Quarterly Report
September 30, 2025
State Street Variable Insurance Series Funds, Inc.

State Street Variable Insurance Series Funds, Inc.
Quarterly Report
September 30, 2025
Table of Contents (Unaudited)

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 97.3% †
Aerospace & Defense - 0.6%
RTX Corp.	690	$115,458
Application Software - 3.3%
Adobe, Inc. (a)	507	178,844
Intuit, Inc.	80	54,633
Salesforce, Inc.	872	206,664
Synopsys, Inc. (a)	405	199,823
		639,964
Automobile Manufacturers - 1.3%
General Motors Co.	1,791	109,197
Tesla, Inc. (a)	307	136,529
		245,726
Automotive Retail - 0.6%
O'Reilly Automotive, Inc. (a)	1,031	111,152
Biotechnology - 0.3%
BioMarin Pharmaceutical, Inc. (a)	168	9,099
Vertex Pharmaceuticals, Inc. (a)	137	53,655
		62,754
Broadline Retail - 4.4%
Amazon.com, Inc. (a)	3,879	851,712
Building Products - 0.5%
Trane Technologies PLC	209	88,190
Construction Machinery & Heavy Transportation Equipment - 0.3%
Westinghouse Air Brake Technologies Corp.	321	64,351
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	274	172,697
Consumer Staples Merchandise Retail - 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	1,074	100,151
Costco Wholesale Corp.	59	54,612
Walmart, Inc.	1,665	171,595
		326,358
Data Center REITs - 0.8%
Equinix, Inc.	202	158,214
Data Processing & Outsourced Services - 0.7%
Broadridge Financial Solutions, Inc.	607	144,569
Diversified Banks - 4.0%
Bank of America Corp.	6,501	335,386
JPMorgan Chase & Co.	1,383	436,240
		771,626
Electric Utilities - 1.1%
NextEra Energy, Inc.	2,702	203,974
Electrical Components & Equipment - 2.0%
Eaton Corp. PLC	358	133,981
Emerson Electric Co.	1,888	247,668
		381,649
Electronic Components - 0.4%
Amphenol Corp., Class A	634	78,458
	Number of Shares	Fair Value
Environmental & Facilities Services - 1.5%
Tetra Tech, Inc.	2,511	$83,817
Waste Management, Inc.	977	215,751
		299,568
Financial Exchanges & Data - 2.7%
CME Group, Inc.	289	78,085
Intercontinental Exchange, Inc.	796	134,110
MSCI, Inc.	216	122,561
S&P Global, Inc.	375	182,516
		517,272
Healthcare Equipment - 1.0%
Abbott Laboratories	588	78,757
Becton Dickinson & Co.	251	46,979
Intuitive Surgical, Inc. (a)	165	73,793
		199,529
Healthcare Supplies - 0.3%
Cooper Cos., Inc. (a)	751	51,489
Home Improvement Retail - 1.9%
Home Depot, Inc.	815	330,230
Lowe's Cos., Inc.	134	33,675
		363,905
Household Products - 0.6%
Procter & Gamble Co.	714	109,706
Independent Power Producers & Energy Traders - 0.2%
Vistra Corp.	233	45,649
Industrial Gases - 1.1%
Linde PLC	448	212,800
Industrial Machinery & Supplies & Components - 1.2%
Parker-Hannifin Corp.	312	236,543
Insurance Brokers - 0.2%
Marsh & McLennan Cos., Inc.	233	46,956
Integrated Oil & Gas - 1.4%
Chevron Corp.	717	111,343
Exxon Mobil Corp.	1,340	151,085
		262,428
Interactive Media & Services - 9.2%
Alphabet, Inc., Class A	3,873	941,527
Alphabet, Inc., Class C	524	127,620
Meta Platforms, Inc., Class A	977	717,489
		1,786,636
Investment Banking & Brokerage - 1.3%
Goldman Sachs Group, Inc. (b)	323	257,221
IT Consulting & Other Services - 0.2%
Accenture PLC, Class A	169	41,675
Life Sciences Tools & Services - 2.5%
Agilent Technologies, Inc.	350	44,922
Danaher Corp.	404	80,097
IQVIA Holdings, Inc. (a)(b)	524	99,529
Repligen Corp. (a)	421	56,275
Thermo Fisher Scientific, Inc.	435	210,984
		491,807

See Notes to Schedule of Investments.
State Street U.S. Equity V.I.S. Fund	1

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Managed Healthcare - 0.5%
Elevance Health, Inc.	35	$11,309
UnitedHealth Group, Inc.	241	83,217
		94,526
Movies & Entertainment - 1.0%
Netflix, Inc. (a)	95	113,897
Walt Disney Co.	723	82,784
		196,681
Multi-Sector Holdings - 1.1%
Berkshire Hathaway, Inc., Class B (a)	444	223,217
Multi-Utilities - 1.3%
CMS Energy Corp.	1,925	141,026
Sempra	1,130	101,677
		242,703
Oil & Gas Exploration & Production - 0.9%
ConocoPhillips	1,332	125,994
EQT Corp.	1,018	55,410
		181,404
Packaged Foods & Meats - 0.2%
Mondelez International, Inc., Class A	607	37,919
Passenger Ground Transportation - 1.4%
Uber Technologies, Inc. (a)	2,839	278,137
Pharmaceuticals - 3.6%
AstraZeneca PLC ADR	1,168	89,609
Eli Lilly & Co.	424	323,512
Johnson & Johnson	992	183,937
Merck & Co., Inc.	1,184	99,373
		696,431
Property & Casualty Insurance - 0.9%
American International Group, Inc.	414	32,516
Chubb Ltd.	239	67,458
Progressive Corp.	290	71,615
		171,589
Real Estate Services - 0.7%
CBRE Group, Inc., Class A (a)	870	137,077
Restaurants - 0.5%
McDonald's Corp.	293	89,040
Semiconductor Materials & Equipment - 1.2%
Applied Materials, Inc.	1,154	236,270
Semiconductors - 13.9%
Advanced Micro Devices, Inc. (a)	1,290	208,709
Broadcom, Inc.	1,400	461,874
NVIDIA Corp.	9,698	1,809,453
Texas Instruments, Inc.	1,135	208,533
		2,688,569
Soft Drinks & Non-alcoholic Beverages - 0.7%
Monster Beverage Corp. (a)	1,174	79,022
PepsiCo, Inc.	449	63,057
		142,079
	Number of Shares	Fair Value
Specialty Chemicals - 0.3%
Ecolab, Inc.	127	$34,780
International Flavors & Fragrances, Inc.	342	21,047
		55,827
Systems Software - 9.2%
Crowdstrike Holdings, Inc., Class A (a)	96	47,076
Microsoft Corp.	2,881	1,492,214
Oracle Corp.	598	168,182
ServiceNow, Inc. (a)	77	70,862
		1,778,334
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	4,831	1,230,118
Telecom Tower REITs - 0.7%
American Tower Corp.	709	136,355
Tobacco - 0.7%
Philip Morris International, Inc.	840	136,248
Trading Companies & Distributors - 1.7%
United Rentals, Inc.	267	254,894
WW Grainger, Inc.	69	65,754
		320,648
Transaction & Payment Processing Services - 2.1%
Mastercard, Inc., Class A	93	52,899
Visa, Inc., Class A	1,050	358,449
		411,348
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	195	46,679
Total Common Stock (Cost $9,788,525)		18,871,235
Short-Term Investment - 2.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.13% (c)(d) (Cost $563,777)	563,777	563,777
Total Investments (Cost $10,352,302)		19,435,012
Liabilities in Excess of Other Assets, net - (0.2)%		(40,826)
NET ASSETS - 100.0%		$19,394,186

See Notes to Schedule of Investments.
2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at September 30, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	December 2025	11	$365,546	$370,632	$5,086
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At September 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2025.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$18,871,235	$—	$—	$18,871,235
Short-Term Investment	563,777	—	—	563,777
Total Investments in Securities	$19,435,012	$—	$—	$19,435,012
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	5,086	—	—	5,086
Total Other Financial Instruments	$5,086	$—	$—	$5,086

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	331,182	$331,182	$4,060,585	$3,827,990	$—	$—	563,777	$563,777	$18,532
See Notes to Schedule of Investments.
State Street U.S. Equity V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 99.4% †
Advertising - 0.1%
Interpublic Group of Cos., Inc.	1,462	$40,804
Omnicom Group, Inc.	514	41,907
Trade Desk, Inc., Class A (a)	1,700	83,317
		166,028
Aerospace & Defense - 2.2%
Axon Enterprise, Inc. (a)	279	200,221
Boeing Co. (a)	2,730	589,216
General Dynamics Corp.	932	317,812
General Electric Co.	3,817	1,148,230
Howmet Aerospace, Inc.	1,438	282,179
Huntington Ingalls Industries, Inc.	152	43,762
L3Harris Technologies, Inc.	673	205,541
Lockheed Martin Corp.	742	370,414
Northrop Grumman Corp.	480	292,474
RTX Corp.	4,826	807,534
Textron, Inc.	602	50,863
TransDigm Group, Inc.	198	260,968
		4,569,214
Agricultural & Farm Machinery - 0.2%
Deere & Co.	907	414,735
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	1,717	102,573
Bunge Global SA	527	42,819
		145,392
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	452	59,845
Expeditors International of Washington, Inc.	528	64,727
FedEx Corp.	791	186,526
United Parcel Service, Inc., Class B	2,643	220,770
		531,868
Apparel Retail - 0.4%
Ross Stores, Inc.	1,163	177,230
TJX Cos., Inc.	4,028	582,207
		759,437
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	391	69,570
Ralph Lauren Corp.	137	42,958
Tapestry, Inc.	754	85,368
		197,896
Application Software - 2.9%
Adobe, Inc. (a)	1,520	536,180
AppLovin Corp., Class A (a)	972	698,421
Autodesk, Inc. (a)	791	251,277
Cadence Design Systems, Inc. (a)	970	340,722
Datadog, Inc., Class A (a)	1,200	170,880
Fair Isaac Corp. (a)	87	130,198
Intuit, Inc.	1,006	687,007
Palantir Technologies, Inc., Class A (a)	8,168	1,490,007
PTC, Inc. (a)	431	87,502
Roper Technologies, Inc.	385	191,996
Salesforce, Inc.	3,441	815,517
Synopsys, Inc. (a)	679	335,012
	Number of Shares	Fair Value
Tyler Technologies, Inc. (a)	152	$79,520
Workday, Inc., Class A (a)	762	183,436
		5,997,675
Asset Management & Custody Banks - 1.1%
Ameriprise Financial, Inc.	344	168,990
Bank of New York Mellon Corp.	2,546	277,412
Blackrock, Inc.	518	603,921
Blackstone, Inc.	2,645	451,898
Franklin Resources, Inc.	991	22,922
Invesco Ltd.	1,674	38,401
KKR & Co., Inc.	2,500	324,875
Northern Trust Corp.	701	94,355
State Street Corp. (b)	1,023	118,678
T. Rowe Price Group, Inc.	797	81,804
		2,183,256
Automobile Manufacturers - 2.4%
Ford Motor Co.	14,470	173,061
General Motors Co.	3,479	212,115
Tesla, Inc. (a)	10,082	4,483,667
		4,868,843
Automotive Parts & Equipment - 0.0%*
Aptiv PLC (a)	781	67,338
Automotive Retail - 0.3%
AutoZone, Inc. (a)	60	257,414
CarMax, Inc. (a)	578	25,935
O'Reilly Automotive, Inc. (a)	3,004	323,861
		607,210
Biotechnology - 1.6%
AbbVie, Inc.	6,358	1,472,131
Amgen, Inc.	1,939	547,186
Biogen, Inc. (a)	499	69,900
Gilead Sciences, Inc.	4,478	497,058
Incyte Corp. (a)	618	52,413
Moderna, Inc. (a)	1,315	33,966
Regeneron Pharmaceuticals, Inc.	365	205,229
Vertex Pharmaceuticals, Inc. (a)	913	357,567
		3,235,450
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	710	32,127
Broadcasting - 0.0%*
Fox Corp., Class A	572	36,070
Fox Corp., Class B	495	28,359
Paramount Skydance Corp., Class B	796	15,060
		79,489
Broadline Retail - 3.8%
Amazon.com, Inc. (a)	34,831	7,647,843
eBay, Inc.	1,696	154,251
		7,802,094
Building Products - 0.5%
A.O. Smith Corp.	491	36,044
Allegion PLC	298	52,850
Builders FirstSource, Inc. (a)	400	48,500
Carrier Global Corp.	2,949	176,055

See Notes to Schedule of Investments.
4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Johnson Controls International PLC	2,361	$259,592
Lennox International, Inc.	113	59,818
Masco Corp.	766	53,919
Trane Technologies PLC	800	337,568
		1,024,346
Cable & Satellite - 0.2%
Charter Communications, Inc., Class A (a)	336	92,435
Comcast Corp., Class A	13,297	417,792
		510,227
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	256	34,347
Old Dominion Freight Line, Inc.	688	96,857
		131,204
Casinos & Gaming - 0.1%
Las Vegas Sands Corp.	1,125	60,514
MGM Resorts International (a)	634	21,974
Wynn Resorts Ltd.	311	39,892
		122,380
Commodity Chemicals - 0.0%*
Dow, Inc.	2,348	53,840
LyondellBasell Industries NV, Class A	852	41,782
		95,622
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	3,718	541,750
Cisco Systems, Inc.	14,298	978,269
F5, Inc. (a)	203	65,607
Motorola Solutions, Inc.	602	275,289
		1,860,915
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	760	57,471
Construction & Engineering - 0.2%
EMCOR Group, Inc.	142	92,235
Quanta Services, Inc.	553	229,174
		321,409
Construction Machinery & Heavy Transportation Equipment - 0.6%
Caterpillar, Inc.	1,683	803,043
Cummins, Inc.	510	215,409
PACCAR, Inc.	1,836	180,516
Westinghouse Air Brake Technologies Corp.	633	126,897
		1,325,865
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	230	144,964
Vulcan Materials Co.	474	145,812
		290,776
Consumer Electronics - 0.1%
Garmin Ltd.	555	136,652
Consumer Finance - 0.6%
American Express Co.	1,954	649,041
Capital One Financial Corp.	2,341	497,650
	Number of Shares	Fair Value
Synchrony Financial	1,343	$95,420
		1,242,111
Consumer Staples Merchandise Retail - 1.6%
Costco Wholesale Corp.	1,594	1,475,454
Dollar General Corp.	788	81,440
Dollar Tree, Inc. (a)	761	71,816
Target Corp.	1,573	141,098
Walmart, Inc.	15,773	1,625,565
		3,395,373
Copper - 0.1%
Freeport-McMoRan, Inc.	5,094	199,787
Data Center REITs - 0.2%
Digital Realty Trust, Inc.	1,171	202,442
Equinix, Inc.	352	275,701
		478,143
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	459	109,320
Distillers & Vintners - 0.0%*
Brown-Forman Corp., Class B	755	20,445
Constellation Brands, Inc., Class A	541	72,857
		93,302
Distributors - 0.1%
Genuine Parts Co.	486	67,360
LKQ Corp.	1,038	31,700
Pool Corp.	119	36,898
		135,958
Diversified Banks - 3.3%
Bank of America Corp.	24,006	1,238,470
Citigroup, Inc.	6,647	674,670
Fifth Third Bancorp	2,392	106,564
JPMorgan Chase & Co.	9,908	3,125,280
KeyCorp	3,088	57,715
PNC Financial Services Group, Inc.	1,408	282,909
U.S. Bancorp	5,614	271,325
Wells Fargo & Co.	11,651	976,587
		6,733,520
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	1,676	223,361
Diversified Support Services - 0.2%
Cintas Corp.	1,237	253,907
Copart, Inc. (a)	3,290	147,951
		401,858
Electric Utilities - 1.5%
Alliant Energy Corp.	1,002	67,545
American Electric Power Co., Inc.	1,959	220,388
Constellation Energy Corp.	1,114	366,584
Duke Energy Corp.	2,799	346,376
Edison International	1,323	73,135
Entergy Corp.	1,417	132,050
Evergy, Inc.	888	67,506
Eversource Energy	1,362	96,893
Exelon Corp.	3,638	163,746

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
FirstEnergy Corp.	1,761	$80,689
NextEra Energy, Inc.	7,356	555,305
NRG Energy, Inc.	723	117,090
PG&E Corp.	8,013	120,836
Pinnacle West Capital Corp.	489	43,844
PPL Corp.	2,627	97,619
Southern Co.	3,956	374,910
Xcel Energy, Inc.	2,220	179,043
		3,103,559
Electrical Components & Equipment - 0.6%
AMETEK, Inc.	818	153,784
Eaton Corp. PLC	1,406	526,196
Emerson Electric Co.	2,005	263,016
Generac Holdings, Inc. (a)	165	27,621
Hubbell, Inc.	200	86,062
Rockwell Automation, Inc.	414	144,705
		1,201,384
Electronic Components - 0.4%
Amphenol Corp., Class A	4,337	536,704
Corning, Inc.	2,901	237,969
		774,673
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	578	101,104
Teledyne Technologies, Inc. (a)	168	98,455
Trimble, Inc. (a)	941	76,832
Zebra Technologies Corp., Class A (a)	182	54,083
		330,474
Electronic Manufacturing Services - 0.2%
Jabil, Inc.	385	83,610
TE Connectivity PLC	1,084	237,971
		321,581
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	751	172,339
Rollins, Inc.	1,100	64,614
Veralto Corp.	947	100,960
Waste Management, Inc.	1,313	289,950
		627,863
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	639	57,318
Corteva, Inc.	2,434	164,612
Mosaic Co.	1,227	42,552
		264,482
Financial Exchanges & Data - 1.1%
Cboe Global Markets, Inc.	318	77,989
CME Group, Inc.	1,295	349,896
Coinbase Global, Inc., Class A (a)	809	273,029
FactSet Research Systems, Inc.	127	36,384
Intercontinental Exchange, Inc.	2,064	347,743
Moody's Corp.	572	272,547
MSCI, Inc.	275	156,038
Nasdaq, Inc.	1,512	133,736
S&P Global, Inc.	1,128	549,009
		2,196,371
Food Distributors - 0.1%
Sysco Corp.	1,819	149,776
	Number of Shares	Fair Value
Food Retail - 0.1%
Kroger Co.	2,114	$142,505
Footwear - 0.2%
Deckers Outdoor Corp. (a)	506	51,293
NIKE, Inc., Class B	4,260	297,050
		348,343
Gas Utilities - 0.0%*
Atmos Energy Corp.	568	96,986
Gold - 0.2%
Newmont Corp.	3,943	332,434
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	600	50,004
Healthpeak Properties, Inc.	2,724	52,165
Ventas, Inc.	1,595	111,634
Welltower, Inc.	2,244	399,746
		613,549
Healthcare Distributors - 0.3%
Cardinal Health, Inc.	832	130,591
Cencora, Inc.	645	201,582
Henry Schein, Inc. (a)	362	24,026
McKesson Corp.	449	346,870
		703,069
Healthcare Equipment - 2.0%
Abbott Laboratories	6,259	838,331
Baxter International, Inc.	1,981	45,107
Becton Dickinson & Co.	1,034	193,534
Boston Scientific Corp. (a)	5,380	525,249
Dexcom, Inc. (a)	1,428	96,090
Edwards Lifesciences Corp. (a)	2,140	166,428
GE HealthCare Technologies, Inc.	1,591	119,484
Hologic, Inc. (a)	799	53,925
IDEXX Laboratories, Inc. (a)	269	171,861
Insulet Corp. (a)	252	77,800
Intuitive Surgical, Inc. (a)	1,294	578,716
Medtronic PLC	4,626	440,580
ResMed, Inc.	540	147,814
STERIS PLC	344	85,119
Stryker Corp.	1,233	455,803
Zimmer Biomet Holdings, Inc.	689	67,867
		4,063,708
Healthcare Facilities - 0.1%
HCA Healthcare, Inc.	602	256,572
Universal Health Services, Inc., Class B	188	38,435
		295,007
Healthcare Services - 0.4%
Cigna Group	968	279,026
CVS Health Corp.	4,518	340,612
DaVita, Inc. (a)	158	20,993
Labcorp Holdings, Inc.	293	84,109
Quest Diagnostics, Inc.	437	83,284
		808,024
Healthcare Supplies - 0.1%
Align Technology, Inc. (a)	218	27,298

See Notes to Schedule of Investments.
6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Cooper Cos., Inc. (a)	770	$52,791
Solventum Corp. (a)	516	37,668
		117,757
Heavy Electrical Equipment - 0.3%
GE Vernova, Inc.	983	604,447
Home Building - 0.2%
DR Horton, Inc.	1,023	173,368
Lennar Corp., Class A	863	108,773
NVR, Inc. (a)	8	64,277
PulteGroup, Inc.	716	94,605
		441,023
Home Furnishing Retail - 0.0%*
Williams-Sonoma, Inc.	395	77,203
Home Furnishings - 0.0%*
Mohawk Industries, Inc. (a)	175	22,561
Home Improvement Retail - 1.0%
Home Depot, Inc.	3,592	1,455,443
Lowe's Cos., Inc.	2,024	508,651
		1,964,094
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts, Inc.	2,184	37,172
Hotels, Resorts & Cruise Lines - 0.9%
Airbnb, Inc., Class A (a)	1,585	192,451
Booking Holdings, Inc.	118	637,114
Carnival Corp. (a)	3,544	102,457
Expedia Group, Inc.	441	94,264
Hilton Worldwide Holdings, Inc.	826	214,297
Marriott International, Inc., Class A	826	215,123
Norwegian Cruise Line Holdings Ltd. (a)	1,496	36,846
Royal Caribbean Cruises Ltd.	906	293,164
		1,785,716
Household Products - 0.9%
Church & Dwight Co., Inc.	869	76,150
Clorox Co.	488	60,170
Colgate-Palmolive Co.	2,874	229,748
Kimberly-Clark Corp.	1,175	146,100
Procter & Gamble Co.	8,400	1,290,660
		1,802,828
Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	1,486	436,141
Dayforce, Inc. (a)	566	38,992
Paychex, Inc.	1,158	146,788
Paycom Software, Inc.	157	32,678
		654,599
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	2,716	35,743
Vistra Corp.	1,150	225,308
		261,051
Industrial Conglomerates - 0.4%
3M Co.	1,923	298,411
Honeywell International, Inc.	2,292	482,466
		780,877
	Number of Shares	Fair Value
Industrial Gases - 0.5%
Air Products & Chemicals, Inc.	770	$209,994
Linde PLC	1,693	804,175
		1,014,169
Industrial Machinery & Supplies & Components - 0.6%
Dover Corp.	406	67,733
Fortive Corp.	1,147	56,192
IDEX Corp.	296	48,177
Illinois Tool Works, Inc.	941	245,375
Ingersoll Rand, Inc.	1,303	107,654
Nordson Corp.	189	42,894
Otis Worldwide Corp.	1,308	119,590
Parker-Hannifin Corp.	463	351,023
Pentair PLC	584	64,684
Snap-on, Inc.	182	63,068
Stanley Black & Decker, Inc.	549	40,807
Xylem, Inc.	826	121,835
		1,329,032
Industrial REITs - 0.2%
Prologis, Inc.	3,332	381,581
Insurance Brokers - 0.5%
Aon PLC, Class A	783	279,202
Arthur J Gallagher & Co.	923	285,890
Brown & Brown, Inc.	940	88,162
Marsh & McLennan Cos., Inc.	1,788	360,336
Willis Towers Watson PLC	344	118,835
		1,132,425
Integrated Oil & Gas - 1.4%
Chevron Corp.	6,923	1,075,073
Exxon Mobil Corp.	15,320	1,727,330
Occidental Petroleum Corp.	2,496	117,936
		2,920,339
Integrated Telecommunication Services - 0.7%
AT&T, Inc.	25,742	726,954
Verizon Communications, Inc.	15,114	664,260
		1,391,214
Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	807	162,772
Take-Two Interactive Software, Inc. (a)	636	164,317
		327,089
Interactive Media & Services - 7.2%
Alphabet, Inc., Class A	20,857	5,070,337
Alphabet, Inc., Class C	16,839	4,101,138
Match Group, Inc.	959	33,872
Meta Platforms, Inc., Class A	7,798	5,726,695
		14,932,042
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	482	36,516
GoDaddy, Inc., Class A (a)	486	66,500
VeriSign, Inc.	305	85,269
		188,285
Investment Banking & Brokerage - 1.3%
Charles Schwab Corp.	6,161	588,191
Goldman Sachs Group, Inc.	1,089	867,225
Interactive Brokers Group, Inc., Class A	1,600	110,096

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Morgan Stanley	4,381	$696,404
Raymond James Financial, Inc.	611	105,458
Robinhood Markets, Inc., Class A (a)	2,772	396,895
		2,764,269
IT Consulting & Other Services - 0.8%
Accenture PLC, Class A	2,249	554,603
Cognizant Technology Solutions Corp., Class A	1,687	113,147
EPAM Systems, Inc. (a)	173	26,087
Gartner, Inc. (a)	265	69,660
International Business Machines Corp.	3,336	941,286
		1,704,783
Leisure Products - 0.0%*
Hasbro, Inc.	463	35,119
Life & Health Insurance - 0.3%
Aflac, Inc.	1,688	188,550
Globe Life, Inc.	267	38,173
MetLife, Inc.	1,926	158,645
Principal Financial Group, Inc.	792	65,665
Prudential Financial, Inc.	1,234	128,015
		579,048
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	1,065	136,693
Bio-Techne Corp.	612	34,045
Charles River Laboratories International, Inc. (a)	204	31,918
Danaher Corp.	2,271	450,248
IQVIA Holdings, Inc. (a)	598	113,584
Mettler-Toledo International, Inc. (a)	78	95,754
Revvity, Inc.	346	30,327
Thermo Fisher Scientific, Inc.	1,348	653,807
Waters Corp. (a)	230	68,956
West Pharmaceutical Services, Inc.	245	64,271
		1,679,603
Managed Healthcare - 0.8%
Centene Corp. (a)	1,612	57,516
Elevance Health, Inc.	819	264,635
Humana, Inc.	440	114,475
Molina Healthcare, Inc. (a)	208	39,803
UnitedHealth Group, Inc.	3,253	1,123,261
		1,599,690
Metal, Glass & Plastic Containers - 0.0%*
Ball Corp.	1,026	51,731
Movies & Entertainment - 1.4%
Live Nation Entertainment, Inc. (a)	539	88,073
Netflix, Inc. (a)	1,531	1,835,546
TKO Group Holdings, Inc.	236	47,662
Walt Disney Co.	6,544	749,288
Warner Bros Discovery, Inc. (a)	8,894	173,700
		2,894,269
Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	520	100,448
Camden Property Trust	400	42,712
	Number of Shares	Fair Value
Equity Residential	1,034	$66,931
Essex Property Trust, Inc.	248	66,380
Mid-America Apartment Communities, Inc.	434	60,643
UDR, Inc.	1,109	41,321
		378,435
Multi-Sector Holdings - 1.6%
Berkshire Hathaway, Inc., Class B (a)	6,597	3,316,576
Multi-Utilities - 0.6%
Ameren Corp.	966	100,831
CenterPoint Energy, Inc.	2,340	90,792
CMS Energy Corp.	1,058	77,509
Consolidated Edison, Inc.	1,339	134,596
Dominion Energy, Inc.	3,080	188,404
DTE Energy Co.	702	99,284
NiSource, Inc.	1,785	77,291
Public Service Enterprise Group, Inc.	1,753	146,305
Sempra	2,381	214,242
WEC Energy Group, Inc.	1,127	129,143
		1,258,397
Office REITs - 0.0%*
BXP, Inc.	561	41,705
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	3,571	173,979
Halliburton Co.	3,007	73,972
Schlumberger NV	5,259	180,752
		428,703
Oil & Gas Exploration & Production - 0.6%
APA Corp.	1,468	35,643
ConocoPhillips	4,552	430,574
Coterra Energy, Inc.	2,458	58,132
Devon Energy Corp.	2,238	78,464
Diamondback Energy, Inc.	694	99,311
EOG Resources, Inc.	1,963	220,091
EQT Corp.	2,300	125,189
Expand Energy Corp.	808	85,842
Texas Pacific Land Corp.	73	68,156
		1,201,402
Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	1,082	208,545
Phillips 66 Co.	1,459	198,453
Valero Energy Corp.	1,117	190,180
		597,178
Oil & Gas Storage & Transportation - 0.4%
Kinder Morgan, Inc. (c)	6,627	187,610
ONEOK, Inc.	2,317	169,072
Targa Resources Corp.	784	131,351
Williams Cos., Inc.	4,453	282,098
		770,131
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	1,042	106,221
VICI Properties, Inc.	4,029	131,386
		237,607
Other Specialty Retail - 0.1%
Tractor Supply Co.	1,961	111,522

See Notes to Schedule of Investments.
8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Ulta Beauty, Inc. (a)	167	$91,307
		202,829
Packaged Foods & Meats - 0.4%
Campbell's Co.	776	24,506
Conagra Brands, Inc.	1,941	35,540
General Mills, Inc.	1,979	99,781
Hershey Co.	563	105,309
Hormel Foods Corp.	1,097	27,140
J.M. Smucker Co.	359	38,987
Kellanova	886	72,670
Kraft Heinz Co.	2,849	74,188
Lamb Weston Holdings, Inc.	568	32,989
McCormick & Co., Inc.	886	59,282
Mondelez International, Inc., Class A	4,593	286,925
Tyson Foods, Inc., Class A	1,073	58,264
		915,581
Paper & Plastic Packaging Products & Materials - 0.2%
Amcor PLC	8,636	70,642
Avery Dennison Corp.	257	41,678
International Paper Co.	1,814	84,170
Packaging Corp. of America	303	66,033
Smurfit WestRock PLC	1,928	82,075
		344,598
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	2,252	127,801
Southwest Airlines Co.	1,896	60,501
United Airlines Holdings, Inc. (a)	1,173	113,195
		301,497
Passenger Ground Transportation - 0.4%
Uber Technologies, Inc. (a)	7,530	737,714
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	805	70,937
Kenvue, Inc.	7,152	116,077
		187,014
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	7,262	327,516
Eli Lilly & Co.	2,858	2,180,654
Johnson & Johnson	8,667	1,607,035
Merck & Co., Inc.	8,966	752,516
Pfizer, Inc.	20,545	523,487
Viatris, Inc.	3,796	37,581
Zoetis, Inc.	1,612	235,868
		5,664,657
Property & Casualty Insurance - 1.0%
Allstate Corp.	980	210,357
American International Group, Inc.	2,041	160,300
Arch Capital Group Ltd.	1,402	127,204
Assurant, Inc.	152	32,923
Chubb Ltd.	1,339	377,933
Cincinnati Financial Corp.	623	98,496
Erie Indemnity Co., Class A	100	31,816
Hartford Insurance Group, Inc.	999	133,257
Loews Corp.	655	65,755
Progressive Corp.	2,117	522,793
Travelers Cos., Inc.	812	226,727
	Number of Shares	Fair Value
W.R. Berkley Corp.	1,066	$81,677
		2,069,238
Publishing - 0.0%*
News Corp., Class A	1,377	42,288
Rail Transportation - 0.5%
CSX Corp.	6,833	242,640
Norfolk Southern Corp.	798	239,727
Union Pacific Corp.	2,141	506,068
		988,435
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)	1,043	164,335
CoStar Group, Inc. (a)	1,486	125,374
		289,709
Regional Banks - 0.3%
Citizens Financial Group, Inc.	1,558	82,823
Huntington Bancshares, Inc.	5,728	98,923
M&T Bank Corp.	518	102,367
Regions Financial Corp.	3,207	84,569
Truist Financial Corp.	4,638	212,049
		580,731
Reinsurance - 0.0%*
Everest Group Ltd.	152	53,235
Research & Consulting Services - 0.2%
Equifax, Inc.	393	100,816
Jacobs Solutions, Inc.	329	49,304
Leidos Holdings, Inc.	459	86,733
Verisk Analytics, Inc.	513	129,024
		365,877
Restaurants - 1.0%
Chipotle Mexican Grill, Inc. (a)	4,910	192,423
Darden Restaurants, Inc.	442	84,139
Domino's Pizza, Inc.	113	48,783
DoorDash, Inc., Class A (a)	1,314	357,395
McDonald's Corp.	2,571	781,301
Starbucks Corp.	4,124	348,891
Yum! Brands, Inc.	987	150,024
		1,962,956
Retail REITs - 0.3%
Federal Realty Investment Trust	317	32,115
Kimco Realty Corp.	2,766	60,437
Realty Income Corp.	3,365	204,558
Regency Centers Corp.	620	45,198
Simon Property Group, Inc.	1,135	213,006
		555,314
Self Storage REITs - 0.1%
Extra Space Storage, Inc.	812	114,443
Public Storage	542	156,557
		271,000
Semiconductor Materials & Equipment - 0.9%
Applied Materials, Inc.	2,867	586,990
KLA Corp.	476	513,414
Lam Research Corp.	4,539	607,772
Teradyne, Inc.	577	79,418
		1,787,594

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Semiconductors - 12.8%
Advanced Micro Devices, Inc. (a)	5,860	$948,089
Analog Devices, Inc.	1,778	436,855
Broadcom, Inc.	16,905	5,577,129
First Solar, Inc. (a)	400	88,212
Intel Corp. (a)	15,614	523,850
Microchip Technology, Inc.	1,933	124,137
Micron Technology, Inc.	4,041	676,140
Monolithic Power Systems, Inc.	177	162,953
NVIDIA Corp.	87,694	16,361,946
NXP Semiconductors NV	895	203,818
ON Semiconductor Corp. (a)	1,546	76,233
QUALCOMM, Inc.	3,860	642,150
Skyworks Solutions, Inc.	500	38,490
Texas Instruments, Inc.	3,253	597,674
		26,457,676
Single-Family Residential REITs - 0.0%*
Invitation Homes, Inc.	1,630	47,808
Soft Drinks & Non-alcoholic Beverages - 0.9%
Coca-Cola Co.	13,834	917,471
Keurig Dr. Pepper, Inc.	4,736	120,815
Monster Beverage Corp. (a)	2,606	175,410
PepsiCo, Inc.	4,870	683,943
		1,897,639
Specialty Chemicals - 0.4%
Albemarle Corp.	441	35,756
DuPont de Nemours, Inc.	1,457	113,500
Eastman Chemical Co.	441	27,805
Ecolab, Inc.	933	255,512
International Flavors & Fragrances, Inc.	963	59,263
PPG Industries, Inc.	838	88,082
Sherwin-Williams Co.	824	285,318
		865,236
Steel - 0.1%
Nucor Corp.	829	112,271
Steel Dynamics, Inc.	483	67,345
		179,616
Systems Software - 8.4%
Crowdstrike Holdings, Inc., Class A (a)	900	441,342
Fortinet, Inc. (a)	2,401	201,876
Gen Digital, Inc.	1,909	54,197
Microsoft Corp.	26,722	13,840,660
Oracle Corp.	5,927	1,666,909
Palo Alto Networks, Inc. (a)	2,421	492,964
ServiceNow, Inc. (a)	744	684,688
		17,382,636
Technology Distributors - 0.0%*
CDW Corp.	500	79,640
Technology Hardware, Storage & Peripherals - 7.0%
ABIOMED, Inc. (a)	199	203
Apple, Inc.	53,333	13,580,182
Dell Technologies, Inc., Class C	1,057	149,851
Hewlett Packard Enterprise Co.	4,667	114,621
HP, Inc.	3,529	96,095
	Number of Shares	Fair Value
NetApp, Inc.	738	$87,423
Seagate Technology Holdings PLC	761	179,642
Super Micro Computer, Inc. (a)	1,900	91,086
Western Digital Corp.	1,253	150,435
		14,449,538
Telecom Tower REITs - 0.3%
American Tower Corp.	1,682	323,482
Crown Castle, Inc.	1,568	151,297
SBA Communications Corp.	406	78,500
		553,279
Timber REITs - 0.0%*
Weyerhaeuser Co.	2,711	67,206
Tobacco - 0.6%
Altria Group, Inc.	6,066	400,720
Philip Morris International, Inc.	5,620	911,564
		1,312,284
Trading Companies & Distributors - 0.3%
Fastenal Co.	4,146	203,320
United Rentals, Inc.	232	221,481
WW Grainger, Inc.	163	155,332
		580,133
Transaction & Payment Processing Services - 2.3%
Block, Inc. (a)	1,968	142,227
Corpay, Inc. (a)	247	71,151
Fidelity National Information Services, Inc.	1,947	128,385
Fiserv, Inc. (a)	1,938	249,866
Global Payments, Inc.	929	77,181
Jack Henry & Associates, Inc.	249	37,084
Mastercard, Inc., Class A	2,963	1,685,384
PayPal Holdings, Inc. (a)	3,392	227,468
Visa, Inc., Class A	6,118	2,088,563
		4,707,309
Water Utilities - 0.0%*
American Water Works Co., Inc.	733	102,026
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	1,702	407,425
Total Common Stock (Cost $41,140,635)		205,035,308
Short-Term Investment - 0.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.13% (c)(d)(e) (Cost $1,187,498)	1,187,498	1,187,498
Total Investments (Cost $42,328,133)		206,222,806
Other Assets and Liabilities, net - 0.0%*		72,905
NET ASSETS - 100.0%		$206,295,711

See Notes to Schedule of Investments.
10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at September 30, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	December 2025	4	$1,332,690	$1,347,750	$15,060
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At September 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2025.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$205,035,105	$203	$—	$205,035,308
Short-Term Investment	1,187,498	—	—	1,187,498
Total Investments in Securities	$206,222,603	$203	$—	$206,222,806
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	15,060	—	—	15,060
Total Other Financial Instruments	$15,060	$—	$—	$15,060

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Corp.	1,122	$110,124	$—	$11,174	$6,898	$12,830	1,023	$118,678	$2,558
State Street Institutional U.S. Government Money Market Fund - Class G Shares	820,009	820,009	18,104,599	17,737,110	—	—	1,187,498	1,187,498	25,867
TOTAL		$930,133	$18,104,599	$17,748,284	$6,898	$12,830		$1,306,176	$28,425
See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	11

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 92.8% †
Application Software - 4.2%
Adobe, Inc. (a)	1,311	$462,455
Salesforce, Inc.	1,705	404,085
Synopsys, Inc. (a)	1,201	592,562
		1,459,102
Automobile Manufacturers - 0.9%
Tesla, Inc. (a)	739	328,648
Broadline Retail - 6.0%
Amazon.com, Inc. (a)	9,419	2,068,130
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	580	365,562
Data Center REITs - 1.3%
Equinix, Inc.	559	437,831
Electrical Components & Equipment - 2.2%
Eaton Corp. PLC	1,175	439,744
Emerson Electric Co.	2,348	308,010
		747,754
Financial Exchanges & Data - 0.9%
S&P Global, Inc.	638	310,521
Healthcare Equipment - 1.0%
Abbott Laboratories (b)	2,710	362,977
Home Improvement Retail - 2.0%
Home Depot, Inc.	1,758	712,324
Industrial Machinery & Supplies & Components - 1.0%
Parker-Hannifin Corp.	467	354,056
Interactive Media & Services - 12.5%
Alphabet, Inc., Class A	4,860	1,181,466
Alphabet, Inc., Class C	4,875	1,187,306
Meta Platforms, Inc., Class A	2,662	1,954,920
		4,323,692
Internet Services & Infrastructure - 0.5%
MongoDB, Inc. (a)	541	167,916
Investment Banking & Brokerage - 1.3%
Goldman Sachs Group, Inc.	550	437,992
Life Sciences Tools & Services - 1.3%
Repligen Corp. (a)	3,374	451,003
Passenger Ground Transportation - 1.6%
Uber Technologies, Inc. (a)	5,837	571,851
Pharmaceuticals - 4.4%
AstraZeneca PLC ADR	4,606	353,372
Eli Lilly & Co.	1,532	1,168,916
		1,522,288
Semiconductor Materials & Equipment - 2.0%
Applied Materials, Inc.	3,346	685,060
Semiconductors - 21.8%
Advanced Micro Devices, Inc. (a)	3,369	545,071
Broadcom, Inc.	3,867	1,275,762
NVIDIA Corp.	28,200	5,261,556
	Number of Shares	Fair Value
Texas Instruments, Inc.	2,654	$487,619
		7,570,008
Soft Drinks & Non-alcoholic Beverages - 1.2%
Monster Beverage Corp. (a)	6,261	421,428
Systems Software - 15.8%
Crowdstrike Holdings, Inc., Class A (a)	668	327,574
Microsoft Corp.	8,821	4,568,837
ServiceNow, Inc. (a)	624	574,255
		5,470,666
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	6,464	1,645,928
Trading Companies & Distributors - 1.4%
United Rentals, Inc.	495	472,557
Transaction & Payment Processing Services - 3.8%
Mastercard, Inc., Class A	827	470,406
Visa, Inc., Class A	2,457	838,771
		1,309,177
Total Common Stock (Cost $12,696,790)		32,196,471
Exchange Traded & Mutual Funds - 5.2%
The Technology Select Sector SPDR Fund (c)	3,240	913,226
Vanguard Information Technology ETF	1,216	907,902
Total Exchange Traded & Mutual Funds (Cost $1,472,321)		1,821,128
Total Investments in Securities (Cost $14,169,111)		34,017,599
Short-Term Investment - 2.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.13% (c)(d) (Cost $718,217)	718,217	718,217
Total Investments (Cost $14,887,328)		34,735,816
Liabilities in Excess of Other Assets, net - (0.1)%		(35,695)
NET ASSETS - 100.0%		$34,700,121

See Notes to Schedule of Investments.
12	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at September 30, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro E-mini NASDAQ-100 Futures	December 2025	7	$340,999	$348,625	$7,626
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At September 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2025.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$32,196,471	$—	$—	$32,196,471
Exchange Traded & Mutual Funds	1,821,128	—	—	1,821,128
Short-Term Investment	718,217	—	—	718,217
Total Investments in Securities	$34,735,816	$—	$—	$34,735,816
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	7,626	—	—	7,626
Total Other Financial Instruments	$7,626	$—	$—	$7,626

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,104,965	$1,104,965	$6,614,934	$7,001,682	$—	$—	718,217	$718,217	$24,005
The Technology Select Sector SPDR Fund	5,787	1,345,593	218,046	785,322	78,663	56,246	3,240	913,226	3,649
TOTAL		$2,450,558	$6,832,980	$7,787,004	$78,663	$56,246		$1,631,443	$27,654
See Notes to Schedule of Investments.
State Street Premier Growth Equity V.I.S. Fund	13

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 95.2% †
Advertising - 0.1%
NIQ Global Intelligence PLC (a)	1,008	$15,826
Aerospace & Defense - 1.1%
Karman Holdings, Inc. (a)	566	40,865
Kratos Defense & Security Solutions, Inc. (a)	245	22,386
Mercury Systems, Inc. (a)	494	38,236
Rocket Lab Corp. (a)	391	18,733
Woodward, Inc.	492	124,333
		244,553
Agricultural & Farm Machinery - 0.8%
AGCO Corp.	1,347	144,223
Alamo Group, Inc.	233	44,480
		188,703
Agricultural Products & Services - 0.8%
Darling Ingredients, Inc. (a)	6,205	191,548
Apparel Retail - 1.4%
Boot Barn Holdings, Inc. (a)	1,099	182,126
Buckle, Inc.	1,760	103,242
Revolve Group, Inc. (a)	2,105	44,836
		330,204
Apparel, Accessories & Luxury Goods - 0.1%
Kontoor Brands, Inc.	309	24,649
Application Software - 5.5%
ACI Worldwide, Inc. (a)	2,852	150,500
Alkami Technology, Inc. (a)	4,399	109,271
Blackbaud, Inc. (a)	1,863	119,810
BlackLine, Inc. (a)	1,538	81,668
Braze, Inc., Class A (a)	3,969	112,878
CCC Intelligent Solutions Holdings, Inc. (a)	12,397	112,937
Clearwater Analytics Holdings, Inc., Class A (a)	3,165	57,033
Confluent, Inc., Class A (a)	4,830	95,634
Descartes Systems Group, Inc. (a)	139	13,098
Dynatrace, Inc. (a)	724	35,078
Jamf Holding Corp. (a)	3,191	34,144
nCino, Inc. (a)	1,329	36,029
Nutanix, Inc., Class A (a)	1,490	110,841
Procore Technologies, Inc. (a)	436	31,793
Riot Platforms, Inc. (a)	535	10,181
SPS Commerce, Inc. (a)	410	42,697
Vertex, Inc., Class A (a)	4,398	109,027
		1,262,619
Asset Management & Custody Banks - 0.8%
DigitalBridge Group, Inc.	6,519	76,272
Hamilton Lane, Inc., Class A	595	80,200
StepStone Group, Inc., Class A	308	20,116
		176,588
Automobile Manufacturers - 0.3%
Thor Industries, Inc.	768	79,634
Automotive Parts & Equipment - 2.7%
Dana, Inc.	1,666	33,387
Dorman Products, Inc. (a)	1,321	205,917
	Number of Shares	Fair Value
Modine Manufacturing Co. (a)	2,304	$327,537
Patrick Industries, Inc.	396	40,958
		607,799
Automotive Retail - 1.4%
Group 1 Automotive, Inc.	173	75,689
Murphy USA, Inc.	498	193,353
Valvoline, Inc. (a)	1,705	61,227
		330,269
Biotechnology - 2.5%
89bio, Inc. (a)	1,294	19,022
ADMA Biologics, Inc. (a)	2,774	40,667
Ascendis Pharma AS ADR (a)	459	91,254
Bicycle Therapeutics PLC ADR (a)	899	6,958
Catalyst Pharmaceuticals, Inc. (a)	1,963	38,671
Emergent BioSolutions, Inc. (a)	5,486	48,387
Halozyme Therapeutics, Inc. (a)	584	42,831
Heron Therapeutics, Inc. (a)	27,801	35,029
Krystal Biotech, Inc. (a)	65	11,474
Legend Biotech Corp. ADR (a)	528	17,218
Merus NV (a)	402	37,848
Revolution Medicines, Inc. (a)	479	22,369
Rhythm Pharmaceuticals, Inc. (a)	206	20,804
Soleno Therapeutics, Inc. (a)	190	12,844
Vaxcyte, Inc. (a)	703	25,322
Veracyte, Inc. (a)	1,360	46,689
Vericel Corp. (a)	1,160	36,505
Xenon Pharmaceuticals, Inc. (a)	234	9,395
		563,287
Brewers - 0.4%
Boston Beer Co., Inc., Class A (a)	454	95,985
Broadline Retail - 0.0%*
Pattern Group, Inc., Class A (a)	441	6,042
Building Products - 3.1%
AAON, Inc.	1,065	99,514
Armstrong World Industries, Inc. (b)	888	174,057
AZZ, Inc.	504	55,001
CSW Industrials, Inc.	355	86,176
Gibraltar Industries, Inc. (a)	1,864	117,059
Resideo Technologies, Inc. (a)	843	36,401
Simpson Manufacturing Co., Inc.	698	116,887
UFP Industries, Inc.	242	22,625
		707,720
Cargo Ground Transportation - 0.4%
Saia, Inc. (a)	342	102,381
Casinos & Gaming - 0.1%
Genius Sports Ltd. (a)	2,371	29,353
Commercial & Residential Mortgage Finance - 0.4%
PennyMac Financial Services, Inc.	680	84,238

See Notes to Schedule of Investments.
14	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Commercial Printing - 0.3%
Brady Corp., Class A	820	$63,985
Commodity Chemicals - 0.1%
Hawkins, Inc.	185	33,803
Communications Equipment - 0.9%
Calix, Inc. (a)	268	16,447
Extreme Networks, Inc. (a)	8,855	182,856
		199,303
Construction & Engineering - 1.5%
Comfort Systems USA, Inc.	110	90,770
Dycom Industries, Inc. (a)	226	65,938
IES Holdings, Inc. (a)	90	35,789
MYR Group, Inc. (a)	207	43,062
Primoris Services Corp.	283	38,864
Valmont Industries, Inc.	119	46,140
WillScot Holdings Corp.	803	16,951
		337,514
Construction Machinery & Heavy Transportation Equipment - 0.3%
Astec Industries, Inc.	606	29,167
Manitowoc Co., Inc. (a)	1,541	15,425
Oshkosh Corp.	218	28,275
Wabash National Corp.	724	7,146
		80,013
Construction Materials - 0.1%
Eagle Materials, Inc.	127	29,596
Consumer Finance - 0.4%
FirstCash Holdings, Inc.	167	26,456
PROG Holdings, Inc.	2,087	67,535
		93,991
Data Processing & Outsourced Services - 1.0%
CSG Systems International, Inc.	1,591	102,429
Verra Mobility Corp. (a)	5,103	126,044
		228,473
Distributors - 0.4%
LKQ Corp.	2,772	84,657
Diversified Financial Services - 0.1%
Jackson Financial, Inc., Class A	306	30,976
Diversified Metals & Mining - 0.1%
Materion Corp.	150	18,122
Diversified REITs - 0.2%
American Assets Trust, Inc.	1,110	22,555
Essential Properties Realty Trust, Inc.	447	13,303
		35,858
Diversified Support Services - 0.9%
Healthcare Services Group, Inc. (a)	7,129	119,981
RB Global, Inc.	730	79,103
Vestis Corp.	2,986	13,526
		212,610
	Number of Shares	Fair Value
Education Services - 0.6%
Bright Horizons Family Solutions, Inc. (a)	568	$61,668
Stride, Inc. (a)	540	80,427
		142,095
Electric Utilities - 1.1%
ALLETE, Inc.	174	11,553
IDACORP, Inc.	1,792	236,813
		248,366
Electrical Components & Equipment - 0.6%
Acuity, Inc.	81	27,896
EnerSys	305	34,453
NEXTracker, Inc., Class A (a)	563	41,656
Regal Rexnord Corp.	196	28,114
		132,119
Electronic Components - 1.6%
Belden, Inc.	1,787	214,923
Littelfuse, Inc.	542	140,383
		355,306
Electronic Equipment & Instruments - 2.6%
Advanced Energy Industries, Inc.	1,133	192,769
Crane NXT Co.	2,900	194,503
Novanta, Inc. (a)	785	78,618
Vontier Corp.	2,848	119,530
		585,420
Electronic Manufacturing Services - 0.3%
Fabrinet (a)	66	24,065
Plexus Corp. (a)	172	24,887
TTM Technologies, Inc. (a)	397	22,867
		71,819
Environmental & Facilities Services - 0.3%
BrightView Holdings, Inc. (a)	2,401	32,173
Casella Waste Systems, Inc., Class A (a)	359	34,062
		66,235
Food Distributors - 0.6%
Chefs' Warehouse, Inc. (a)	460	26,832
Performance Food Group Co. (a)	1,065	110,802
		137,634
Footwear - 0.2%
Birkenstock Holding PLC (a)	769	34,797
Forest Products - 0.8%
Louisiana-Pacific Corp.	2,189	194,471
Gas Utilities - 0.1%
UGI Corp.	947	31,497
Health Care REITs - 0.2%
Community Healthcare Trust, Inc.	3,346	51,194
Healthcare Distributors - 0.5%
AdaptHealth Corp. (a)	11,671	104,455
Healthcare Equipment - 3.4%
Artivion, Inc. (a)	485	20,535
AtriCure, Inc. (a)	2,295	80,899

See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	15

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Envista Holdings Corp. (a)	4,022	$81,928
Glaukos Corp. (a)	671	54,720
Globus Medical, Inc., Class A (a)	1,680	96,214
Inspire Medical Systems, Inc. (a)	460	34,132
Integer Holdings Corp. (a)	768	79,357
iRhythm Technologies, Inc. (a)	551	94,766
LeMaitre Vascular, Inc.	313	27,391
Masimo Corp. (a)	217	32,018
Penumbra, Inc. (a)	280	70,930
PROCEPT BioRobotics Corp. (a)	2,029	72,415
SI-BONE, Inc. (a)	2,445	35,990
		781,295
Healthcare Facilities - 1.2%
Acadia Healthcare Co., Inc. (a)	2,464	61,009
U.S. Physical Therapy, Inc.	2,589	219,935
		280,944
Healthcare Services - 0.8%
Addus HomeCare Corp. (a)	290	34,217
Castle Biosciences, Inc. (a)	2,415	54,990
GeneDx Holdings Corp. (a)	206	22,194
Option Care Health, Inc. (a)	573	15,907
RadNet, Inc. (a)	801	61,044
		188,352
Healthcare Supplies - 0.1%
ICU Medical, Inc. (a)	186	22,313
Healthcare Technology - 0.6%
Definitive Healthcare Corp. (a)	8,105	32,906
Phreesia, Inc. (a)	4,404	103,582
Simulations Plus, Inc. (a)	776	11,695
		148,183
Heavy Electrical Equipment - 0.2%
Bloom Energy Corp., Class A (a)	563	47,613
Home Building - 0.7%
Green Brick Partners, Inc. (a)	547	40,402
Installed Building Products, Inc.	115	28,366
Taylor Morrison Home Corp. (a)	928	61,257
TopBuild Corp. (a)	91	35,568
		165,593
Home Furnishing Retail - 0.1%
RH (a)	67	13,612
Hotel & Resort REITs - 0.4%
RLJ Lodging Trust	10,201	73,447
Xenia Hotels & Resorts, Inc.	895	12,280
		85,727
Hotels, Resorts & Cruise Lines - 0.4%
Wyndham Hotels & Resorts, Inc.	1,055	84,294
Household Products - 0.2%
Central Garden & Pet Co., Class A (a)	1,240	36,617
	Number of Shares	Fair Value
Human Resource & Employment Services - 0.4%
First Advantage Corp. (a)	5,675	$87,338
Industrial Machinery & Supplies & Components - 6.9%
Enerpac Tool Group Corp.	7,029	288,189
Enpro, Inc.	153	34,578
Esab Corp.	1,015	113,416
ESCO Technologies, Inc.	305	64,389
Gates Industrial Corp. PLC (a)	1,753	43,509
Helios Technologies, Inc.	630	32,842
Hillenbrand, Inc.	1,692	45,752
ITT, Inc.	232	41,472
JBT Marel Corp.	775	108,849
Kadant, Inc.	285	84,810
Mueller Industries, Inc.	2,241	226,588
RBC Bearings, Inc. (a)	155	60,495
SPX Technologies, Inc. (a)	537	100,301
Standex International Corp.	565	119,723
Timken Co.	1,913	143,819
Watts Water Technologies, Inc., Class A	225	62,838
		1,571,570
Industrial REITs - 0.8%
Americold Realty Trust, Inc.	1,223	14,969
EastGroup Properties, Inc.	819	138,624
First Industrial Realty Trust, Inc.	391	20,125
		173,718
Insurance Brokers - 0.4%
Baldwin Insurance Group, Inc. (a)	3,203	90,357
Investment Banking & Brokerage - 1.7%
Houlihan Lokey, Inc.	166	34,083
Piper Sandler Cos.	95	32,964
PJT Partners, Inc., Class A	480	85,311
Raymond James Financial, Inc.	1,052	181,575
StoneX Group, Inc. (a)	640	64,589
		398,522
IT Consulting & Other Services - 0.2%
Kyndryl Holdings, Inc. (a)	491	14,745
Unisys Corp. (a)	6,570	25,623
		40,368
Leisure Facilities - 0.3%
Lucky Strike Entertainment Corp., Class A	2,970	30,413
Planet Fitness, Inc., Class A (a)	265	27,507
		57,920
Leisure Products - 0.4%
Acushnet Holdings Corp.	451	35,399
Johnson Outdoors, Inc., Class A	340	13,733
Polaris, Inc.	427	24,821
YETI Holdings, Inc. (a)	713	23,657
		97,610
Life & Health Insurance - 0.1%
Primerica, Inc.	89	24,706

See Notes to Schedule of Investments.
16	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Life Sciences Tools & Services - 2.6%
Azenta, Inc. (a)	2,761	$79,296
BioLife Solutions, Inc. (a)	3,100	79,081
Bio-Rad Laboratories, Inc., Class A (a)	57	15,982
Bruker Corp.	2,929	95,163
ICON PLC (a)	285	49,875
Mesa Laboratories, Inc.	318	21,309
Repligen Corp. (a)	1,677	224,165
Stevanato Group SpA	1,480	38,110
		602,981
Managed Healthcare - 0.1%
HealthEquity, Inc. (a)	353	33,454
Movies & Entertainment - 0.1%
IMAX Corp. (a)	647	21,189
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	1,159	52,352
Multi-Utilities - 0.1%
Avista Corp.	675	25,522
Office REITs - 0.7%
COPT Defense Properties	582	16,913
Cousins Properties, Inc.	3,345	96,804
Easterly Government Properties, Inc.	2,042	46,823
		160,540
Office Services & Supplies - 1.4%
MSA Safety, Inc. (b)	1,913	329,170
Oil & Gas Equipment & Services - 0.4%
Aris Water Solutions, Inc., Class A	641	15,807
Atlas Energy Solutions, Inc.	2,193	24,934
Cactus, Inc., Class A	1,265	49,930
Oil States International, Inc. (a)	1,502	9,102
		99,773
Oil & Gas Exploration & Production - 1.3%
Northern Oil & Gas, Inc.	5,480	135,904
Range Resources Corp.	890	33,499
SM Energy Co.	5,206	129,994
		299,397
Oil & Gas Refining & Marketing - 0.2%
HF Sinclair Corp.	737	38,575
Other Specialty Retail - 0.4%
Bath & Body Works, Inc.	2,260	58,218
Upbound Group, Inc.	1,064	25,142
		83,360
Packaged Foods & Meats - 1.2%
Freshpet, Inc. (a)	1,120	61,723
J&J Snack Foods Corp.	375	36,034
Marzetti Co.	325	56,157
Simply Good Foods Co. (a)	2,900	71,978
Utz Brands, Inc.	3,570	43,375
		269,267
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (a)	4,429	24,891
	Number of Shares	Fair Value
Personal Care Products - 0.7%
BellRing Brands, Inc. (a)	1,475	$53,616
elf Beauty, Inc. (a)	880	116,583
		170,199
Pharmaceuticals - 0.2%
ANI Pharmaceuticals, Inc. (a)	313	28,671
Corcept Therapeutics, Inc. (a)	343	28,507
		57,178
Property & Casualty Insurance - 1.9%
AMERISAFE, Inc.	1,778	77,947
Hamilton Insurance Group Ltd., Class B (a)	560	13,888
Kemper Corp.	454	23,404
Palomar Holdings, Inc. (a)	720	84,060
RLI Corp.	2,061	134,418
Selective Insurance Group, Inc.	396	32,104
Skyward Specialty Insurance Group, Inc. (a)	1,585	75,383
		441,204
Publishing - 0.5%
John Wiley & Sons, Inc., Class A	3,101	125,497
Real Estate Services - 0.2%
Cushman & Wakefield PLC (a)	2,349	37,396
Regional Banks - 9.7%
1st Source Corp.	702	43,215
Atlantic Union Bankshares Corp.	442	15,598
Axos Financial, Inc. (a)	445	37,669
BancFirst Corp.	365	46,154
Bank OZK	1,112	56,690
BankUnited, Inc.	569	21,713
Cadence Bank	623	23,387
Columbia Banking System, Inc.	4,102	105,586
ConnectOne Bancorp, Inc.	625	15,506
Cullen/Frost Bankers, Inc.	1,595	202,198
East West Bancorp, Inc.	231	24,590
Enterprise Financial Services Corp.	483	28,004
Equity Bancshares, Inc., Class A	537	21,856
First Financial Bankshares, Inc.	3,225	108,521
Five Star Bancorp	758	24,408
FNB Corp.	1,180	19,010
Fulton Financial Corp.	5,307	98,869
German American Bancorp, Inc.	1,485	58,316
Heritage Commerce Corp.	2,214	21,985
Home BancShares, Inc.	1,273	36,026
Lakeland Financial Corp.	351	22,534
Live Oak Bancshares, Inc.	5,881	207,129
National Bank Holdings Corp., Class A	960	37,094
Old Second Bancorp, Inc.	1,386	23,957
Origin Bancorp, Inc.	1,070	36,936
Preferred Bank	440	39,772
Prosperity Bancshares, Inc.	1,734	115,051
QCR Holdings, Inc.	514	38,879
Renasant Corp.	3,411	125,832
ServisFirst Bancshares, Inc.	1,550	124,822

See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	17

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Stock Yards Bancorp, Inc.	770	$53,892
Texas Capital Bancshares, Inc. (a)	441	37,278
WaFd, Inc.	134	4,059
Westamerica BanCorp	1,302	65,087
Wintrust Financial Corp.	527	69,796
WSFS Financial Corp.	3,701	199,595
		2,211,014
Restaurants - 1.7%
Brinker International, Inc. (a)	163	20,649
Cava Group, Inc. (a)	750	45,307
Cheesecake Factory, Inc.	1,593	87,042
First Watch Restaurant Group, Inc. (a)	2,230	34,877
Shake Shack, Inc., Class A (a)	320	29,955
Texas Roadhouse, Inc.	538	89,389
Wingstop, Inc.	325	81,796
		389,015
Retail REITs - 0.2%
Kite Realty Group Trust	1,310	29,213
Phillips Edison & Co., Inc.	769	26,400
		55,613
Security & Alarm Services - 1.3%
Brink's Co.	2,533	296,006
Semiconductor Materials & Equipment - 0.8%
Axcelis Technologies, Inc. (a)	300	29,292
FormFactor, Inc. (a)	406	14,787
Ichor Holdings Ltd. (a)	897	15,715
MKS, Inc.	356	44,062
Onto Innovation, Inc. (a)	573	74,043
		177,899
Semiconductors - 1.2%
Credo Technology Group Holding Ltd. (a)	195	28,394
Diodes, Inc. (a)	383	20,379
Lattice Semiconductor Corp. (a)	283	20,750
Rambus, Inc. (a)	189	19,694
Semtech Corp. (a)	2,469	176,410
		265,627
Single-Family Residential REITs - 0.1%
UMH Properties, Inc.	826	12,266
Soft Drinks & Non-alcoholic Beverages - 0.8%
Celsius Holdings, Inc. (a)	1,025	58,927
Primo Brands Corp., Class A	4,971	109,859
Vita Coco Co., Inc. (a)	420	17,838
		186,624
Specialized Consumer Services - 0.9%
Matthews International Corp., Class A	2,357	57,228
OneSpaWorld Holdings Ltd.	7,006	148,107
		205,335
Specialty Chemicals - 3.0%
Avient Corp.	4,015	132,294
HB Fuller Co.	662	39,243
Ingevity Corp. (a)	4,171	230,197
Quaker Chemical Corp.	734	96,705
Sensient Technologies Corp.	425	39,886
	Number of Shares	Fair Value
Stepan Co.	2,948	$140,620
		678,945
Steel - 0.4%
Commercial Metals Co.	1,473	84,373
Systems Software - 2.0%
Commvault Systems, Inc. (a)	625	117,987
Gitlab, Inc., Class A (a)	2,090	94,217
Onestream, Inc. (a)	3,320	61,188
Progress Software Corp. (a)	683	30,004
SentinelOne, Inc., Class A (a)	6,055	106,629
Tenable Holdings, Inc. (a)	1,315	38,345
		448,370
Technology Distributors - 0.1%
Insight Enterprises, Inc. (a)	141	15,991
Technology Hardware, Storage & Peripherals - 1.0%
Corsair Gaming, Inc. (a)	7,849	70,013
IonQ, Inc. (a)	151	9,287
Pure Storage, Inc., Class A (a)	1,925	161,334
		240,634
Timber REITs - 0.1%
PotlatchDeltic Corp.	744	30,318
Trading Companies & Distributors - 1.7%
Applied Industrial Technologies, Inc.	905	236,250
FTAI Aviation Ltd.	363	60,570
MRC Global, Inc. (a)	1,061	15,300
Transcat, Inc. (a)	630	46,116
WESCO International, Inc.	108	22,842
		381,078
Transaction & Payment Processing Services - 0.8%
EVERTEC, Inc.	1,001	33,814
Flywire Corp. (a)	2,875	38,927
Shift4 Payments, Inc., Class A (a)	1,334	103,252
		175,993
Water Utilities - 0.1%
American States Water Co.	355	26,029
Total Common Stock (Cost $16,905,812)		21,795,434
Short-Term Investment - 5.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.13% (c)(d) (Cost $1,159,471)	1,159,471	1,159,471
Total Investments (Cost $18,065,283)		22,954,905
Liabilities in Excess of Other Assets, net - (0.3)%		(68,973)
NET ASSETS - 100.0%		$22,885,932

See Notes to Schedule of Investments.
18	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at September 30, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	December 2025	4	$479,639	$491,100	$11,461
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At September 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2025.
*	Less than 0.05%.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$21,795,434	$—	$—	$21,795,434
Short-Term Investment	1,159,471	—	—	1,159,471
Total Investments in Securities	$22,954,905	$—	$—	$22,954,905
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	11,461	—	—	11,461
Total Other Financial Instruments	$11,461	$—	$—	$11,461

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,490,635	$1,490,635	$6,142,325	$6,473,489	$—	$—	1,159,471	$1,159,471	$34,919
See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	19

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 98.8% †
U.S. Treasuries - 32.7%
U.S. Treasury Bonds
2.25%, 08/15/46	$83,000	$55,338
3.00%, 08/15/48	241,000	181,164
4.13%, 08/15/53	211,000	190,724
4.38%, 08/15/43	29,000	27,990
4.75%, 08/15/55	68,000	68,244
U.S. Treasury Inflation-Indexed Notes
1.63%, 10/15/29	162,617	165,866
1.88%, 07/15/34	240,896	244,481
U.S. Treasury Notes
3.50%, 04/30/28	106,000	105,702
3.88%, 07/31/27 - 08/15/33	884,000	882,124
4.00%, 07/31/29	86,000	86,961
4.25%, 11/15/34 - 08/15/35	724,000	731,931
		2,740,525
Agency Mortgage Backed - 30.9%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	246,470	223,222
4.50%, 06/01/33 - 02/01/35 (a)	663	666
5.00%, 07/01/35 (a)	11,075	11,295
5.50%, 01/01/38 (a)	8,937	9,296
6.00%, 04/01/29 - 11/01/37 (a)	30,115	31,410
6.50%, 02/01/29 (a)	8	8
6.93%, 06/01/26 (a)(b)	60,000	61,136
7.00%, 12/01/29 - 08/01/36 (a)	7,340	7,868
7.50%, 01/01/30 - 09/01/33 (a)	1,014	1,043
8.00%, 11/01/30 (a)	1,542	1,590
8.50%, 04/01/30 (a)	1,244	1,336
Federal National Mortgage Association
2.50%, 03/01/51 (a)	201,786	170,137
3.00%, 03/01/50 (a)	44,219	39,419
3.50%, 08/01/45 - 01/01/48 (a)	86,003	80,405
4.00%, 01/01/41 - 01/01/50 (a)	123,801	119,382
4.50%, 07/01/33 - 12/01/48 (a)	50,418	50,043
5.00%, 03/01/34 - 08/01/35 (a)	10,561	10,754
5.50%, 12/01/32 - 01/01/39 (a)	42,205	43,656
6.00%, 02/01/33 - 07/01/35 (a)	46,196	48,192
6.50%, 01/01/29 - 08/01/34 (a)	5,695	6,023
7.00%, 10/01/32 - 12/01/33 (a)	2,792	2,962
7.50%, 12/01/26 - 03/01/33 (a)	2,740	2,826
8.00%, 09/01/30 - 10/01/31 (a)	363	368
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.60%, 04/01/37 (a)(c)	251	256
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	200,177	183,055
	Principal Amount	Fair Value
3.50%, 08/20/48 (a)	$35,231	$32,583
4.00%, 01/20/41 - 04/20/43 (a)	34,856	33,696
4.50%, 08/15/33 - 03/20/41 (a)	24,892	24,901
6.00%, 04/15/27 - 04/15/34 (a)	27,662	28,774
6.50%, 08/15/32 - 08/15/34 (a)	10,271	10,705
7.00%, 01/15/28 - 10/15/36 (a)	4,832	4,920
Government National Mortgage Association 1 yr. CMT + 1.50%
5.63%, 02/20/26 (a)(c)	5	5
Government National Mortgage Association REMICS 30 day USD SOFR Average - 5.85%
1.46%, 05/20/64 (a)(c)(d)	130,756	4,277
Uniform Mortgage-Backed Security, TBA
2.00%, 10/01/55	297,304	239,627
2.50%, 10/01/55	322,009	271,287
3.00%, 10/01/55	88,270	77,527
3.50%, 10/01/55	81,111	74,125
6.00%, 10/01/54	418,280	427,336
6.50%, 10/01/54	250,968	259,355
		2,595,466
Agency Collateralized Mortgage Obligations - 1.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	55,000	52,206
4.05%, 09/25/28 (a)(c)	31,000	31,102
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (a)(d)	4,339	558
7.50%, 07/15/27 (a)(d)	103	4
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(e)	20	19
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (a)(c)(d)	198,426	10,542
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (a)(e)	4,171	3,474
4.50%, 08/25/35 - 01/25/36 (a)(d)	4,489	556
5.00%, 03/25/38 - 05/25/38 (a)(d)	2,972	458
5.50%, 12/25/33 (a)(d)	1,306	195
6.00%, 01/25/35 (a)(d)	2,303	359
Federal National Mortgage Association REMICS
1.15%, 12/25/42 (a)(c)(d)	9,693	257
5.00%, 09/25/40 (a)(d)	1,298	120
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 5.89%
1.53%, 07/25/38 (a)(c)(d)	1,833	162
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 6.44%
2.08%, 11/25/41 (a)(c)(d)	85,649	9,977
		109,989

See Notes to Schedule of Investments.
20	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Corporate Notes - 23.6%
7-Eleven, Inc.
0.95%, 02/10/26 (a)(f)	$3,000	$2,961
Abbott Laboratories
3.75%, 11/30/26 (a)	2,000	1,999
4.90%, 11/30/46 (a)	3,000	2,879
AbbVie, Inc.
3.20%, 11/21/29 (a)	3,000	2,894
4.40%, 11/06/42 (a)	2,000	1,803
4.63%, 10/01/42 (a)	2,000	1,855
4.88%, 11/14/48 (a)	3,000	2,784
5.05%, 03/15/34 (a)	2,000	2,056
5.40%, 03/15/54 (a)	3,000	2,985
5.50%, 03/15/64 (a)	3,000	2,998
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	3,000	2,578
AEP Texas, Inc.
3.45%, 05/15/51 (a)	3,000	2,063
5.70%, 05/15/34 (a)	4,000	4,163
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	3,000	2,974
Aircastle Ltd.
4.25%, 06/15/26 (a)	3,000	2,993
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	3,000	2,462
2.95%, 03/15/34 (a)	3,000	2,591
3.55%, 03/15/52 (a)	3,000	2,089
4.70%, 07/01/30 (a)	3,000	3,027
Allstate Corp.
4.20%, 12/15/46 (a)	2,000	1,673
Allstate Corp. (7.41% fixed rate until 10/30/25; 3.20% + 3 mo. Term SOFR thereafter)
7.41%, 08/15/53 (a)(c)	6,000	6,010
Ally Financial, Inc.
2.20%, 11/02/28 (a)	3,000	2,802
Alphabet, Inc.
4.50%, 05/15/35 (a)	3,000	3,004
Altria Group, Inc.
3.40%, 02/04/41 (a)	2,000	1,551
4.00%, 02/04/61 (a)	2,000	1,472
4.25%, 08/09/42 (a)	2,000	1,681
4.45%, 05/06/50 (a)	3,000	2,438
4.50%, 05/02/43 (a)	3,000	2,583
Amazon.com, Inc.
1.50%, 06/03/30 (a)	2,000	1,790
2.50%, 06/03/50 (a)	3,000	1,850
2.70%, 06/03/60 (a)	3,000	1,772
2.88%, 05/12/41 (a)	2,000	1,535
3.15%, 08/22/27 (a)	2,000	1,979
3.25%, 05/12/61 (a)	3,000	2,010
4.05%, 08/22/47 (a)	3,000	2,537
Ameren Corp.
3.65%, 02/15/26 (a)	3,000	2,992
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	3,000	2,744
3.25%, 03/01/50 (a)	3,000	2,008
American Honda Finance Corp.
5.85%, 10/04/30 (a)	8,000	8,506
American Tower Corp.
1.50%, 01/31/28 (a)	2,000	1,884
2.90%, 01/15/30 (a)	2,000	1,885
	Principal Amount	Fair Value
3.70%, 10/15/49 (a)	$3,000	$2,247
3.80%, 08/15/29 (a)	2,000	1,961
American Water Capital Corp.
2.95%, 09/01/27 (a)	5,000	4,905
5.45%, 03/01/54 (a)	5,000	4,943
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	3,000	2,954
Amgen, Inc.
2.45%, 02/21/30 (a)	2,000	1,853
3.00%, 01/15/52 (a)	2,000	1,323
3.15%, 02/21/40 (a)	3,000	2,362
5.60%, 03/02/43 (a)	3,000	3,037
5.65%, 03/02/53 (a)	3,000	2,994
5.75%, 03/02/63 (a)	3,000	2,993
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	7,000	6,915
4.90%, 02/01/46 (a)	6,000	5,616
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/49 (a)	2,000	2,023
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	2,000	1,262
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	3,000	3,153
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(f)	2,000	1,852
Apple, Inc.
2.65%, 02/08/51 (a)	2,000	1,270
2.80%, 02/08/61 (a)	2,000	1,207
3.45%, 02/09/45 (a)	2,000	1,585
4.85%, 05/10/53 (a)	2,000	1,944
Applied Materials, Inc.
4.35%, 04/01/47 (a)	2,000	1,748
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46 (a)	3,000	2,394
ArcelorMittal SA
4.55%, 03/11/26 (a)	6,000	5,997
6.00%, 06/17/34 (a)	3,000	3,205
6.35%, 06/17/54 (a)	4,000	4,180
6.80%, 11/29/32 (a)	2,000	2,228
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	2,000	1,974
ARES Capital Corp.
2.88%, 06/15/28 (a)	3,000	2,864
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	3,000	2,122
Ascension Health
4.85%, 11/15/53 (a)	6,000	5,466
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	3,000	2,839
5.00%, 02/26/34 (a)	2,000	2,062
AstraZeneca PLC
3.00%, 05/28/51 (a)	3,000	2,064
4.00%, 01/17/29 (a)	3,000	3,002
4.38%, 08/17/48 (a)	2,000	1,764
AT&T, Inc.
2.75%, 06/01/31 (a)	5,000	4,582
4.35%, 03/01/29 (a)	2,000	2,008
4.50%, 05/15/35 (a)	3,000	2,895
4.55%, 03/09/49 (a)	2,000	1,689
4.75%, 05/15/46 (a)	2,000	1,784

See Notes to Schedule of Investments.
State Street Income V.I.S. Fund	21

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
5.40%, 02/15/34 (a)	$2,000	$2,079
Athene Holding Ltd.
4.13%, 01/12/28 (a)	2,000	1,996
6.15%, 04/03/30 (a)	3,000	3,200
Atmos Energy Corp.
6.20%, 11/15/53 (a)	3,000	3,294
AutoNation, Inc.
5.89%, 03/15/35 (a)	3,000	3,099
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	2,000	1,985
Bank of America Corp.
3.25%, 10/21/27 (a)	3,000	2,961
4.18%, 11/25/27 (a)	2,000	2,001
4.25%, 10/22/26 (a)	2,000	2,003
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(c)	3,000	2,841
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(c)	2,000	1,330
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(c)	2,000	1,987
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(c)	2,000	1,869
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(c)	2,000	1,615
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(c)	3,000	3,104
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(c)	2,000	2,090
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(c)	4,000	4,286
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(c)	3,000	2,979
Bank of Nova Scotia (7.23% fixed rate until 01/12/26; 2.91% + 3 mo. Term SOFR thereafter)
7.23%, 01/12/26 (a)(c)	5,000	5,014
BAT Capital Corp.
2.73%, 03/25/31 (a)	2,000	1,828
4.39%, 08/15/37 (a)	3,000	2,748
4.54%, 08/15/47 (a)	2,000	1,678
4.63%, 03/22/33 (a)	5,000	4,948
5.83%, 02/20/31 (a)	3,000	3,173
Baxter International, Inc.
1.92%, 02/01/27 (a)	4,000	3,879
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	4,000	3,973
4.67%, 06/06/47 (a)	3,000	2,652
	Principal Amount	Fair Value
4.69%, 12/15/44 (a)	$2,000	$1,788
5.11%, 02/08/34 (a)	5,000	5,106
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	2,000	1,964
3.70%, 07/15/30 (a)	3,000	2,939
3.80%, 07/15/48 (a)	3,000	2,314
4.25%, 10/15/50 (a)	2,000	1,636
6.13%, 04/01/36	3,000	3,264
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	2,000	1,313
4.25%, 01/15/49 (a)	2,000	1,718
Berry Global, Inc.
4.88%, 07/15/26 (a)(f)	2,000	2,000
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	8,000	8,254
Block Financial LLC
2.50%, 07/15/28 (a)	3,000	2,845
3.88%, 08/15/30 (a)	3,000	2,890
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	2,000	2,027
Boeing Co.
2.70%, 02/01/27 (a)	2,000	1,960
2.95%, 02/01/30 (a)	2,000	1,883
3.25%, 03/01/28 (a)	3,000	2,928
3.75%, 02/01/50 (a)	2,000	1,476
5.04%, 05/01/27 (a)	3,000	3,033
5.15%, 05/01/30 (a)	3,000	3,079
5.81%, 05/01/50 (a)	4,000	3,997
Boston Properties LP
3.40%, 06/21/29 (a)	3,000	2,880
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	3,000	1,989
3.38%, 02/08/61 (a)	3,000	2,000
4.81%, 02/13/33 (a)	3,000	3,035
5.23%, 11/17/34 (a)	7,000	7,234
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(c)	4,000	3,988
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	2,000	1,752
2.35%, 11/13/40 (a)	2,000	1,404
3.40%, 07/26/29 (a)	2,000	1,950
4.13%, 06/15/39 (a)	3,000	2,717
4.25%, 10/26/49 (a)	3,000	2,486
4.55%, 02/20/48 (a)	2,000	1,749
5.20%, 02/22/34 (a)	3,000	3,110
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	2,000	1,905
Broadcom, Inc.
3.14%, 11/15/35 (a)(f)	3,000	2,597
3.42%, 04/15/33 (a)(f)	3,000	2,774
3.47%, 04/15/34 (a)(f)	2,000	1,825
4.15%, 11/15/30 (a)	2,000	1,990
4.30%, 11/15/32 (a)	2,000	1,974
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,798
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	3,000	2,983
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	2,000	1,665

See Notes to Schedule of Investments.
22	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
4.55%, 09/01/44 (a)	$3,000	$2,700
Campbell's Co.
5.40%, 03/21/34 (a)	3,000	3,073
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	3,000	2,982
4.95%, 06/01/47 (a)	2,000	1,779
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	3,000	2,921
3.50%, 05/01/50 (a)	3,000	2,201
Capital One Financial Corp.
3.75%, 07/28/26 (a)	3,000	2,989
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	3,000	2,595
Carrier Global Corp.
2.72%, 02/15/30 (a)	3,000	2,812
Centene Corp.
3.00%, 10/15/30 (a)	3,000	2,681
4.25%, 12/15/27 (a)	14,000	13,762
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	3,000	2,715
Charles Schwab Corp.
2.45%, 03/03/27 (a)	9,000	8,806
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(c)	5,000	4,699
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(c)	5,000	5,193
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(c)	3,000	3,267
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	2,000	1,461
3.70%, 04/01/51 (a)	2,000	1,319
4.80%, 03/01/50 (a)	3,000	2,372
6.55%, 06/01/34 (a)	5,000	5,328
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	3,000	3,091
Chevron USA, Inc.
3.85%, 01/15/28 (a)	2,000	2,000
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	2,000	1,767
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	3,000	2,656
Cigna Group
2.40%, 03/15/30 (a)	3,000	2,769
3.40%, 03/01/27 (a)	5,000	4,953
4.38%, 10/15/28 (a)	3,000	3,015
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	2,000	1,974
5.35%, 02/26/64 (a)	2,000	1,965
5.90%, 02/15/39 (a)	3,000	3,259
Citigroup, Inc.
4.45%, 09/29/27 (a)	3,000	3,012
4.65%, 07/23/48 (a)	6,000	5,355
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(c)	3,000	2,841
	Principal Amount	Fair Value
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(c)	$3,000	$2,637
Citigroup, Inc. (6.02% fixed rate until 01/24/35; 1.83% + SOFR thereafter)
6.02%, 01/24/36 (a)(c)	7,000	7,340
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(c)	3,000	3,193
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(f)	2,000	1,981
Clorox Co.
1.80%, 05/15/30 (a)	2,000	1,794
CME Group, Inc.
3.75%, 06/15/28 (a)	2,000	1,994
CMS Energy Corp.
4.88%, 03/01/44 (a)	2,000	1,812
Coca-Cola Co.
2.60%, 06/01/50 (a)	3,000	1,900
2.75%, 06/01/60 (a)	3,000	1,824
Comcast Corp.
2.94%, 11/01/56 (a)	3,000	1,779
3.20%, 07/15/36 (a)	3,000	2,552
3.25%, 11/01/39 (a)	3,000	2,391
3.97%, 11/01/47 (a)	3,000	2,342
4.15%, 10/15/28 (a)	3,000	3,013
5.65%, 06/01/54 (a)	4,000	3,915
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	3,000	2,881
ConocoPhillips Co.
4.30%, 11/15/44 (a)	2,000	1,729
5.55%, 03/15/54 (a)	3,000	2,958
5.70%, 09/15/63 (a)	3,000	2,977
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	3,000	2,907
3.88%, 06/15/47 (a)	2,000	1,578
3.95%, 04/01/50 (a)	3,000	2,389
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	2,000	1,919
4.50%, 05/09/47 (a)	2,000	1,677
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	3,000	3,336
Continental Resources, Inc.
2.88%, 04/01/32 (a)(f)	3,000	2,612
COPT Defense Properties LP
2.00%, 01/15/29 (a)	3,000	2,780
2.25%, 03/15/26 (a)	3,000	2,968
2.75%, 04/15/31 (a)	5,000	4,527
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	6,000	5,725
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	5,000	5,136
5.90%, 02/15/55 (a)	3,000	2,898
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	32,000	30,484
Crown Castle, Inc.
2.90%, 03/15/27 (a)	3,000	2,942
CSL Finance PLC
4.25%, 04/27/32 (a)(f)	2,000	1,971

See Notes to Schedule of Investments.
State Street Income V.I.S. Fund	23

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	$5,000	$4,299
CubeSmart LP
4.38%, 02/15/29 (a)	3,000	3,001
CVS Health Corp.
3.00%, 08/15/26 (a)	2,000	1,979
3.63%, 04/01/27 (a)	3,000	2,975
3.75%, 04/01/30 (a)	3,000	2,906
4.78%, 03/25/38 (a)	3,000	2,813
5.13%, 07/20/45 (a)	2,000	1,815
5.30%, 12/05/43 (a)	2,000	1,871
6.05%, 06/01/54 (a)	2,000	2,022
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00%, 03/10/55 (a)(c)	5,000	5,261
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	2,000	1,884
3.25%, 11/15/39 (a)	3,000	2,454
3.40%, 11/15/49 (a)	3,000	2,203
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	2,000	1,859
4.40%, 03/24/51 (a)	3,000	2,424
5.40%, 04/18/34 (a)	3,000	3,066
Dick's Sporting Goods, Inc.
4.10%, 01/15/52 (a)	4,000	2,988
Digital Realty Trust LP
3.60%, 07/01/29 (a)	2,000	1,951
Discovery Communications LLC
3.95%, 03/20/28 (a)	2,000	1,954
5.00%, 09/20/37 (a)	3,000	2,575
Dollar General Corp.
3.50%, 04/03/30 (a)	2,000	1,922
4.13%, 04/03/50 (a)	2,000	1,579
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	2,000	1,922
Dover Corp.
2.95%, 11/04/29 (a)	3,000	2,854
Dow Chemical Co.
2.10%, 11/15/30 (a)	3,000	2,658
3.60%, 11/15/50 (a)	3,000	2,032
4.25%, 10/01/34 (a)	3,000	2,762
5.15%, 02/15/34 (a)	3,000	3,008
6.30%, 03/15/33 (a)	3,000	3,224
DR Horton, Inc.
5.50%, 10/15/35 (a)	3,000	3,109
DTE Energy Co.
2.85%, 10/01/26 (a)	4,000	3,950
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	3,000	2,403
Duke Energy Corp.
2.55%, 06/15/31 (a)	2,000	1,809
3.30%, 06/15/41 (a)	2,000	1,543
3.50%, 06/15/51 (a)	2,000	1,410
3.75%, 09/01/46 (a)	3,000	2,302
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	6,000	5,089
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(f)	2,000	1,966
Eastman Chemical Co.
4.65%, 10/15/44 (a)	2,000	1,708
Eaton Corp.
3.10%, 09/15/27 (a)	2,000	1,974
	Principal Amount	Fair Value
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	$3,000	$2,847
Elevance Health, Inc.
2.88%, 09/15/29 (a)	3,000	2,849
3.60%, 03/15/51 (a)	3,000	2,149
3.70%, 09/15/49 (a)	3,000	2,201
5.65%, 06/15/54 (a)	3,000	2,947
Eli Lilly & Co.
5.00%, 02/09/54 (a)	3,000	2,840
5.10%, 02/09/64 (a)	3,000	2,833
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	3,000	2,677
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	1,920
2.75%, 10/15/50 (a)	2,000	1,299
Enbridge, Inc.
1.60%, 10/04/26 (a)	3,000	2,925
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(c)	6,000	6,061
Energy Transfer LP
5.30%, 04/01/44	3,000	2,748
5.30%, 04/15/47 (a)	2,000	1,808
5.35%, 05/15/45	2,000	1,834
5.75%, 02/15/33 (a)	3,000	3,146
6.10%, 12/01/28 (a)	3,000	3,156
6.40%, 12/01/30 (a)	3,000	3,251
6.50%, 02/01/42 (a)	2,000	2,123
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	5,000	4,162
4.85%, 01/31/34 (a)	6,000	6,053
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(c)	3,000	2,995
EOG Resources, Inc.
5.10%, 01/15/36 (a)	2,000	2,015
Equinix, Inc.
2.15%, 07/15/30 (a)	2,000	1,805
ERP Operating LP
4.50%, 07/01/44 (a)	5,000	4,432
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	3,000	1,937
Eversource Energy
3.45%, 01/15/50 (a)	3,000	2,167
Exelon Corp.
4.05%, 04/15/30 (a)	3,000	2,968
4.45%, 04/15/46 (a)	3,000	2,554
4.70%, 04/15/50 (a)	2,000	1,730
5.60%, 03/15/53 (a)	3,000	2,937
Expand Energy Corp.
6.75%, 04/15/29 (f)	10,000	10,102
Expedia Group, Inc.
5.40%, 02/15/35 (a)	3,000	3,080
Extra Space Storage LP
2.20%, 10/15/30 (a)	2,000	1,793
5.90%, 01/15/31 (a)	2,000	2,124
FedEx Corp.
4.10%, 02/01/45 (a)(f)	2,000	1,583
FirstEnergy Corp.
3.40%, 03/01/50 (a)	2,000	1,394

See Notes to Schedule of Investments.
24	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(f)	$2,000	$1,714
Fiserv, Inc.
3.50%, 07/01/29 (a)	3,000	2,915
4.40%, 07/01/49 (a)	3,000	2,476
Florida Power & Light Co.
4.13%, 02/01/42 (a)	3,000	2,615
Flowserve Corp.
2.80%, 01/15/32 (a)	3,000	2,657
Fox Corp.
6.50%, 10/13/33 (a)	3,000	3,303
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	3,000	2,969
GA Global Funding Trust
1.63%, 01/15/26 (a)(f)	3,000	2,975
General Dynamics Corp.
4.25%, 04/01/50 (a)	3,000	2,574
General Mills, Inc.
3.00%, 02/01/51 (a)	3,000	1,959
General Motors Co.
5.20%, 04/01/45 (a)	3,000	2,699
5.40%, 04/01/48 (a)	2,000	1,824
6.80%, 10/01/27 (a)	3,000	3,132
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	2,000	1,983
2.35%, 01/08/31 (a)	2,000	1,772
5.25%, 03/01/26 (a)	5,000	5,013
5.85%, 04/06/30 (a)	6,000	6,276
6.10%, 01/07/34 (a)	5,000	5,259
Genuine Parts Co.
2.75%, 02/01/32 (a)	3,000	2,660
Georgia Power Co.
5.25%, 03/15/34 (a)	8,000	8,250
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	2,000	1,468
3.65%, 03/01/26 (a)	2,000	1,997
4.15%, 03/01/47 (a)	3,000	2,530
4.60%, 09/01/35 (a)	3,000	2,965
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	3,000	2,928
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	2,000	1,995
4.25%, 10/21/25 (a)	2,000	2,000
5.15%, 05/22/45 (a)	3,000	2,819
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(c)	3,000	2,676
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(c)	3,000	2,214
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(c)	3,000	2,317
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(c)	3,000	2,363
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(c)	$2,000	$1,983
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(c)	2,000	1,791
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(c)	2,000	2,002
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(f)	3,000	2,951
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(f)	2,000	1,995
Halliburton Co.
5.00%, 11/15/45 (a)	2,000	1,820
Hartford Insurance Group, Inc. (6.60% fixed rate until 10/30/25; 2.39% + 3 mo. Term SOFR thereafter)
6.60%, 02/12/67 (a)(c)(f)	2,000	1,873
HCA, Inc.
3.13%, 03/15/27 (a)	3,000	2,958
3.38%, 03/15/29 (a)	3,000	2,908
3.50%, 09/01/30 (a)	3,000	2,865
3.63%, 03/15/32 (a)	3,000	2,816
4.63%, 03/15/52 (a)	2,000	1,651
5.60%, 04/01/34 (a)	3,000	3,115
5.75%, 03/01/35 (a)	3,000	3,137
6.00%, 04/01/54 (a)	2,000	2,004
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(f)	3,000	2,713
3.20%, 06/01/50 (a)(f)	2,000	1,299
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	3,000	2,605
Hess Corp.
5.60%, 02/15/41 (a)	2,000	2,076
5.80%, 04/01/47 (a)	2,000	2,081
Highwoods Realty LP
4.13%, 03/15/28 (a)	3,000	2,967
4.20%, 04/15/29 (a)	2,000	1,958
Home Depot, Inc.
2.70%, 04/15/30 (a)	2,000	1,884
3.35%, 04/15/50 (a)	3,000	2,166
3.50%, 09/15/56 (a)	3,000	2,144
3.90%, 12/06/28 (a)	2,000	2,002
4.50%, 12/06/48 (a)	2,000	1,760
5.40%, 06/25/64 (a)	3,000	2,961
Honeywell International, Inc.
1.75%, 09/01/31 (a)	3,000	2,598
5.25%, 03/01/54 (a)	7,000	6,734
Hormel Foods Corp.
1.80%, 06/11/30 (a)	3,000	2,694
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	3,000	2,777
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27%, 01/15/31 (a)(c)	7,000	7,214

See Notes to Schedule of Investments.
State Street Income V.I.S. Fund	25

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14%, 11/18/39 (a)(c)	$3,000	$3,121
Hyundai Capital America
5.40%, 01/08/31 (a)(f)	8,000	8,247
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	3,000	2,021
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	3,000	3,186
Ingredion, Inc.
3.90%, 06/01/50 (a)	2,000	1,492
Intel Corp.
2.00%, 08/12/31 (a)	2,000	1,748
2.45%, 11/15/29 (a)	2,000	1,857
2.80%, 08/12/41 (a)	3,000	2,098
3.10%, 02/15/60 (a)	3,000	1,777
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	2,000	1,691
2.65%, 09/15/40 (a)	2,000	1,482
Intuit, Inc.
5.50%, 09/15/53 (a)	3,000	3,020
ITC Holdings Corp.
2.95%, 05/14/30 (f)	2,000	1,874
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53	6,000	6,585
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.75%, 04/01/33	3,000	3,131
6.75%, 03/15/34	3,000	3,317
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (f)	3,000	3,153
Jefferies Financial Group, Inc.
5.88%, 07/21/28	5,000	5,205
Johnson & Johnson
3.63%, 03/03/37	3,000	2,722
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (c)	3,000	2,813
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + 3 mo. Term SOFR thereafter)
3.16%, 04/22/42 (c)	2,000	1,557
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (c)	2,000	1,801
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (c)	7,000	5,650
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (c)	2,000	1,994
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (c)	3,000	2,487
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (c)	$2,000	$2,019
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (c)	3,000	3,114
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50%, 01/24/36 (c)	7,000	7,325
Kenvue, Inc.
4.90%, 03/22/33	2,000	2,033
5.05%, 03/22/53	2,000	1,859
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	2,000	1,761
5.00%, 03/01/43	2,000	1,833
6.38%, 03/01/41	3,000	3,212
Kinder Morgan, Inc.
1.75%, 11/15/26	3,000	2,922
5.20%, 06/01/33	3,000	3,075
KLA Corp.
3.30%, 03/01/50	3,000	2,143
Kraft Heinz Foods Co.
5.20%, 07/15/45	2,000	1,849
L3Harris Technologies, Inc.
3.85%, 12/15/26	2,000	1,994
Las Vegas Sands Corp.
5.90%, 06/01/27	3,000	3,066
6.20%, 08/15/34	2,000	2,095
Leidos, Inc.
4.38%, 05/15/30	3,000	2,990
5.40%, 03/15/32	3,000	3,116
5.50%, 03/15/35	3,000	3,106
5.75%, 03/15/33	3,000	3,168
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (f)	3,000	2,125
Lockheed Martin Corp.
4.50%, 05/15/36	3,000	2,933
Lowe's Cos., Inc.
1.30%, 04/15/28	3,000	2,805
1.70%, 09/15/28 - 10/15/30	6,000	5,444
5.63%, 04/15/53	2,000	1,987
Mars, Inc.
4.80%, 03/01/30 (f)	3,000	3,057
5.20%, 03/01/35 (f)	3,000	3,066
5.70%, 05/01/55 (f)	3,000	3,041
Marvell Technology, Inc.
5.95%, 09/15/33	3,000	3,216
Masco Corp.
3.50%, 11/15/27	2,000	1,970
McCormick & Co., Inc.
1.85%, 02/15/31	3,000	2,627
3.25%, 11/15/25	2,000	1,995
McDonald's Corp.
3.60%, 07/01/30	4,000	3,904
3.63%, 09/01/49	3,000	2,247
4.88%, 12/09/45	4,000	3,700
Medtronic Global Holdings SCA
4.50%, 03/30/33	7,000	7,003
Medtronic, Inc.
4.63%, 03/15/45	2,000	1,838

See Notes to Schedule of Investments.
26	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	$4,000	$3,269
Merck & Co., Inc.
1.90%, 12/10/28	3,000	2,817
2.45%, 06/24/50	3,000	1,797
2.75%, 12/10/51	3,000	1,889
4.00%, 03/07/49	2,000	1,624
Meritage Homes Corp.
3.88%, 04/15/29 (f)	8,000	7,790
Meta Platforms, Inc.
3.85%, 08/15/32	2,000	1,946
4.45%, 08/15/52	2,000	1,716
MetLife, Inc.
4.72%, 12/15/44	3,000	2,752
Micron Technology, Inc.
3.37%, 11/01/41	3,000	2,317
3.48%, 11/01/51	3,000	2,139
5.30%, 01/15/31	3,000	3,104
5.65%, 11/01/32	4,000	4,195
Microsoft Corp.
2.40%, 08/08/26	2,000	1,976
2.68%, 06/01/60	3,000	1,794
2.92%, 03/17/52	3,000	2,038
3.45%, 08/08/36	3,000	2,740
3.50%, 02/12/35	3,000	2,834
Mid-America Apartments LP
2.88%, 09/15/51	3,000	1,932
Molson Coors Beverage Co.
4.20%, 07/15/46	2,000	1,627
Morgan Stanley
3.97%, 07/22/38 (c)	4,000	3,579
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (c)	3,000	2,936
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (c)	6,000	5,215
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (c)	6,000	3,870
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (c)	3,000	3,124
MPLX LP
2.65%, 08/15/30	3,000	2,754
MSCI, Inc.
5.25%, 09/01/35	3,000	3,025
Mylan, Inc.
5.20%, 04/15/48	3,000	2,456
NetApp, Inc.
5.50%, 03/17/32	5,000	5,198
Netflix, Inc.
4.90%, 08/15/34	3,000	3,093
Nevada Power Co.
6.00%, 03/15/54	3,000	3,115
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (c)	3,000	3,024
NGPL PipeCo LLC
3.25%, 07/15/31 (f)	2,000	1,813
	Principal Amount	Fair Value
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (f)	$2,000	$1,982
NIKE, Inc.
3.38%, 03/27/50	2,000	1,453
NNN REIT, Inc.
4.00%, 11/15/25	2,000	1,998
Norfolk Southern Corp.
3.95%, 10/01/42	2,000	1,689
Northern Trust Corp.
6.13%, 11/02/32	3,000	3,280
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (f)	6,000	4,275
NOV, Inc.
3.60%, 12/01/29	3,000	2,902
Novant Health, Inc.
3.32%, 11/01/61	3,000	1,967
Novartis Capital Corp.
2.20%, 08/14/30	2,000	1,838
3.00%, 11/20/25	3,000	2,994
NRG Energy, Inc.
4.73%, 10/15/30 (f)(g)	5,000	5,000
5.41%, 10/15/35 (f)(g)	5,000	5,016
Occidental Petroleum Corp.
6.13%, 01/01/31	4,000	4,208
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	3,000	2,881
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47	2,000	1,564
ONEOK, Inc.
4.35%, 03/15/29	2,000	1,999
6.10%, 11/15/32	3,000	3,214
6.63%, 09/01/53	2,000	2,127
Oracle Corp.
3.60%, 04/01/50	2,000	1,408
3.95%, 03/25/51	3,000	2,232
4.00%, 07/15/46 - 11/15/47	5,000	3,882
4.10%, 03/25/61	3,000	2,156
5.55%, 02/06/53	3,000	2,831
6.90%, 11/09/52	3,000	3,341
Otis Worldwide Corp.
2.57%, 02/15/30	3,000	2,794
3.36%, 02/15/50	3,000	2,145
Owens Corning
3.88%, 06/01/30	3,000	2,932
5.70%, 06/15/34	3,000	3,159
Pacific Gas & Electric Co.
2.10%, 08/01/27	3,000	2,885
2.50%, 02/01/31	2,000	1,782
3.00%, 06/15/28	3,000	2,892
3.30%, 08/01/40	2,000	1,518
3.50%, 08/01/50	3,000	2,053
4.30%, 03/15/45	3,000	2,398
PacifiCorp
2.70%, 09/15/30	3,000	2,773
2.90%, 06/15/52	3,000	1,829
5.80%, 01/15/55	2,000	1,961
6.25%, 10/15/37	2,000	2,143
Paramount Global
2.90%, 01/15/27 (a)	2,000	1,959
3.70%, 06/01/28 (a)	2,000	1,956
Parker-Hannifin Corp.
3.25%, 06/14/29	3,000	2,912
4.50%, 09/15/29	3,000	3,040

See Notes to Schedule of Investments.
State Street Income V.I.S. Fund	27

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Patterson-UTI Energy, Inc.
7.15%, 10/01/33	$3,000	$3,179
PayPal Holdings, Inc.
2.65%, 10/01/26	2,000	1,975
3.25%, 06/01/50	2,000	1,404
PepsiCo, Inc.
1.63%, 05/01/30	3,000	2,691
2.75%, 10/21/51	3,000	1,921
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33	2,000	2,021
Pfizer, Inc.
2.70%, 05/28/50	2,000	1,268
3.90%, 03/15/39	3,000	2,654
4.40%, 05/15/44	2,000	1,784
Philip Morris International, Inc.
2.10%, 05/01/30	3,000	2,734
4.13%, 03/04/43	2,000	1,710
5.13%, 02/15/30	6,000	6,201
5.25%, 02/13/34	3,000	3,097
5.63%, 11/17/29	5,000	5,265
Phillips 66 Co.
2.15%, 12/15/30	2,000	1,786
3.15%, 12/15/29	2,000	1,913
3.30%, 03/15/52	3,000	1,991
3.75%, 03/01/28	3,000	2,971
4.68%, 02/15/45	2,000	1,716
Pilgrim's Pride Corp.
6.88%, 05/15/34	3,000	3,310
Pioneer Natural Resources Co.
1.13%, 01/15/26	7,000	6,938
2.15%, 01/15/31	6,000	5,396
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	3,000	2,897
Precision Castparts Corp.
4.38%, 06/15/45	2,000	1,754
Progressive Corp.
3.00%, 03/15/32	5,000	4,615
Prologis LP
3.05%, 03/01/50	3,000	2,023
3.25%, 06/30/26	2,000	1,987
Prudential Financial, Inc.
3.94%, 12/07/49	3,000	2,368
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (c)	3,000	3,055
Public Service Co. of Colorado
3.70%, 06/15/28	3,000	2,980
QUALCOMM, Inc.
4.30%, 05/20/47	3,000	2,575
4.50%, 05/20/52	2,000	1,735
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	2,000	1,763
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (c)	10,000	10,419
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	3,000	3,150
ROBLOX Corp.
3.88%, 05/01/30 (f)	8,000	7,637
	Principal Amount	Fair Value
Rockwell Automation, Inc.
4.20%, 03/01/49	$2,000	$1,683
Ross Stores, Inc.
4.70%, 04/15/27	3,000	3,011
Royal Caribbean Cruises Ltd.
5.38%, 01/15/36 (g)	5,000	5,032
5.63%, 09/30/31 (f)	10,000	10,188
Royalty Pharma PLC
1.75%, 09/02/27	3,000	2,866
2.20%, 09/02/30	3,000	2,692
RTX Corp.
1.90%, 09/01/31	3,000	2,611
2.82%, 09/01/51	3,000	1,900
4.15%, 05/15/45	3,000	2,529
4.45%, 11/16/38	2,000	1,881
6.10%, 03/15/34	4,000	4,378
6.40%, 03/15/54	4,000	4,474
Ryder System, Inc.
2.90%, 12/01/26	3,000	2,954
Salesforce, Inc.
1.95%, 07/15/31	2,000	1,776
2.70%, 07/15/41	3,000	2,206
Schlumberger Holdings Corp.
3.90%, 05/17/28 (f)	2,000	1,992
5.00%, 06/01/34 (f)	8,000	8,078
Sealed Air Corp.
1.57%, 10/15/26 (f)	3,000	2,907
Selective Insurance Group, Inc.
5.38%, 03/01/49	3,000	2,763
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (c)	2,000	1,953
Shell Finance U.S., Inc.
2.38%, 11/07/29	4,000	3,753
3.25%, 04/06/50	1,000	709
3.75%, 09/12/46	5,000	3,975
Simon Property Group LP
3.38%, 06/15/27	2,000	1,980
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34	8,000	8,043
Southern California Edison Co.
4.00%, 04/01/47	6,000	4,529
4.20%, 03/01/29	5,000	4,940
5.65%, 10/01/28	10,000	10,309
Southern Co.
3.70%, 04/30/30	2,000	1,951
Southwest Airlines Co.
2.63%, 02/10/30	4,000	3,689
Southwestern Electric Power Co.
2.75%, 10/01/26	3,000	2,959
Spectra Energy Partners LP
3.38%, 10/15/26	2,000	1,986
4.50%, 03/15/45	3,000	2,573
Starbucks Corp.
4.00%, 11/15/28	2,000	1,997
Stryker Corp.
1.95%, 06/15/30	2,000	1,808
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43	3,000	3,281
Suncor Energy, Inc.
4.00%, 11/15/47	3,000	2,285

See Notes to Schedule of Investments.
28	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Synopsys, Inc.
4.85%, 04/01/30	$3,000	$3,056
5.15%, 04/01/35	3,000	3,049
5.70%, 04/01/55	3,000	3,028
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	8,000	7,938
4.00%, 04/14/32	3,000	2,885
Tampa Electric Co.
2.40%, 03/15/31	3,000	2,719
3.45%, 03/15/51	3,000	2,155
4.35%, 05/15/44	3,000	2,581
Tanger Properties LP
2.75%, 09/01/31	5,000	4,487
Tapestry, Inc.
3.05%, 03/15/32	3,000	2,720
5.10%, 03/11/30	7,000	7,164
5.50%, 03/11/35	3,000	3,066
Targa Resources Corp.
6.50%, 03/30/34	5,000	5,444
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	3,000	3,004
Target Corp.
1.95%, 01/15/27	2,000	1,953
Texas Instruments, Inc.
3.88%, 03/15/39	2,000	1,787
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	3,000	2,216
Time Warner Cable LLC
6.55%, 05/01/37	3,000	3,117
T-Mobile USA, Inc.
3.50%, 04/15/31	10,000	9,514
3.75%, 04/15/27	2,000	1,988
4.50%, 04/15/50	3,000	2,525
4.80%, 07/15/28	10,000	10,181
Toronto-Dominion Bank
3.20%, 03/10/32	6,000	5,569
4.46%, 06/08/32	3,000	2,998
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63%, 09/15/31 (c)	2,000	1,984
TotalEnergies Capital International SA
2.83%, 01/10/30	5,000	4,769
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	2,000	1,979
TransCanada PipeLines Ltd.
4.25%, 05/15/28	4,000	4,002
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	2,000	1,994
Travelers Cos., Inc.
2.55%, 04/27/50	2,000	1,230
Truist Financial Corp. (6.67% fixed rate until 03/01/26; 3.00% + 5 yr. CMT thereafter)
6.67%, 03/01/26 (c)	7,000	7,040
TWDC Enterprises 18 Corp.
4.13%, 06/01/44	2,000	1,704
Tyson Foods, Inc.
5.70%, 03/15/34	3,000	3,161
	Principal Amount	Fair Value
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (c)	$6,000	$6,028
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (c)	3,000	3,159
Uber Technologies, Inc.
4.15%, 01/15/31	5,000	4,955
4.80%, 09/15/35	5,000	4,952
UDR, Inc.
2.10%, 08/01/32	3,000	2,559
3.00%, 08/15/31	3,000	2,770
Union Pacific Corp.
3.55%, 05/20/61	3,000	2,070
3.80%, 04/06/71	3,000	2,116
4.10%, 09/15/67	3,000	2,283
UnitedHealth Group, Inc.
2.00%, 05/15/30	2,000	1,812
4.20%, 05/15/32	3,000	2,956
4.45%, 12/15/48	2,000	1,699
4.75%, 07/15/45 - 05/15/52	4,000	3,580
5.05%, 04/15/53	3,000	2,749
5.20%, 04/15/63	3,000	2,747
Vale Overseas Ltd.
6.13%, 06/12/33	3,000	3,200
6.40%, 06/28/54	3,000	3,085
Ventas Realty LP
3.25%, 10/15/26	4,000	3,958
5.63%, 07/01/34	3,000	3,125
Verisk Analytics, Inc.
5.25%, 06/05/34	3,000	3,092
Verizon Communications, Inc.
2.36%, 03/15/32	2,000	1,754
3.00%, 03/22/27	2,000	1,973
3.40%, 03/22/41	2,000	1,580
3.55%, 03/22/51	3,000	2,195
3.70%, 03/22/61	2,000	1,409
4.40%, 11/01/34	2,000	1,927
Viatris, Inc.
4.00%, 06/22/50	2,000	1,364
Virginia Electric & Power Co.
4.00%, 11/15/46	3,000	2,415
Vistra Operations Co. LLC
6.00%, 04/15/34 (f)	3,000	3,162
Vontier Corp.
2.40%, 04/01/28	2,000	1,904
2.95%, 04/01/31	2,000	1,827
Vornado Realty LP
2.15%, 06/01/26	26,000	25,545
Vulcan Materials Co.
3.90%, 04/01/27	2,000	1,995
Walmart, Inc.
1.80%, 09/22/31	3,000	2,646
2.50%, 09/22/41	3,000	2,168
Walt Disney Co.
2.65%, 01/13/31	2,000	1,860
3.38%, 11/15/26	3,000	2,982
3.60%, 01/13/51	2,000	1,513
4.75%, 11/15/46	2,000	1,832
6.65%, 11/15/37	2,000	2,310
Warnermedia Holdings, Inc.
3.76%, 03/15/27	8,000	7,882
4.28%, 03/15/32	10,000	9,168

See Notes to Schedule of Investments.
State Street Income V.I.S. Fund	29

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo & Co.
4.15%, 01/24/29	$4,000	$3,998
4.75%, 12/07/46	2,000	1,775
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (c)	2,000	1,944
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (c)	4,000	3,105
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24%, 01/24/31 (c)	4,000	4,138
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (c)	3,000	3,128
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (c)	6,000	6,669
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (c)	3,000	2,937
Williams Cos., Inc.
3.75%, 06/15/27	3,000	2,980
4.85%, 03/01/48	3,000	2,664
4.90%, 01/15/45	2,000	1,806
5.40%, 03/04/44	2,000	1,944
Willis North America, Inc.
3.88%, 09/15/49	2,000	1,517
Zoetis, Inc.
3.00%, 09/12/27	3,000	2,948
3.90%, 08/20/28	2,000	1,995
5.60%, 11/16/32	3,000	3,190
		1,981,006
Non-Agency Collateralized Mortgage Obligations - 10.1%
A&D Mortgage Trust
5.23%, 10/25/70 (a)(b)(f)	100,000	100,092
Bank
3.18%, 09/15/60 (a)	155,005	151,770
4.41%, 11/15/61 (a)(c)	66,000	66,232
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	34,000	32,011
CD Mortgage Trust
2.91%, 08/15/57 (a)	63,000	58,551
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(c)	31,273	29,945
Cross Mortgage Trust
4.93%, 09/25/70 (a)(c)(f)	99,257	98,845
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	105,000	99,145
3.05%, 11/10/52 (a)	56,000	52,983
4.14%, 03/10/51 (a)(c)	25,000	24,062
4.43%, 11/10/48 (a)(c)	25,000	21,471
JPMBB Commercial Mortgage Securities Trust
4.84%, 11/15/48 (c)	20,000	9,956
MASTR Alternative Loan Trust
5.00%, 08/25/18 (d)(h)	727	2
	Principal Amount	Fair Value
OBX Trust
5.06%, 09/25/65 (c)(f)	$100,000	$100,099
		845,164
Municipal Bonds and Notes - 0.2%
State of California, CA
4.60%, 04/01/38 (a)(i)	15,000	15,297
Total Bonds and Notes (Cost $8,667,118)		8,287,447
Total Investments in Securities (Cost $8,667,118)		8,287,447

	Number of Shares
Short-Term Investment - 19.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.13% (j)(k) (Cost $1,633,009)	1,633,009	1,633,009
Total Investments (Cost $10,300,127)		9,920,456
Liabilities in Excess of Other Assets, net - (18.2)%		(1,529,085)
NET ASSETS - 100.0%		$8,391,371

See Notes to Schedule of Investments.
30	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$850	1.00%/ Quarterly	06/20/30	$(19,225)	$(13,932)	$(5,293)

The Fund had the following long futures contracts open at September 30, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	December 2025	21	$2,290,019	$2,293,102	$3,083

The Fund had the following short futures contracts open at September 30, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	December 2025	1	$(111,951)	$(112,500)	$(549)
10 Yr. U.S. Treasury Ultra Futures	December 2025	5	(570,147)	(575,391)	(5,244)
					$(5,793)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At September 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Step coupon bond.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to $433,183 or 5.16% of the net assets of the State Street Income V.I.S. Fund.
(g)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(h)	Security is in default.
See Notes to Schedule of Investments.
State Street Income V.I.S. Fund	31

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)

(i)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(j)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2025.

Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$2,740,525	$—	$2,740,525
Agency Mortgage Backed	—	2,595,466	—	2,595,466
Agency Collateralized Mortgage Obligations	—	109,989	—	109,989
Corporate Notes	—	1,981,006	—	1,981,006
Non-Agency Collateralized Mortgage Obligations	—	845,164	—	845,164
Municipal Bonds and Notes	—	15,297	—	15,297
Short-Term Investment	1,633,009	—	—	1,633,009
Total Investments in Securities	$1,633,009	$8,287,447	$—	$9,920,456
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(5,293)	—	(5,293)
Long Futures Contracts - Unrealized Appreciation	3,083	—	—	3,083
Short Futures Contracts - Unrealized Depreciation	(5,793)	—	—	(5,793)
Total Other Financial Instruments	$(2,710)	$(5,293)	$—	$(8,003)

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,776,614	$1,776,614	$1,590,634	$1,734,239	$—	$—	1,633,009	$1,633,009	$51,950
See Notes to Schedule of Investments.
32	State Street Income V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 47.0% †
Common Stock - 47.0%
Advertising - 0.1%
Advantage Solutions, Inc. (a)	3,996	$6,114
Boston Omaha Corp., Class A (a)	864	11,301
DoubleVerify Holdings, Inc. (a)	700	8,386
Emerald Holding, Inc.	546	2,779
Ibotta, Inc., Class A (a)	511	14,231
Integral Ad Science Holding Corp. (a)	2,590	26,340
Interpublic Group of Cos., Inc.	2,482	69,273
Magnite, Inc. (a)	4,830	105,197
National CineMedia, Inc.	2,533	11,424
Omnicom Group, Inc.	1,407	114,713
PubMatic, Inc., Class A (a)	1,587	13,140
Stagwell, Inc. (a)	4,003	22,537
TechTarget, Inc. (a)	793	4,607
Thryv Holdings, Inc. (a)	1,224	14,762
Trade Desk, Inc., Class A (a)	3,181	155,901
		580,705
Aerospace & Defense - 1.0%
AAR Corp. (a)	1,230	110,294
AeroVironment, Inc. (a)	1,102	347,009
AerSale Corp. (a)	1,174	9,615
AIRO Group Holdings, Inc. (a)	241	4,627
Archer Aviation, Inc., Class A (a)	18,862	180,698
Astronics Corp. (a)	1,043	47,571
ATI, Inc. (a)	1,100	89,474
Axon Enterprise, Inc. (a)	498	357,385
Boeing Co. (a)	4,833	1,043,106
BWX Technologies, Inc.	600	110,622
Byrna Technologies, Inc. (a)	687	15,224
Cadre Holdings, Inc.	975	35,597
Curtiss-Wright Corp.	235	127,591
Ducommun, Inc. (a)	489	47,008
Eve Holding, Inc. (a)	1,993	7,593
General Dynamics Corp.	1,625	554,125
General Electric Co.	7,008	2,108,147
HEICO Corp.	300	96,846
HEICO Corp., Class A	451	114,595
Hexcel Corp.	400	25,080
Howmet Aerospace, Inc.	2,615	513,141
Huntington Ingalls Industries, Inc.	300	86,373
Intuitive Machines, Inc. (a)	3,760	39,555
Karman Holdings, Inc. (a)	100	7,220
Kratos Defense & Security Solutions, Inc. (a)	5,718	522,454
L3Harris Technologies, Inc.	1,270	387,871
Leonardo DRS, Inc.	400	18,160
Loar Holdings, Inc. (a)	200	16,000
Lockheed Martin Corp.	1,325	661,453
Mercury Systems, Inc. (a)	1,796	139,010
Moog, Inc., Class A	975	202,478
National Presto Industries, Inc.	172	19,290
Northrop Grumman Corp.	894	544,732
Park Aerospace Corp.	666	13,546
Redwire Corp. (a)	1,709	15,364
Rocket Lab Corp. (a)	2,700	129,357
RTX Corp.	8,903	1,489,739
Satellogic, Inc., Class A (a)	2,059	6,754
Spirit AeroSystems Holdings, Inc., Class A (a)	600	23,160
	Number of Shares	Fair Value
StandardAero, Inc. (a)	1,000	$27,290
Textron, Inc.	1,371	115,836
TransDigm Group, Inc.	369	486,349
V2X, Inc. (a)	607	35,261
Voyager Technologies, Inc., Class A (a)	474	14,116
VSE Corp.	701	116,534
Woodward, Inc.	400	101,084
		11,164,334
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	523	55,998
Alamo Group, Inc.	355	67,769
CNH Industrial NV	6,600	71,610
Deere & Co.	1,645	752,193
Lindsay Corp.	379	53,272
Titan International, Inc. (a)	1,767	13,358
Toro Co.	568	43,282
		1,057,482
Agricultural Products & Services - 0.0%*
Alico, Inc.	150	5,199
Archer-Daniels-Midland Co.	3,242	193,677
Bunge Global SA	817	66,381
Darling Ingredients, Inc. (a)	800	24,696
Fresh Del Monte Produce, Inc.	1,148	39,859
Ingredion, Inc.	344	42,006
Limoneira Co.	677	10,053
		381,871
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	759	100,491
Expeditors International of Washington, Inc.	991	121,487
FedEx Corp.	1,462	344,754
Forward Air Corp. (a)	764	19,589
GXO Logistics, Inc. (a)	573	30,306
Hub Group, Inc., Class A	2,054	70,740
Radiant Logistics, Inc. (a)	1,060	6,254
United Parcel Service, Inc., Class B	4,872	406,958
		1,100,579
Airport Services - 0.0%*
Sky Harbour Group Corp. (a)	646	6,376
Alternative Carriers - 0.0%*
Anterix, Inc. (a)	389	8,352
AST SpaceMobile, Inc. (a)	1,000	49,080
Bandwidth, Inc., Class A (a)	941	15,687
Cogent Communications Holdings, Inc.	1,567	60,094
Globalstar, Inc. (a)	1,737	63,209
Iridium Communications, Inc.	600	10,476
Lumen Technologies, Inc. (a)	33,041	202,211
		409,109
Aluminum - 0.0%*
Alcoa Corp.	1,758	57,821
Century Aluminum Co. (a)	1,850	54,316
Constellium SE (a)	4,884	72,674
Kaiser Aluminum Corp.	556	42,901
Tredegar Corp. (a)	975	7,829
		235,541

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	33

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Apparel Retail - 0.2%
Abercrombie & Fitch Co., Class A (a)	1,626	$139,104
American Eagle Outfitters, Inc.	5,604	95,884
Boot Barn Holdings, Inc. (a)	1,066	176,658
Buckle, Inc.	1,090	63,939
Burlington Stores, Inc. (a)	433	110,199
Caleres, Inc.	1,087	14,174
Citi Trends, Inc. (a)	193	5,989
Designer Brands, Inc., Class A	1,348	4,772
Gap, Inc.	1,700	36,363
Genesco, Inc. (a)	390	11,306
J Jill, Inc.	179	3,070
Lands' End, Inc. (a)	513	7,233
RealReal, Inc. (a)	3,325	35,345
Revolve Group, Inc. (a)	1,390	29,607
Ross Stores, Inc.	2,175	331,448
Shoe Carnival, Inc.	591	12,287
Stitch Fix, Inc., Class A (a)	3,563	15,499
ThredUp, Inc., Class A (a)	3,200	30,240
TJX Cos., Inc.	7,413	1,071,475
Torrid Holdings, Inc. (a)	305	534
Urban Outfitters, Inc. (a)	2,112	150,860
Victoria's Secret & Co. (a)	2,434	66,059
Zumiez, Inc. (a)	503	9,864
		2,421,909
Apparel, Accessories & Luxury Goods - 0.1%
Capri Holdings Ltd. (a)	4,006	79,799
Carter's, Inc.	1,222	34,485
Columbia Sportswear Co.	200	10,460
Figs, Inc., Class A (a)	2,992	20,016
G-III Apparel Group Ltd. (a)	1,349	35,897
Hanesbrands, Inc. (a)	12,084	79,634
Kontoor Brands, Inc.	1,901	151,643
Lakeland Industries, Inc.	299	4,425
Lululemon Athletica, Inc. (a)	727	129,355
Movado Group, Inc.	610	11,572
Oxford Industries, Inc.	468	18,973
PVH Corp.	380	31,833
Ralph Lauren Corp.	200	62,712
Superior Group of Cos., Inc.	502	5,381
Tapestry, Inc.	1,274	144,242
Under Armour, Inc., Class C (a)	2,000	9,660
VF Corp.	2,900	41,847
		871,934
Application Software - 1.6%
8x8, Inc. (a)	5,308	11,253
ACI Worldwide, Inc. (a)	3,654	192,822
Adobe, Inc. (a)	2,829	997,930
Agilysys, Inc. (a)	892	93,883
Alarm.com Holdings, Inc. (a)	1,641	87,104
Alkami Technology, Inc. (a)	2,374	58,970
Amplitude, Inc., Class A (a)	2,995	32,106
Appfolio, Inc., Class A (a)	100	27,566
AppLovin Corp., Class A (a)	1,590	1,142,479
Asana, Inc., Class A (a)	2,987	39,906
Atlassian Corp., Class A (a)	1,096	175,031
AudioEye, Inc. (a)	175	2,426
Aurora Innovation, Inc. (a)	5,800	31,262
Autodesk, Inc. (a)	1,364	433,302
AvePoint, Inc. (a)	4,637	69,601
Bentley Systems, Inc., Class B	1,100	56,628
	Number of Shares	Fair Value
Bill Holdings, Inc. (a)	492	$26,061
Bit Digital, Inc. (a)	10,975	32,925
Bitdeer Technologies Group, Class A (a)	3,101	52,996
Blackbaud, Inc. (a)	1,319	84,825
BlackLine, Inc. (a)	1,817	96,483
Blend Labs, Inc., Class A (a)	7,156	26,119
Box, Inc., Class A (a)	4,863	156,929
Braze, Inc., Class A (a)	2,662	75,707
C3.ai, Inc., Class A (a)	4,225	73,261
Cadence Design Systems, Inc. (a)	1,841	646,670
CCC Intelligent Solutions Holdings, Inc. (a)	3,150	28,697
Cerence, Inc. (a)	1,507	18,777
Cipher Mining, Inc. (a)	9,223	116,118
Circle Internet Group, Inc. (a)	300	39,774
Cleanspark, Inc. (a)	9,714	140,853
Clear Secure, Inc., Class A	2,887	96,368
Clearwater Analytics Holdings, Inc., Class A (a)	8,542	153,927
Confluent, Inc., Class A (a)	1,900	37,620
Consensus Cloud Solutions, Inc. (a)	665	19,531
Core Scientific, Inc. (a)	9,690	173,839
CoreCard Corp. (a)	175	4,711
CS Disco, Inc. (a)	613	3,960
Daily Journal Corp. (a)	42	19,536
Datadog, Inc., Class A (a)	1,986	282,806
Digimarc Corp. (a)	455	4,445
Digital Turbine, Inc. (a)	3,873	24,787
Docusign, Inc. (a)	1,289	92,924
Domo, Inc., Class B (a)	1,139	18,042
Dropbox, Inc., Class A (a)	1,450	43,805
Dynatrace, Inc. (a)	2,070	100,291
eGain Corp. (a)	496	4,320
Elastic NV (a)	600	50,694
EverCommerce, Inc. (a)	591	6,578
Expensify, Inc., Class A (a)	1,886	3,489
Fair Isaac Corp. (a)	167	249,921
Five9, Inc. (a)	2,667	64,541
Freshworks, Inc., Class A (a)	6,932	81,590
Guidewire Software, Inc. (a)	590	135,617
HubSpot, Inc. (a)	356	166,537
I3 Verticals, Inc., Class A (a)	785	25,481
Informatica, Inc., Class A (a)	800	19,872
Intapp, Inc. (a)	1,938	79,264
InterDigital, Inc.	899	310,362
Intuit, Inc.	1,822	1,244,262
Jamf Holding Corp. (a)	2,326	24,888
Kaltura, Inc. (a)	2,236	3,220
Life360, Inc. (a)	571	60,697
LiveRamp Holdings, Inc. (a)	2,251	61,092
Manhattan Associates, Inc. (a)	431	88,346
MARA Holdings, Inc. (a)	12,826	234,203
Meridianlink, Inc. (a)	1,079	21,504
Mitek Systems, Inc. (a)	1,535	14,997
nCino, Inc. (a)	500	13,555
NCR Voyix Corp. (a)	4,848	60,842
NextNav, Inc. (a)	3,050	43,615
Nutanix, Inc., Class A (a)	1,574	117,090
ON24, Inc. (a)	1,548	8,855
Ooma, Inc. (a)	809	9,700
Pagaya Technologies Ltd., Class A (a)	1,492	44,297
PagerDuty, Inc. (a)	2,925	48,321

See Notes to Schedule of Investments.
34	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Palantir Technologies, Inc., Class A (a)	14,449	$2,635,787
Pegasystems, Inc.	700	40,250
Porch Group, Inc. (a)	2,853	47,873
Procore Technologies, Inc. (a)	900	65,628
PROS Holdings, Inc. (a)	1,461	33,472
PTC, Inc. (a)	748	151,859
Q2 Holdings, Inc. (a)	2,155	156,000
Red Violet, Inc.	374	19,542
ReposiTrak, Inc.	343	5,083
Rezolve AI PLC (a)	5,059	25,194
Rimini Street, Inc. (a)	1,773	8,298
RingCentral, Inc., Class A (a)	500	14,170
Riot Platforms, Inc. (a)	12,033	228,988
Roper Technologies, Inc.	725	361,550
Salesforce, Inc.	6,188	1,466,556
Samsara, Inc., Class A (a)	1,600	59,600
SEMrush Holdings, Inc., Class A (a)	1,787	12,652
SoundHound AI, Inc., Class A (a)	12,686	203,991
SoundThinking, Inc. (a)	247	2,979
Sprinklr, Inc., Class A (a)	3,783	29,205
Sprout Social, Inc., Class A (a)	1,736	22,429
SPS Commerce, Inc. (a)	1,315	136,944
Strategy, Inc., Class A (a)	1,700	547,757
Synchronoss Technologies, Inc. (a)	389	2,365
Synopsys, Inc. (a)	1,241	612,297
Terawulf, Inc. (a)	9,790	111,802
Tyler Technologies, Inc. (a)	276	144,392
Unity Software, Inc. (a)	1,998	80,000
Verint Systems, Inc. (a)	2,152	43,578
Vertex, Inc., Class A (a)	2,262	56,075
Viant Technology, Inc., Class A (a)	465	4,013
Weave Communications, Inc. (a)	2,229	14,890
WM Technology, Inc. (a)	2,760	3,202
Workday, Inc., Class A (a)	1,400	337,022
Workiva, Inc. (a)	1,734	149,263
Yext, Inc. (a)	3,544	30,195
Zeta Global Holdings Corp., Class A (a)	6,427	127,704
Zoom Communications, Inc. (a)	1,874	154,605
		17,590,016
Asset Management & Custody Banks - 0.5%
Acadian Asset Management, Inc.	926	44,596
Affiliated Managers Group, Inc.	200	47,686
AlTi Global, Inc. (a)	1,780	6,337
Ameriprise Financial, Inc.	657	322,751
ARES Management Corp., Class A	1,312	209,776
Artisan Partners Asset Management, Inc., Class A	2,159	93,701
Bank of New York Mellon Corp.	4,586	499,691
Blackrock, Inc.	1,027	1,197,348
Blackstone, Inc.	4,882	834,090
Blue Owl Capital, Inc.	4,220	71,445
Carlyle Group, Inc.	1,651	103,518
Cohen & Steers, Inc.	952	62,461
Diamond Hill Investment Group, Inc.	87	12,181
DigitalBridge Group, Inc.	5,880	68,796
	Number of Shares	Fair Value
Franklin Resources, Inc.	2,100	$48,573
GCM Grosvenor, Inc., Class A	1,492	18,008
Hamilton Lane, Inc., Class A	300	40,437
Invesco Ltd.	2,800	64,232
Janus Henderson Group PLC	700	31,157
KKR & Co., Inc.	4,529	588,543
Northern Trust Corp.	1,332	179,287
P10, Inc., Class A	1,892	20,585
SEI Investments Co.	700	59,395
Silvercrest Asset Management Group, Inc., Class A	236	3,717
State Street Corp. (b)	1,961	227,496
StepStone Group, Inc., Class A	2,407	157,201
T. Rowe Price Group, Inc.	1,357	139,282
TPG, Inc.	870	49,981
Victory Capital Holdings, Inc., Class A	1,552	100,507
Virtus Investment Partners, Inc.	228	43,327
Westwood Holdings Group, Inc.	244	4,024
WisdomTree, Inc.	4,151	57,699
		5,407,828
Automobile Manufacturers - 0.9%
Faraday Future Intelligent Electric, Inc. (a)	2,847	3,701
Ford Motor Co.	25,741	307,862
General Motors Co.	6,397	390,025
Lucid Group, Inc. (a)	1,020	24,266
Rivian Automotive, Inc., Class A (a)	4,880	71,638
Stellantis NV	11,422	105,542
Tesla, Inc. (a)	18,651	8,294,473
Thor Industries, Inc.	434	45,002
Winnebago Industries, Inc.	937	31,333
		9,273,842
Automotive Parts & Equipment - 0.1%
Adient PLC (a)	2,891	69,615
American Axle & Manufacturing Holdings, Inc. (a)	4,020	24,160
BorgWarner, Inc.	1,286	56,533
Cooper-Standard Holdings, Inc. (a)	579	21,383
Dana, Inc.	4,563	91,443
Dorman Products, Inc. (a)	955	148,865
Fox Factory Holding Corp. (a)	1,454	35,318
Gentex Corp.	1,858	52,581
Gentherm, Inc. (a)	1,075	36,615
Holley, Inc. (a)	1,888	5,928
LCI Industries	849	79,084
Lear Corp.	300	30,183
Luminar Technologies, Inc. (a)	1,840	3,514
Modine Manufacturing Co. (a)	1,818	258,447
Motorcar Parts of America, Inc. (a)	560	9,262
Patrick Industries, Inc.	1,121	115,945
Phinia, Inc.	1,356	77,943
QuantumScape Corp. (a)	2,200	27,104
Solid Power, Inc. (a)	5,065	17,576
Standard Motor Products, Inc.	722	29,472
Strattec Security Corp. (a)	156	10,617
Visteon Corp.	948	113,627

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	35

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
XPEL, Inc. (a)	826	$27,316
		1,342,531
Automotive Retail - 0.2%
Advance Auto Parts, Inc.	2,071	127,159
America's Car-Mart, Inc. (a)	288	8,412
Arko Corp.	2,806	12,823
Asbury Automotive Group, Inc. (a)	680	166,226
AutoNation, Inc. (a)	182	39,816
AutoZone, Inc. (a)	107	459,056
Camping World Holdings, Inc., Class A	2,075	32,764
CarMax, Inc. (a)	900	40,383
Carvana Co. (a)	900	339,516
EVgo, Inc. (a)	4,292	20,301
Group 1 Automotive, Inc.	437	191,192
Lithia Motors, Inc.	200	63,200
Monro, Inc.	983	17,665
Murphy USA, Inc.	92	35,720
OneWater Marine, Inc., Class A (a)	362	5,734
O'Reilly Automotive, Inc. (a)	5,585	602,119
Penske Automotive Group, Inc.	70	12,174
Sonic Automotive, Inc., Class A	511	38,882
Valvoline, Inc. (a)	1,100	39,501
		2,252,643
Biotechnology - 1.4%
4D Molecular Therapeutics, Inc. (a)	1,341	11,653
89bio, Inc. (a)	4,309	63,342
AbbVie, Inc.	11,697	2,708,323
Abeona Therapeutics, Inc. (a)	1,447	7,640
Absci Corp. (a)	4,301	13,075
ACADIA Pharmaceuticals, Inc. (a)	4,361	93,064
Actuate Therapeutics, Inc. (a)	337	2,255
ADMA Biologics, Inc. (a)	7,996	117,221
Aduro Biotech, Inc. (a)(c)**	4,580	—
Agios Pharmaceuticals, Inc. (a)	1,971	79,116
Akebia Therapeutics, Inc. (a)	8,381	22,880
Akero Therapeutics, Inc. (a)	2,451	116,373
Aldeyra Therapeutics, Inc. (a)	1,722	8,989
Alector, Inc. (a)	2,385	7,060
Alkermes PLC (a)	5,612	168,360
Allogene Therapeutics, Inc. (a)	6,280	7,787
Alnylam Pharmaceuticals, Inc. (a)	771	351,576
Altimmune, Inc. (a)	3,013	11,359
Amgen, Inc.	3,523	994,191
Amicus Therapeutics, Inc. (a)	9,568	75,396
AnaptysBio, Inc. (a)	712	21,801
Anavex Life Sciences Corp. (a)	2,853	25,392
Anika Therapeutics, Inc. (a)	577	5,424
Annexon, Inc. (a)	2,864	8,735
Apellis Pharmaceuticals, Inc. (a)	600	13,578
Apogee Therapeutics, Inc. (a)	1,103	43,822
Arbutus Biopharma Corp. (a)	5,047	22,913
Arcellx, Inc. (a)	1,181	96,960
Arcturus Therapeutics Holdings, Inc. (a)	865	15,942
Arcus Biosciences, Inc. (a)	2,344	31,878
Arcutis Biotherapeutics, Inc. (a)	3,694	69,632
	Number of Shares	Fair Value
Ardelyx, Inc. (a)	8,372	$46,130
ArriVent Biopharma, Inc. (a)	780	14,391
Arrowhead Pharmaceuticals, Inc. (a)	4,163	143,582
ARS Pharmaceuticals, Inc. (a)	2,045	20,552
Astria Therapeutics, Inc. (a)	1,350	9,828
aTyr Pharma, Inc. (a)	3,332	2,404
Aura Biosciences, Inc. (a)	1,344	8,306
Avidity Biosciences, Inc. (a)	3,517	153,236
Avita Medical, Inc. (a)	420	2,146
Beam Therapeutics, Inc. (a)	3,321	80,601
Bicara Therapeutics, Inc. (a)	1,249	19,722
BioCryst Pharmaceuticals, Inc. (a)	7,291	55,339
Biogen, Inc. (a)	992	138,959
Biohaven Ltd. (a)	3,136	47,071
BioMarin Pharmaceutical, Inc. (a)	1,369	74,145
Bridgebio Pharma, Inc. (a)	5,424	281,723
Candel Therapeutics, Inc. (a)	1,583	8,073
Capricor Therapeutics, Inc. (a)	1,482	10,685
Cardiff Oncology, Inc. (a)	2,486	5,121
CareDx, Inc. (a)	1,826	26,550
Cartesian Therapeutics, Inc. (a)	239	2,443
Catalyst Pharmaceuticals, Inc. (a)	4,046	79,706
Celcuity, Inc. (a)	996	49,202
Celldex Therapeutics, Inc. (a)	2,259	58,440
CG oncology, Inc. (a)	1,939	78,103
Chinook Therapeutics, Inc. (a)(c)**	2,824	—
Cidara Therapeutics, Inc. (a)	533	51,040
Cogent Biosciences, Inc. (a)	4,483	64,376
Coherus Oncology, Inc. (a)	2,726	4,471
Compass Therapeutics, Inc. (a)	2,981	10,434
Corvus Pharmaceuticals, Inc. (a)	2,081	15,337
CSL Ltd.	2,675	351,380
Cullinan Therapeutics, Inc. (a)	1,986	11,777
Cytokinetics, Inc. (a)	4,046	222,368
Day One Biopharmaceuticals, Inc. (a)	2,375	16,744
Denali Therapeutics, Inc. (a)	4,618	67,053
Design Therapeutics, Inc. (a)	824	6,205
DiaMedica Therapeutics, Inc. (a)	885	6,080
Dianthus Therapeutics, Inc. (a)	567	22,311
Disc Medicine, Inc. (a)	797	52,666
Dynavax Technologies Corp. (a)	3,626	36,006
Dyne Therapeutics, Inc. (a)	3,766	47,640
Editas Medicine, Inc. (a)	2,530	8,779
Eledon Pharmaceuticals, Inc. (a)	1,831	4,742
Emergent BioSolutions, Inc. (a)	1,970	17,375
Enanta Pharmaceuticals, Inc. (a)	609	7,290
Entrada Therapeutics, Inc. (a)	1,148	6,658
Erasca, Inc. (a)	6,942	15,134
Exact Sciences Corp. (a)	1,070	58,540
Exelixis, Inc. (a)	1,660	68,558
Fate Therapeutics, Inc. (a)	2,800	3,528
Foghorn Therapeutics, Inc. (a)	1,417	6,929
Geron Corp. (a)	18,840	25,811
Gilead Sciences, Inc.	8,361	928,071

See Notes to Schedule of Investments.
36	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Gossamer Bio, Inc. (a)	6,379	$16,777
GRAIL, Inc. (a)	1,050	62,086
Greenwich Lifesciences, Inc. (a)	301	2,995
Gyre Therapeutics, Inc. (a)	312	2,328
Halozyme Therapeutics, Inc. (a)	700	51,338
Heron Therapeutics, Inc. (a)	5,985	7,541
Humacyte, Inc. (a)	4,928	8,575
Ideaya Biosciences, Inc. (a)	2,770	75,372
ImmunityBio, Inc. (a)	7,632	18,775
Immunome, Inc. (a)	2,510	29,392
Immunovant, Inc. (a)	2,351	37,898
Incyte Corp. (a)	1,126	95,496
Inhibikase Therapeutics, Inc. (a)	2,039	3,303
Inhibrx Biosciences, Inc. (a)	288	9,700
Inmune Bio, Inc. (a)	404	836
Insmed, Inc. (a)	1,200	172,812
Intellia Therapeutics, Inc. (a)	3,554	61,378
Ionis Pharmaceuticals, Inc. (a)	1,100	71,962
Iovance Biotherapeutics, Inc. (a)	8,881	19,272
Ironwood Pharmaceuticals, Inc. (a)	5,841	7,652
Jade Biosciences, Inc.	1,325	11,435
Janux Therapeutics, Inc. (a)	1,352	33,043
KalVista Pharmaceuticals, Inc. (a)	1,252	15,249
Keros Therapeutics, Inc. (a)	1,114	17,623
Kodiak Sciences, Inc. (a)	1,195	19,562
Korro Bio, Inc. (a)	189	9,051
Krystal Biotech, Inc. (a)	855	150,933
Kura Oncology, Inc. (a)	2,669	23,621
Kymera Therapeutics, Inc. (a)	1,739	98,427
Larimar Therapeutics, Inc. (a)	1,163	3,756
Legend Biotech Corp. ADR (a)	600	19,566
Lexeo Therapeutics, Inc. (a)	701	4,655
Madrigal Pharmaceuticals, Inc. (a)	642	294,460
MannKind Corp. (a)	10,466	56,202
MeiraGTx Holdings PLC (a)	1,364	11,226
Metsera, Inc. (a)	1,841	96,340
MiMedx Group, Inc. (a)	4,050	28,269
Mineralys Therapeutics, Inc. (a)	1,337	50,699
Mirum Pharmaceuticals, Inc. (a)	1,392	102,048
Moderna, Inc. (a)	2,308	59,616
Monopar Therapeutics, Inc. (a)	131	10,699
Monte Rosa Therapeutics, Inc. (a)	1,609	11,923
Myriad Genetics, Inc. (a)	3,031	21,914
Natera, Inc. (a)	900	144,873
Neurocrine Biosciences, Inc. (a)	600	84,228
Neurogene, Inc. (a)	289	5,008
Nkarta, Inc. (a)	1,447	2,995
Novavax, Inc. (a)	5,315	46,081
Nurix Therapeutics, Inc. (a)	2,519	23,276
Nuvalent, Inc., Class A (a)	1,482	128,163
Nuvectis Pharma, Inc. (a)	435	2,619
Olema Pharmaceuticals, Inc. (a)	1,971	19,296
Organogenesis Holdings, Inc. (a)	2,493	10,520
ORIC Pharmaceuticals, Inc. (a)	2,002	24,024
	Number of Shares	Fair Value
Oruka Therapeutics, Inc. (a)	993	$19,095
Palvella Therapeutics, Inc. (a)	237	14,858
Perspective Therapeutics, Inc. (a)	2,459	8,434
Praxis Precision Medicines, Inc. (a)	610	32,330
Precigen, Inc. (a)	5,071	16,684
Prime Medicine, Inc. (a)	2,406	13,329
Protagonist Therapeutics, Inc. (a)	2,008	133,391
Protalix BioTherapeutics, Inc. (a)	2,364	5,248
Protara Therapeutics, Inc. (a)	1,107	4,815
PTC Therapeutics, Inc. (a)	2,688	164,963
Puma Biotechnology, Inc. (a)	1,354	7,190
Recursion Pharmaceuticals, Inc., Class A (a)	12,114	59,116
Regeneron Pharmaceuticals, Inc.	714	401,461
REGENXBIO, Inc. (a)	1,531	14,774
Relay Therapeutics, Inc. (a)	4,373	22,827
Replimune Group, Inc. (a)	2,483	10,404
Revolution Medicines, Inc. (a)	1,000	46,700
Rezolute, Inc. (a)	2,444	22,974
Rhythm Pharmaceuticals, Inc. (a)	1,802	181,984
Rigel Pharmaceuticals, Inc. (a)	612	17,338
Rocket Pharmaceuticals, Inc. (a)	3,062	9,982
Roivant Sciences Ltd. (a)	2,500	37,825
Sana Biotechnology, Inc. (a)	5,082	18,041
Sarepta Therapeutics, Inc. (a)	500	9,635
Savara, Inc. (a)	4,257	15,197
Scholar Rock Holding Corp. (a)	2,795	104,086
SELLAS Life Sciences Group, Inc. (a)	2,945	4,741
Sionna Therapeutics, Inc. (a)	379	11,146
Soleno Therapeutics, Inc. (a)	1,442	97,479
Solid Biosciences, Inc. (a)	2,033	12,544
Spyre Therapeutics, Inc. (a)	1,707	28,609
Stoke Therapeutics, Inc. (a)	1,427	33,535
Summit Therapeutics, Inc. (a)	800	16,528
Syndax Pharmaceuticals, Inc. (a)	3,017	46,417
Tango Therapeutics, Inc. (a)	2,635	22,134
Taysha Gene Therapies, Inc. (a)	7,326	23,956
Tectonic Therapeutic, Inc. (a)	438	6,872
Tevogen Bio Holdings, Inc. (a)	907	712
TG Therapeutics, Inc. (a)	5,024	181,492
Tonix Pharmaceuticals Holding Corp. (a)	300	7,248
Tourmaline Bio, Inc. (a)	604	28,889
Travere Therapeutics, Inc. (a)	3,041	72,680
TriSalus Life Sciences, Inc. (a)	561	2,609
Twist Bioscience Corp. (a)	2,056	57,856
Tyra Biosciences, Inc. (a)	966	13,514
Ultragenyx Pharmaceutical, Inc. (a)	400	12,032
United Therapeutics Corp. (a)	311	130,374
Upstream Bio, Inc. (a)	1,132	21,293
UroGen Pharma Ltd. (a)	1,287	25,676
Vanda Pharmaceuticals, Inc. (a)	2,226	11,108
Vaxcyte, Inc. (a)	3,949	142,243
Vera Therapeutics, Inc. (a)	1,776	51,611
Veracyte, Inc. (a)	2,698	92,622

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	37

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Verastem, Inc. (a)	1,517	$13,395
Vericel Corp. (a)	1,755	55,230
Vertex Pharmaceuticals, Inc. (a)	1,699	665,396
Viking Therapeutics, Inc. (a)	800	21,024
Vir Biotechnology, Inc. (a)	3,396	19,391
Viridian Therapeutics, Inc. (a)	2,405	51,900
Voyager Therapeutics, Inc. (a)	1,279	5,973
Xencor, Inc. (a)	2,336	27,401
XOMA Royalty Corp. (a)	309	11,909
Zenas Biopharma, Inc. (a)	593	13,165
Zymeworks, Inc. (a)	1,669	28,507
		14,628,278
Brewers - 0.0%*
Boston Beer Co., Inc., Class A (a)	114	24,102
Molson Coors Beverage Co., Class B	980	44,345
		68,447
Broadcasting - 0.0%*
AMC Networks, Inc., Class A (a)	950	7,828
Entravision Communications Corp., Class A	2,693	6,275
EW Scripps Co., Class A (a)	2,605	6,408
Fox Corp., Class A	1,400	88,284
Fox Corp., Class B	1,200	68,748
Gray Media, Inc.	2,897	16,745
iHeartMedia, Inc., Class A (a)	4,113	11,804
Newsmax, Inc. (a)	259	3,212
Nexstar Media Group, Inc.	214	42,316
Sinclair, Inc.	1,274	19,237
TEGNA, Inc.	5,550	112,832
		383,689
Broadline Retail - 1.3%
Amazon.com, Inc. (a)	63,503	13,943,354
Dillard's, Inc., Class A	40	24,579
eBay, Inc.	3,028	275,397
Etsy, Inc. (a)	591	39,237
Groupon, Inc. (a)	935	21,832
Kohl's Corp.	3,763	57,837
Macy's, Inc.	2,300	41,239
Ollie's Bargain Outlet Holdings, Inc. (a)	400	51,360
Savers Value Village, Inc. (a)	1,324	17,543
		14,472,378
Building Products - 0.3%
A.O. Smith Corp.	906	66,509
AAON, Inc.	500	46,720
Advanced Drainage Systems, Inc.	400	55,480
Allegion PLC	556	98,607
American Woodmark Corp. (a)	517	34,515
Apogee Enterprises, Inc.	727	31,675
Armstrong World Industries, Inc.	300	58,803
AZZ, Inc.	1,025	111,858
Builders FirstSource, Inc. (a)	700	84,875
Carlisle Cos., Inc.	315	103,622
Carrier Global Corp.	5,252	313,544
CSW Industrials, Inc.	562	136,426
Fortune Brands Innovations, Inc.	735	39,242
	Number of Shares	Fair Value
Gibraltar Industries, Inc. (a)	1,041	$65,375
Griffon Corp.	1,324	100,823
Hayward Holdings, Inc. (a)	1,700	25,704
Insteel Industries, Inc.	636	24,384
Janus International Group, Inc. (a)	4,815	47,524
JELD-WEN Holding, Inc. (a)	2,912	14,298
Johnson Controls International PLC	4,465	490,927
Lennox International, Inc.	198	104,813
Masco Corp.	1,500	105,585
Masterbrand, Inc. (a)	4,383	57,724
Owens Corning	567	80,208
Quanex Building Products Corp.	1,631	23,193
Resideo Technologies, Inc. (a)	4,761	205,580
Simpson Manufacturing Co., Inc.	300	50,238
Tecnoglass, Inc.	840	56,204
Trane Technologies PLC	1,406	593,276
Trex Co., Inc. (a)	596	30,795
UFP Industries, Inc.	2,093	195,675
Zurn Elkay Water Solutions Corp.	5,213	245,167
		3,699,369
Cable & Satellite - 0.1%
Altice USA, Inc., Class A (a)	8,697	20,960
Cable One, Inc.	176	31,161
Charter Communications, Inc., Class A (a)	573	157,635
Comcast Corp., Class A	24,343	764,857
EchoStar Corp., Class A (a)	4,680	357,365
Liberty Broadband Corp., Class A (a)	180	11,400
Liberty Broadband Corp., Class C (a)	700	44,478
Sirius XM Holdings, Inc.	913	21,250
WideOpenWest, Inc. (a)	1,640	8,462
		1,417,568
Cargo Ground Transportation - 0.1%
ArcBest Corp.	803	56,106
Covenant Logistics Group, Inc.	631	13,667
Heartland Express, Inc.	1,534	12,855
JB Hunt Transport Services, Inc.	454	60,913
Knight-Swift Transportation Holdings, Inc.	822	32,477
Landstar System, Inc.	244	29,905
Marten Transport Ltd.	1,948	20,766
Old Dominion Freight Line, Inc.	1,258	177,101
PAMT Corp. (a)	196	2,234
Proficient Auto Logistics, Inc. (a)	993	6,842
RXO, Inc. (a)	5,691	87,528
Ryder System, Inc.	294	55,460
Saia, Inc. (a)	176	52,687
Schneider National, Inc., Class B	700	14,812
U-Haul Holding Co.	647	32,932
Universal Logistics Holdings, Inc.	247	5,790
Werner Enterprises, Inc.	2,000	52,640
XPO, Inc. (a)	700	90,489
		805,204

See Notes to Schedule of Investments.
38	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Casinos & Gaming - 0.1%
Accel Entertainment, Inc. (a)	1,797	$19,893
Bally's Corp. (a)	263	2,919
Boyd Gaming Corp.	400	34,580
Brightstar Lottery PLC	3,896	67,206
Caesars Entertainment, Inc. (a)	1,059	28,620
Churchill Downs, Inc.	390	37,834
DraftKings, Inc., Class A (a)	3,000	112,200
Golden Entertainment, Inc.	740	17,449
Inspired Entertainment, Inc. (a)	1,017	9,539
Las Vegas Sands Corp.	2,259	121,512
Light & Wonder, Inc. (a)	580	48,685
MGM Resorts International (a)	1,200	41,592
Monarch Casino & Resort, Inc.	440	46,570
Penn Entertainment, Inc. (a)	700	13,482
Red Rock Resorts, Inc., Class A	1,685	102,886
Rush Street Interactive, Inc. (a)	3,061	62,689
Wynn Resorts Ltd.	570	73,114
		840,770
Coal & Consumable Fuels - 0.1%
Centrus Energy Corp., Class A (a)	543	168,368
Core Natural Resources, Inc.	1,799	150,181
Energy Fuels, Inc. (a)	7,414	113,805
Lightbridge Corp. (a)	619	13,129
NACCO Industries, Inc., Class A	108	4,553
Peabody Energy Corp.	4,208	111,596
Uranium Energy Corp. (a)	14,738	196,605
XCF Global, Inc., Class A (a)	1,217	1,594
		759,831
Commercial & Residential Mortgage Finance - 0.1%
Better Home & Finance Holding Co. (a)	178	9,993
Enact Holdings, Inc.	999	38,302
Essent Group Ltd.	3,365	213,879
Federal Agricultural Mortgage Corp., Class C	325	54,594
Finance of America Cos., Inc., Class A (a)	150	3,365
loanDepot, Inc., Class A (a)	2,727	8,372
Merchants Bancorp	888	28,238
MGIC Investment Corp.	1,200	34,044
Mr. Cooper Group, Inc.	400	84,316
NMI Holdings, Inc. (a)	2,740	105,052
Onity Group, Inc. (a)	242	9,670
PennyMac Financial Services, Inc.	1,009	124,995
Radian Group, Inc.	4,679	169,473
Rocket Cos., Inc., Class A	1,800	34,884
Security National Financial Corp., Class A (a)	493	4,274
Velocity Financial, Inc. (a)	328	5,950
Walker & Dunlop, Inc.	1,136	94,992
Waterstone Financial, Inc.	479	7,472
		1,031,865
Commercial Printing - 0.0%*
Deluxe Corp.	1,551	30,027
Ennis, Inc.	810	14,807
Quad/Graphics, Inc.	845	5,290
		50,124
	Number of Shares	Fair Value
Commodity Chemicals - 0.1%
AdvanSix, Inc.	868	$16,822
Cabot Corp.	1,872	142,366
Core Molding Technologies, Inc. (a)	369	7,583
Dow, Inc.	5,036	115,475
Hawkins, Inc.	674	123,153
Koppers Holdings, Inc.	639	17,892
Kronos Worldwide, Inc.	948	5,442
LyondellBasell Industries NV, Class A	1,634	80,131
Mativ Holdings, Inc.	1,871	21,161
Olin Corp.	490	12,245
PureCycle Technologies, Inc. (a)	4,517	59,399
Trinseo PLC	1,131	2,658
Tronox Holdings PLC	3,959	15,915
Westlake Corp.	200	15,412
		635,654
Communications Equipment - 0.4%
ADTRAN Holdings, Inc. (a)	2,496	23,412
Applied Optoelectronics, Inc. (a)	1,861	48,256
Arista Networks, Inc. (a)	6,816	993,159
Aviat Networks, Inc. (a)	471	10,800
BK Technologies Corp. (a)	86	7,265
Calix, Inc. (a)	2,035	124,888
Ciena Corp. (a)	879	128,044
Cisco Systems, Inc.	26,466	1,810,804
Clearfield, Inc. (a)	397	13,649
CommScope Holding Co., Inc. (a)	7,361	113,948
Digi International, Inc. (a)	1,260	45,940
Extreme Networks, Inc. (a)	4,551	93,978
F5, Inc. (a)	400	129,276
Harmonic, Inc. (a)	3,871	39,407
Inseego Corp. (a)	418	6,257
Lumentum Holdings, Inc. (a)	400	65,084
Motorola Solutions, Inc.	1,049	479,697
NETGEAR, Inc. (a)	931	30,155
NetScout Systems, Inc. (a)	2,432	62,819
Ribbon Communications, Inc. (a)	3,665	13,927
Ubiquiti, Inc.	39	25,763
Viasat, Inc. (a)	3,973	116,409
Viavi Solutions, Inc. (a)	7,626	96,774
		4,479,711
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	1,218	92,105
GameStop Corp., Class A (a)	3,100	84,568
		176,673
Construction & Engineering - 0.3%
AECOM	800	104,376
Ameresco, Inc., Class A (a)	1,115	37,442
API Group Corp. (a)	2,700	92,799
Arcosa, Inc.	1,681	157,527
Argan, Inc.	457	123,413
Bowman Consulting Group Ltd. (a)	484	20,502
Centuri Holdings, Inc. (a)	2,425	51,337
Comfort Systems USA, Inc.	231	190,617
Concrete Pumping Holdings, Inc.	960	6,768

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	39

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Construction Partners, Inc., Class A (a)	1,626	$206,502
Dycom Industries, Inc. (a)	972	283,591
EMCOR Group, Inc.	284	184,469
Everus Construction Group, Inc. (a)	475	40,731
Ferrovial SE	2,883	165,243
Fluor Corp. (a)	5,661	238,158
Granite Construction, Inc.	1,515	166,120
Great Lakes Dredge & Dock Corp. (a)	2,272	27,241
IES Holdings, Inc. (a)	312	124,067
Limbach Holdings, Inc. (a)	367	35,643
MasTec, Inc. (a)	400	85,124
Matrix Service Co. (a)	1,041	13,616
MYR Group, Inc. (a)	531	110,464
NWPX Infrastructure, Inc. (a)	333	17,626
Orion Group Holdings, Inc. (a)	1,479	12,305
Primoris Services Corp.	1,876	257,631
Quanta Services, Inc.	928	384,582
Southland Holdings, Inc. (a)	505	2,167
Sterling Infrastructure, Inc. (a)	1,030	349,870
Tutor Perini Corp. (a)	1,534	100,615
Valmont Industries, Inc.	139	53,895
WillScot Holdings Corp.	1,340	28,287
		3,672,728
Construction Machinery & Heavy Transportation Equipment - 0.3%
Allison Transmission Holdings, Inc.	480	40,742
Astec Industries, Inc.	807	38,841
Atmus Filtration Technologies, Inc.	2,881	129,904
Blue Bird Corp. (a)	1,093	62,902
Caterpillar, Inc.	3,035	1,448,150
Cummins, Inc.	947	399,984
Douglas Dynamics, Inc.	772	24,133
Federal Signal Corp.	2,084	247,975
Greenbrier Cos., Inc.	1,066	49,217
Manitowoc Co., Inc. (a)	1,333	13,343
Microvast Holdings, Inc. (a)	6,584	25,348
Miller Industries, Inc.	423	17,098
Oshkosh Corp.	400	51,880
PACCAR, Inc.	3,385	332,813
REV Group, Inc.	1,674	94,866
Terex Corp.	2,225	114,143
Trinity Industries, Inc.	2,816	78,961
Wabash National Corp.	1,503	14,835
Westinghouse Air Brake Technologies Corp.	1,131	226,732
		3,411,867
Construction Materials - 0.2%
Amrize Ltd. (a)	2,804	135,292
CRH PLC	4,470	535,953
Eagle Materials, Inc.	200	46,608
Holcim AG	2,813	238,079
James Hardie Industries PLC CDI (a)	3,283	61,097
James Hardie Industries PLC (a)	723	13,889
Knife River Corp. (a)	1,979	152,126
Martin Marietta Materials, Inc.	407	256,524
Smith-Midland Corp. (a)	110	4,059
U.S. Lime & Minerals, Inc.	384	50,515
	Number of Shares	Fair Value
Vulcan Materials Co.	931	$286,394
		1,780,536
Consumer Electronics - 0.0%*
Garmin Ltd.	1,074	264,440
Sonos, Inc. (a)	4,059	64,132
		328,572
Consumer Finance - 0.3%
Ally Financial, Inc.	1,587	62,210
American Express Co.	3,637	1,208,066
Atlanticus Holdings Corp. (a)	172	10,076
Bread Financial Holdings, Inc.	1,610	89,790
Capital One Financial Corp.	4,179	888,372
Consumer Portfolio Services, Inc. (a)	167	1,261
Credit Acceptance Corp. (a)	39	18,210
Dave, Inc. (a)	323	64,390
Encore Capital Group, Inc. (a)	795	33,183
Enova International, Inc. (a)	843	97,021
FirstCash Holdings, Inc.	1,373	217,511
Green Dot Corp., Class A (a)	1,871	25,127
Jefferson Capital, Inc.	401	6,921
LendingClub Corp. (a)	3,907	59,347
LendingTree, Inc. (a)	389	25,180
Medallion Financial Corp.	468	4,727
Navient Corp.	2,423	31,862
Nelnet, Inc., Class A	445	55,794
NerdWallet, Inc., Class A (a)	1,427	15,354
OneMain Holdings, Inc.	900	50,814
Oportun Financial Corp. (a)	1,004	6,195
OppFi, Inc.	951	10,775
PRA Group, Inc. (a)	1,340	20,690
PROG Holdings, Inc.	1,357	43,912
Regional Management Corp.	311	12,117
SLM Corp.	1,300	35,984
SoFi Technologies, Inc. (a)	7,800	206,076
Synchrony Financial	2,642	187,714
Upstart Holdings, Inc. (a)	2,917	148,184
World Acceptance Corp. (a)	90	15,223
		3,652,086
Consumer Staples Merchandise Retail - 0.6%
BJ's Wholesale Club Holdings, Inc. (a)	900	83,925
Costco Wholesale Corp.	2,954	2,734,311
Dollar General Corp.	1,537	158,849
Dollar Tree, Inc. (a)	1,326	125,135
PriceSmart, Inc.	885	107,253
Target Corp.	3,054	273,944
Walmart, Inc.	28,805	2,968,643
		6,452,060
Copper - 0.0%*
Freeport-McMoRan, Inc.	9,538	374,080
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	2,251	389,153
Equinix, Inc.	651	509,889
		899,042
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	747	177,913
Concentrix Corp.	152	7,015
Conduent, Inc. (a)	4,847	13,572

See Notes to Schedule of Investments.
40	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
CSG Systems International, Inc.	967	$62,255
ExlService Holdings, Inc. (a)	1,000	44,030
Genpact Ltd.	1,170	49,011
IBEX Holdings Ltd. (a)	394	15,965
Maximus, Inc.	1,960	179,085
SS&C Technologies Holdings, Inc.	1,400	124,264
TTEC Holdings, Inc. (a)	439	1,475
Verra Mobility Corp. (a)	5,511	136,122
		810,707
Distillers & Vintners - 0.0%*
Brown-Forman Corp., Class A	600	16,146
Brown-Forman Corp., Class B	735	19,904
Constellation Brands, Inc., Class A	998	134,400
MGP Ingredients, Inc.	542	13,111
		183,561
Distributors - 0.0%*
A-Mark Precious Metals, Inc.	622	16,091
Genuine Parts Co.	990	137,214
LKQ Corp.	1,446	44,161
Pool Corp.	243	75,347
Weyco Group, Inc.	259	7,793
		280,606
Diversified Banks - 1.2%
Bank of America Corp.	44,631	2,302,513
Citigroup, Inc.	11,940	1,211,910
Comerica, Inc.	964	66,053
Fifth Third Bancorp	4,593	204,618
First Citizens BancShares, Inc., Class A	63	112,717
JPMorgan Chase & Co.	18,353	5,789,087
KeyCorp	6,451	120,569
PNC Financial Services Group, Inc.	2,605	523,423
U.S. Bancorp	10,240	494,899
Wells Fargo & Co.	21,391	1,792,994
		12,618,783
Diversified Capital Markets - 0.0%*
Forge Global Holdings, Inc. (a)	372	6,287
Diversified Chemicals - 0.0%*
Chemours Co.	5,186	82,146
Huntsman Corp.	1,211	10,875
LSB Industries, Inc. (a)	1,857	14,633
		107,654
Diversified Financial Services - 0.1%
Alerus Financial Corp.	741	16,406
Apollo Global Management, Inc.	2,734	364,360
Corebridge Financial, Inc.	1,901	60,927
Equitable Holdings, Inc.	2,200	111,716
Jackson Financial, Inc., Class A	2,486	251,658
NewtekOne, Inc.	855	9,790
Voya Financial, Inc.	800	59,840
		874,697
Diversified Metals & Mining - 0.0%*
American Battery Technology Co. (a)	2,721	13,224
	Number of Shares	Fair Value
Compass Minerals International, Inc. (a)	1,152	$22,118
Contango ORE, Inc. (a)	311	7,753
Ferroglobe PLC (a)(c)(d)**	1,316	—
Ferroglobe PLC (d)	3,932	17,891
Idaho Strategic Resources, Inc. (a)	391	13,212
Ivanhoe Electric, Inc. (a)	2,928	36,747
Materion Corp.	712	86,017
MP Materials Corp. (a)	800	53,656
NioCorp Developments Ltd. (a)	2,399	16,025
U.S. Antimony Corp. (a)	3,080	19,096
U.S. Gold Corp. (a)	352	5,801
		291,540
Diversified Real Estate Activities - 0.0%*
RMR Group, Inc., Class A	632	9,941
St. Joe Co.	1,307	64,670
Tejon Ranch Co. (a)	817	13,056
		87,667
Diversified REITs - 0.1%
Alexander & Baldwin, Inc.	2,531	46,039
Alpine Income Property Trust, Inc.	462	6,547
American Assets Trust, Inc.	1,791	36,393
Armada Hoffler Properties, Inc.	2,652	18,590
Broadstone Net Lease, Inc.	6,547	116,995
CTO Realty Growth, Inc.	1,004	16,365
Essential Properties Realty Trust, Inc.	6,887	204,957
Gladstone Commercial Corp.	1,519	18,714
Global Net Lease, Inc.	6,867	55,829
Modiv Industrial, Inc.	301	4,407
NexPoint Diversified Real Estate Trust	1,030	3,801
One Liberty Properties, Inc.	633	14,002
WP Carey, Inc.	1,511	102,098
		644,737
Diversified Support Services - 0.1%
ACV Auctions, Inc., Class A (a)	5,858	58,053
Cintas Corp.	2,242	460,193
Copart, Inc. (a)	5,866	263,794
Driven Brands Holdings, Inc. (a)	2,059	33,170
Healthcare Services Group, Inc. (a)	2,516	42,344
Liquidity Services, Inc. (a)	787	21,587
OPENLANE, Inc. (a)	3,670	105,623
UniFirst Corp.	520	86,939
Vestis Corp.	4,347	19,692
		1,091,395
Drug Retail - 0.0%*
Guardian Pharmacy Services, Inc., Class A (a)	674	17,679
Education Services - 0.1%
Adtalem Global Education, Inc. (a)	1,225	189,201
American Public Education, Inc. (a)	577	22,774
Bright Horizons Family Solutions, Inc. (a)	491	53,308
Coursera, Inc. (a)	4,772	55,880
Duolingo, Inc. (a)	232	74,667

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	41

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Graham Holdings Co., Class B	111	$130,681
Grand Canyon Education, Inc. (a)	200	43,904
KinderCare Learning Cos., Inc. (a)	1,246	8,274
Laureate Education, Inc. (a)	4,441	140,069
Lincoln Educational Services Corp. (a)	982	23,077
McGraw Hill, Inc. (a)	809	10,153
Nerdy, Inc. (a)	2,003	2,524
Perdoceo Education Corp.	2,113	79,576
Strategic Education, Inc.	806	69,324
Stride, Inc. (a)	1,482	220,729
Udemy, Inc. (a)	3,297	23,112
Universal Technical Institute, Inc. (a)	1,549	50,420
		1,197,673
Electric Utilities - 0.7%
ALLETE, Inc.	2,019	134,062
Alliant Energy Corp.	1,656	111,631
American Electric Power Co., Inc.	3,658	411,525
Constellation Energy Corp.	2,097	690,060
Duke Energy Corp.	5,058	625,928
Edison International	2,711	149,864
Entergy Corp.	2,848	265,405
Evergy, Inc.	1,387	105,440
Eversource Energy	2,484	176,712
Exelon Corp.	7,038	316,780
FirstEnergy Corp.	3,698	169,442
Genie Energy Ltd., Class B	813	12,154
Hawaiian Electric Industries, Inc. (a)	5,991	66,141
IDACORP, Inc.	300	39,645
MGE Energy, Inc.	1,294	108,929
NextEra Energy, Inc.	13,577	1,024,928
NRG Energy, Inc.	1,261	204,219
OGE Energy Corp.	1,150	53,211
Oklo, Inc. (a)	3,751	418,724
Otter Tail Corp.	1,330	109,020
PG&E Corp.	15,280	230,422
Pinnacle West Capital Corp.	784	70,293
Portland General Electric Co.	3,817	167,948
PPL Corp.	4,760	176,882
Southern Co.	7,357	697,223
TXNM Energy, Inc.	3,364	190,234
Xcel Energy, Inc.	3,853	310,744
		7,037,566
Electrical Components & Equipment - 0.5%
Acuity, Inc.	200	68,878
Allient, Inc.	489	21,883
American Superconductor Corp. (a)	1,507	89,501
AMETEK, Inc.	1,507	283,316
Amprius Technologies, Inc. (a)	3,242	34,106
Array Technologies, Inc. (a)	5,262	42,885
Atkore, Inc.	1,161	72,841
Complete Solaria, Inc. (a)	2,039	3,589
Eaton Corp. PLC	2,598	972,302
Emerson Electric Co.	3,699	485,235
EnerSys	1,327	149,898
Enovix Corp. (a)	5,732	57,148
Eos Energy Enterprises, Inc. (a)	8,785	100,061
Fluence Energy, Inc. (a)	2,619	28,285
	Number of Shares	Fair Value
Generac Holdings, Inc. (a)	398	$66,625
Hubbell, Inc.	359	154,481
Hyliion Holdings Corp. (a)	5,153	10,151
KULR Technology Group, Inc. (a)	1,021	4,247
LSI Industries, Inc.	972	22,949
NEXTracker, Inc., Class A (a)	5,035	372,540
nVent Electric PLC	1,000	98,640
Plug Power, Inc. (a)	37,671	87,773
Powell Industries, Inc.	329	100,283
Preformed Line Products Co.	81	15,888
Regal Rexnord Corp.	467	66,986
Rockwell Automation, Inc.	722	252,361
Schneider Electric SE	3,034	847,032
Sensata Technologies Holding PLC	1,000	30,550
Shoals Technologies Group, Inc., Class A (a)	5,795	42,941
SKYX Platforms Corp. (a)	3,080	3,450
Sunrun, Inc. (a)	7,236	125,110
Thermon Group Holdings, Inc. (a)	1,141	30,488
Vertiv Holdings Co., Class A	2,493	376,094
Vicor Corp. (a)	807	40,124
		5,158,641
Electronic Components - 0.2%
Amphenol Corp., Class A	8,048	995,940
Bel Fuse, Inc., Class A	67	7,796
Bel Fuse, Inc., Class B	369	52,036
Belden, Inc.	1,372	165,010
Coherent Corp. (a)	953	102,657
Corning, Inc.	5,087	417,287
Knowles Corp. (a)	2,948	68,718
Littelfuse, Inc.	190	49,212
M-Tron Industries, Inc. (a)	84	4,660
Rogers Corp. (a)	645	51,897
Vishay Intertechnology, Inc.	4,221	64,581
		1,979,794
Electronic Equipment & Instruments - 0.2%
908 Devices, Inc. (a)	1,142	10,004
Advanced Energy Industries, Inc.	1,306	222,203
Aeva Technologies, Inc. (a)	1,144	16,588
Arlo Technologies, Inc. (a)	3,460	58,647
Badger Meter, Inc.	1,028	183,580
Cognex Corp.	1,400	63,420
Crane NXT Co.	300	20,121
Daktronics, Inc. (a)	1,397	29,225
Evolv Technologies Holdings, Inc. (a)	4,053	30,600
Frequency Electronics, Inc. (a)	208	7,053
Itron, Inc. (a)	1,574	196,058
Keysight Technologies, Inc. (a)	1,163	203,432
MicroVision, Inc. (a)	9,687	12,012
Mirion Technologies, Inc. (a)	8,130	189,104
Napco Security Technologies, Inc.	1,216	52,227
nLight, Inc. (a)	1,704	50,490
Novanta, Inc. (a)	1,246	124,787
OSI Systems, Inc. (a)	553	137,830
Ouster, Inc. (a)	1,753	47,419
PAR Technology Corp. (a)	1,400	55,412
Powerfleet, Inc. NJ (a)	4,189	21,950
Ralliant Corp.	676	29,562
Red Cat Holdings, Inc. (a)	2,606	26,972

See Notes to Schedule of Investments.
42	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Teledyne Technologies, Inc. (a)	308	$180,500
Trimble, Inc. (a)	1,532	125,088
Vishay Precision Group, Inc. (a)	385	12,339
Vontier Corp.	799	33,534
Vuzix Corp. (a)	1,979	6,194
Zebra Technologies Corp., Class A (a)	359	106,680
		2,253,031
Electronic Manufacturing Services - 0.1%
Benchmark Electronics, Inc.	1,240	47,802
CTS Corp.	1,023	40,859
Flex Ltd. (a)	2,400	139,128
Jabil, Inc.	714	155,059
Kimball Electronics, Inc. (a)	841	25,112
Methode Electronics, Inc.	1,018	7,686
Neonode, Inc. (a)	420	1,466
Plexus Corp. (a)	927	134,128
Sanmina Corp. (a)	1,811	208,464
TTM Technologies, Inc. (a)	3,486	200,793
		960,497
Environmental & Facilities Services - 0.2%
ABM Industries, Inc.	2,135	98,466
BrightView Holdings, Inc. (a)	2,479	33,219
Casella Waste Systems, Inc., Class A (a)	2,179	206,744
CECO Environmental Corp. (a)	1,034	52,941
Clean Harbors, Inc. (a)	300	69,666
Enviri Corp. (a)	2,602	33,019
GFL Environmental, Inc.	1,345	63,760
Mobile Infrastructure Corp. (a)	792	2,788
Montrose Environmental Group, Inc. (a)	1,140	31,304
Perma-Fix Environmental Services, Inc. (a)	516	5,212
Republic Services, Inc.	1,380	316,682
Rollins, Inc.	1,878	110,314
Tetra Tech, Inc.	1,750	58,415
Veralto Corp.	1,650	175,906
Waste Management, Inc.	2,389	527,563
		1,785,999
Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp. (a)	730	4,190
CF Industries Holdings, Inc.	1,182	106,025
Corteva, Inc.	4,482	303,118
FMC Corp.	634	21,321
Intrepid Potash, Inc. (a)	393	12,018
Mosaic Co.	2,347	81,394
Scotts Miracle-Gro Co.	262	14,921
		542,987
Financial Exchanges & Data - 0.4%
Bakkt Holdings, Inc. (a)	382	12,854
Cboe Global Markets, Inc.	652	159,903
CME Group, Inc.	2,402	648,996
Coinbase Global, Inc., Class A (a)	1,400	472,486
Donnelley Financial Solutions, Inc. (a)	924	47,521
FactSet Research Systems, Inc.	236	67,612
Intercontinental Exchange, Inc.	3,743	630,621
MarketAxess Holdings, Inc.	222	38,683
MarketWise, Inc.	49	810
	Number of Shares	Fair Value
Moody's Corp.	1,015	$483,627
Morningstar, Inc.	190	44,082
MSCI, Inc.	498	282,570
Nasdaq, Inc.	2,718	240,407
Open Lending Corp. (a)	3,050	6,436
S&P Global, Inc.	2,052	998,729
Tradeweb Markets, Inc., Class A	763	84,678
Value Line, Inc.	20	782
		4,220,797
Food Distributors - 0.1%
Andersons, Inc.	1,134	45,145
Chefs' Warehouse, Inc. (a)	1,255	73,204
HF Foods Group, Inc. (a)	1,048	2,893
Performance Food Group Co. (a)	1,100	114,444
Sysco Corp.	3,198	263,323
U.S. Foods Holding Corp. (a)	1,500	114,930
United Natural Foods, Inc. (a)	2,068	77,798
		691,737
Food Retail - 0.1%
Albertsons Cos., Inc., Class A	2,300	40,273
Casey's General Stores, Inc.	259	146,418
Grocery Outlet Holding Corp. (a)	3,269	52,467
Ingles Markets, Inc., Class A	503	34,988
Kroger Co.	4,109	276,988
Maplebear, Inc. (a)	1,200	44,112
Natural Grocers by Vitamin Cottage, Inc.	440	17,600
Sprouts Farmers Market, Inc. (a)	600	65,280
Village Super Market, Inc., Class A	316	11,806
Weis Markets, Inc.	571	41,038
		730,970
Footwear - 0.1%
Crocs, Inc. (a)	300	25,065
Deckers Outdoor Corp. (a)	1,030	104,411
NIKE, Inc., Class B	7,831	546,055
Rocky Brands, Inc.	215	6,405
Steven Madden Ltd.	2,385	79,850
Wolverine World Wide, Inc.	2,775	76,146
		837,932
Forest Products - 0.0%*
Louisiana-Pacific Corp.	500	44,420
Gas Utilities - 0.1%
Atmos Energy Corp.	1,034	176,555
Chesapeake Utilities Corp.	788	106,136
MDU Resources Group, Inc.	2,000	35,620
National Fuel Gas Co.	580	53,575
New Jersey Resources Corp.	3,498	168,429
Northwest Natural Holding Co.	1,408	63,261
ONE Gas, Inc.	2,067	167,303
RGC Resources, Inc.	350	7,854
Southwest Gas Holdings, Inc.	2,242	175,638
Spire, Inc.	2,028	165,323
UGI Corp.	1,300	43,238
		1,162,932
Gold - 0.1%
Coeur Mining, Inc. (a)	22,098	414,558

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	43

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Dakota Gold Corp. (a)	2,784	$12,667
Newmont Corp.	7,357	620,269
Perpetua Resources Corp. (a)	2,593	52,456
Royal Gold, Inc.	463	92,869
		1,192,819
Health Care REITs - 0.2%
Alexandria Real Estate Equities, Inc.	1,092	91,007
American Healthcare REIT, Inc.	5,521	231,937
CareTrust REIT, Inc.	7,365	255,418
Community Healthcare Trust, Inc.	1,052	16,096
Diversified Healthcare Trust	7,507	33,106
Global Medical REIT, Inc.	419	14,125
Healthcare Realty Trust, Inc.	2,600	46,878
Healthpeak Properties, Inc.	4,936	94,524
LTC Properties, Inc.	1,583	58,349
Medical Properties Trust, Inc.	3,500	17,745
National Health Investors, Inc.	1,595	126,803
Omega Healthcare Investors, Inc.	1,936	81,738
Sabra Health Care REIT, Inc.	8,205	152,941
Sila Realty Trust, Inc.	1,929	48,418
Strawberry Fields REIT, Inc.	242	2,977
Universal Health Realty Income Trust	426	16,686
Ventas, Inc.	3,003	210,180
Welltower, Inc.	4,394	782,747
		2,281,675
Healthcare Distributors - 0.1%
AdaptHealth Corp. (a)	3,169	28,362
Cardinal Health, Inc.	1,635	256,630
Cencora, Inc.	1,198	374,411
Henry Schein, Inc. (a)	752	49,910
McKesson Corp.	827	638,891
Owens & Minor, Inc. (a)	2,850	13,680
		1,361,884
Healthcare Equipment - 0.9%
Abbott Laboratories	11,310	1,514,861
Accuray, Inc. (a)	2,707	4,521
Alphatec Holdings, Inc. (a)	4,001	58,175
AngioDynamics, Inc. (a)	1,264	14,119
Anteris Technologies Global Corp. (a)	526	2,367
Artivion, Inc. (a)	1,357	57,455
AtriCure, Inc. (a)	1,669	58,832
Axogen, Inc. (a)	1,523	27,170
Baxter International, Inc.	3,217	73,251
Becton Dickinson & Co.	1,935	362,174
Beta Bionics, Inc. (a)	1,322	26,268
Boston Scientific Corp. (a)	9,669	943,985
Butterfly Network, Inc. (a)	7,012	13,533
Carlsmed, Inc. (a)	234	3,133
Ceribell, Inc. (a)	970	11,145
ClearPoint Neuro, Inc. (a)	860	18,739
CONMED Corp.	1,084	50,981
CVRx, Inc. (a)	725	5,851
Delcath Systems, Inc. (a)	998	10,729
Dexcom, Inc. (a)	2,480	166,879
Edwards Lifesciences Corp. (a)	3,751	291,715
Electromed, Inc. (a)	217	5,327
Enovis Corp. (a)	1,990	60,377
	Number of Shares	Fair Value
Envista Holdings Corp. (a)	1,100	$22,407
GE HealthCare Technologies, Inc.	3,129	234,988
Glaukos Corp. (a)	1,935	157,799
Globus Medical, Inc., Class A (a)	680	38,944
Hologic, Inc. (a)	1,500	101,235
IDEXX Laboratories, Inc. (a)	532	339,890
Inogen, Inc. (a)	743	6,070
Inspire Medical Systems, Inc. (a)	165	12,243
Insulet Corp. (a)	468	144,486
Integer Holdings Corp. (a)	1,189	122,859
Integra LifeSciences Holdings Corp. (a)	2,305	33,031
Intuitive Surgical, Inc. (a)	2,347	1,049,649
iRadimed Corp.	281	19,996
iRhythm Technologies, Inc. (a)	1,105	190,049
Kestra Medical Technologies Ltd. (a)	394	9,361
KORU Medical Systems, Inc. (a)	1,346	5,155
LeMaitre Vascular, Inc.	716	62,657
LENSAR, Inc. (a)	308	3,804
LivaNova PLC (a)	1,881	98,527
Lucid Diagnostics, Inc. (a)	2,755	2,783
Masimo Corp. (a)	276	40,724
Medtronic PLC	8,551	814,397
Myomo, Inc. (a)	1,721	1,535
Neuronetics, Inc. (a)	1,175	3,208
NeuroPace, Inc. (a)	714	7,361
Novocure Ltd. (a)	3,513	45,388
Omnicell, Inc. (a)	1,655	50,395
Orthofix Medical, Inc. (a)	1,335	19,544
Outset Medical, Inc. (a)	567	8,006
Penumbra, Inc. (a)	300	75,996
PROCEPT BioRobotics Corp. (a)	1,833	65,420
Pro-Dex, Inc. (a)	73	2,471
Pulmonx Corp. (a)	654	1,060
Pulse Biosciences, Inc. (a)	703	12,443
QuidelOrtho Corp. (a)	2,362	69,561
ResMed, Inc.	949	259,770
SANUWAVE Health, Inc. (a)	283	10,607
Semler Scientific, Inc. (a)	327	9,810
Shoulder Innovations, Inc. (a)	164	2,058
SI-BONE, Inc. (a)	1,262	18,577
Sight Sciences, Inc. (a)	1,731	5,955
Stereotaxis, Inc. (a)	1,739	5,408
STERIS PLC	660	163,310
Stryker Corp.	2,293	847,653
Surmodics, Inc. (a)	478	14,287
Tactile Systems Technology, Inc. (a)	856	11,847
Tandem Diabetes Care, Inc. (a)	2,250	27,315
Teleflex, Inc.	310	37,932
TransMedics Group, Inc. (a)	1,147	128,693
Treace Medical Concepts, Inc. (a)	1,530	10,266
Varex Imaging Corp. (a)	1,395	17,298
Zimmer Biomet Holdings, Inc.	1,296	127,656
Zimvie, Inc. (a)	1,001	18,959
		9,372,430
Healthcare Facilities - 0.1%
Acadia Healthcare Co., Inc. (a)	400	9,904

See Notes to Schedule of Investments.
44	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Ardent Health, Inc. (a)	911	$12,071
Brookdale Senior Living, Inc. (a)	7,989	67,667
Community Health Systems, Inc. (a)	4,989	16,015
Concentra Group Holdings Parent, Inc.	4,024	84,222
Encompass Health Corp.	600	76,212
Ensign Group, Inc.	1,938	334,828
HCA Healthcare, Inc.	1,153	491,409
Joint Corp. (a)	645	6,153
National HealthCare Corp.	441	53,586
Oncology Institute, Inc. (a)	1,910	6,666
PACS Group, Inc. (a)	1,520	20,870
Select Medical Holdings Corp.	3,881	49,832
Sonida Senior Living, Inc. (a)	242	6,708
Surgery Partners, Inc. (a)	2,693	58,276
Tenet Healthcare Corp. (a)	600	121,824
U.S. Physical Therapy, Inc.	534	45,363
Universal Health Services, Inc., Class B	420	85,865
		1,547,471
Healthcare Services - 0.3%
Addus HomeCare Corp. (a)	624	73,626
agilon health, Inc. (a)	11,628	11,977
AirSculpt Technologies, Inc. (a)	496	3,978
AMN Healthcare Services, Inc. (a)	1,308	25,323
Astrana Health, Inc. (a)	1,444	40,937
Aveanna Healthcare Holdings, Inc. (a)	1,517	13,456
BrightSpring Health Services, Inc. (a)	3,238	95,715
Castle Biosciences, Inc. (a)	950	21,632
Chemed Corp.	98	43,879
Cigna Group	1,760	507,320
CorVel Corp. (a)	1,019	78,891
Cross Country Healthcare, Inc. (a)	1,037	14,725
CVS Health Corp.	8,239	621,138
DaVita, Inc. (a)	287	38,134
DocGo, Inc. (a)	3,969	5,398
Enhabit, Inc. (a)	1,603	12,840
Fulgent Genetics, Inc. (a)	714	16,136
GeneDx Holdings Corp. (a)	646	69,600
Guardant Health, Inc. (a)	4,141	258,730
Hims & Hers Health, Inc. (a)	6,576	372,991
Innovage Holding Corp. (a)	473	2,441
Labcorp Holdings, Inc.	587	168,504
LifeStance Health Group, Inc. (a)	4,621	25,415
National Research Corp.	445	5,687
NeoGenomics, Inc. (a)	4,413	34,068
Nutex Health, Inc. (a)	115	11,882
Omada Health, Inc. (a)	317	7,009
OPKO Health, Inc. (a)	11,910	18,461
Option Care Health, Inc. (a)	5,703	158,315
Pediatrix Medical Group, Inc. (a)	3,027	50,702
Pennant Group, Inc. (a)	1,159	29,230
Performant Healthcare, Inc. (a)	2,411	18,637
Premier, Inc., Class A	2,845	79,091
Privia Health Group, Inc. (a)	3,962	98,654
Quest Diagnostics, Inc.	729	138,933
RadNet, Inc. (a)	2,364	180,160
Talkspace, Inc. (a)	4,815	13,289
	Number of Shares	Fair Value
Viemed Healthcare, Inc. (a)	1,421	$9,649
		3,376,553
Healthcare Supplies - 0.1%
Alcon AG	2,755	205,192
Align Technology, Inc. (a)	449	56,224
Avanos Medical, Inc. (a)	1,482	17,132
Bioventus, Inc., Class A (a)	1,537	10,282
Cerus Corp. (a)	7,605	12,092
Cooper Cos., Inc. (a)	1,420	97,355
Dentsply Sirona, Inc.	1,667	21,154
Embecta Corp.	2,048	28,897
Haemonetics Corp. (a)	1,663	81,055
ICU Medical, Inc. (a)	847	101,606
Lantheus Holdings, Inc. (a)	2,370	121,557
Merit Medical Systems, Inc. (a)	2,025	168,541
Neogen Corp. (a)	7,559	43,162
OraSure Technologies, Inc. (a)	3,053	9,800
OrthoPediatrics Corp. (a)	658	12,193
RxSight, Inc. (a)	1,229	11,049
Sanara Medtech, Inc. (a)	119	3,776
Solventum Corp. (a)	1,048	76,504
STAAR Surgical Co. (a)	1,772	47,614
UFP Technologies, Inc. (a)	262	52,295
Utah Medical Products, Inc.	113	7,116
		1,184,596
Healthcare Technology - 0.1%
Certara, Inc. (a)	500	6,110
Claritev Corp. (a)	265	14,066
Definitive Healthcare Corp. (a)	1,406	5,708
Doximity, Inc., Class A (a)	900	65,835
Evolent Health, Inc., Class A (a)	4,047	34,238
Health Catalyst, Inc. (a)	2,469	7,037
HealthStream, Inc.	831	23,467
LifeMD, Inc. (a)	1,428	9,696
OptimizeRx Corp. (a)	570	11,685
Phreesia, Inc. (a)	1,966	46,240
Schrodinger, Inc. (a)	1,942	38,957
Simulations Plus, Inc. (a)	684	10,308
Teladoc Health, Inc. (a)	6,090	47,076
TruBridge, Inc. (a)	300	6,051
Veeva Systems, Inc., Class A (a)	969	288,675
Waystar Holding Corp. (a)	3,774	143,110
		758,259
Heavy Electrical Equipment - 0.2%
Bloom Energy Corp., Class A (a)	7,408	626,494
GE Vernova, Inc.	1,828	1,124,037
NANO Nuclear Energy, Inc. (a)	1,073	41,375
Net Power, Inc. (a)	1,607	4,837
NuScale Power Corp. (a)	4,373	157,428
Power Solutions International, Inc. (a)	221	21,707
		1,975,878
Home Building - 0.2%
Beazer Homes USA, Inc. (a)	988	24,255
Cavco Industries, Inc. (a)	263	152,732
Century Communities, Inc.	900	57,033
Champion Homes, Inc. (a)	1,978	151,060
DR Horton, Inc.	1,840	311,825

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	45

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Dream Finders Homes, Inc., Class A (a)	1,035	$26,827
Green Brick Partners, Inc. (a)	1,089	80,433
Hovnanian Enterprises, Inc., Class A (a)	170	21,843
Installed Building Products, Inc.	812	200,288
KB Home	2,290	145,736
Legacy Housing Corp. (a)	309	8,501
Lennar Corp., Class A	1,605	202,294
LGI Homes, Inc. (a)	738	38,162
M/I Homes, Inc. (a)	900	129,996
Meritage Homes Corp.	2,462	178,323
NVR, Inc. (a)	15	120,520
PulteGroup, Inc.	1,398	184,718
Taylor Morrison Home Corp. (a)	3,351	221,199
Toll Brothers, Inc.	715	98,770
TopBuild Corp. (a)	244	95,370
Tri Pointe Homes, Inc. (a)	2,978	101,163
		2,551,048
Home Furnishing Retail - 0.0%*
Arhaus, Inc. (a)	1,774	18,858
Bed Bath & Beyond, Inc. (a)	1,845	18,063
Haverty Furniture Cos., Inc.	445	9,759
RH (a)	70	14,221
Sleep Number Corp. (a)	666	4,675
Wayfair, Inc., Class A (a)	600	53,598
Williams-Sonoma, Inc.	800	156,360
		275,534
Home Furnishings - 0.0%*
Bassett Furniture Industries, Inc.	266	4,160
Ethan Allen Interiors, Inc.	789	23,244
Flexsteel Industries, Inc.	123	5,701
La-Z-Boy, Inc.	1,441	49,455
Leggett & Platt, Inc.	4,615	40,981
Lovesac Co. (a)	496	8,398
Mohawk Industries, Inc. (a)	300	38,676
Somnigroup International, Inc.	1,300	109,629
		280,244
Home Improvement Retail - 0.3%
Floor & Decor Holdings, Inc., Class A (a)	700	51,590
Home Depot, Inc.	6,532	2,646,701
Lowe's Cos., Inc.	3,703	930,601
Tile Shop Holdings, Inc. (a)	1,194	7,224
		3,636,116
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT, Inc.	7,722	92,741
Braemar Hotels & Resorts, Inc.	2,590	7,071
Chatham Lodging Trust	1,552	10,414
DiamondRock Hospitality Co.	7,264	57,821
Host Hotels & Resorts, Inc.	5,046	85,883
Park Hotels & Resorts, Inc.	1,200	13,296
Pebblebrook Hotel Trust	4,066	46,312
RLJ Lodging Trust	5,124	36,893
Ryman Hospitality Properties, Inc.	2,132	191,006
Service Properties Trust	5,044	13,669
Summit Hotel Properties, Inc.	3,650	20,039
Sunstone Hotel Investors, Inc.	6,712	62,891
	Number of Shares	Fair Value
Xenia Hotels & Resorts, Inc.	3,527	$48,390
		686,426
Hotels, Resorts & Cruise Lines - 0.3%
Airbnb, Inc., Class A (a)	2,790	338,762
Booking Holdings, Inc.	220	1,187,839
Carnival Corp. (a)	7,349	212,459
Choice Hotels International, Inc.	190	20,313
Expedia Group, Inc.	778	166,297
Global Business Travel Group I (a)	3,295	26,624
Hilton Grand Vacations, Inc. (a)	1,991	83,244
Hilton Worldwide Holdings, Inc.	1,526	395,905
Hyatt Hotels Corp., Class A	300	42,579
Lindblad Expeditions Holdings, Inc. (a)	1,265	16,192
Marriott International, Inc., Class A	1,493	388,837
Marriott Vacations Worldwide Corp.	961	63,964
Norwegian Cruise Line Holdings Ltd. (a)	2,720	66,994
Royal Caribbean Cruises Ltd.	1,690	546,850
Sabre Corp. (a)	12,512	22,897
Target Hospitality Corp. (a)	1,270	10,770
Travel & Leisure Co.	300	17,847
Viking Holdings Ltd. (a)	1,300	80,808
Wyndham Hotels & Resorts, Inc.	600	47,940
		3,737,121
Household Appliances - 0.0%*
Cricut, Inc., Class A	1,449	9,114
Hamilton Beach Brands Holding Co., Class A	226	3,248
Helen of Troy Ltd. (a)	863	21,747
SharkNinja, Inc. (a)	500	51,575
Traeger, Inc. (a)	767	936
Whirlpool Corp.	258	20,279
		106,899
Household Products - 0.3%
Central Garden & Pet Co. (a)	294	9,599
Central Garden & Pet Co., Class A (a)	1,743	51,471
Church & Dwight Co., Inc.	1,518	133,022
Clorox Co.	747	92,105
Colgate-Palmolive Co.	5,265	420,884
Energizer Holdings, Inc.	2,273	56,575
Kimberly-Clark Corp.	2,188	272,056
Oil-Dri Corp. of America	330	20,143
Procter & Gamble Co.	15,604	2,397,555
Spectrum Brands Holdings, Inc.	822	43,180
WD-40 Co.	469	92,674
		3,589,264
Housewares & Specialties - 0.0%*
Newell Brands, Inc.	1,870	9,799
Human Resource & Employment Services - 0.2%
Alight, Inc., Class A	14,997	48,890
Asure Software, Inc. (a)	1,027	8,421
Automatic Data Processing, Inc.	2,719	798,026
Barrett Business Services, Inc.	861	38,160

See Notes to Schedule of Investments.
46	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Dayforce, Inc. (a)	1,005	$69,234
First Advantage Corp. (a)	2,743	42,215
Heidrick & Struggles International, Inc.	706	35,138
HireQuest, Inc.	187	1,799
Insperity, Inc.	1,258	61,894
Kelly Services, Inc., Class A	1,046	13,724
Kforce, Inc.	673	20,177
Korn Ferry	1,784	124,844
ManpowerGroup, Inc.	279	10,574
Paychex, Inc.	2,118	268,478
Paycom Software, Inc.	325	67,645
Paylocity Holding Corp. (a)	290	46,188
Robert Half, Inc.	575	19,538
Skillsoft Corp. (a)	231	3,008
TriNet Group, Inc.	1,044	69,833
TrueBlue, Inc. (a)	887	5,437
Upwork, Inc. (a)	4,333	80,464
		1,833,687
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	4,900	64,484
Hallador Energy Co. (a)	1,025	20,059
Talen Energy Corp. (a)	300	127,614
Vistra Corp.	2,280	446,698
		658,855
Industrial Conglomerates - 0.1%
3M Co.	3,572	554,303
Honeywell International, Inc.	4,224	889,152
		1,443,455
Industrial Gases - 0.2%
Air Products & Chemicals, Inc.	1,496	407,989
Linde PLC	3,079	1,462,525
		1,870,514
Industrial Machinery & Supplies & Components - 0.6%
3D Systems Corp. (a)	4,307	12,490
AirJoule Technologies Corp. (a)	726	3,405
Albany International Corp., Class A	1,054	56,178
Chart Industries, Inc. (a)	1,561	312,434
Columbus McKinnon Corp.	1,087	15,588
Crane Co.	300	55,242
Donaldson Co., Inc.	900	73,665
Dover Corp.	864	144,141
Eastern Co.	254	5,959
Energy Recovery, Inc. (a)	1,818	28,034
Enerpac Tool Group Corp.	1,864	76,424
Enpro, Inc.	732	165,432
Esab Corp.	333	37,209
ESCO Technologies, Inc.	900	189,999
Flowserve Corp.	900	47,826
Fortive Corp.	2,430	119,046
Franklin Electric Co., Inc.	1,378	131,186
Gates Industrial Corp. PLC (a)	1,600	39,712
Gencor Industries, Inc. (a)	296	4,330
Gorman-Rupp Co.	719	33,369
Graco, Inc.	1,039	88,273
Graham Corp. (a)	359	19,709
Helios Technologies, Inc.	1,144	59,637
Hillenbrand, Inc.	2,436	65,869
Hillman Solutions Corp. (a)	6,796	62,387
Hyster-Yale, Inc.	449	16,550
	Number of Shares	Fair Value
IDEX Corp.	447	$72,754
Illinois Tool Works, Inc.	1,992	519,434
Ingersoll Rand, Inc. (e)	2,601	214,895
ITT, Inc.	500	89,380
JBT Marel Corp.	1,812	254,495
Kadant, Inc.	407	121,115
Kennametal, Inc.	2,688	56,260
L.B. Foster Co., Class A (a)	348	9,379
Lincoln Electric Holdings, Inc.	400	94,332
Mayville Engineering Co., Inc. (a)	520	7,155
Middleby Corp. (a)	310	41,208
Mueller Industries, Inc.	700	70,777
Mueller Water Products, Inc., Class A	5,383	137,374
Nordson Corp.	335	76,028
Omega Flex, Inc.	90	2,807
Otis Worldwide Corp.	2,694	246,312
Palladyne AI Corp. (a)	772	6,632
Parker-Hannifin Corp.	865	655,800
Park-Ohio Holdings Corp.	408	8,666
Pentair PLC	1,080	119,621
Proto Labs, Inc. (a)	841	42,075
RBC Bearings, Inc. (a)	190	74,155
Richtech Robotics, Inc., Class B (a)	2,225	9,545
Snap-on, Inc.	315	109,157
SPX Technologies, Inc. (a)	1,664	310,802
Standex International Corp.	408	86,455
Stanley Black & Decker, Inc.	987	73,364
Tennant Co.	653	52,932
Timken Co.	300	22,554
Watts Water Technologies, Inc., Class A	953	266,154
Worthington Enterprises, Inc.	1,080	59,929
Xylem, Inc.	1,633	240,868
		6,016,508
Industrial REITs - 0.1%
Americold Realty Trust, Inc.	1,300	15,912
EastGroup Properties, Inc.	300	50,778
First Industrial Realty Trust, Inc.	700	36,029
Industrial Logistics Properties Trust	2,107	12,284
Innovative Industrial Properties, Inc.	965	51,705
Lineage, Inc.	300	11,592
LXP Industrial Trust	10,045	90,003
Plymouth Industrial REIT, Inc.	1,405	31,373
Prologis, Inc.	6,113	700,061
Rexford Industrial Realty, Inc.	1,648	67,749
STAG Industrial, Inc.	1,200	42,348
Terreno Realty Corp.	3,545	201,179
		1,311,013
Insurance Brokers - 0.2%
Abacus Global Management, Inc. (a)	1,392	7,976
Aon PLC, Class A	1,343	478,887
Arthur J Gallagher & Co.	1,697	525,629
Baldwin Insurance Group, Inc. (a)	2,456	69,284
Brown & Brown, Inc.	1,890	177,263
Crawford & Co., Class A	708	7,576
eHealth, Inc. (a)	939	4,047
GoHealth, Inc., Class A (a)	137	660

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	47

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Goosehead Insurance, Inc., Class A	832	$61,917
Hippo Holdings, Inc. (a)	654	23,649
Marsh & McLennan Cos., Inc.	3,307	666,460
Ryan Specialty Holdings, Inc.	800	45,088
Selectquote, Inc. (a)	5,368	10,521
Willis Towers Watson PLC	624	215,561
		2,294,518
Integrated Oil & Gas - 0.7%
BP PLC	87,691	502,615
Chevron Corp.	12,666	1,966,903
Exxon Mobil Corp.	28,668	3,232,317
Occidental Petroleum Corp.	4,399	207,853
Shell PLC	32,515	1,158,461
		7,068,149
Integrated Telecommunication Services - 0.2%
AT&T, Inc.	46,860	1,323,326
ATN International, Inc.	430	6,437
Frontier Communications Parent, Inc. (a)	1,372	51,244
GCI Liberty, Inc., Class C (a)	140	5,218
IDT Corp., Class B	560	29,293
Shenandoah Telecommunications Co.	1,697	22,774
Uniti Group, Inc.	4,906	30,025
Verizon Communications, Inc.	27,802	1,221,898
		2,690,215
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	1,651	333,007
Golden Matrix Group, Inc. (a)	916	1,035
Playstudios, Inc. (a)	2,171	2,090
Playtika Holding Corp.	1,661	6,461
ROBLOX Corp., Class A (a)	4,097	567,517
Take-Two Interactive Software, Inc. (a)	1,173	303,056
		1,213,166
Interactive Media & Services - 2.6%
Alphabet, Inc., Class A	38,555	9,372,721
Alphabet, Inc., Class C	31,376	7,641,625
Angi, Inc. (a)	1,478	24,032
Arena Group Holdings, Inc. (a)	511	2,795
Bumble, Inc., Class A (a)	2,658	16,187
Cargurus, Inc. (a)	2,838	105,659
Cars.com, Inc. (a)	1,983	24,232
EverQuote, Inc., Class A (a)	914	20,903
fuboTV, Inc. (a)	11,519	47,804
Getty Images Holdings, Inc. (a)	4,628	9,163
IAC, Inc. (a)	300	10,221
Match Group, Inc.	1,613	56,971
MediaAlpha, Inc., Class A (a)	1,087	12,370
Meta Platforms, Inc., Class A	14,468	10,625,010
Nextdoor Holdings, Inc. (a)	6,896	14,413
Pinterest, Inc., Class A (a)	4,197	135,017
QuinStreet, Inc. (a)	1,861	28,790
Reddit, Inc., Class A (a)	800	183,992
Rumble, Inc. (a)	3,680	26,643
Shutterstock, Inc.	871	18,160
Teads Holding Co. (a)	680	1,122
Travelzoo (a)	249	2,448
TripAdvisor, Inc. (a)	3,996	64,975
TrueCar, Inc. (a)	3,371	6,203
	Number of Shares	Fair Value
Trump Media & Technology Group Corp. (a)	500	$8,210
Vimeo, Inc. (a)	5,108	39,587
Yelp, Inc. (a)	2,156	67,267
Ziff Davis, Inc. (a)	1,440	54,864
ZipRecruiter, Inc., Class A (a)	2,587	10,917
ZoomInfo Technologies, Inc. (a)	2,000	21,820
		28,654,121
Internet Services & Infrastructure - 0.2%
Akamai Technologies, Inc. (a)	894	67,730
Applied Digital Corp. (a)	7,393	169,595
Backblaze, Inc., Class A (a)	1,811	16,806
Cloudflare, Inc., Class A (a)	2,075	445,274
Commerce.com, Inc. (a)	2,572	12,834
Crexendo, Inc. (a)	508	3,302
DigitalOcean Holdings, Inc. (a)	2,360	80,618
Fastly, Inc., Class A (a)	4,715	40,313
GoDaddy, Inc., Class A (a)	890	121,779
MongoDB, Inc. (a)	527	163,570
Okta, Inc. (a)	1,061	97,294
Rackspace Technology, Inc. (a)	1,848	2,606
Snowflake, Inc., Class A (a)	2,098	473,204
Tucows, Inc., Class A (a)	223	4,138
Twilio, Inc., Class A (a)	1,027	102,792
VeriSign, Inc.	497	138,946
		1,940,801
Investment Banking & Brokerage - 0.6%
BGC Group, Inc., Class A	12,576	118,969
Charles Schwab Corp.	11,359	1,084,444
Evercore, Inc., Class A	266	89,727
Goldman Sachs Group, Inc.	1,952	1,554,475
Houlihan Lokey, Inc.	400	82,128
Interactive Brokers Group, Inc., Class A	2,700	185,787
Jefferies Financial Group, Inc.	1,079	70,588
Lazard, Inc.	600	31,668
LPL Financial Holdings, Inc.	503	167,343
Moelis & Co., Class A	2,574	183,578
Morgan Stanley	7,540	1,198,558
Perella Weinberg Partners	2,163	46,115
Piper Sandler Cos.	606	210,276
PJT Partners, Inc., Class A	793	140,940
Raymond James Financial, Inc.	1,182	204,013
Robinhood Markets, Inc., Class A (a)	4,821	690,271
Siebert Financial Corp. (a)	761	2,222
Stifel Financial Corp.	700	79,429
StoneX Group, Inc. (a)	1,563	157,738
Virtu Financial, Inc., Class A	500	17,750
		6,316,019
IT Consulting & Other Services - 0.2%
Amdocs Ltd.	767	62,932
ASGN, Inc. (a)	1,472	69,699
BigBear.ai Holdings, Inc. (a)	10,053	65,546
Cognizant Technology Solutions Corp., Class A	3,382	226,831
CSP, Inc.	244	2,818
EPAM Systems, Inc. (a)	398	60,014
Gartner, Inc. (a)	542	142,476
Globant SA (a)	200	11,476

See Notes to Schedule of Investments.
48	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Grid Dynamics Holdings, Inc. (a)	2,477	$19,098
Hackett Group, Inc.	949	18,040
Information Services Group, Inc.	1,486	8,544
International Business Machines Corp.	6,191	1,746,853
Kyndryl Holdings, Inc. (a)	1,359	40,811
TSS, Inc. (a)	709	12,840
Unisys Corp. (a)	2,436	9,500
		2,497,478
Leisure Facilities - 0.0%*
Dave & Buster's Entertainment, Inc. (a)	1,018	18,487
Life Time Group Holdings, Inc. (a)	4,684	129,279
Planet Fitness, Inc., Class A (a)	500	51,900
Pursuit Attractions & Hospitality, Inc. (a)	724	26,194
Six Flags Entertainment Corp. (a)	3,356	76,248
United Parks & Resorts, Inc. (a)	965	49,891
Vail Resorts, Inc.	200	29,914
Xponential Fitness, Inc., Class A (a)	1,003	7,813
		389,726
Leisure Products - 0.1%
Acushnet Holdings Corp.	969	76,057
American Outdoor Brands, Inc. (a)	394	3,420
Brunswick Corp.	300	18,972
Clarus Corp.	748	2,618
Escalade, Inc.	242	3,042
Funko, Inc., Class A (a)	1,473	5,067
Hasbro, Inc.	900	68,265
JAKKS Pacific, Inc.	387	7,249
Johnson Outdoors, Inc., Class A	222	8,967
Latham Group, Inc. (a)	1,504	11,445
Malibu Boats, Inc., Class A (a)	643	20,865
Marine Products Corp.	426	3,779
MasterCraft Boat Holdings, Inc. (a)	542	11,631
Mattel, Inc. (a)	1,759	29,604
Outdoor Holding Co. (a)	2,501	3,701
Peloton Interactive, Inc., Class A (a)	12,713	114,417
Polaris, Inc.	1,868	108,587
Smith & Wesson Brands, Inc.	1,420	13,959
Sturm Ruger & Co., Inc.	532	23,126
Topgolf Callaway Brands Corp. (a)	4,680	44,460
YETI Holdings, Inc. (a)	500	16,590
		595,821
Life & Health Insurance - 0.2%
Aflac, Inc.	3,235	361,349
Brighthouse Financial, Inc. (a)	270	14,332
Citizens, Inc. (a)	1,426	7,486
CNO Financial Group, Inc.	3,321	131,346
F&G Annuities & Life, Inc.	725	22,671
Genworth Financial, Inc. (a)	14,213	126,496
Globe Life, Inc.	500	71,485
Lincoln National Corp.	1,246	50,251
	Number of Shares	Fair Value
MetLife, Inc.	3,833	$315,724
Oscar Health, Inc., Class A (a)	6,697	126,774
Primerica, Inc.	200	55,518
Principal Financial Group, Inc.	1,400	116,074
Prudential Financial, Inc.	2,292	237,772
Unum Group	1,300	101,114
		1,738,392
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc., Class A (a)	3,748	43,814
Adaptive Biotechnologies Corp. (a)	5,124	76,655
Agilent Technologies, Inc.	1,896	243,352
Alpha Teknova, Inc. (a)	607	3,757
Atlantic International Corp. (a)	629	1,919
Avantor, Inc. (a)	4,003	49,957
Azenta, Inc. (a)	1,412	40,553
BioLife Solutions, Inc. (a)	1,334	34,030
Bio-Rad Laboratories, Inc., Class A (a)	151	42,339
Bio-Techne Corp.	1,062	59,079
Bruker Corp.	561	18,227
Charles River Laboratories International, Inc. (a)	318	49,754
Codexis, Inc. (a)	2,989	7,293
CryoPort, Inc. (a)	1,603	15,196
Cytek Biosciences, Inc. (a)	3,848	13,353
Danaher Corp.	4,281	848,751
Fortrea Holdings, Inc. (a)	3,151	26,531
Ginkgo Bioworks Holdings, Inc. (a)	1,419	20,689
Illumina, Inc. (a)	952	90,412
IQVIA Holdings, Inc. (a)	1,109	210,644
Lifecore Biomedical, Inc. (a)	1,150	8,464
Maravai LifeSciences Holdings, Inc., Class A (a)	3,769	10,817
MaxCyte, Inc. (a)	3,131	4,947
Medpace Holdings, Inc. (a)	113	58,100
Mesa Laboratories, Inc.	199	13,335
Mettler-Toledo International, Inc. (a)	141	173,093
Niagen Bioscience, Inc. (a)	1,975	18,427
OmniAb, Inc. (a)(d)	4,077	6,523
OmniAb, Inc. (a)(c)(d)**	394	—
Pacific Biosciences of California, Inc. (a)	10,716	13,717
Personalis, Inc. (a)	2,022	13,183
Qiagen NV	2,828	125,875
Quanterix Corp. (a)	1,655	8,987
Quantum-Si, Inc. (a)	5,634	7,944
Repligen Corp. (a)	306	40,903
Revvity, Inc.	660	57,849
Sotera Health Co. (a)	1,700	26,741
Standard BioTools, Inc. (a)	11,575	15,048
Tempus AI, Inc. (a)	500	40,355
Thermo Fisher Scientific, Inc.	2,517	1,220,795
Waters Corp. (a)	452	135,514
West Pharmaceutical Services, Inc.	515	135,100
		4,032,022
Managed Healthcare - 0.3%
Alignment Healthcare, Inc. (a)	5,042	87,983
Centene Corp. (a)	3,506	125,094
Clover Health Investments Corp. (a)	13,916	42,583

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	49

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Elevance Health, Inc.	1,498	$484,034
HealthEquity, Inc. (a)	2,960	280,519
Humana, Inc.	777	202,152
Molina Healthcare, Inc. (a)	339	64,871
Progyny, Inc. (a)	2,594	55,823
UnitedHealth Group, Inc.	6,043	2,086,648
		3,429,707
Marine Transportation - 0.0%*
Genco Shipping & Trading Ltd.	1,171	20,844
Kirby Corp. (a)	300	25,035
Matson, Inc.	1,122	110,618
Pangaea Logistics Solutions Ltd.	1,271	6,456
		162,953
Metal, Glass & Plastic Containers - 0.0%*
AptarGroup, Inc.	364	48,652
Ardagh Metal Packaging SA	5,271	21,031
Ball Corp.	1,892	95,395
Crown Holdings, Inc.	827	79,880
Greif, Inc., Class A	874	52,230
Greif, Inc., Class B	183	11,274
Myers Industries, Inc.	1,254	21,243
O-I Glass, Inc. (a)	5,363	69,558
Silgan Holdings, Inc.	693	29,806
TriMas Corp.	1,176	45,441
		474,510
Mortgage REITs - 0.1%
ACRES Commercial Realty Corp. (a)	206	4,359
Adamas Trust, Inc.	2,830	19,725
Advanced Flower Capital, Inc.	431	1,651
AG Mortgage Investment Trust, Inc.	1,158	8,384
AGNC Investment Corp.	6,939	67,933
Angel Oak Mortgage REIT, Inc.	558	5,228
Annaly Capital Management, Inc.	3,975	80,335
Apollo Commercial Real Estate Finance, Inc.	4,846	49,090
Arbor Realty Trust, Inc.	6,562	80,122
ARES Commercial Real Estate Corp.	2,172	9,796
ARMOUR Residential REIT, Inc.	3,597	53,739
Blackstone Mortgage Trust, Inc., Class A	5,613	103,335
BrightSpire Capital, Inc.	4,393	23,854
Chicago Atlantic Real Estate Finance, Inc.	710	9,081
Chimera Investment Corp.	2,746	36,302
Claros Mortgage Trust, Inc.	3,062	10,166
Dynex Capital, Inc.	4,486	55,133
Ellington Financial, Inc.	3,195	41,471
Franklin BSP Realty Trust, Inc.	2,809	30,506
Invesco Mortgage Capital, Inc.	2,173	16,428
KKR Real Estate Finance Trust, Inc.	1,890	17,010
Ladder Capital Corp.	3,955	43,149
Lument Finance Trust, Inc.	1,531	3,092
MFA Financial, Inc.	3,546	32,588
Nexpoint Real Estate Finance, Inc.	340	4,821
Orchid Island Capital, Inc.	4,419	30,977
PennyMac Mortgage Investment Trust	3,007	36,866
	Number of Shares	Fair Value
Ready Capital Corp.	5,579	$21,591
Redwood Trust, Inc.	4,541	26,292
Rithm Capital Corp.	3,000	34,170
Rithm Property Trust, Inc.	1,398	3,523
Seven Hills Realty Trust	628	6,475
Starwood Property Trust, Inc.	2,200	42,614
Sunrise Realty Trust, Inc.	471	4,894
TPG RE Finance Trust, Inc.	2,318	19,842
Two Harbors Investment Corp.	3,593	35,463
		1,070,005
Motorcycle Manufacturers - 0.0%*
Harley-Davidson, Inc.	1,000	27,900
Livewire Group, Inc. (a)	1,125	5,344
		33,244
Movies & Entertainment - 0.7%
AMC Entertainment Holdings, Inc., Class A (a)	15,058	43,668
Atlanta Braves Holdings, Inc., Class A (a)	270	12,277
Atlanta Braves Holdings, Inc., Class C (a)	1,611	67,001
Cinemark Holdings, Inc.	3,587	100,508
CuriosityStream, Inc.	986	5,226
Eventbrite, Inc., Class A (a)	2,376	5,988
Gaia, Inc. (a)	859	5,085
IMAX Corp. (a)	1,490	48,797
Liberty Media Corp.-Liberty Formula One, Class A (a)	300	28,566
Liberty Media Corp.-Liberty Formula One, Class C (a)	1,199	125,236
Liberty Media Corp.-Liberty Live, Class A (a)	200	18,860
Liberty Media Corp.-Liberty Live, Class C (a)	273	26,473
Lionsgate Studios Corp. (a)	6,793	46,872
Live Nation Entertainment, Inc. (a)	1,028	167,975
Madison Square Garden Entertainment Corp. (a)	1,378	62,341
Madison Square Garden Sports Corp. (a)	100	22,700
Marcus Corp.	806	12,501
Netflix, Inc. (a)	2,827	3,389,347
Reservoir Media, Inc. (a)	878	7,147
Roku, Inc. (a)	884	88,515
Sphere Entertainment Co. (a)	960	59,635
Spotify Technology SA (a)	1,869	1,304,562
Starz Entertainment Corp. (a)	397	5,848
TKO Group Holdings, Inc.	451	91,084
Vivid Seats, Inc., Class A (a)	68	1,130
Walt Disney Co.	12,073	1,382,358
Warner Bros Discovery, Inc. (a)	14,746	287,989
		7,417,689
Multi-Family Residential REITs - 0.1%
Apartment Investment & Management Co., Class A	4,544	36,034
AvalonBay Communities, Inc.	995	192,204
BRT Apartments Corp.	464	7,266
Camden Property Trust	638	68,126
Centerspace	579	34,103
Clipper Realty, Inc.	311	1,182
Elme Communities	3,055	51,507
Equity Residential	2,492	161,307
Essex Property Trust, Inc.	394	105,458

See Notes to Schedule of Investments.
50	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Independence Realty Trust, Inc.	8,170	$133,906
Mid-America Apartment Communities, Inc.	724	101,165
NexPoint Residential Trust, Inc.	766	24,681
UDR, Inc.	2,147	79,997
Veris Residential, Inc.	2,728	41,466
		1,038,402
Multi-Line Insurance - 0.0%*
Horace Mann Educators Corp.	1,407	63,554
Multi-Sector Holdings - 0.6%
Berkshire Hathaway, Inc., Class B (a)	12,227	6,147,002
Cannae Holdings, Inc.	1,984	36,327
Compass Diversified Holdings	2,302	15,239
		6,198,568
Multi-Utilities - 0.3%
Ameren Corp.	1,741	181,725
Avista Corp.	2,777	104,998
Black Hills Corp.	2,509	154,529
CenterPoint Energy, Inc.	4,197	162,844
CMS Energy Corp.	2,100	153,846
Consolidated Edison, Inc.	2,419	243,158
Dominion Energy, Inc.	5,612	343,286
DTE Energy Co.	1,374	194,325
NiSource, Inc.	3,283	142,154
Northwestern Energy Group, Inc.	2,129	124,781
Public Service Enterprise Group, Inc.	3,279	273,665
Sempra	4,358	392,133
Unitil Corp.	550	26,323
WEC Energy Group, Inc.	2,064	236,514
		2,734,281
Office REITs - 0.1%
Brandywine Realty Trust	5,853	24,407
BXP, Inc.	1,200	89,208
City Office REIT, Inc.	1,581	11,004
COPT Defense Properties	3,933	114,293
Cousins Properties, Inc.	900	26,046
Douglas Emmett, Inc.	5,581	86,896
Easterly Government Properties, Inc.	1,363	31,254
Empire State Realty Trust, Inc., Class A	4,754	36,416
Franklin Street Properties Corp.	2,474	3,958
Highwoods Properties, Inc.	600	19,092
Hudson Pacific Properties, Inc. (a)	12,833	35,419
JBG SMITH Properties	2,153	47,904
Kilroy Realty Corp.	972	41,067
NET Lease Office Properties	571	16,936
Paramount Group, Inc. (a)	6,621	43,301
Peakstone Realty Trust	1,210	15,875
Piedmont Realty Trust, Inc., Class A	4,277	38,493
Postal Realty Trust, Inc., Class A	880	13,807
SL Green Realty Corp.	2,486	148,688
Vornado Realty Trust	1,400	56,742
		900,806
	Number of Shares	Fair Value
Office Services & Supplies - 0.0%*
ACCO Brands Corp.	3,190	$12,728
Acme United Corp.	107	4,406
CompX International, Inc.	19	445
HNI Corp.	1,563	73,227
Interface, Inc.	2,000	57,880
MillerKnoll, Inc.	2,348	41,654
MSA Safety, Inc.	200	34,414
NL Industries, Inc.	196	1,205
Pitney Bowes, Inc.	5,954	67,935
Steelcase, Inc., Class A	2,975	51,170
Virco Mfg. Corp.	328	2,542
		347,606
Oil & Gas Drilling - 0.0%*
Helmerich & Payne, Inc.	3,336	73,692
Nabors Industries Ltd. (a)	468	19,127
Noble Corp. PLC	4,358	123,244
Patterson-UTI Energy, Inc.	12,323	63,833
Transocean Ltd. (a)	29,387	91,688
Valaris Ltd. (a)	2,200	107,294
		478,878
Oil & Gas Equipment & Services - 0.2%
Archrock, Inc.	5,707	150,151
Aris Water Solutions, Inc., Class A	1,051	25,918
Atlas Energy Solutions, Inc.	2,662	30,267
Baker Hughes Co.	6,593	321,211
Bristow Group, Inc. (a)	981	35,394
Cactus, Inc., Class A	2,363	93,268
Core Laboratories, Inc.	1,560	19,282
DMC Global, Inc. (a)	707	5,974
Energy Services of America Corp.	393	4,068
Expro Group Holdings NV (a)	3,572	42,435
Flowco Holdings, Inc., Class A	742	11,019
Forum Energy Technologies, Inc. (a)	351	9,375
Halliburton Co.	5,682	139,777
Helix Energy Solutions Group, Inc. (a)	4,918	32,262
Innovex International, Inc. (a)	1,315	24,380
Kodiak Gas Services, Inc.	2,231	82,480
Liberty Energy, Inc.	5,501	67,882
Mammoth Energy Services, Inc. (a)	547	1,253
National Energy Services Reunited Corp. (a)	2,227	22,849
Natural Gas Services Group, Inc.	350	9,796
NOV, Inc.	3,500	46,375
Oceaneering International, Inc. (a)	3,232	80,089
Oil States International, Inc. (a)	1,864	11,296
ProFrac Holding Corp., Class A (a)	625	2,313
ProPetro Holding Corp. (a)	2,925	15,327
Ranger Energy Services, Inc., Class A	708	9,940
RPC, Inc.	3,456	16,451
Schlumberger NV	9,880	339,576
SEACOR Marine Holdings, Inc. (a)	721	4,679
Select Water Solutions, Inc.	3,135	33,513
Solaris Energy Infrastructure, Inc.	1,256	50,202

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	51

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Tenaris SA	1,794	$32,020
TETRA Technologies, Inc. (a)	4,275	24,581
Tidewater, Inc. (a)	1,698	90,554
Weatherford International PLC	400	27,372
		1,913,329
Oil & Gas Exploration & Production - 0.4%
Antero Resources Corp. (a)	1,800	60,408
APA Corp.	2,800	67,984
Berry Corp.	2,291	8,660
California Resources Corp.	2,291	121,835
Chord Energy Corp.	300	29,811
Civitas Resources, Inc.	400	13,000
CNX Resources Corp. (a)	4,722	151,671
Comstock Resources, Inc. (a)	2,556	50,686
ConocoPhillips	8,487	802,785
Coterra Energy, Inc.	5,227	123,619
Crescent Energy Co., Class A	6,172	55,054
Devon Energy Corp.	4,329	151,775
Diamondback Energy, Inc.	1,221	174,725
Diversified Energy Co. PLC	1,885	26,409
Empire Petroleum Corp. (a)	264	1,193
EOG Resources, Inc.	3,671	411,593
Epsilon Energy Ltd.	609	3,069
EQT Corp.	4,072	221,639
Evolution Petroleum Corp.	1,325	6,387
Expand Energy Corp.	1,488	158,085
Granite Ridge Resources, Inc.	1,974	10,679
Gulfport Energy Corp. (a)	550	99,539
HighPeak Energy, Inc.	669	4,730
Infinity Natural Resources, Inc., Class A (a)	434	5,690
Magnolia Oil & Gas Corp., Class A	6,429	153,460
Matador Resources Co.	770	34,596
Murphy Oil Corp.	4,665	132,533
Northern Oil & Gas, Inc.	3,229	80,079
Ovintiv, Inc.	1,500	60,570
Permian Resources Corp.	4,280	54,784
Prairie Operating Co. (a)	1,089	2,162
PrimeEnergy Resources Corp. (a)	18	3,007
Range Resources Corp.	1,460	54,954
Riley Exploration Permian, Inc.	512	13,880
Sable Offshore Corp. (a)	2,627	45,867
SandRidge Energy, Inc.	1,181	13,322
SM Energy Co.	3,938	98,332
Talos Energy, Inc. (a)	4,153	39,827
Texas Pacific Land Corp.	132	123,241
VAALCO Energy, Inc.	3,572	14,359
Viper Energy, Inc., Class A	1,300	49,686
Vital Energy, Inc. (a)	1,028	17,363
Vitesse Energy, Inc.	1,005	23,346
W&T Offshore, Inc.	2,898	5,274
		3,781,668
Oil & Gas Refining & Marketing - 0.2%
Calumet, Inc. (a)	2,377	43,380
Clean Energy Fuels Corp. (a)	5,746	14,825
CVR Energy, Inc. (a)	1,058	38,596
Delek U.S. Holdings, Inc.	2,111	68,122
FutureFuel Corp.	626	2,429
Gevo, Inc. (a)	7,848	15,382
Green Plains, Inc. (a)	2,162	19,004
HF Sinclair Corp.	1,200	62,808
Marathon Petroleum Corp.	2,058	396,659
	Number of Shares	Fair Value
OPAL Fuels, Inc., Class A (a)	1,182	$2,600
Par Pacific Holdings, Inc. (a)	1,748	61,914
PBF Energy, Inc., Class A	2,924	88,217
Phillips 66 Co.	2,771	376,912
REX American Resources Corp. (a)	1,016	31,110
Valero Energy Corp.	2,066	351,757
World Kinect Corp.	1,917	49,746
		1,623,461
Oil & Gas Storage & Transportation - 0.2%
Antero Midstream Corp.	2,600	50,544
Cheniere Energy, Inc.	1,469	345,186
DHT Holdings, Inc.	4,423	52,855
Dorian LPG Ltd.	1,313	39,127
DT Midstream, Inc.	740	83,664
Excelerate Energy, Inc., Class A	794	20,001
International Seaways, Inc.	1,388	63,959
Kinder Morgan, Inc.	12,647	358,037
Kinetik Holdings, Inc.	1,543	65,948
Navigator Holdings Ltd.	1,080	16,729
New Fortress Energy, Inc. (a)	6,403	14,151
NextDecade Corp. (a)	4,744	32,212
Nordic American Tankers Ltd.	6,933	21,770
ONEOK, Inc.	4,215	307,568
Summit Midstream Corp. (a)	295	6,059
Targa Resources Corp.	1,437	240,755
Williams Cos., Inc.	7,887	499,641
		2,218,206
Other Specialized REITs - 0.1%
EPR Properties	600	34,806
Farmland Partners, Inc.	1,354	14,731
Four Corners Property Trust, Inc.	3,437	83,863
Gaming & Leisure Properties, Inc.	1,911	89,072
Gladstone Land Corp.	1,330	12,183
Iron Mountain, Inc.	1,880	191,647
Lamar Advertising Co., Class A	690	84,470
Millrose Properties, Inc.	702	23,594
Outfront Media, Inc.	4,799	87,918
Safehold, Inc.	1,926	29,834
VICI Properties, Inc.	7,019	228,889
		881,007
Other Specialty Retail - 0.1%
1-800-Flowers.com, Inc., Class A (a)	548	2,521
Academy Sports & Outdoors, Inc.	2,289	114,496
BARK, Inc. (a)	2,237	1,859
Barnes & Noble Education, Inc. (a)	462	4,597
Bath & Body Works, Inc.	1,298	33,436
Build-A-Bear Workshop, Inc.	422	27,519
Chewy, Inc., Class A (a)	1,500	60,675
Dick's Sporting Goods, Inc.	387	85,999
Envela Corp. (a)	374	2,921
Five Below, Inc. (a)	300	46,410
MarineMax, Inc. (a)	649	16,439
National Vision Holdings, Inc. (a)	2,716	79,280
ODP Corp. (a)	930	25,900

See Notes to Schedule of Investments.
52	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Petco Health & Wellness Co., Inc. (a)	2,469	$9,555
Sally Beauty Holdings, Inc. (a)	3,490	56,817
Signet Jewelers Ltd.	1,383	132,657
Tractor Supply Co.	3,685	209,566
Ulta Beauty, Inc. (a)	315	172,226
Upbound Group, Inc.	1,818	42,959
Warby Parker, Inc., Class A (a)	3,384	93,331
Winmark Corp.	106	52,764
		1,271,927
Packaged Foods & Meats - 0.4%
B&G Foods, Inc.	3,031	13,427
Beyond Meat, Inc. (a)	2,972	5,617
BRC, Inc., Class A (a)	1,589	2,479
Calavo Growers, Inc.	551	14,183
Cal-Maine Foods, Inc.	1,590	149,619
Campbell's Co.	1,000	31,580
Conagra Brands, Inc.	2,700	49,437
Dole PLC	2,281	30,657
Flowers Foods, Inc.	2,000	26,100
Freshpet, Inc. (a)	200	11,022
General Mills, Inc.	3,910	197,142
Hain Celestial Group, Inc. (a)	3,926	6,203
Hershey Co.	994	185,928
Hormel Foods Corp.	1,578	39,040
J&J Snack Foods Corp.	541	51,985
J.M. Smucker Co.	611	66,355
JBS NV, Class A (a)	4,200	62,706
John B Sanfilippo & Son, Inc.	265	17,034
Kellanova	1,795	147,226
Kraft Heinz Co.	5,379	140,069
Lamb Weston Holdings, Inc.	1,086	63,075
Lifeway Foods, Inc. (a)	224	6,218
Mama's Creations, Inc. (a)	1,085	11,403
Marzetti Co.	693	119,744
McCormick & Co., Inc.	1,677	112,208
Mission Produce, Inc. (a)	1,472	17,694
Mondelez International, Inc., Class A	8,609	537,804
Nestle SA	14,219	1,305,828
Pilgrim's Pride Corp.	303	12,338
Post Holdings, Inc. (a)	290	31,169
Seaboard Corp.	1	3,647
Seneca Foods Corp., Class A (a)	151	16,299
Simply Good Foods Co. (a)	3,231	80,193
Smithfield Foods, Inc.	100	2,348
Tootsie Roll Industries, Inc.	598	25,068
TreeHouse Foods, Inc. (a)	1,728	34,923
Tyson Foods, Inc., Class A	1,771	96,165
Utz Brands, Inc.	2,487	30,217
Vital Farms, Inc. (a)	1,195	49,174
Westrock Coffee Co. (a)	1,316	6,396
		3,809,720
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	15,480	126,627
Avery Dennison Corp.	442	71,679
Graphic Packaging Holding Co.	1,700	33,269
International Paper Co.	3,493	162,075
Packaging Corp. of America	583	127,053
Ranpak Holdings Corp. (a)	1,376	7,733
Sealed Air Corp.	1,105	39,062
Smurfit WestRock PLC	3,470	147,718
	Number of Shares	Fair Value
Sonoco Products Co.	670	$28,870
		744,086
Paper Products - 0.0%*
Clearwater Paper Corp. (a)	608	12,622
Magnera Corp. (a)	1,288	15,095
Sylvamo Corp.	1,194	52,799
		80,516
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	791	39,376
Allegiant Travel Co. (a)	495	30,081
American Airlines Group, Inc. (a)	4,360	49,006
Delta Air Lines, Inc.	4,248	241,074
Frontier Group Holdings, Inc. (a)	3,096	13,669
JetBlue Airways Corp. (a)	11,453	56,349
Joby Aviation, Inc. (a)	15,994	258,143
SkyWest, Inc. (a)	1,396	140,466
Southwest Airlines Co.	3,262	104,090
Strata Critical Medical, Inc. (a)	2,550	12,903
Sun Country Airlines Holdings, Inc. (a)	1,705	20,136
United Airlines Holdings, Inc. (a)	2,146	207,089
		1,172,382
Passenger Ground Transportation - 0.1%
Avis Budget Group, Inc. (a)	100	16,058
Hertz Global Holdings, Inc. (a)	3,954	26,887
Lyft, Inc., Class A (a)	3,015	66,360
Uber Technologies, Inc. (a)	13,179	1,291,147
		1,400,452
Personal Care Products - 0.1%
Beauty Health Co. (a)	3,414	6,794
BellRing Brands, Inc. (a)	880	31,988
Coty, Inc., Class A (a)	2,800	11,312
Edgewell Personal Care Co.	1,611	32,800
elf Beauty, Inc. (a)	300	39,744
Estee Lauder Cos., Inc., Class A	1,466	129,184
FitLife Brands, Inc. (a)	210	4,177
Herbalife Ltd. (a)	3,475	29,329
Honest Co., Inc. (a)	3,613	13,296
Interparfums, Inc.	640	62,963
Kenvue, Inc.	12,894	209,269
Lifevantage Corp.	340	3,308
Medifast, Inc. (a)	286	3,910
Nature's Sunshine Products, Inc. (a)	440	6,829
Nu Skin Enterprises, Inc., Class A	1,685	20,540
Olaplex Holdings, Inc. (a)	5,807	7,607
USANA Health Sciences, Inc. (a)	434	11,957
Waldencast PLC, Class A (a)	2,095	4,148
		629,155
Pharmaceuticals - 1.5%
Aardvark Therapeutics, Inc. (a)	197	2,618
Aclaris Therapeutics, Inc. (a)	2,868	5,449
Alimera Sciences, Inc. (a)	852	34
Alumis, Inc. (a)	2,002	7,988
Amneal Pharmaceuticals, Inc. (a)	5,341	53,463

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	53

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Amphastar Pharmaceuticals, Inc. (a)	1,311	$34,938
Amylyx Pharmaceuticals, Inc. (a)	2,347	31,896
ANI Pharmaceuticals, Inc. (a)	627	57,433
Aquestive Therapeutics, Inc. (a)	2,802	15,663
Arvinas, Inc. (a)	2,163	18,429
Atea Pharmaceuticals, Inc. (a)	3,038	8,810
Avadel Pharmaceuticals PLC (a)	3,161	48,268
Axsome Therapeutics, Inc. (a)	1,401	170,151
BioAge Labs, Inc. (a)	1,095	6,439
Biote Corp., Class A (a)	1,067	3,201
Bristol-Myers Squibb Co.	13,369	602,942
Collegium Pharmaceutical, Inc. (a)	1,133	39,644
Corcept Therapeutics, Inc. (a)	600	49,866
CorMedix, Inc. (a)	2,201	25,598
Crinetics Pharmaceuticals, Inc. (a)	3,120	129,948
Edgewise Therapeutics, Inc. (a)	2,327	37,744
Elanco Animal Health, Inc. (a)	3,482	70,127
Eli Lilly & Co. (e)	5,298	4,042,374
Enliven Therapeutics, Inc. (a)	1,450	29,682
Esperion Therapeutics, Inc. (a)	6,758	17,909
Eton Pharmaceuticals, Inc. (a)	936	20,339
Evolus, Inc. (a)	2,038	12,513
EyePoint Pharmaceuticals, Inc. (a)	2,109	30,032
Fulcrum Therapeutics, Inc. (a)	1,485	13,662
GSK PLC	22,574	478,494
Haleon PLC	49,547	221,720
Harmony Biosciences Holdings, Inc. (a)	1,556	42,883
Harrow, Inc. (a)	1,118	53,865
Innoviva, Inc. (a)	2,232	40,734
Jazz Pharmaceuticals PLC (a)	500	65,900
Johnson & Johnson	15,912	2,950,403
Journey Medical Corp. (a)	425	3,026
LENZ Therapeutics, Inc. (a)	558	25,992
Ligand Pharmaceuticals, Inc. (a)	658	116,558
Liquidia Corp. (a)	2,215	50,369
Maze Therapeutics, Inc. (a)	674	17,477
MBX Biosciences, Inc. (a)	691	12,093
Merck & Co., Inc.	16,553	1,389,293
Mind Medicine MindMed, Inc. (a)	2,626	30,961
Novartis AG	10,492	1,320,253
Nuvation Bio, Inc. (a)	8,487	31,402
Ocular Therapeutix, Inc. (a)	4,848	56,673
Omeros Corp. (a)	2,060	8,446
Organon & Co.	990	10,573
Pacira BioSciences, Inc. (a)	1,590	40,974
Perrigo Co. PLC	950	21,157
Pfizer, Inc.	37,005	942,887
Phathom Pharmaceuticals, Inc. (a)	1,411	16,607
Phibro Animal Health Corp., Class A	693	28,039
Prestige Consumer Healthcare, Inc. (a)	1,707	106,517
Rapport Therapeutics, Inc. (a)	577	17,137
Roche Holding AG	4,060	1,329,033
Royalty Pharma PLC, Class A	2,700	95,256
Sanofi SA	6,112	564,115
	Number of Shares	Fair Value
scPharmaceuticals, Inc. (a)	1,209	$6,855
Septerna, Inc. (a)	681	12,810
SIGA Technologies, Inc.	1,499	13,716
Supernus Pharmaceuticals, Inc. (a)	1,857	88,746
Tarsus Pharmaceuticals, Inc. (a)	1,332	79,161
Terns Pharmaceuticals, Inc. (a)	2,473	18,572
Theravance Biopharma, Inc. (a)	1,269	18,527
Third Harmonic Bio, Inc. (a)(c)	586	18
Trevi Therapeutics, Inc. (a)	2,616	23,936
Tvardi Therapeutics, Inc. (a)	117	4,559
Viatris, Inc.	8,800	87,120
WaVe Life Sciences Ltd. (a)	3,947	28,892
Xeris Biopharma Holdings, Inc. (a)	5,292	43,077
Zevra Therapeutics, Inc. (a)	2,054	19,534
Zoetis, Inc.	2,982	436,326
		16,557,846
Property & Casualty Insurance - 0.5%
Allstate Corp.	1,781	382,292
Ambac Financial Group, Inc. (a)	1,548	12,910
American Coastal Insurance Corp., Class C	893	10,171
American Financial Group, Inc.	381	55,519
American Integrity Insurance Group, Inc. (a)	276	6,158
American International Group, Inc.	3,855	302,772
AMERISAFE, Inc.	650	28,496
Arch Capital Group Ltd.	2,490	225,918
Assurant, Inc.	326	70,612
Assured Guaranty Ltd.	200	16,930
Ategrity Specialty Holdings LLC (a)	217	4,290
Axis Capital Holdings Ltd.	400	38,320
Bowhead Specialty Holdings, Inc. (a)	602	16,278
Chubb Ltd.	2,460	694,335
Cincinnati Financial Corp.	1,055	166,795
Donegal Group, Inc., Class A	519	10,063
Employers Holdings, Inc.	831	35,301
Fidelity National Financial, Inc.	1,700	102,833
First American Financial Corp.	800	51,392
Hanover Insurance Group, Inc.	200	36,326
Hartford Insurance Group, Inc.	1,940	258,777
HCI Group, Inc.	356	68,327
Heritage Insurance Holdings, Inc. (a)	739	18,608
Investors Title Co.	48	12,856
James River Group Holdings Ltd.	1,346	7,470
Kemper Corp.	300	15,465
Kingstone Cos., Inc.	343	5,042
Kinsale Capital Group, Inc.	142	60,387
Lemonade, Inc. (a)	1,950	104,384
Loews Corp.	1,200	120,468
Markel Group, Inc. (a)	84	160,554
MBIA, Inc. (a)	1,501	11,182
Mercury General Corp.	925	78,422
NI Holdings, Inc. (a)	206	2,793
Old Republic International Corp.	1,710	72,624
Palomar Holdings, Inc. (a)	910	106,243

See Notes to Schedule of Investments.
54	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
ProAssurance Corp. (a)	1,765	$42,342
Progressive Corp.	3,937	972,242
RLI Corp.	400	26,088
Root, Inc., Class A (a)	361	32,313
Safety Insurance Group, Inc.	509	35,981
Selective Insurance Group, Inc.	2,105	170,652
Skyward Specialty Insurance Group, Inc. (a)	1,244	59,165
Slide Insurance Holdings, Inc. (a)	922	14,554
Stewart Information Services Corp.	955	70,021
Tiptree, Inc.	791	15,163
Travelers Cos., Inc.	1,481	413,525
Trupanion, Inc. (a)	1,291	55,874
United Fire Group, Inc.	714	21,720
Universal Insurance Holdings, Inc.	847	22,276
W.R. Berkley Corp.	2,046	156,765
White Mountains Insurance Group Ltd.	14	23,401
		5,503,395
Publishing - 0.0%*
Gannett Co., Inc. (a)	4,759	19,655
John Wiley & Sons, Inc., Class A	1,432	57,953
New York Times Co., Class A	1,201	68,937
News Corp., Class A	2,094	64,307
News Corp., Class B	1,171	40,458
Scholastic Corp.	701	19,193
		270,503
Rail Transportation - 0.2%
CSX Corp.	12,404	440,466
FTAI Infrastructure, Inc.	3,703	16,145
Norfolk Southern Corp.	1,528	459,027
Union Pacific Corp.	3,998	945,007
		1,860,645
Real Estate Development - 0.0%*
Forestar Group, Inc. (a)	664	17,656
Howard Hughes Holdings, Inc. (a)	100	8,217
Stratus Properties, Inc. (a)	294	6,221
		32,094
Real Estate Operating Companies - 0.0%*
FRP Holdings, Inc. (a)	460	11,206
Kennedy-Wilson Holdings, Inc.	4,164	34,644
Maui Land & Pineapple Co., Inc. (a)	193	3,598
Seaport Entertainment Group, Inc. (a)	239	5,478
Transcontinental Realty Investors, Inc. (a)	93	4,290
		59,216
Real Estate Services - 0.1%
Anywhere Real Estate, Inc. (a)	3,648	38,632
CBRE Group, Inc., Class A (a)	1,972	310,708
Compass, Inc., Class A (a)	15,765	126,593
CoStar Group, Inc. (a)	2,808	236,911
Cushman & Wakefield PLC (a)	7,989	127,185
Douglas Elliman, Inc. (a)	2,261	6,467
eXp World Holdings, Inc.	3,042	32,428
Jones Lang LaSalle, Inc. (a)	300	89,484
	Number of Shares	Fair Value
Marcus & Millichap, Inc.	818	$24,008
Newmark Group, Inc., Class A	5,366	100,076
RE/MAX Holdings, Inc., Class A (a)	775	7,308
Zillow Group, Inc., Class A (a)	200	14,888
Zillow Group, Inc., Class C (a)	1,100	84,755
		1,199,443
Regional Banks - 1.1%
1st Source Corp.	659	40,568
ACNB Corp.	337	14,841
Amalgamated Financial Corp.	782	21,231
Amerant Bancorp, Inc.	1,268	24,434
Ameris Bancorp	2,291	167,953
Ames National Corp.	380	7,684
Arrow Financial Corp.	541	15,310
Associated Banc-Corp.	5,742	147,627
Atlantic Union Bankshares Corp.	4,937	174,227
Axos Financial, Inc. (a)	1,877	158,888
Banc of California, Inc.	4,430	73,317
BancFirst Corp.	720	91,044
Bancorp, Inc. (a)	1,573	117,802
Bank First Corp.	317	38,455
Bank of Hawaii Corp.	1,357	89,073
Bank of Marin Bancorp	572	13,888
Bank OZK	900	45,882
Bank7 Corp.	176	8,144
BankFinancial Corp.	361	4,343
BankUnited, Inc.	2,603	99,330
Bankwell Financial Group, Inc.	244	10,797
Banner Corp.	1,191	78,011
Bar Harbor Bankshares	494	15,047
BayCom Corp.	340	9,775
BCB Bancorp, Inc.	416	3,611
Beacon Financial Corp.	2,865	67,929
Blue Foundry Bancorp (a)	816	7,417
Blue Ridge Bankshares, Inc. (a)	1,943	8,219
BOK Financial Corp.	200	22,288
Bridgewater Bancshares, Inc. (a)	819	14,414
Burke & Herbert Financial Services Corp.	462	28,501
Business First Bancshares, Inc.	969	22,878
BV Financial, Inc. (a)	280	4,514
Byline Bancorp, Inc.	1,083	30,032
C&F Financial Corp.	94	6,317
Cadence Bank	6,444	241,908
California BanCorp (a)	775	12,927
Camden National Corp.	560	21,610
Capital Bancorp, Inc.	452	14,419
Capital City Bank Group, Inc.	461	19,265
Capitol Federal Financial, Inc.	4,205	26,702
Carter Bankshares, Inc. (a)	750	14,558
Cathay General Bancorp	2,325	111,623
CB Financial Services, Inc.	151	5,015
Central Pacific Financial Corp.	908	27,549
CF Bankshares, Inc.	132	3,161
Chain Bridge Bancorp, Inc., Class A (a)	122	3,993
Chemung Financial Corp.	170	8,928
ChoiceOne Financial Services, Inc.	466	13,495
Citizens & Northern Corp.	473	9,370

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	55

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Citizens Community Bancorp, Inc.	311	$4,998
Citizens Financial Group, Inc.	2,752	146,296
Citizens Financial Services, Inc.	148	8,921
City Holding Co.	498	61,687
Civista Bancshares, Inc.	592	12,024
CNB Financial Corp.	972	23,522
Coastal Financial Corp. (a)	447	48,352
CoastalSouth Bancshares, Inc. (a)	159	3,468
Colony Bankcorp, Inc.	534	9,083
Columbia Banking System, Inc.	1,533	39,459
Columbia Financial, Inc. (a)	938	14,079
Commerce Bancshares, Inc.	922	55,099
Community Financial System, Inc.	1,827	107,135
Community Trust Bancorp, Inc.	548	30,661
Community West Bancshares	559	11,650
ConnectOne Bancorp, Inc.	1,647	40,862
Cullen/Frost Bankers, Inc.	500	63,385
Customers Bancorp, Inc. (a)	1,016	66,416
CVB Financial Corp.	4,556	86,154
Dime Community Bancshares, Inc.	1,377	41,076
Eagle Bancorp Montana, Inc.	243	4,197
Eagle Bancorp, Inc.	985	19,917
Eagle Financial Services, Inc.	147	5,561
East West Bancorp, Inc.	993	105,705
Eastern Bankshares, Inc.	6,786	123,166
ECB Bancorp, Inc. (a)	254	4,031
Enterprise Financial Services Corp.	1,261	73,113
Equity Bancshares, Inc., Class A	487	19,821
Esquire Financial Holdings, Inc.	239	24,391
Farmers & Merchants Bancorp, Inc.	500	12,505
Farmers National Banc Corp.	1,207	17,393
FB Bancorp, Inc. (a)	543	6,527
FB Financial Corp.	1,444	80,489
Fidelity D&D Bancorp, Inc.	195	8,547
Financial Institutions, Inc.	656	17,843
Finward Bancorp	117	3,755
Finwise Bancorp (a)	294	5,701
First Bancorp, Inc.	429	11,266
First Bancorp/Southern Pines NC	1,388	73,411
First Bank	848	13,814
First Busey Corp.	2,987	69,149
First Business Financial Services, Inc.	306	15,686
First Capital, Inc.	104	4,763
First Commonwealth Financial Corp.	3,527	60,135
First Community Bankshares, Inc.	518	18,026
First Community Corp.	229	6,462
First Financial Bancorp	3,283	82,896
First Financial Bankshares, Inc.	4,657	156,708
First Financial Corp.	386	21,786
First Foundation, Inc. (a)	2,479	13,808
First Hawaiian, Inc.	600	14,898
First Horizon Corp.	3,320	75,065
First Internet Bancorp	317	7,110
	Number of Shares	Fair Value
First Interstate BancSystem, Inc., Class A	3,036	$96,757
First Merchants Corp.	2,007	75,664
First Mid Bancshares, Inc.	708	26,819
First National Corp.	247	5,602
First Savings Financial Group, Inc.	179	5,626
First United Corp.	186	6,839
First Western Financial, Inc. (a)	344	7,921
Firstsun Capital Bancorp (a)	414	16,059
Five Star Bancorp	514	16,551
Flagstar Financial, Inc.	10,484	121,090
Flushing Financial Corp.	1,052	14,528
FNB Corp.	2,900	46,719
Franklin Financial Services Corp.	133	6,118
FS Bancorp, Inc.	217	8,663
Fulton Financial Corp.	6,299	117,350
FVCBankcorp, Inc.	660	8,560
GBank Financial Holdings, Inc. (a)	329	12,920
German American Bancorp, Inc.	1,259	49,441
Glacier Bancorp, Inc.	4,121	200,569
Great Southern Bancorp, Inc.	283	17,334
Greene County Bancorp, Inc.	293	6,622
Guaranty Bancshares, Inc.	292	14,235
Hancock Whitney Corp.	2,983	186,766
Hanmi Financial Corp.	1,023	25,258
Hanover Bancorp, Inc.	160	3,592
HarborOne Bancorp, Inc.	1,257	17,095
Hawthorn Bancshares, Inc.	182	5,649
HBT Financial, Inc.	395	9,954
Heritage Commerce Corp.	1,993	19,790
Heritage Financial Corp.	1,166	28,206
Hilltop Holdings, Inc.	1,541	51,500
Hingham Institution For Savings	51	13,453
Home Bancorp, Inc.	252	13,690
Home BancShares, Inc.	6,526	184,686
HomeTrust Bancshares, Inc.	543	22,230
Hope Bancorp, Inc.	4,046	43,575
Horizon Bancorp, Inc.	1,453	23,263
Huntington Bancshares, Inc.	9,946	171,767
Independent Bank Corp.	2,356	137,221
International Bancshares Corp.	1,882	129,387
Investar Holding Corp.	383	8,889
John Marshall Bancorp, Inc.	506	10,029
Kearny Financial Corp.	2,223	14,605
Lakeland Financial Corp.	892	57,266
Landmark Bancorp, Inc.	150	4,004
LCNB Corp.	563	8,439
LINKBANCORP, Inc.	934	6,659
Live Oak Bancshares, Inc.	1,225	43,145
M&T Bank Corp.	1,042	205,920
MainStreet Bancshares, Inc.	227	4,728
Mechanics Bancorp, Class A (a)	736	9,796
Mercantile Bank Corp.	542	24,390
Meridian Corp.	302	4,769
Metrocity Bankshares, Inc.	648	17,943
Metropolitan Bank Holding Corp.	331	24,765
Mid Penn Bancorp, Inc.	663	18,988
Middlefield Banc Corp.	217	6,512

See Notes to Schedule of Investments.
56	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Midland States Bancorp, Inc.	800	$13,712
MidWestOne Financial Group, Inc.	566	16,012
MVB Financial Corp.	467	11,703
National Bank Holdings Corp., Class A	1,316	50,850
National Bankshares, Inc.	263	7,743
NB Bancorp, Inc.	1,186	20,933
NBT Bancorp, Inc.	1,760	73,498
Nicolet Bankshares, Inc.	470	63,215
Northeast Bank	252	25,240
Northeast Community Bancorp, Inc.	503	10,347
Northfield Bancorp, Inc.	1,231	14,526
Northpointe Bancshares, Inc.	335	5,722
Northrim BanCorp, Inc.	716	15,509
Northwest Bancshares, Inc.	4,977	61,665
Norwood Financial Corp.	357	9,075
Oak Valley Bancorp	283	7,972
OceanFirst Financial Corp.	1,968	34,578
Ohio Valley Banc Corp.	125	4,623
Old National Bancorp	12,088	265,332
Old Second Bancorp, Inc.	1,742	30,110
OP Bancorp	374	5,206
Orange County Bancorp, Inc.	384	9,681
Origin Bancorp, Inc.	1,027	35,452
Orrstown Financial Services, Inc.	632	21,475
Park National Corp.	519	84,353
Parke Bancorp, Inc.	412	8,879
Pathward Financial, Inc.	819	60,614
Patriot National Bancorp, Inc. (a)	2,165	2,815
PCB Bancorp	325	6,825
Peapack-Gladstone Financial Corp.	524	14,462
Peoples Bancorp of North Carolina, Inc.	131	4,016
Peoples Bancorp, Inc.	1,202	36,048
Peoples Financial Services Corp.	306	14,875
Pinnacle Financial Partners, Inc.	586	54,961
Pioneer Bancorp, Inc. (a)	492	6,426
Plumas Bancorp	214	9,232
Ponce Financial Group, Inc. (a)	781	11,481
Preferred Bank	403	36,427
Primis Financial Corp.	863	9,070
Princeton Bancorp, Inc.	221	7,037
Prosperity Bancshares, Inc.	580	38,483
Provident Bancorp, Inc. (a)	669	8,383
Provident Financial Services, Inc.	4,436	85,526
QCR Holdings, Inc.	572	43,266
RBB Bancorp	563	10,562
Red River Bancshares, Inc.	172	11,149
Regions Financial Corp.	6,177	162,887
Renasant Corp.	3,254	120,040
Republic Bancorp, Inc., Class A	279	20,158
Rhinebeck Bancorp, Inc. (a)	243	2,760
Richmond Mutual BanCorp, Inc.	297	4,220
Riverview Bancorp, Inc.	675	3,625
S&T Bancorp, Inc.	1,328	49,920
SB Financial Group, Inc.	199	3,839
Seacoast Banking Corp. of Florida	2,930	89,160
	Number of Shares	Fair Value
ServisFirst Bancshares, Inc.	1,780	$143,343
Shore Bancshares, Inc.	1,017	16,689
Sierra Bancorp	429	12,402
Simmons First National Corp., Class A	4,888	93,703
SmartFinancial, Inc.	480	17,150
Sound Financial Bancorp, Inc.	73	3,362
South Plains Financial, Inc.	424	16,388
Southern First Bancshares, Inc. (a)	259	11,427
Southern Missouri Bancorp, Inc.	319	16,767
Southside Bancshares, Inc.	991	27,996
Southstate Bank Corp.	600	59,322
SR Bancorp, Inc.	264	3,984
Stellar Bancorp, Inc.	1,632	49,515
Sterling Bancorp, Inc. (a)(c)**	504	—
Stock Yards Bancorp, Inc.	918	64,251
Synovus Financial Corp.	888	43,583
Texas Capital Bancshares, Inc. (a)	1,570	132,712
Third Coast Bancshares, Inc. (a)	424	16,099
Timberland Bancorp, Inc.	301	10,017
Tompkins Financial Corp.	463	30,655
Towne Bank	2,530	87,462
TriCo Bancshares	1,061	47,119
Triumph Financial, Inc. (a)	776	38,831
Truist Financial Corp.	8,558	391,272
TrustCo Bank Corp.	632	22,942
Trustmark Corp.	1,953	77,339
UMB Financial Corp.	2,522	298,479
Union Bankshares, Inc.	124	3,070
United Bankshares, Inc.	4,904	182,478
United Community Banks, Inc.	4,232	132,673
United Security Bancshares	456	4,254
Unity Bancorp, Inc.	284	13,879
Univest Financial Corp.	988	29,660
USCB Financial Holdings, Inc.	452	7,887
Valley National Bancorp	16,799	178,069
Veritex Holdings, Inc.	1,828	61,293
Virginia National Bankshares Corp.	202	7,840
WaFd, Inc.	2,771	83,934
Washington Trust Bancorp, Inc.	638	18,438
Webster Financial Corp.	1,042	61,936
WesBanco, Inc.	3,266	104,283
West BanCorp, Inc.	595	12,090
Westamerica BanCorp	880	43,991
Western Alliance Bancorp	700	60,704
Western New England Bancorp, Inc.	572	6,870
Wintrust Financial Corp.	390	51,652
WSFS Financial Corp.	1,931	104,139
Zions Bancorp NA	775	43,850
		11,491,679
Reinsurance - 0.0%*
Everest Group Ltd.	235	82,304
Greenlight Capital Re Ltd., Class A (a)	913	11,595
Reinsurance Group of America, Inc.	390	74,931
Swiss Re AG	1,649	304,764
		473,594

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	57

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Renewable Electricity - 0.0%*
Clearway Energy, Inc., Class C	600	$16,950
Montauk Renewables, Inc. (a)	2,456	4,937
Ormat Technologies, Inc.	2,116	203,665
		225,552
Research & Consulting Services - 0.2%
Acuren Corp. (a)	5,879	78,250
Amentum Holdings, Inc. (a)	1,161	27,806
BlackSky Technology, Inc. (a)	1,059	21,339
Booz Allen Hamilton Holding Corp.	814	81,359
CACI International, Inc., Class A (a)	145	72,323
CBIZ, Inc. (a)	1,704	90,244
Clarivate PLC (a)	3,112	11,919
CRA International, Inc.	229	47,753
Equifax, Inc.	791	202,915
Experian PLC	5,069	253,995
Exponent, Inc.	1,754	121,868
Forrester Research, Inc. (a)	345	3,657
Franklin Covey Co. (a)	329	6,386
FTI Consulting, Inc. (a)	200	32,330
Huron Consulting Group, Inc. (a)	596	87,475
ICF International, Inc.	634	58,835
Innodata, Inc. (a)	1,046	80,615
Jacobs Solutions, Inc.	790	118,389
KBR, Inc.	700	33,103
Legalzoom.com, Inc. (a)	3,919	40,679
Leidos Holdings, Inc.	891	168,363
Mistras Group, Inc. (a)	547	5,383
Parsons Corp. (a)	500	41,460
Planet Labs PBC (a)	8,056	104,567
RCM Technologies, Inc. (a)	162	4,301
Resolute Holdings Management, Inc. (a)	137	9,885
Resources Connection, Inc.	1,001	5,055
Science Applications International Corp.	290	28,817
Spire Global, Inc. (a)	1,075	11,814
TransUnion	1,289	107,992
Verisk Analytics, Inc.	946	237,929
Willdan Group, Inc. (a)	495	47,862
		2,244,668
Restaurants - 0.4%
Aramark	2,000	76,800
Biglari Holdings, Inc., Class B (a)	28	9,062
BJ's Restaurants, Inc. (a)	717	21,890
Bloomin' Brands, Inc.	3,149	22,578
Brinker International, Inc. (a)	1,536	194,581
Cava Group, Inc. (a)	600	36,246
Cheesecake Factory, Inc.	1,594	87,096
Chipotle Mexican Grill, Inc. (a)	8,800	344,872
Cracker Barrel Old Country Store, Inc.	768	33,838
Darden Restaurants, Inc.	790	150,384
Denny's Corp. (a)	1,503	7,861
Dine Brands Global, Inc.	593	14,659
Domino's Pizza, Inc.	203	87,637
DoorDash, Inc., Class A (a)	2,380	647,336
Dutch Bros, Inc., Class A (a)	900	47,106
El Pollo Loco Holdings, Inc. (a)	1,071	10,389
First Watch Restaurant Group, Inc. (a)	1,391	21,755
	Number of Shares	Fair Value
Jack in the Box, Inc.	724	$14,314
Krispy Kreme, Inc.	2,507	9,702
Kura Sushi USA, Inc., Class A (a)	207	12,298
McDonald's Corp.	4,701	1,428,587
Nathan's Famous, Inc.	105	11,628
Papa John's International, Inc.	1,136	54,698
Portillo's, Inc., Class A (a)	2,134	13,764
Potbelly Corp. (a)	815	13,888
RCI Hospitality Holdings, Inc.	300	9,153
Serve Robotics, Inc. (a)	1,542	17,933
Shake Shack, Inc., Class A (a)	1,342	125,625
Starbucks Corp.	7,525	636,615
Sweetgreen, Inc., Class A (a)	3,493	27,874
Texas Roadhouse, Inc.	400	66,460
Wendy's Co.	900	8,244
Wingstop, Inc.	200	50,336
Yum! Brands, Inc.	1,871	284,392
		4,599,601
Retail REITs - 0.2%
Acadia Realty Trust	4,546	91,602
Agree Realty Corp.	600	42,624
Alexander's, Inc.	71	16,649
Brixmor Property Group, Inc.	1,840	50,931
CBL & Associates Properties, Inc.	629	19,235
Curbline Properties Corp.	3,347	74,638
Federal Realty Investment Trust	600	60,786
FrontView REIT, Inc.	723	9,912
Getty Realty Corp.	1,801	48,321
InvenTrust Properties Corp.	2,684	76,816
Kimco Realty Corp.	4,434	96,883
Kite Realty Group Trust	7,648	170,550
Macerich Co.	8,790	159,978
NETSTREIT Corp.	3,273	59,110
NNN REIT, Inc.	1,500	63,855
Phillips Edison & Co., Inc.	4,370	150,022
Realty Income Corp.	5,886	357,810
Regency Centers Corp.	1,300	94,770
Saul Centers, Inc.	425	13,545
Simon Property Group, Inc.	2,153	404,054
SITE Centers Corp.	1,696	15,281
Tanger, Inc.	3,857	130,521
Urban Edge Properties	4,384	89,740
Whitestone REIT	1,496	18,371
		2,316,004
Security & Alarm Services - 0.0%*
Brink's Co.	1,453	169,797
CoreCivic, Inc. (a)	3,768	76,679
GEO Group, Inc. (a)	4,669	95,668
		342,144
Self Storage REITs - 0.1%
CubeSmart	1,460	59,364
Extra Space Storage, Inc.	1,444	203,517
National Storage Affiliates Trust	300	9,066
Public Storage	1,098	317,157
Smartstop Self Storage REIT, Inc.	1,078	40,576
		629,680

See Notes to Schedule of Investments.
58	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Semiconductor Materials & Equipment - 0.4%
ACM Research, Inc., Class A (a)	1,755	$68,673
Aehr Test Systems (a)	979	29,478
Aeluma, Inc. (a)	300	4,830
Amkor Technology, Inc.	800	22,720
Applied Materials, Inc.	5,314	1,087,988
Atomera, Inc. (a)	928	4,102
Axcelis Technologies, Inc. (a)	1,110	108,380
Cohu, Inc. (a)	1,570	31,918
Enphase Energy, Inc. (a)	746	26,401
Entegris, Inc.	982	90,796
FormFactor, Inc. (a)	2,722	99,135
Ichor Holdings Ltd. (a)	1,276	22,355
KLA Corp.	883	952,404
Lam Research Corp.	8,560	1,146,184
MKS, Inc.	500	61,885
Onto Innovation, Inc. (a)	290	37,474
PDF Solutions, Inc. (a)	1,063	27,447
Photronics, Inc. (a)	2,007	46,061
Teradyne, Inc.	1,029	141,632
Ultra Clean Holdings, Inc. (a)	1,538	41,910
Veeco Instruments, Inc. (a)	2,030	61,773
		4,113,546
Semiconductors - 4.7%
Advanced Micro Devices, Inc. (a)	10,752	1,739,566
Alpha & Omega Semiconductor Ltd. (a)	841	23,514
Ambarella, Inc. (a)	1,406	116,023
Ambiq Micro, Inc. (a)	161	4,817
Analog Devices, Inc.	3,249	798,279
Astera Labs, Inc. (a)	800	156,640
Blaize Holdings, Inc. (a)	2,526	8,715
Broadcom, Inc.	30,580	10,088,648
CEVA, Inc. (a)	773	20,415
Cirrus Logic, Inc. (a)	300	37,587
Credo Technology Group Holding Ltd. (a)	5,096	742,029
Diodes, Inc. (a)	1,580	84,072
First Solar, Inc. (a)	701	154,591
GLOBALFOUNDRIES, Inc. (a)	500	17,920
Impinj, Inc. (a)	899	162,494
Intel Corp. (a)	28,789	965,871
Kopin Corp. (a)	4,783	11,623
Lattice Semiconductor Corp. (a)	1,000	73,320
MACOM Technology Solutions Holdings, Inc. (a)	400	49,796
Marvell Technology, Inc.	5,691	478,442
MaxLinear, Inc. (a)	2,826	45,442
Microchip Technology, Inc.	3,598	231,064
Micron Technology, Inc.	7,450	1,246,534
Monolithic Power Systems, Inc.	315	290,002
Navitas Semiconductor Corp. (a)	4,584	33,096
NVE Corp.	188	12,271
NVIDIA Corp.	154,990	28,918,034
ON Semiconductor Corp. (a)	2,917	143,837
Penguin Solutions, Inc. (a)	1,846	48,513
Power Integrations, Inc.	1,985	79,817
Qorvo, Inc. (a)	697	63,483
QUALCOMM, Inc.	7,101	1,181,322
Rambus, Inc. (a)	3,724	388,041
Rigetti Computing, Inc. (a)	11,025	328,435
	Number of Shares	Fair Value
Semtech Corp. (a)	3,020	$215,779
Silicon Laboratories, Inc. (a)	1,113	145,948
SiTime Corp. (a)	731	220,258
SkyWater Technology, Inc. (a)	1,038	19,369
Skyworks Solutions, Inc.	1,173	90,297
Synaptics, Inc. (a)	1,344	91,849
Texas Instruments, Inc.	5,900	1,084,007
Universal Display Corp.	287	41,222
		50,652,982
Silver - 0.0%*
Hecla Mining Co.	20,796	251,632
Single-Family Residential REITs - 0.0%*
American Homes 4 Rent, Class A	2,500	83,125
Equity LifeStyle Properties, Inc.	1,182	71,748
Invitation Homes, Inc.	4,240	124,359
Sun Communities, Inc.	810	104,490
UMH Properties, Inc.	2,700	40,095
		423,817
Soft Drinks & Non-alcoholic Beverages - 0.3%
Celsius Holdings, Inc. (a)	1,300	74,737
Coca-Cola Co.	25,669	1,702,368
Coca-Cola Consolidated, Inc.	380	44,521
Keurig Dr. Pepper, Inc.	8,651	220,687
Monster Beverage Corp. (a)	4,684	315,280
National Beverage Corp. (a)	827	30,533
PepsiCo, Inc.	8,975	1,260,449
Primo Brands Corp., Class A	1,800	39,780
Vita Coco Co., Inc. (a)	1,519	64,512
Zevia PBC, Class A (a)	1,043	2,837
		3,755,704
Specialized Consumer Services - 0.0%*
ADT, Inc.	2,730	23,778
Carriage Services, Inc.	472	21,023
European Wax Center, Inc., Class A (a)	939	3,747
Frontdoor, Inc. (a)	2,576	173,339
H&R Block, Inc.	800	40,456
Matthews International Corp., Class A	1,016	24,668
Mister Car Wash, Inc. (a)	3,421	18,234
Service Corp. International	858	71,403
		376,648
Specialized Finance - 0.0%*
Acacia Research Corp. (a)	982	3,191
Burford Capital Ltd.	6,951	83,134
HA Sustainable Infrastructure Capital, Inc.	4,138	127,037
SWK Holdings Corp.	117	1,702
		215,064
Specialty Chemicals - 0.3%
Albemarle Corp.	837	67,864
Arq, Inc. (a)	1,014	7,260
Ashland, Inc.	300	14,373
ASP Isotopes, Inc. (a)	2,643	25,426
Aspen Aerogels, Inc. (a)	2,287	15,918
Avient Corp.	3,172	104,517
Axalta Coating Systems Ltd. (a)	1,500	42,930
Balchem Corp.	1,137	170,618

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	59

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Celanese Corp.	800	$33,664
DuPont de Nemours, Inc.	2,856	222,483
Eastman Chemical Co.	777	48,990
Ecolab, Inc.	1,612	441,462
Ecovyst, Inc. (a)	3,712	32,517
Element Solutions, Inc.	1,100	27,687
Flotek Industries, Inc. (a)	432	6,307
HB Fuller Co.	1,887	111,861
Ingevity Corp. (a)	1,253	69,153
Innospec, Inc.	877	67,669
International Flavors & Fragrances, Inc.	1,793	110,341
Minerals Technologies, Inc.	1,097	68,146
NewMarket Corp.	43	35,613
Perimeter Solutions, Inc. (a)	4,802	107,517
PPG Industries, Inc.	1,581	166,179
Quaker Chemical Corp.	480	63,240
Rayonier Advanced Materials, Inc. (a)	2,141	15,458
RPM International, Inc.	926	109,157
Sensient Technologies Corp.	1,463	137,303
Sherwin-Williams Co.	1,528	529,085
Solesence, Inc. (a)	649	2,090
Stepan Co.	743	35,441
Valhi, Inc.	60	947
		2,891,216
Steel - 0.1%
Alpha Metallurgical Resources, Inc. (a)	404	66,292
Ascent Industries Co. (a)	269	3,465
Carpenter Technology Corp.	300	73,662
Cleveland-Cliffs, Inc. (a)	2,237	27,291
Commercial Metals Co.	3,932	225,225
Friedman Industries, Inc.	222	4,861
Metallus, Inc. (a)	1,239	20,481
Nucor Corp.	1,583	214,386
Olympic Steel, Inc.	387	11,784
Ramaco Resources, Inc., Class A (a)	999	33,157
Reliance, Inc.	298	83,687
Ryerson Holding Corp.	900	20,574
Steel Dynamics, Inc.	1,002	139,709
SunCoke Energy, Inc.	2,830	23,093
Warrior Met Coal, Inc.	1,799	114,488
Worthington Steel, Inc.	1,132	34,401
		1,096,556
Systems Software - 3.1%
A10 Networks, Inc.	2,553	46,337
Adeia, Inc.	3,781	63,521
Airship AI Holdings, Inc. (a)	730	3,774
Appian Corp., Class A (a)	1,361	41,606
Arteris, Inc. (a)	1,127	11,383
Commvault Systems, Inc. (a)	1,535	289,777
Crowdstrike Holdings, Inc., Class A (a)	1,636	802,262
CyberArk Software Ltd. (a)	266	128,518
Dolby Laboratories, Inc., Class A	437	31,626
Fortinet, Inc. (a)	4,235	356,079
Gen Digital, Inc.	3,626	102,942
Gitlab, Inc., Class A (a)	800	36,064
Microsoft Corp.	49,152	25,458,278
Monday.com Ltd. (a)	232	44,936
N-able, Inc. (a)	2,395	18,681
	Number of Shares	Fair Value
OneSpan, Inc.	1,194	$18,973
Oracle Corp.	10,973	3,086,046
Palo Alto Networks, Inc. (a)	4,348	885,340
Progress Software Corp. (a)	1,494	65,631
Qualys, Inc. (a)	1,265	167,397
Rapid7, Inc. (a)	2,212	41,475
Rubrik, Inc., Class A (a)	900	74,025
SentinelOne, Inc., Class A (a)	1,820	32,050
ServiceNow, Inc. (a)	1,369	1,259,863
Silvaco Group, Inc. (a)	180	974
Telos Corp. (a)	1,857	12,702
Tenable Holdings, Inc. (a)	4,193	122,268
Teradata Corp. (a)	600	12,906
UiPath, Inc., Class A (a)	3,200	42,816
Varonis Systems, Inc. (a)	3,826	219,880
Xperi, Inc. (a)	1,756	11,379
Zscaler, Inc. (a)	679	203,469
		33,692,978
Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	267	32,307
Avnet, Inc.	800	41,824
CDW Corp.	861	137,140
Climb Global Solutions, Inc.	133	17,934
ePlus, Inc.	905	64,264
Insight Enterprises, Inc. (a)	974	110,461
PC Connection, Inc.	377	23,370
Richardson Electronics Ltd.	303	2,966
ScanSource, Inc. (a)	749	32,949
TD SYNNEX Corp.	500	81,875
		545,090
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	96,566	24,588,601
CompoSecure, Inc., Class A (a)	1,541	32,084
Corsair Gaming, Inc. (a)	1,793	15,993
CPI Card Group, Inc. (a)	278	4,209
Dell Technologies, Inc., Class C	2,080	294,882
Diebold Nixdorf, Inc. (a)	904	51,555
Eastman Kodak Co. (a)	2,459	15,762
Hewlett Packard Enterprise Co.	8,684	213,279
HP, Inc.	6,278	170,950
Immersion Corp.	904	6,635
IonQ, Inc. (a)	9,542	586,833
NetApp, Inc.	1,167	138,243
Pure Storage, Inc., Class A (a)	2,000	167,620
Quantum Computing, Inc. (a)	4,632	85,275
Sandisk Corp. (a)	933	104,683
Super Micro Computer, Inc. (a)	3,420	163,955
Turtle Beach Corp. (a)	477	7,584
Western Digital Corp.	2,200	264,132
Xerox Holdings Corp.	4,458	16,762
		26,929,037
Telecom Tower REITs - 0.1%
American Tower Corp.	3,114	598,884
Crown Castle, Inc.	2,885	278,374
SBA Communications Corp.	715	138,245
		1,015,503
Timber REITs - 0.0%*
PotlatchDeltic Corp.	2,703	110,147
Rayonier, Inc.	1,017	26,991

See Notes to Schedule of Investments.
60	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Weyerhaeuser Co.	5,493	$136,172
		273,310
Tires & Rubber - 0.0%*
Goodyear Tire & Rubber Co. (a)	9,123	68,240
Tobacco - 0.2%
Altria Group, Inc.	11,137	735,710
Ispire Technology, Inc. (a)	522	1,336
Philip Morris International, Inc.	10,431	1,691,908
Turning Point Brands, Inc.	590	58,328
Universal Corp.	838	46,819
		2,534,101
Trading Companies & Distributors - 0.3%
Air Lease Corp.	800	50,920
Alta Equipment Group, Inc.	798	5,777
Applied Industrial Technologies, Inc.	300	78,315
BlueLinx Holdings, Inc. (a)	259	18,928
Boise Cascade Co.	1,302	100,671
Core & Main, Inc., Class A (a)	1,170	62,981
Custom Truck One Source, Inc. (a)	2,373	15,235
Distribution Solutions Group, Inc. (a)	385	11,581
DNOW, Inc. (a)	3,591	54,763
DXP Enterprises, Inc. (a)	462	55,010
EVI Industries, Inc.	126	3,983
Fastenal Co.	7,434	364,563
Ferguson Enterprises, Inc.	1,290	289,708
FTAI Aviation Ltd.	700	116,802
GATX Corp.	1,244	217,451
Global Industrial Co.	492	18,042
Herc Holdings, Inc.	1,131	131,942
Hudson Technologies, Inc. (a)	1,259	12,502
Karat Packaging, Inc.	286	7,210
McGrath RentCorp	847	99,353
MRC Global, Inc. (a)	2,948	42,510
MSC Industrial Direct Co., Inc., Class A	298	27,458
NPK International, Inc. (a)	2,813	31,815
QXO, Inc. (a)	3,800	72,428
Rush Enterprises, Inc., Class A	2,109	112,768
Rush Enterprises, Inc., Class B	303	17,398
SiteOne Landscape Supply, Inc. (a)	300	38,640
Titan Machinery, Inc. (a)	678	11,350
Transcat, Inc. (a)	314	22,985
United Rentals, Inc.	440	420,050
Watsco, Inc.	216	87,329
WESCO International, Inc.	300	63,450
Willis Lease Finance Corp.	98	13,435
WW Grainger, Inc.	300	285,888
Xometry, Inc., Class A (a)	1,494	81,378
		3,044,619
Transaction & Payment Processing Services - 0.9%
Affirm Holdings, Inc. (a)	1,746	127,598
AvidXchange Holdings, Inc. (a)	5,944	59,143
Block, Inc. (a)	3,502	253,090
Cantaloupe, Inc. (a)	1,761	18,614
Cass Information Systems, Inc.	415	16,322
	Number of Shares	Fair Value
Corpay, Inc. (a)	498	$143,454
Euronet Worldwide, Inc. (a)	200	17,562
Fidelity National Information Services, Inc.	3,448	227,361
Fiserv, Inc. (a)	3,627	467,629
Flywire Corp. (a)	4,070	55,108
Global Payments, Inc.	1,693	140,654
International Money Express, Inc. (a)	946	13,216
Jack Henry & Associates, Inc.	438	65,231
Marqeta, Inc., Class A (a)	13,229	69,849
Mastercard, Inc., Class A	5,369	3,053,941
NCR Atleos Corp. (a)	2,526	99,297
Payoneer Global, Inc. (a)	9,709	58,739
PayPal Holdings, Inc. (a)	6,463	433,409
Paysafe Ltd. (a)	1,063	13,734
Paysign, Inc. (a)	1,138	7,158
Priority Technology Holdings, Inc. (a)	1,041	7,152
Remitly Global, Inc. (a)	5,761	93,904
Repay Holdings Corp. (a)	2,641	13,812
Sezzle, Inc. (a)	512	40,719
Shift4 Payments, Inc., Class A (a)	500	38,700
Toast, Inc., Class A (a)	2,900	105,879
Visa, Inc., Class A	11,223	3,831,308
Western Union Co.	1,500	11,985
WEX, Inc. (a)	192	30,246
		9,514,814
Water Utilities - 0.1%
American States Water Co.	1,334	97,809
American Water Works Co., Inc.	1,322	184,009
Cadiz, Inc. (a)	2,311	10,908
California Water Service Group	2,061	94,579
Consolidated Water Co. Ltd.	497	17,534
Essential Utilities, Inc.	1,800	71,820
Global Water Resources, Inc.	548	5,644
H2O America	1,107	53,911
Middlesex Water Co.	613	33,176
Pure Cycle Corp. (a)	618	6,841
York Water Co.	497	15,119
		591,350
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	2,292	19,688
Spok Holdings, Inc.	685	11,816
Telephone & Data Systems, Inc.	3,445	135,182
T-Mobile U.S., Inc.	3,005	719,337
		886,023
Total Common Stock (Cost $385,178,390)		508,780,403
Warrant - 0.0%*
Healthcare Equipment - 0.0%*
Pulse Biosciences, Inc. (expiring 06/27/29) (a) (Cost $0)	75	251
Total Domestic Equity (Cost $385,178,390)		508,780,654

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	61

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Foreign Equity - 20.2%
Common Stock - 20.0%
Advertising - 0.0%*
Focus Media Information Technology Co. Ltd., Class A	10,900	$12,326
Gambling.com Group Ltd. (a)	681	5,571
Informa PLC	7,131	88,091
Nexxen International Ltd. (a)	1,380	12,765
Publicis Groupe SA	1,252	120,159
WPP PLC	4,775	23,643
		262,555
Aerospace & Defense - 0.5%
AECC Aviation Power Co. Ltd., Class A	2,100	12,428
Airbus SE	3,287	762,403
Aselsan Elektronik Sanayi Ve Ticaret AS	12,026	62,183
AviChina Industry & Technology Co. Ltd., Class H	35,000	19,613
BAE Systems PLC	16,644	461,360
Bharat Electronics Ltd.	39,555	179,958
Bombardier, Inc., Class B (a)	500	70,084
CAE, Inc. (a)	1,743	51,624
Dassault Aviation SA	86	28,759
Elbit Systems Ltd.	153	77,669
Embraer SA	7,600	114,580
Hanwha Aerospace Co. Ltd.	358	282,460
Hanwha Systems Co. Ltd.	678	28,752
Hensoldt AG	340	44,065
Hindustan Aeronautics Ltd.	2,220	118,678
Kongsberg Gruppen ASA	2,504	80,043
Korea Aerospace Industries Ltd.	651	50,111
Kuang-Chi Technologies Co. Ltd., Class A	400	2,817
Leonardo SpA	2,214	140,530
LIG Nex1 Co. Ltd.	129	47,167
Melrose Industries PLC	7,295	59,790
MTU Aero Engines AG	294	135,036
Rheinmetall AG	251	585,279
Rolls-Royce Holdings PLC	46,739	748,776
Saab AB, Class B	1,747	106,714
Safran SA	1,992	702,414
Singapore Technologies Engineering Ltd.	8,900	59,439
Thales SA	507	158,820
		5,191,552
Agricultural & Farm Machinery - 0.0%*
Kubota Corp.	5,600	70,642
Agricultural Products & Services - 0.0%*
Charoen Pokphand Indonesia Tbk. PT	85,300	23,852
IOI Corp. Bhd.	19,900	18,678
Kuala Lumpur Kepong Bhd.	3,681	18,018
New Hope Liuhe Co. Ltd., Class A	3,200	4,400
SD Guthrie Bhd.	22,100	27,411
Wilmar International Ltd.	11,406	25,215
		117,574
Air Freight & Logistics - 0.1%
Deutsche Post AG	5,295	236,048
DSV AS	1,127	224,325
	Number of Shares	Fair Value
Hyundai Glovis Co. Ltd.	310	$36,545
InPost SA (a)	1,333	16,368
J&T Global Express Ltd. (a)	24,400	30,671
JD Logistics, Inc. (a)(f)	14,000	23,572
SAL Saudi Logistics Services	271	13,080
SF Holding Co. Ltd., Class A	3,300	18,673
SG Holdings Co. Ltd.	1,500	15,530
YTO Express Group Co. Ltd., Class A	2,700	6,951
ZTO Express Cayman, Inc.	4,809	91,168
		712,931
Airport Services - 0.0%*
Aena SME SA (f)	4,101	112,131
Aeroports de Paris SA	205	27,050
Airports of Thailand PCL NVDR	51,109	63,876
Auckland International Airport Ltd.	9,082	41,555
GMR Airports Ltd. (a)	28,137	27,633
Grupo Aeroportuario del Centro Norte SAB de CV	2,300	29,732
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,295	101,421
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,885	60,810
Shanghai International Airport Co. Ltd., Class A	1,300	5,817
		470,025
Alternative Carriers - 0.0%*
Liberty Global Ltd., Class C (a)	1,600	18,800
Liberty Latin America Ltd., Class A (a)	970	8,041
Liberty Latin America Ltd., Class C (a)	4,414	37,254
		64,095
Aluminum - 0.0%*
Aluminum Corp. of China Ltd., Class A	4,300	4,971
Aluminum Corp. of China Ltd., Class H	48,000	49,787
China Hongqiao Group Ltd.	27,500	93,382
Hindalco Industries Ltd.	14,392	123,507
Norsk Hydro ASA	7,466	50,583
Press Metal Aluminium Holdings Bhd.	38,400	53,925
Shandong Nanshan Aluminum Co. Ltd., Class A	14,700	8,167
United Co. RUSAL International PJSC (a)(c)**	55,670	—
Yunnan Aluminium Co. Ltd., Class A	4,900	14,162
		398,484
Apparel Retail - 0.1%
CCC SA (a)	475	23,790
Fast Retailing Co. Ltd.	1,051	320,527
H & M Hennes & Mauritz AB, Class B	3,046	56,758
Industria de Diseno Textil SA	6,022	332,353
Pepkor Holdings Ltd. (f)	20,792	29,297
Trent Ltd.	1,922	101,253
Zalando SE (a)(f)	1,203	36,766
ZOZO, Inc.	2,400	22,101
		922,845

See Notes to Schedule of Investments.
62	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Apparel, Accessories & Luxury Goods - 0.3%
adidas AG	942	$198,569
Amer Sports, Inc. (a)	1,000	34,750
ANTA Sports Products Ltd.	14,276	171,560
Bosideng International Holdings Ltd.	30,000	17,891
Cie Financiere Richemont SA, Class A	2,972	566,273
Ermenegildo Zegna NV	2,044	19,316
FF Group (a)(c)**	1,860	—
Gildan Activewear, Inc.	812	46,920
Hermes International SCA	175	428,317
Kalyan Jewellers India Ltd.	4,585	23,460
Kering SA	407	135,123
Laopu Gold Co. Ltd., Class H	300	27,454
Li Ning Co. Ltd.	30,819	69,874
LPP SA	13	63,354
LVMH Moet Hennessy Louis Vuitton SE	1,384	846,437
Moncler SpA	1,330	77,934
Page Industries Ltd.	55	25,202
Pandora AS	429	55,941
Shenzhou International Group Holdings Ltd.	9,700	76,860
Swatch Group AG	639	32,644
Titan Co. Ltd.	3,695	140,120
		3,057,999
Application Software - 0.3%
Beijing Kingsoft Office Software, Inc., Class A	441	19,583
Constellation Software, Inc.	111	301,391
Dassault Systemes SE	3,791	126,996
Descartes Systems Group, Inc. (a)	491	46,242
D-Wave Quantum, Inc. (a)	10,661	263,433
Horizon Robotics (a)	37,800	46,543
Hundsun Technologies, Inc., Class A	1,456	7,052
Hut 8 Corp. (a)	3,248	113,063
Iflytek Co. Ltd., Class A	1,500	11,796
Kingdee International Software Group Co. Ltd. (a)	35,000	78,814
Mercurity Fintech Holding, Inc. (a)	1,038	25,514
Nemetschek SE	331	43,093
Nice Ltd. (a)	362	53,476
Open Text Corp.	1,384	51,743
Oracle Financial Services Software Ltd.	230	21,767
Sage Group PLC	5,282	78,220
SAP SE	5,763	1,543,230
Sapiens International Corp. NV	1,103	47,429
Shanghai Baosight Software Co. Ltd., Class A	2,246	7,317
WiseTech Global Ltd.	1,140	68,187
Xero Ltd. (a)	927	96,763
Yonyou Network Technology Co. Ltd., Class A (a)	2,600	5,698
		3,057,350
Asset Management & Custody Banks - 0.2%
3i Group PLC	5,373	295,774
Amundi SA (f)	365	28,906
Brookfield Asset Management Ltd., Class A	4,640	264,159
Brookfield Corp.	7,559	518,764
	Number of Shares	Fair Value
China CITIC Financial Asset Management Co. Ltd., Class H H Shares (a)(f)	146,000	$19,516
CVC Capital Partners PLC (f)	1,259	21,924
EQT AB	2,012	69,654
HDFC Asset Management Co. Ltd. (f)	849	52,902
IGM Financial, Inc.	493	17,950
Julius Baer Group Ltd.	1,171	80,887
Partners Group Holding AG	125	162,367
Patria Investments Ltd., Class A	2,054	29,988
Reinet Investments SCA	1,448	42,385
Schroders PLC	3,789	19,180
		1,624,356
Automobile Manufacturers - 0.4%
Bayerische Motoren Werke AG	1,544	155,005
BYD Co. Ltd., Class A	3,000	45,968
BYD Co. Ltd., Class H	38,500	545,306
Chongqing Changan Automobile Co. Ltd., Class A	2,714	4,657
Ferrari NV	696	336,606
Ford Otomotiv Sanayi AS	3,410	8,123
Geely Automobile Holdings Ltd.	67,000	168,353
Great Wall Motor Co. Ltd., Class H	23,033	49,735
Guangzhou Automobile Group Co. Ltd., Class A	10,000	10,691
Honda Motor Co. Ltd.	21,824	226,242
Hyundai Motor Co.	1,371	210,089
Hyundai Motor India Ltd.	1,586	46,164
Isuzu Motors Ltd.	2,900	36,710
Kia Corp.	2,470	177,277
Li Auto, Inc., Class A (a)	13,300	173,336
Mahindra & Mahindra Ltd.	9,645	372,270
Maruti Suzuki India Ltd.	1,276	230,356
Mercedes-Benz Group AG	3,984	250,304
NIO, Inc., Class A (a)	14,033	103,529
Nissan Motor Co. Ltd. (a)	13,200	32,516
Renault SA	1,034	42,280
SAIC Motor Corp. Ltd., Class A	6,300	15,133
Seres Group Co. Ltd., Class A	600	14,443
Subaru Corp.	3,300	67,705
Suzuki Motor Corp.	8,600	125,810
Tata Motors Ltd.	20,858	159,791
Toyota Motor Corp.	52,461	1,012,206
XPeng, Inc., Class A (a)	13,400	160,430
Zhejiang Leapmotor Technology Co. Ltd., Class H (a)(f)	4,400	37,522
		4,818,557
Automotive Parts & Equipment - 0.1%
Aisin Corp.	2,700	46,802
Aptiv PLC (a)	1,591	137,176
Bharat Forge Ltd.	2,331	31,830
Bosch Ltd.	68	29,214
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	300	5,677
Denso Corp.	9,560	138,236
Fuyao Glass Industry Group Co. Ltd., Class A	900	9,270
Fuyao Glass Industry Group Co. Ltd., Class H (f)	4,956	49,876

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	63

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Garrett Motion, Inc.	4,520	$61,562
Huayu Automotive Systems Co. Ltd., Class A	1,768	5,085
Huizhou Desay Sv Automotive Co. Ltd., Class A	200	4,244
Hyundai Mobis Co. Ltd.	642	136,586
Magna International, Inc.	1,527	72,366
Ningbo Tuopu Group Co. Ltd., Class A	1,160	13,181
Samvardhana Motherson International Ltd.	42,208	50,223
Sumitomo Electric Industries Ltd.	3,866	110,416
Tube Investments of India Ltd.	1,021	35,610
		937,354
Automotive Retail - 0.0%*
Abu Dhabi National Oil Co. for Distribution PJSC	26,028	26,928
Empresas Copec SA	3,013	22,060
Hotai Motor Co. Ltd.	2,940	57,202
Vibra Energia SA	10,600	48,944
		155,134
Biotechnology - 0.2%
3SBio, Inc. (f)	17,000	65,549
ADC Therapeutics SA (a)	2,357	9,428
Akeso, Inc. (a)(f)	7,000	127,037
Alteogen, Inc. (a)	420	137,101
Argenx SE (a)	337	244,396
Aurinia Pharmaceuticals, Inc. (a)	4,016	44,377
Benitec Biopharma, Inc. (a)	442	6,201
BeOne Medicines Ltd., Class H (a)	9,500	250,553
Bright Minds Biosciences, Inc. (a)	150	9,099
Celltrion, Inc.	1,693	209,234
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,150	9,175
CRISPR Therapeutics AG (a)	2,855	185,033
Fennec Pharmaceuticals, Inc. (a)	962	9,004
Genmab AS (a)	333	101,035
Grifols SA	1,767	25,590
Imeik Technology Development Co. Ltd., Class A	420	10,698
Innovent Biologics, Inc. (a)(f)	15,000	185,852
PharmaEssentia Corp.	3,329	56,252
Prothena Corp. PLC (a)	1,415	13,810
Shanghai RAAS Blood Products Co. Ltd., Class A	5,500	5,163
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H (a)	400	26,425
Swedish Orphan Biovitrum AB (a)	860	26,225
TuHURA Biosciences, Inc. (a)	1,361	3,375
Xenon Pharmaceuticals, Inc. (a)	2,619	105,153
		1,865,765
Brewers - 0.1%
Ambev SA	50,600	114,872
Anheuser-Busch InBev SA	5,459	325,848
Asahi Group Holdings Ltd.	7,900	94,975
Carlsberg AS, Class B	511	59,427
	Number of Shares	Fair Value
China Resources Beer Holdings Co. Ltd.	21,500	$75,826
Heineken Holding NV	743	50,941
Heineken NV	1,575	122,918
Kirin Holdings Co. Ltd.	4,400	64,577
Tsingtao Brewery Co. Ltd., Class A	800	7,399
Tsingtao Brewery Co. Ltd., Class H	4,924	33,542
		950,325
Broadcasting - 0.0%*
E Media Holdings Ltd.	2,028	212
Broadline Retail - 0.8%
Alibaba Group Holding Ltd.	176,600	4,017,557
Allegro.eu SA (a)(f)	7,461	73,204
Canadian Tire Corp. Ltd., Class A	227	27,028
Coupang, Inc. (a)	8,440	271,768
Dollarama, Inc.	1,528	201,559
Falabella SA	7,094	42,053
GoTo Gojek Tokopedia Tbk. PT (a)	9,447,100	30,612
JD.com, Inc., Class A	25,576	455,282
MINISO Group Holding Ltd. ADR	576	12,960
Naspers Ltd., N Shares	1,606	582,235
Next PLC	637	106,123
Pan Pacific International Holdings Corp.	10,500	69,320
PDD Holdings, Inc. ADR (a)	7,257	959,158
Prosus NV	7,232	509,346
Rakuten Group, Inc. (a)	8,200	53,297
Ryohin Keikaku Co. Ltd.	2,800	55,835
Sea Ltd. ADR (a)	2,100	375,333
Vipshop Holdings Ltd. ADR	3,134	61,552
Vishal Mega Mart Ltd. (a)	16,034	26,909
Wesfarmers Ltd.	6,269	382,323
		8,313,454
Building Products - 0.1%
AGC, Inc.	900	29,404
Assa Abloy AB, Class B	5,521	191,721
Astral Ltd.	1,331	20,483
Beijing New Building Materials PLC, Class A	1,600	5,311
Belimo Holding AG	53	55,388
Cie de Saint-Gobain SA	2,479	266,990
Daikin Industries Ltd.	1,452	167,926
Geberit AG	189	141,860
Kingspan Group PLC	881	73,291
Nibe Industrier AB, Class B	8,147	32,085
Rockwool AS, Class B	557	20,701
		1,005,160
Cargo Ground Transportation - 0.0%*
TFI International, Inc.	424	37,323
Casinos & Gaming - 0.1%
Aristocrat Leisure Ltd.	3,085	143,080
Entain PLC	3,492	41,078
Evolution AB (f)	780	64,141
FDJ UNITED	604	20,227
Flutter Entertainment PLC (a)	1,200	304,800
Galaxy Entertainment Group Ltd.	12,000	66,136
Genius Sports Ltd. (a)	7,634	94,509

See Notes to Schedule of Investments.
64	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Genting Singapore Ltd.	35,800	$20,410
Lottery Corp. Ltd.	12,015	46,822
OPAP SA	1,582	36,935
Sands China Ltd.	14,400	40,163
Super Group SGHC Ltd.	5,552	73,286
		951,587
Coal & Consumable Fuels - 0.1%
Cameco Corp.	2,396	201,130
China Coal Energy Co. Ltd., Class H	15,000	17,910
China Shenhua Energy Co. Ltd., Class A	3,300	17,826
China Shenhua Energy Co. Ltd., Class H	37,990	181,640
Coal India Ltd.	20,795	91,329
Encore Energy Corp. (a)	6,352	20,390
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	3,800	12,033
Inner Mongolia Yitai Coal Co. Ltd., Class B	8,600	16,478
Petrindo Jaya Kreasi Tbk. PT	250,000	24,302
Shaanxi Coal Industry Co. Ltd., Class A	3,600	10,102
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	5,200	10,389
United Tractors Tbk. PT	14,700	23,618
Yankuang Energy Group Co. Ltd., Class A	4,485	8,376
Yankuang Energy Group Co. Ltd., Class H	26,900	35,196
		670,719
Commercial Printing - 0.0%*
Cimpress PLC (a)	527	33,222
Dai Nippon Printing Co. Ltd.	2,300	39,176
TOPPAN Holdings, Inc.	1,300	33,405
		105,803
Commodity Chemicals - 0.1%
Asahi Kasei Corp.	7,000	55,195
Barito Pacific Tbk. PT (a)	178,588	40,186
Chandra Asri Pacific Tbk. PT	76,300	35,369
Formosa Chemicals & Fibre Corp.	30,000	29,283
Formosa Plastics Corp.	39,000	49,329
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,860	9,961
Hengli Petrochemical Co. Ltd., Class A	7,500	18,036
Jiangsu Eastern Shenghong Co. Ltd., Class A (a)	4,600	6,138
LB Group Co. Ltd., Class A	2,100	5,734
LG Chem Ltd.	559	110,760
Mesaieed Petrochemical Holding Co.	65,734	23,434
Nan Ya Plastics Corp.	50,000	64,719
Orion SA	1,839	13,940
Petronas Chemicals Group Bhd.	16,900	16,986
Rongsheng Petrochemical Co. Ltd., Class A	850	1,151
Sahara International Petrochemical Co.	2,644	14,383
Satellite Chemical Co. Ltd., Class A	3,525	9,565
Saudi Aramco Base Oil Co.	696	16,545
Saudi Basic Industries Corp.	10,136	166,357
	Number of Shares	Fair Value
Solar Industries India Ltd.	242	$36,321
Supreme Industries Ltd.	453	21,528
Toray Industries, Inc.	7,900	50,566
Yanbu National Petrochemical Co.	2,034	18,950
Zhejiang Juhua Co. Ltd., Class A	500	2,807
		817,243
Communications Equipment - 0.1%
Accton Technology Corp.	5,000	171,435
BYD Electronic International Co. Ltd.	6,520	34,643
Nokia OYJ	28,443	136,322
Telefonaktiebolaget LM Ericsson, Class B	15,715	130,063
Yealink Network Technology Corp. Ltd., Class A	1,540	7,995
Zhongji Innolight Co. Ltd., Class A	700	39,647
ZTE Corp., Class A	2,700	17,289
ZTE Corp., Class H	5,000	22,814
		560,208
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	978	78,142
AtkinsRealis Group, Inc.	900	64,968
Bouygues SA	1,089	49,033
Budimex SA	101	14,176
China Communications Services Corp. Ltd., Class H	13,733	8,119
China Energy Engineering Corp. Ltd., Class A	34,900	11,801
China National Chemical Engineering Co. Ltd., Class A	10,700	11,169
China Railway Group Ltd., Class A	5,800	4,484
China Railway Group Ltd., Class H	43,000	21,720
China State Construction Engineering Corp. Ltd., Class A	19,800	15,140
China State Construction International Holdings Ltd.	20,000	25,474
Eiffage SA	393	50,195
Gamuda Bhd.	39,271	51,602
Kajima Corp.	2,400	70,138
Larsen & Toubro Ltd.	6,955	286,617
Metallurgical Corp. of China Ltd., Class A	24,100	13,018
Obayashi Corp.	3,700	60,855
Power Construction Corp. of China Ltd., Class A	12,000	9,395
Rail Vikas Nigam Ltd.	4,468	17,082
Sichuan Road & Bridge Group Co. Ltd., Class A	9,800	11,124
Skanska AB, Class B	1,955	50,699
Stantec, Inc.	600	64,722
Taisei Corp.	800	55,090
Vinci SA	2,733	378,770
Voltas Ltd.	2,396	36,525
WSP Global, Inc.	718	141,133
		1,601,191
Construction Machinery & Heavy Transportation Equipment - 0.2%
Aebi Schmidt Holding AG	1,144	14,266
Alstom SA (a)	1,987	51,644

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	65

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Ashok Leyland Ltd.	29,270	$47,032
China CSSC Holdings Ltd., Class A	4,000	19,418
CRRC Corp. Ltd., Class A	13,000	13,625
CRRC Corp. Ltd., Class H	63,000	48,584
Cummins India Ltd.	1,648	72,879
Daimler Truck Holding AG	2,597	106,863
Doosan Bobcat, Inc.	610	24,130
Epiroc AB, Class A	3,749	79,085
Epiroc AB, Class B	2,096	39,535
Hanwha Ocean Co. Ltd. (a)	1,048	82,388
HD Hyundai Heavy Industries Co. Ltd.	198	72,677
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	461	135,042
Hyundai Rotem Co. Ltd.	808	126,120
Knorr-Bremse AG	391	36,685
Komatsu Ltd.	5,114	178,679
Metso OYJ	3,574	49,071
Samsung Heavy Industries Co. Ltd. (a)	7,822	122,092
Sany Heavy Industry Co. Ltd., Class A	5,300	17,282
Sinotruk Hong Kong Ltd.	8,000	23,608
Toyota Industries Corp.	900	101,405
Volvo AB, Class A	2,388	68,453
Volvo AB, Class B	6,378	182,759
Weichai Power Co. Ltd., Class H	22,401	40,164
XCMG Construction Machinery Co. Ltd., Class A	9,300	15,005
Yangzijiang Shipbuilding Holdings Ltd.	15,300	39,995
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,800	20,904
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	8,700	9,777
		1,839,167
Construction Materials - 0.1%
Ambuja Cements Ltd.	6,240	40,056
Anhui Conch Cement Co. Ltd., Class A	2,769	9,021
Anhui Conch Cement Co. Ltd., Class H	19,081	57,632
Asia Cement Corp.	23,000	28,790
Cemex SAB de CV	165,200	147,786
China Jushi Co. Ltd., Class A	4,114	10,009
China National Building Material Co. Ltd., Class H	30,990	21,987
Grasim Industries Ltd.	3,252	100,975
Heidelberg Materials AG	737	165,877
Shree Cement Ltd.	67	22,083
Siam Cement PCL NVDR	5,839	41,443
TCC Group Holdings Co. Ltd.	59,595	46,928
Titan America SA (a)	818	12,221
UltraTech Cement Ltd.	1,293	177,985
		882,793
Consumer Electronics - 0.1%
Dixon Technologies India Ltd.	320	58,826
LG Electronics, Inc.	1,266	68,215
Panasonic Holdings Corp.	12,800	139,540
Sony Group Corp.	34,045	981,804
		1,248,385
	Number of Shares	Fair Value
Consumer Finance - 0.1%
Bajaj Finance Ltd.	28,017	$315,200
Cholamandalam Investment & Finance Co. Ltd.	4,808	87,226
Muthoot Finance Ltd.	1,041	36,079
Qfin Holdings, Inc. ADR	1,100	31,658
SBI Cards & Payment Services Ltd.	3,897	38,490
Shriram Finance Ltd.	14,931	103,605
Sundaram Finance Ltd.	575	28,569
		640,827
Consumer Staples Merchandise Retail - 0.0%*
Aeon Co. Ltd.	12,225	148,586
Carrefour SA	3,185	48,258
Cencosud SA	10,731	30,523
Wal-Mart de Mexico SAB de CV	53,586	165,354
		392,721
Copper - 0.1%
Amman Mineral Internasional PT (a)	119,600	51,852
Antofagasta PLC	2,254	83,478
First Quantum Minerals Ltd. (a)	4,042	91,449
Jiangxi Copper Co. Ltd., Class H	8,782	34,426
KGHM Polska Miedz SA (a)	1,370	60,421
Lundin Mining Corp.	3,687	55,011
MAC Copper Ltd., Class A (a)	2,124	25,934
Southern Copper Corp.	1,567	190,171
Tongling Nonferrous Metals Group Co. Ltd., Class A	7,200	5,415
		598,157
Data Processing & Outsourced Services - 0.0%*
Computershare Ltd.	2,825	67,945
Teleperformance SE	319	23,741
WNS Holdings Ltd. (a)	1,296	98,846
		190,532
Distillers & Vintners - 0.1%
Anhui Gujing Distillery Co. Ltd., Class A	400	9,012
Anhui Gujing Distillery Co. Ltd., Class B	800	11,105
Davide Campari-Milano NV	3,647	23,012
Diageo PLC	12,291	293,788
Jiangsu King's Luck Brewery JSC Ltd., Class A	1,400	7,719
Jiangsu Yanghe Distillery Co. Ltd., Class A	100	953
Kweichow Moutai Co. Ltd., Class A	800	162,078
Luzhou Laojiao Co. Ltd., Class A	600	11,105
Pernod Ricard SA	1,104	108,368
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	440	11,977
United Spirits Ltd.	3,549	52,934
Wuliangye Yibin Co. Ltd., Class A	2,300	39,201
		731,252
Distributors - 0.0%*
D'ieteren Group	127	23,756
GigaCloud Technology, Inc., Class A (a)	857	24,339

See Notes to Schedule of Investments.
66	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Zhejiang China Commodities City Group Co. Ltd., Class A	1,400	$3,644
		51,739
Diversified Banks - 3.2%
ABN AMRO Bank NV (f)	3,192	102,204
Absa Group Ltd.	9,349	98,131
Abu Dhabi Commercial Bank PJSC	32,831	130,323
Abu Dhabi Islamic Bank PJSC	16,561	98,203
Agricultural Bank of China Ltd., Class A	45,447	42,530
Agricultural Bank of China Ltd., Class H	294,717	198,867
AIB Group PLC	11,884	107,730
Akbank TAS	32,402	48,860
Al Rajhi Bank	20,220	577,992
Al Rayan Bank	59,930	39,174
Alinma Bank	13,911	99,412
Alpha Bank SA	23,885	101,426
AMMB Holdings Bhd.	24,600	33,026
ANZ Group Holdings Ltd.	16,480	362,724
Arab National Bank	10,756	70,871
Axis Bank Ltd.	23,611	300,919
Banca Monte dei Paschi di Siena SpA	10,854	96,161
Banco Bilbao Vizcaya Argentaria SA	31,878	612,042
Banco BPM SpA	6,455	96,514
Banco Bradesco SA	15,667	44,804
Banco Comercial Portugues SA, Class R	44,717	39,575
Banco de Chile	526,884	79,996
Banco de Credito e Inversiones SA	855	37,791
Banco de Sabadell SA	27,538	106,779
Banco do Brasil SA	19,800	82,129
Banco Santander Chile	538,485	35,662
Banco Santander SA	82,372	858,889
Bank AlBilad	6,798	52,278
Bank Al-Jazira (a)	6,106	20,873
Bank Central Asia Tbk. PT	571,200	261,350
Bank Hapoalim BM	6,862	139,837
Bank Leumi Le-Israel BM	8,212	162,301
Bank Mandiri Persero Tbk. PT	398,400	105,188
Bank Millennium SA (a)	5,250	20,897
Bank Negara Indonesia Persero Tbk. PT	188,700	46,425
Bank of Baroda	8,996	26,195
Bank of Beijing Co. Ltd., Class A	12,200	9,432
Bank of China Ltd., Class A	17,494	12,714
Bank of China Ltd., Class H	741,868	406,195
Bank of Communications Co. Ltd., Class A	29,600	27,908
Bank of Communications Co. Ltd., Class H	99,127	83,196
Bank of Ireland Group PLC	5,260	86,620
Bank of Montreal	3,971	517,566
Bank of Nova Scotia	6,882	445,099
Bank of NT Butterfield & Son Ltd.	1,439	61,762
Bank of Shanghai Co. Ltd., Class A	9,900	12,446
Bank of the Philippine Islands	17,822	35,215
Bank Polska Kasa Opieki SA	1,962	94,481
Bank Rakyat Indonesia Persero Tbk. PT	704,809	164,942
	Number of Shares	Fair Value
Bankinter SA	3,856	$60,735
Banque Saudi Fransi	14,942	71,120
Barclays PLC	78,142	399,334
BDO Unibank, Inc.	20,539	46,901
BNP Paribas SA	5,628	511,375
BOC Hong Kong Holdings Ltd.	20,000	93,928
Boubyan Bank KSCP	13,021	30,129
BPER Banca SpA	8,309	92,124
CaixaBank SA	21,480	225,788
Canadian Imperial Bank of Commerce	5,156	412,102
Canara Bank	19,083	26,588
Capitec Bank Holdings Ltd.	871	175,386
Chang Hwa Commercial Bank Ltd.	80,369	51,816
China CITIC Bank Corp. Ltd., Class H	90,881	78,144
China Common Rich Renewable Energy Investments Ltd. (a)(c)**	64,000	—
China Construction Bank Corp., Class A	23,400	28,268
China Construction Bank Corp., Class H	991,000	952,738
China Everbright Bank Co. Ltd., Class A	34,220	16,132
China Everbright Bank Co. Ltd., Class H	10,883	4,532
China Merchants Bank Co. Ltd., Class A	14,000	79,375
China Merchants Bank Co. Ltd., Class H	38,000	228,379
China Minsheng Banking Corp. Ltd., Class A	14,500	8,097
China Minsheng Banking Corp. Ltd., Class H	65,700	34,706
China Zheshang Bank Co. Ltd., Class A	23,140	9,675
CIMB Group Holdings Bhd.	87,694	152,946
Commercial Bank PSQC	29,636	37,369
Commercial International Bank - Egypt (CIB)	24,801	52,349
Commerzbank AG	4,239	159,835
Commonwealth Bank of Australia	9,264	1,024,718
Credicorp Ltd.	700	186,396
Credit Agricole SA	5,785	113,652
CTBC Financial Holding Co. Ltd.	167,000	235,065
Danske Bank AS	3,674	156,669
DBS Group Holdings Ltd.	11,741	465,833
DNB Bank ASA	4,869	132,487
Dubai Islamic Bank PJSC	35,264	91,976
E.Sun Financial Holding Co. Ltd.	145,064	158,734
Emirates NBD Bank PJSC	20,231	133,845
Erste Group Bank AG	1,694	165,605
Eurobank Ergasias Services & Holdings SA, Class A	27,865	107,457
FinecoBank Banca Fineco SpA	3,480	75,258
First Abu Dhabi Bank PJSC	47,163	200,825
First Financial Holding Co. Ltd.	121,118	118,622
Grupo Cibest SA	3,262	50,396
Grupo Financiero Banorte SAB de CV, Class O	26,500	266,670
Grupo Financiero Inbursa SAB de CV, Class O	18,800	51,644
Gulf Bank KSCP	17,838	20,433

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	67

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Haci Omer Sabanci Holding AS	10,499	$21,917
Hana Financial Group, Inc.	3,029	188,253
Hang Seng Bank Ltd.	4,300	65,492
HDFC Bank Ltd.	116,136	1,243,911
Hong Leong Bank Bhd.	6,300	30,718
HSBC Holdings PLC	96,255	1,354,146
Hua Nan Financial Holdings Co. Ltd.	99,292	96,432
Huaxia Bank Co. Ltd., Class A	7,000	6,462
ICICI Bank Ltd.	53,972	819,409
IDFC First Bank Ltd.	32,400	25,460
IndusInd Bank Ltd. (a)	5,854	48,496
Industrial & Commercial Bank of China Ltd., Class A	33,600	34,414
Industrial & Commercial Bank of China Ltd., Class H	678,505	500,568
Industrial Bank Co. Ltd., Class A	12,500	34,813
Industrial Bank of Korea	3,538	49,071
ING Groep NV	16,697	433,089
Intesa Sanpaolo SpA	78,753	519,490
Israel Discount Bank Ltd., Class A	7,017	69,543
Japan Post Bank Co. Ltd.	9,800	120,406
Kasikornbank PCL	3,212	16,603
KB Financial Group, Inc.	3,892	320,392
KBC Group NV	1,263	150,554
Komercni Banka AS	792	39,743
Kotak Mahindra Bank Ltd.	11,196	251,274
Krung Thai Bank PCL NVDR	36,068	27,603
Kuwait Finance House KSCP	116,311	302,626
Lloyds Banking Group PLC	330,908	373,406
Malayan Banking Bhd.	57,589	135,608
mBank SA (a)	162	40,189
Mega Financial Holding Co. Ltd.	117,795	164,259
Metropolitan Bank & Trust Co.	14,020	16,381
Mitsubishi UFJ Financial Group, Inc.	63,482	1,029,054
Mizrahi Tefahot Bank Ltd.	891	58,771
Mizuho Financial Group, Inc.	13,900	469,467
Moneta Money Bank AS (f)	2,917	23,302
National Australia Bank Ltd.	16,932	495,437
National Bank of Canada	2,160	229,490
National Bank of Greece SA	9,047	131,443
National Bank of Kuwait SAKP	88,427	307,056
NatWest Group PLC	44,728	314,082
Nedbank Group Ltd.	4,003	49,537
Nordea Bank Abp	17,230	282,695
NU Holdings Ltd., Class A (a)	56,500	904,565
OTP Bank Nyrt	2,228	192,806
Oversea-Chinese Banking Corp. Ltd.	18,630	237,572
Ping An Bank Co. Ltd., Class A	9,900	15,751
Piraeus Financial Holdings SA	12,015	101,845
Postal Savings Bank of China Co. Ltd., Class A	12,000	9,681
Postal Savings Bank of China Co. Ltd., Class H (f)	104,675	73,457
Powszechna Kasa Oszczednosci Bank Polski SA	8,548	166,066
Public Bank Bhd.	156,500	161,018
Punjab National Bank	18,098	22,998
Qatar International Islamic Bank QSC	8,620	25,687
	Number of Shares	Fair Value
Qatar Islamic Bank QPSC	18,220	$119,598
Qatar National Bank QPSC	49,680	253,517
RHB Bank Bhd.	17,271	27,085
Riyad Bank	15,854	114,988
Royal Bank of Canada	7,804	1,150,465
Santander Bank Polska SA	444	57,864
Saudi Awwal Bank	11,208	95,876
Saudi Investment Bank	5,604	21,309
Saudi National Bank	30,334	316,913
Sberbank of Russia PJSC (a)(c)**	192,160	—
SCB X PCL NVDR	10,310	40,884
Shanghai Commercial & Savings Bank Ltd.	45,565	62,865
Shanghai Pudong Development Bank Co. Ltd., Class A	14,400	24,042
Shanghai Rural Commercial Bank Co. Ltd., Class A	5,400	6,198
Shinhan Financial Group Co. Ltd.	4,490	226,572
SinoPac Financial Holdings Co. Ltd.	122,703	100,649
Skandinaviska Enskilda Banken AB, Class A	8,326	162,800
Societe Generale SA	3,974	263,170
Standard Bank Group Ltd.	13,056	178,890
Standard Chartered PLC	10,887	210,396
State Bank of India	17,715	174,070
Sumitomo Mitsui Financial Group, Inc.	20,399	576,810
Sumitomo Mitsui Trust Group, Inc.	3,600	104,793
Svenska Handelsbanken AB, Class A	7,962	103,619
Swedbank AB, Class A	4,648	139,957
Taiwan Business Bank	68,614	35,457
Taiwan Cooperative Financial Holding Co. Ltd.	118,073	95,495
TCS Group Holding PLC GDR (a)(c)**	500	—
TMBThanachart Bank PCL	400,000	23,453
Toronto-Dominion Bank	9,519	761,301
TS Financial Holding Co. Ltd.	226,309	133,656
Turkiye Is Bankasi AS, Class C	125,718	42,782
UniCredit SpA	7,755	587,459
Union Bank of India Ltd.	17,524	27,337
United Overseas Bank Ltd.	6,900	185,078
VTB Bank PJSC (a)(c)**	14,053	—
Westpac Banking Corp.	18,917	488,576
Woori Financial Group, Inc.	7,252	134,129
Yapi ve Kredi Bankasi AS (a)	23,452	19,143
Yes Bank Ltd. (a)	126,490	30,273
		34,991,787
Diversified Capital Markets - 0.1%
Banco BTG Pactual SA	13,608	123,315
Deutsche Bank AG	10,225	359,830
Macquarie Group Ltd.	1,998	290,431
Mirae Asset Securities Co. Ltd.	1,999	30,419
UBS Group AG	17,563	717,619
		1,521,614
Diversified Chemicals - 0.0%*
BASF SE	4,925	245,306
Mitsubishi Chemical Group Corp.	6,000	34,586

See Notes to Schedule of Investments.
68	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Ningxia Baofeng Energy Group Co. Ltd., Class A	3,200	$7,992
Pidilite Industries Ltd.	3,732	61,703
Sasol Ltd. (a)	6,270	39,054
SRF Ltd.	1,201	38,193
		426,834
Diversified Financial Services - 0.1%
Bajaj Finserv Ltd.	4,236	95,723
Banca Mediolanum SpA	1,330	26,645
FirstRand Ltd.	50,909	229,161
Jio Financial Services Ltd.	31,176	102,950
M&G PLC	12,325	41,979
Meritz Financial Group, Inc.	739	59,782
ORIX Corp.	6,400	168,228
Triller Group, Inc. (a)	3,554	2,950
Yuanta Financial Holding Co. Ltd.	111,528	127,526
		854,944
Diversified Metals & Mining - 0.3%
Anglo American PLC	6,162	231,032
BHP Group Ltd.	28,087	791,681
Boliden AB (a)	1,628	66,245
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,000	13,553
CMOC Group Ltd., Class A	14,500	31,940
CMOC Group Ltd., Class H	33,000	66,548
Critical Metals Corp. (a)	1,078	6,705
Glencore PLC (a)	55,876	256,962
GMK Norilskiy Nickel PAO (a)(c)**	30,500	—
Grupo Mexico SAB de CV	32,742	285,261
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	4,000	11,230
Ivanhoe Mines Ltd., Class A (a)	3,982	42,241
Korea Zinc Co. Ltd.	37	24,288
Lifezone Metals Ltd. (a)	965	5,288
MMC Norilsk Nickel PJSC ADR (a)(c)**	8,131	—
MMG Ltd. (a)	52,000	45,114
Rio Tinto Ltd.	2,035	164,582
Rio Tinto PLC	6,235	410,251
Saudi Arabian Mining Co. (a)	14,234	242,914
South32 Ltd.	25,892	47,018
Sumitomo Metal Mining Co. Ltd.	1,100	35,506
Teck Resources Ltd., Class B	2,546	111,710
Vedanta Ltd.	15,755	82,653
Western Mining Co. Ltd., Class A	1,400	4,321
		2,977,043
Diversified Real Estate Activities - 0.1%
Aldar Properties PJSC	43,498	112,268
Ayala Land, Inc.	55,900	23,388
Barwa Real Estate Co.	12,066	8,845
Daito Trust Construction Co. Ltd.	1,500	32,959
Daiwa House Industry Co. Ltd.	3,100	111,670
DLF Ltd.	8,536	68,547
Makkah Construction & Development Co.	893	21,240
Mitsubishi Estate Co. Ltd.	5,800	133,645
Mitsui Fudosan Co. Ltd.	14,500	158,367
	Number of Shares	Fair Value
Phoenix Mills Ltd.	2,078	$36,405
Sumitomo Realty & Development Co. Ltd.	1,700	75,190
Sun Hung Kai Properties Ltd.	8,000	95,830
Wharf Holdings Ltd.	6,000	17,166
		895,520
Diversified REITs - 0.0%*
CapitaLand Integrated Commercial Trust	33,412	59,350
Covivio SA	331	22,246
Fibra Uno Administracion SA de CV	24,600	36,217
Land Securities Group PLC	3,102	24,305
Stockland	13,006	52,753
		194,871
Diversified Support Services - 0.0%*
Brambles Ltd.	7,504	123,337
Element Fleet Management Corp.	2,302	59,626
Indian Railway Catering & Tourism Corp. Ltd.	1,797	14,176
RB Global, Inc.	2,337	253,214
		450,353
Drug Retail - 0.0%*
Alibaba Health Information Technology Ltd. (a)	38,000	32,528
Clicks Group Ltd.	2,503	51,132
JD Health International, Inc. (a)(f)	9,950	85,044
MatsukiyoCocokara & Co.	1,500	30,511
Nahdi Medical Co.	553	17,548
Raia Drogasil SA	13,724	47,468
		264,231
Education Services - 0.0%*
New Oriental Education & Technology Group, Inc. (a)	10,700	58,118
Pearson PLC	3,154	44,860
TAL Education Group ADR (a)	3,800	42,560
		145,538
Electric Utilities - 0.3%
Acciona SA	146	29,318
BKW AG	125	26,692
Centrais Eletricas Brasileiras SA	11,827	116,637
CEZ AS	1,383	85,965
Chubu Electric Power Co., Inc.	3,700	51,572
CK Infrastructure Holdings Ltd.	3,500	22,987
CLP Holdings Ltd.	9,000	74,553
Contact Energy Ltd.	4,863	25,696
CPFL Energia SA	2,500	18,496
EDP SA	17,854	84,690
Elia Group SA	231	26,640
Emera, Inc.	1,692	81,195
Endesa SA	1,819	58,157
Enel Americas SA	147,255	14,855
Enel Chile SA	255,380	19,760
Enel SpA	44,948	425,997
Energisa SA	2,467	23,560
Equatorial Energia SA	15,313	106,245
Fortis, Inc.	2,746	139,313
Fortum OYJ	2,577	48,766
Hydro One Ltd. (f)	1,879	67,049

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	69

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Iberdrola SA	35,115	$664,494
Inter RAO UES PJSC (a)(c)**	467,243	—
Interconexion Electrica SA ESP	4,716	28,132
Kansai Electric Power Co., Inc.	5,400	77,461
Korea Electric Power Corp.	2,756	70,813
Manila Electric Co.	2,390	21,765
Origin Energy Ltd.	9,803	81,212
PGE Polska Grupa Energetyczna SA (a)	10,086	29,859
Power Assets Holdings Ltd.	8,000	50,671
Power Grid Corp. of India Ltd.	49,082	154,921
Public Power Corp. SA	1,890	31,135
Redeia Corp. SA	2,187	42,246
Saudi Electricity Co.	6,652	26,944
SSE PLC	6,178	144,843
Tata Power Co. Ltd.	19,423	85,019
Tenaga Nasional Bhd.	30,700	96,437
Terna - Rete Elettrica Nazionale	8,000	81,197
Torrent Power Ltd.	1,639	22,500
Verbund AG	403	29,311
		3,287,103
Electrical Components & Equipment - 0.2%
ABB Ltd.	8,668	624,458
CG Power & Industrial Solutions Ltd.	7,135	59,542
CNGR Advanced Material Co. Ltd., Class A	280	1,960
Contemporary Amperex Technology Co. Ltd., Class A	2,900	163,566
Contemporary Amperex Technology Co. Ltd., Class H	700	51,418
Ecopro BM Co. Ltd. (a)	456	36,726
Ecopro Co. Ltd.	1,001	33,853
Eve Energy Co. Ltd., Class A	100	1,277
Fortune Electric Co. Ltd.	1,320	25,163
Fuji Electric Co. Ltd.	700	47,133
Fujikura Ltd.	1,400	137,028
Goneo Group Co. Ltd., Class A	812	5,088
Havells India Ltd.	3,022	51,122
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,400	11,680
Legrand SA	1,446	238,886
LG Energy Solution Ltd. (a)	506	125,323
LS Electric Co. Ltd.	134	27,172
NIDEC Corp.	4,700	83,810
Ningbo Deye Technology Co. Ltd., Class A	705	8,012
Polycab India Ltd.	418	34,301
POSCO Future M Co. Ltd. (a)	279	28,535
Prysmian SpA	1,542	152,521
Sungrow Power Supply Co. Ltd., Class A	660	14,999
T1 Energy, Inc. (a)	3,388	7,386
TBEA Co. Ltd., Class A	5,460	13,636
Voltronic Power Technology Corp.	1,000	30,415
WEG SA	17,746	121,927
Zhejiang Chint Electrics Co. Ltd., Class A	1,800	7,756
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,530	14,146
		2,158,839
	Number of Shares	Fair Value
Electronic Components - 0.2%
AUO Corp.	58,200	$26,066
Avary Holding Shenzhen Co. Ltd., Class A	2,900	22,814
BOE Technology Group Co. Ltd., Class A	28,600	16,693
Chaozhou Three-Circle Group Co. Ltd., Class A	2,200	14,300
Delta Electronics Thailand PCL NVDR	33,432	163,523
Delta Electronics, Inc.	20,000	560,404
E Ink Holdings, Inc.	10,000	78,909
Elite Material Co. Ltd.	3,000	120,579
Eoptolink Technology, Inc. Ltd., Class A	600	30,791
Innolux Corp.	75,293	35,574
Kyocera Corp.	7,000	94,299
Largan Precision Co. Ltd.	1,000	77,105
Lens Technology Co. Ltd., Class A	4,960	23,299
LG Display Co. Ltd. (a)	2,053	21,085
Lingyi iTech Guangdong Co., Class A	8,000	18,307
Lotes Co. Ltd.	1,000	50,692
Luxshare Precision Industry Co. Ltd., Class A	5,600	50,827
Murata Manufacturing Co. Ltd.	9,100	173,484
Samsung Electro-Mechanics Co. Ltd.	466	64,268
Samsung SDI Co. Ltd.	713	104,177
Shengyi Technology Co. Ltd., Class A	1,400	10,611
Shennan Circuits Co. Ltd., Class A	1,040	31,611
Sunny Optical Technology Group Co. Ltd.	7,100	82,540
TDK Corp.	10,700	155,662
Unimicron Technology Corp.	15,000	74,562
Victory Giant Technology Huizhou Co. Ltd., Class A	1,000	40,057
Yageo Corp.	16,572	92,435
Zhen Ding Technology Holding Ltd.	5,665	30,855
		2,265,529
Electronic Equipment & Instruments - 0.1%
Halma PLC	2,153	99,998
Hexagon AB, Class B	11,366	135,230
Keyence Corp.	1,082	404,271
Shimadzu Corp.	1,400	35,406
SUPCON Technology Co. Ltd., Class A	1,570	12,133
TCL Technology Group Corp., Class A	14,329	8,665
Wuhan Guide Infrared Co. Ltd., Class A (a)	4,550	7,884
Yokogawa Electric Corp.	1,200	34,574
Zhejiang Dahua Technology Co. Ltd., Class A	2,800	7,916
		746,077
Electronic Manufacturing Services - 0.2%
AAC Technologies Holdings, Inc.	6,000	35,273
Celestica, Inc. (a)	600	147,680
Fabrinet (a)	1,247	454,681
Foxconn Industrial Internet Co. Ltd., Class A	5,500	50,938
GoerTek, Inc., Class A	2,448	12,880

See Notes to Schedule of Investments.
70	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Hon Hai Precision Industry Co. Ltd.	129,000	$914,233
Wingtech Technology Co. Ltd., Class A (a)	1,200	7,826
		1,623,511
Environmental & Facilities Services - 0.0%*
Rentokil Initial PLC	14,378	72,741
Zhejiang Weiming Environment Protection Co. Ltd., Class A	2,300	6,364
		79,105
Fertilizers & Agricultural Chemicals - 0.0%*
Coromandel International Ltd.	1,085	27,475
ICL Group Ltd.	4,587	28,742
Nutrien Ltd.	2,681	157,480
PhosAgro PJSC (a)(c)**	13	—
PhosAgro PJSC GDR (a)(c)**	1,956	—
PI Industries Ltd.	788	31,182
Qinghai Salt Lake Industry Co. Ltd., Class A (a)	3,300	9,654
SABIC Agri-Nutrients Co.	2,118	67,321
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,470	9,222
UPL Ltd.	4,421	32,654
Yara International ASA	726	26,529
		390,259
Financial Exchanges & Data - 0.1%
ASX Ltd.	1,117	43,374
B3 SA - Brasil Bolsa Balcao	57,600	144,932
BSE Ltd.	1,766	40,579
Deutsche Boerse AG	1,040	278,738
East Money Information Co. Ltd., Class A	10,388	39,527
Euronext NV (f)	445	66,614
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	26,080
Hong Kong Exchanges & Clearing Ltd.	6,683	379,657
Japan Exchange Group, Inc.	5,700	63,779
London Stock Exchange Group PLC	2,624	300,833
Moscow Exchange MICEX-RTS PJSC (a)(c)**	17,461	—
Saudi Tadawul Group Holding Co.	423	23,236
Singapore Exchange Ltd.	4,936	63,289
TMX Group Ltd.	1,586	60,686
		1,531,324
Food Distributors - 0.0%*
Bid Corp. Ltd.	3,690	92,450
CP Axtra PCL	38,142	26,484
		118,934
Food Retail - 0.2%
Alimentation Couche-Tard, Inc.	4,179	223,006
Avenue Supermarts Ltd. (a)(f)	1,836	92,544
BIM Birlesik Magazalar AS	6,354	82,671
Coles Group Ltd.	7,331	113,157
CP ALL PCL NVDR	60,550	88,289
Dino Polska SA (a)(f)	5,560	67,051
Empire Co. Ltd., Class A	669	24,017
George Weston Ltd.	999	60,950
Grupo Comercial Chedraui SA de CV	2,700	21,373
	Number of Shares	Fair Value
J Sainsbury PLC	9,260	$41,637
Jeronimo Martins SGPS SA	1,520	36,970
Kesko OYJ, Class B	1,201	25,542
Kobe Bussan Co. Ltd.	900	24,766
Koninklijke Ahold Delhaize NV	5,002	202,475
Loblaw Cos. Ltd.	3,278	126,818
Marks & Spencer Group PLC	11,781	57,810
Metro, Inc.	1,127	75,708
President Chain Store Corp.	6,000	48,822
Seven & i Holdings Co. Ltd.	11,451	154,376
Shoprite Holdings Ltd.	5,563	88,354
Sumber Alfaria Trijaya Tbk. PT	150,100	17,383
Tesco PLC	36,173	216,949
Woolworths Group Ltd.	6,681	118,223
Zabka Group SA (a)	3,460	22,365
		2,031,256
Footwear - 0.0%*
Asics Corp.	3,800	99,628
Birkenstock Holding PLC (a)	400	18,100
Feng TAY Enterprise Co. Ltd.	5,600	22,600
On Holding AG, Class A (a)	1,600	67,760
		208,088
Forest Products - 0.0%*
Svenska Cellulosa AB SCA, Class B	3,491	46,156
Gas Utilities - 0.1%
AltaGas Ltd.	1,709	52,668
APA Group	7,226	42,527
Beijing Enterprises Holdings Ltd.	3,000	12,825
Brookfield Infrastructure Corp., Class A	4,171	171,511
China Gas Holdings Ltd.	25,616	25,088
China Resources Gas Group Ltd.	7,700	19,635
ENN Energy Holdings Ltd.	9,500	78,572
GAIL India Ltd.	27,049	53,706
Hong Kong & China Gas Co. Ltd.	63,650	55,302
Kunlun Energy Co. Ltd.	40,000	35,782
Osaka Gas Co. Ltd.	1,900	55,179
Petronas Gas Bhd.	6,549	28,788
Snam SpA	11,494	69,121
Tokyo Gas Co. Ltd.	1,700	60,594
		761,298
Gold - 0.3%
Agnico Eagle Mines Ltd.	2,787	469,508
Alamos Gold, Inc., Class A	2,401	83,709
Anglogold Ashanti PLC	8,384	589,695
Barrick Mining Corp.	9,378	308,084
Caledonia Mining Corp. PLC	602	21,798
Cia de Minas Buenaventura SAA ADR	1,600	38,928
Evolution Mining Ltd.	11,459	82,248
Franco-Nevada Corp.	1,061	236,212
Gold Fields Ltd.	9,213	389,341
Harmony Gold Mining Co. Ltd.	6,456	117,823
Kinross Gold Corp.	6,737	167,239
Lundin Gold, Inc.	600	38,883
Northern Star Resources Ltd.	7,405	116,459
Novagold Resources, Inc. (a)	10,454	91,995
Pan American Silver Corp.	2,338	90,620
Polyus PJSC GDR (a)(c)**	977	—

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	71

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Polyus PJSC (a)(c)**	1,220	$—
Shandong Gold Mining Co. Ltd., Class H (f)	8,500	40,356
SSR Mining, Inc. (a)	7,045	172,039
Wheaton Precious Metals Corp.	2,502	280,050
Zhaojin Mining Industry Co. Ltd., Class H	18,000	72,320
Zhongjin Gold Corp. Ltd., Class A	4,900	15,077
Zijin Mining Group Co. Ltd., Class A	15,400	63,610
Zijin Mining Group Co. Ltd., Class H	65,119	272,850
		3,758,844
Healthcare Distributors - 0.0%*
Huadong Medicine Co. Ltd., Class A	1,700	9,910
Sigma Healthcare Ltd.	26,502	52,166
Sinopharm Group Co. Ltd., Class H	11,600	27,344
		89,420
Healthcare Equipment - 0.1%
BioMerieux	181	24,202
Cochlear Ltd.	372	68,847
Demant AS (a)	524	18,163
Fisher & Paykel Healthcare Corp. Ltd.	3,338	71,810
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	600	3,284
Koninklijke Philips NV	4,226	114,406
Olympus Corp.	6,200	78,547
Shanghai United Imaging Healthcare Co. Ltd., Class A	832	17,708
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	600	20,683
Siemens Healthineers AG (f)	1,847	99,874
Smith & Nephew PLC	4,726	85,097
Sonova Holding AG	288	78,402
Straumann Holding AG	635	67,758
Sysmex Corp.	2,700	33,356
Terumo Corp.	7,500	124,065
		906,202
Healthcare Facilities - 0.1%
Aier Eye Hospital Group Co. Ltd., Class A	1,782	3,085
Apollo Hospitals Enterprise Ltd.	1,162	96,963
Bangkok Dusit Medical Services PCL NVDR	127,569	80,703
Bumrungrad Hospital PCL NVDR	5,097	27,605
Dallah Healthcare Co.	522	20,976
Dr. Sulaiman Al Habib Medical Services Group Co.	1,070	77,036
IHH Healthcare Bhd.	22,100	39,647
Max Healthcare Institute Ltd.	8,328	104,554
Mouwasat Medical Services Co.	678	13,315
Rede D'Or Sao Luiz SA (f)	7,000	55,311
		519,195
Healthcare Services - 0.0%*
Fresenius Medical Care AG	1,258	66,014
Fresenius SE & Co. KGaA	2,311	128,711
	Number of Shares	Fair Value
Nano-X Imaging Ltd. (a)	2,517	$9,313
Sonic Healthcare Ltd.	2,622	37,257
		241,295
Healthcare Supplies - 0.1%
Coloplast AS, Class B	719	61,456
EssilorLuxottica SA	1,669	541,257
HLB, Inc. (a)	1,447	39,139
Hoya Corp.	1,900	263,415
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	16,000	11,948
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	800	7,666
		924,881
Healthcare Technology - 0.0%*
M3, Inc.	2,400	38,774
Pro Medicus Ltd.	328	67,017
		105,791
Heavy Electrical Equipment - 0.1%
ABB India Ltd.	503	29,364
Bharat Heavy Electricals Ltd.	9,175	24,640
Dongfang Electric Corp. Ltd., Class A	4,000	10,826
Doosan Enerbility Co. Ltd. (a)	4,693	209,722
Goldwind Science & Technology Co. Ltd., Class A	2,800	5,881
HD Hyundai Electric Co. Ltd.	228	94,577
Hitachi Energy India Ltd.	96	19,463
Hyosung Heavy Industries Corp.	52	49,663
Mitsubishi Electric Corp.	10,500	270,383
NARI Technology Co. Ltd., Class A	6,355	20,472
Shanghai Electric Group Co. Ltd., Class A (a)	1,100	1,457
Siemens Energy AG (a)	3,754	438,536
Suzlon Energy Ltd. (a)	103,862	64,396
Vestas Wind Systems AS	5,516	104,020
		1,343,400
Highways & Railtracks - 0.0%*
Getlink SE	1,323	24,344
Jiangsu Expressway Co. Ltd., Class H	10,000	11,593
Motiva Infraestrutura de Mobilidade SA	6,500	18,162
Promotora y Operadora de Infraestructura SAB de CV	1,620	22,078
Salik Co. PJSC	16,929	27,700
Taiwan High Speed Rail Corp.	12,000	11,064
Transurban Group	17,100	156,396
Zhejiang Expressway Co. Ltd., Class H	22,080	20,404
		291,741
Home Building - 0.0%*
Barratt Redrow PLC	7,343	38,544
Sekisui House Ltd.	3,358	76,557
		115,101
Home Furnishing Retail - 0.0%*
Nitori Holdings Co. Ltd.	2,000	38,643

See Notes to Schedule of Investments.
72	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Home Furnishings - 0.0%*
Nien Made Enterprise Co. Ltd.	2,000	$27,856
Oppein Home Group, Inc., Class A	500	3,739
		31,595
Home Improvement Retail - 0.0%*
Kingfisher PLC	7,846	32,607
Mr. DIY Group M Bhd. (f)	42,900	16,718
		49,325
Hotels, Resorts & Cruise Lines - 0.1%
Accor SA	1,120	53,035
Amadeus IT Group SA	2,482	196,853
H World Group Ltd. ADR	1,800	70,398
Hanjin Kal Corp.	197	14,111
Indian Hotels Co. Ltd.	9,898	80,298
InterContinental Hotels Group PLC	804	97,133
Jabal Omar Development Co. (a)	5,164	26,686
Minor International PCL NVDR	27,566	19,650
Tongcheng Travel Holdings Ltd.	12,400	36,656
TravelSky Technology Ltd., Class H	10,000	13,650
Trip.com Group Ltd.	6,550	501,748
Whitbread PLC	941	40,792
		1,151,010
Household Appliances - 0.0%*
Coway Co. Ltd.	451	31,662
Ecovacs Robotics Co. Ltd., Class A	400	6,033
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,500	8,359
Haier Smart Home Co. Ltd., Class A	5,200	18,480
Haier Smart Home Co. Ltd., Class H	26,400	85,982
Midea Group Co. Ltd., Class A	1,500	15,292
Midea Group Co. Ltd., Class H	3,700	39,115
		204,923
Household Products - 0.0%*
Essity AB, Class B	3,420	89,381
Henkel AG & Co. KGaA	560	41,553
Kimberly-Clark de Mexico SAB de CV, Class A	14,700	31,064
Reckitt Benckiser Group PLC	3,748	288,516
Unicharm Corp.	6,000	38,977
		489,491
Human Resource & Employment Services - 0.0%*
Kanzhun Ltd. ADR (a)	3,800	88,768
Randstad NV	643	27,327
Recruit Holdings Co. Ltd.	7,337	395,603
		511,698
Independent Power Producers & Energy Traders - 0.1%
ACWA Power Co. (a)	1,689	96,425
Adani Power Ltd. (a)	25,640	41,771
CGN Power Co. Ltd., Class H (f)	143,000	53,117
China National Nuclear Power Co. Ltd., Class A	16,500	20,164
China Power International Development Ltd.	31,000	12,869
	Number of Shares	Fair Value
China Resources Power Holdings Co. Ltd.	26,000	$59,616
Eneva SA (a)	7,000	21,754
GD Power Development Co. Ltd., Class A	10,800	7,546
Gulf Development PCL (a)	11,571	15,533
Gulf Development PCL NVDR (a)	47,974	64,400
Huaneng Power International, Inc., Class A	7,700	7,627
Huaneng Power International, Inc., Class H	34,000	23,685
JSW Energy Ltd.	2,945	17,608
NTPC Ltd.	45,124	173,023
RWE AG	3,464	153,935
SDIC Power Holdings Co. Ltd., Class A	5,600	10,261
Zhejiang Zheneng Electric Power Co. Ltd., Class A	11,500	7,987
		787,321
Industrial Conglomerates - 0.3%
Astra International Tbk. PT	228,900	79,322
Ayala Corp.	2,100	17,421
Bidvest Group Ltd.	3,290	40,393
Brookfield Business Corp., Class A	816	27,360
CITIC Ltd.	54,000	79,261
CK Hutchison Holdings Ltd.	15,000	98,806
DCC PLC	434	27,881
Doosan Co. Ltd.	62	23,906
Far Eastern New Century Corp.	23,000	20,979
Fosun International Ltd.	31,000	21,954
Grupo Carso SAB de CV	6,560	46,794
Hikari Tsushin, Inc.	100	27,951
Hitachi Ltd.	25,370	675,113
Industries Qatar QSC	20,826	71,498
Investment AB Latour, Class B	877	20,785
Jardine Matheson Holdings Ltd.	900	56,700
Keppel Ltd.	8,300	57,428
KOC Holding AS	7,366	30,629
LG Corp.	1,070	54,909
Lifco AB, Class B	1,339	45,245
Metlen Energy & Metals PLC (a)	866	48,537
Multiply Group PJSC (a)	26,777	21,215
Samsung C&T Corp.	923	121,440
Sekisui Chemical Co. Ltd.	1,700	31,713
Siemens AG	4,193	1,129,217
Siemens Ltd.	695	24,494
SK Square Co. Ltd. (a)	990	142,180
SK, Inc.	337	50,440
SM Investments Corp.	2,060	26,015
Smiths Group PLC	1,789	56,647
Sunway Bhd.	19,100	25,642
Swire Pacific Ltd., Class A	2,000	16,953
		3,218,828
Industrial Gases - 0.1%
Air Liquide SA	3,200	664,994
Nippon Sanso Holdings Corp.	1,000	35,528
		700,522
Industrial Machinery & Supplies & Components - 0.2%
Airtac International Group	1,364	33,699
Alfa Laval AB	1,648	75,066

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	73

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Atlas Copco AB, A Shares	14,811	$250,233
Atlas Copco AB, B Shares	8,542	128,015
Daifuku Co. Ltd.	1,800	57,808
FANUC Corp.	5,100	147,180
GEA Group AG	836	61,738
Haitian International Holdings Ltd.	3,655	10,072
IHI Corp.	5,600	104,655
Indutrade AB	1,466	33,637
Jiangsu Hengli Hydraulic Co. Ltd., Class A	900	12,093
Kawasaki Heavy Industries Ltd.	800	52,923
Kone OYJ, Class B	1,859	126,691
Luxfer Holdings PLC	976	13,566
Makita Corp.	1,100	35,797
Minebea Mitsumi, Inc.	1,900	35,888
Mitsubishi Heavy Industries Ltd.	17,670	464,109
Rational AG	30	22,877
Sandvik AB	5,862	163,174
Schindler Holding AG	366	136,058
Shenzhen Inovance Technology Co. Ltd., Class A	50	588
SKF AB, Class B	1,960	48,598
SMC Corp.	257	79,057
Spirax Group PLC	396	36,332
Techtronic Industries Co. Ltd.	8,000	102,360
Trelleborg AB, B Shares	1,092	40,696
VAT Group AG (f)	155	61,248
Wartsila OYJ Abp	2,860	85,525
		2,419,683
Industrial REITs - 0.0%*
CapitaLand Ascendas REIT	21,500	46,529
Goodman Group	11,202	243,363
Prologis Property Mexico SA de CV	10,300	42,127
Segro PLC	7,340	64,763
		396,782
Insurance Brokers - 0.0%*
PB Fintech Ltd. (a)	3,961	75,929
Integrated Oil & Gas - 0.3%
Cenovus Energy, Inc.	7,446	126,455
China Petroleum & Chemical Corp., Class A	14,300	10,614
China Petroleum & Chemical Corp., Class H	276,000	143,669
Eni SpA	11,268	196,824
Equinor ASA	4,203	102,529
Galp Energia SGPS SA	2,399	45,383
Gazprom PJSC ADR (a)(c)**	77,360	—
Gazprom PJSC (a)(c)**	56,590	—
Guanghui Energy Co. Ltd., Class A	8,300	5,869
Imperial Oil Ltd.	1,012	91,781
LUKOIL PJSC (a)(c)**	7,480	—
MOL Hungarian Oil & Gas PLC	3,942	32,080
Novatek PJSC GDR (a)(c)**	1,641	—
Oil & Natural Gas Corp. Ltd.	35,075	94,612
OMV AG	795	42,428
PetroChina Co. Ltd., Class A	11,800	13,344
PetroChina Co. Ltd., Class H	224,000	203,835
Petroleo Brasileiro SA - Petrobras	38,800	246,109
	Number of Shares	Fair Value
PTT PCL NVDR	108,216	$111,038
Repsol SA	6,321	111,890
Rosneft Oil Co. PJSC (a)(c)**	20,586	—
Saudi Arabian Oil Co. (f)	59,769	392,382
Suncor Energy, Inc.	6,773	283,498
Surgutneftegas PAO (a)(c)**	31,000	—
Surgutneftegas PJSC ADR (a)(c)**	9,978	—
TotalEnergies SE	11,360	690,492
		2,944,832
Integrated Telecommunication Services - 0.3%
BCE, Inc.	432	10,097
BT Group PLC	33,889	87,208
Cellnex Telecom SA (a)(f)	2,803	97,126
China Tower Corp. Ltd., Class H (f)	53,400	78,792
Chunghwa Telecom Co. Ltd.	38,071	166,759
Deutsche Telekom AG	19,312	658,283
Elisa OYJ	766	40,196
Emirates Telecommunications Group Co. PJSC	38,333	196,622
Hellenic Telecommunications Organization SA	1,362	25,798
HKT Trust & HKT Ltd.	16,815	24,897
Indus Towers Ltd. (a)	11,772	45,463
Infrastrutture Wireless Italiane SpA (f)	1,189	13,985
Koninklijke KPN NV	21,231	101,956
LG Uplus Corp.	2,052	22,450
NTT, Inc.	164,525	172,340
Ooredoo QPSC	7,867	29,536
Orange SA	10,248	166,292
Saudi Telecom Co.	21,203	249,221
Singapore Telecommunications Ltd.	40,700	130,384
Swisscom AG	141	102,341
Tata Communications Ltd.	684	12,428
Telecom Italia SpA (a)	59,028	30,885
Telefonica Brasil SA	7,060	45,166
Telefonica SA	20,131	104,030
Telekom Malaysia Bhd.	5,897	9,920
Telenor ASA	3,525	58,433
Telia Co. AB	13,544	51,684
Telkom Indonesia Persero Tbk. PT	561,200	103,047
Telstra Group Ltd.	21,630	69,096
TELUS Corp.	2,715	42,772
True Corp. PCL NVDR (a)	87,240	27,999
		2,975,206
Interactive Home Entertainment - 0.1%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,000	9,138
Capcom Co. Ltd.	1,900	51,757
CD Projekt SA	649	48,391
International Games System Co. Ltd.	3,000	77,466
Kingsoft Corp. Ltd.	9,800	43,606
Konami Group Corp.	500	72,282
Krafton, Inc. (a)	325	67,754
NetEase, Inc.	18,270	556,056
Nexon Co. Ltd.	1,800	39,575
Nintendo Co. Ltd.	6,133	531,760
		1,497,785

See Notes to Schedule of Investments.
74	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Interactive Media & Services - 0.7%
Auto Trader Group PLC (f)	5,030	$53,374
Autohome, Inc. ADR	600	17,130
Baidu, Inc., Class A (a)	23,600	404,031
Bilibili, Inc., Class Z (a)	2,180	62,931
CAR Group Ltd.	2,165	52,774
Grindr, Inc. (a)	1,255	18,850
Info Edge India Ltd.	4,227	62,332
Kakao Corp.	3,275	139,118
Kuaishou Technology (f)	28,400	308,807
LY Corp.	14,996	48,343
Meitu, Inc. (f)	32,000	38,127
NAVER Corp.	1,490	285,140
REA Group Ltd.	303	46,400
Scout24 SE (f)	429	53,734
Tencent Holdings Ltd.	66,175	5,639,045
VK IPJSC GDR (a)(c)**	1,600	—
Webtoon Entertainment, Inc. (a)	591	11,471
		7,241,607
Internet Services & Infrastructure - 0.1%
GDS Holdings Ltd., Class A (a)	9,600	49,454
Shopify, Inc., Class A (a)	6,754	1,003,634
VTEX, Class A (a)	2,250	9,855
Wix.com Ltd. (a)	299	53,111
		1,116,054
Investment Banking & Brokerage - 0.1%
China Galaxy Securities Co. Ltd., Class A	2,700	6,732
China Galaxy Securities Co. Ltd., Class H	39,500	60,110
China International Capital Corp. Ltd., Class A	1,200	6,211
China International Capital Corp. Ltd., Class H (f)	12,800	35,206
China Merchants Securities Co. Ltd., Class A	5,600	13,443
CITIC Securities Co. Ltd., Class A	5,990	25,129
CITIC Securities Co. Ltd., Class H	13,925	55,124
CSC Financial Co. Ltd., Class A	4,000	15,052
Daiwa Securities Group, Inc.	7,600	61,882
Everbright Securities Co. Ltd., Class A	3,600	9,506
Founder Securities Co. Ltd., Class A	3,600	4,111
Freedom Holding Corp. (a)	100	17,213
Futu Holdings Ltd. ADR	300	52,173
GF Securities Co. Ltd., Class A	3,200	10,003
Guosen Securities Co. Ltd., Class A	2,700	5,125
Guotai Haitong Securities Co. Ltd., Class A	8,176	21,646
Guotai Haitong Securities Co. Ltd., Class H (f)	30,120	62,173
Huatai Securities Co. Ltd., Class A	4,600	14,050
Huatai Securities Co. Ltd., Class H (f)	10,400	27,509
Industrial Securities Co. Ltd., Class A	7,500	6,882
Korea Investment Holdings Co. Ltd.	342	35,344
Marex Group PLC	1,857	62,432
	Number of Shares	Fair Value
NH Investment & Securities Co. Ltd.	1,218	$16,859
Nomura Holdings, Inc.	16,400	120,542
Orient Securities Co. Ltd., Class A	8,192	13,149
SBI Holdings, Inc.	1,600	69,727
SDIC Capital Co. Ltd., Class A	14,100	15,609
Shenwan Hongyuan Group Co. Ltd., Class A	13,700	10,245
XP, Inc., Class A	6,700	125,893
Zheshang Securities Co. Ltd., Class A	5,400	8,736
		987,816
IT Consulting & Other Services - 0.3%
Accenture PLC, Class A	4,161	1,026,103
Arabian Internet & Communications Services Co.	136	9,335
Capgemini SE	891	129,348
CGI, Inc.	1,092	97,286
Elm Co.	279	66,622
Fujitsu Ltd.	9,700	228,830
HCL Technologies Ltd.	9,778	152,536
Infosys Ltd.	34,178	555,001
LTIMindtree Ltd. (f)	618	35,898
Mphasis Ltd.	817	24,428
NEC Corp.	7,100	227,829
Nomura Research Institute Ltd.	2,060	79,130
Obic Co. Ltd.	1,800	62,818
Otsuka Corp.	1,200	25,091
Persistent Systems Ltd.	1,258	68,327
Samsung SDS Co. Ltd.	385	45,057
SCSK Corp.	900	26,991
Tata Consultancy Services Ltd.	9,111	296,391
Tech Mahindra Ltd.	5,955	93,917
TIS, Inc.	1,200	39,684
Wipro Ltd.	29,009	78,207
		3,368,829
Leisure Facilities - 0.0%*
Oriental Land Co. Ltd.	5,900	142,501
Leisure Products - 0.0%*
Bandai Namco Holdings, Inc.	3,200	106,714
Shimano, Inc.	352	39,565
		146,279
Life & Health Insurance - 0.4%
Aegon Ltd.	7,567	60,745
AIA Group Ltd.	58,789	564,058
Bupa Arabia for Cooperative Insurance Co.	763	33,550
Cathay Financial Holding Co. Ltd.	95,529	205,614
China Life Insurance Co. Ltd., Class A	1,200	6,674
China Life Insurance Co. Ltd., Class H	83,000	235,759
China Taiping Insurance Holdings Co. Ltd.	13,200	25,822
Co. for Cooperative Insurance	979	35,503
Dai-ichi Life Holdings, Inc.	19,300	152,377
Discovery Ltd.	5,470	62,460
Fubon Financial Holding Co. Ltd.	83,114	240,796
Great-West Lifeco, Inc.	1,595	64,745

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	75

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
HDFC Life Insurance Co. Ltd. (f)	10,708	$91,229
iA Financial Corp., Inc.	534	60,726
ICICI Prudential Life Insurance Co. Ltd. (f)	4,779	32,036
Japan Post Holdings Co. Ltd.	9,700	96,550
Japan Post Insurance Co. Ltd.	1,100	31,231
KGI Financial Holding Co. Ltd.	180,911	88,740
Legal & General Group PLC	31,433	100,714
Manulife Financial Corp.	9,426	293,741
Medibank Pvt Ltd.	15,780	50,408
New China Life Insurance Co. Ltd., Class A	1,600	13,730
New China Life Insurance Co. Ltd., Class H	8,900	52,802
NN Group NV	1,523	107,193
Old Mutual Ltd.	35,794	27,697
Phoenix Group Holdings PLC	3,764	32,608
Ping An Insurance Group Co. of China Ltd., Class A	5,700	44,073
Ping An Insurance Group Co. of China Ltd., Class H	72,500	494,335
Poste Italiane SpA (f)	2,612	61,965
Power Corp. of Canada	3,052	132,091
Prudential PLC	14,219	199,272
Samsung Life Insurance Co. Ltd.	892	99,560
Sanlam Ltd.	19,267	93,350
SBI Life Insurance Co. Ltd. (f)	4,897	98,758
Sony Financial Group, Inc. (a)	34,045	37,806
Sun Life Financial, Inc.	3,103	186,372
Swiss Life Holding AG	157	168,829
T&D Holdings, Inc.	2,800	68,670
		4,452,589
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd.	1,288	82,534
Eurofins Scientific SE	679	49,290
Genscript Biotech Corp. (a)	10,000	21,490
Lonza Group AG	387	256,427
Pharmaron Beijing Co. Ltd., Class A	675	3,386
Samsung Biologics Co. Ltd. (a)(f)	184	130,749
Sartorius Stedim Biotech	128	25,876
WuXi AppTec Co. Ltd., Class A	1,520	23,892
WuXi AppTec Co. Ltd., Class H (f)	2,608	39,788
Wuxi Biologics Cayman, Inc. (a)(f)	37,500	197,516
WuXi XDC Cayman, Inc. (a)	3,000	30,191
		861,139
Marine Ports & Services - 0.0%*
Adani Ports & Special Economic Zone Ltd.	5,923	93,626
China Merchants Port Holdings Co. Ltd.	14,353	26,878
International Container Terminal Services, Inc.	8,750	70,902
		191,406
Marine Transportation - 0.1%
AP Moller - Maersk AS, Class A	17	33,262
AP Moller - Maersk AS, Class B	21	41,205
COSCO SHIPPING Holdings Co. Ltd., Class A	6,010	12,092
	Number of Shares	Fair Value
COSCO SHIPPING Holdings Co. Ltd., Class H	35,682	$55,538
Costamare Bulkers Holdings Ltd. (a)	200	2,874
Costamare, Inc.	1,516	18,056
Evergreen Marine Corp. Taiwan Ltd.	12,400	72,826
Himalaya Shipping Ltd. (a)	900	7,407
HMM Co. Ltd.	2,656	37,955
Kawasaki Kisen Kaisha Ltd.	1,500	21,390
Kuehne & Nagel International AG	276	51,391
MISC Bhd.	18,775	32,567
Mitsui OSK Lines Ltd.	1,900	57,816
Nippon Yusen KK	2,400	82,083
Orient Overseas International Ltd.	1,500	24,350
Safe Bulkers, Inc.	1,932	8,578
SITC International Holdings Co. Ltd.	8,000	30,806
Wan Hai Lines Ltd.	7,670	18,698
Yang Ming Marine Transport Corp.	18,000	31,301
		640,195
Metal, Glass & Plastic Containers - 0.0%*
CCL Industries, Inc., Class B	847	47,750
Motorcycle Manufacturers - 0.0%*
Bajaj Auto Ltd.	762	74,480
Eicher Motors Ltd.	1,517	119,692
Hero MotoCorp Ltd.	1,393	85,858
TVS Motor Co. Ltd.	2,682	103,871
Yadea Group Holdings Ltd. (f)	6,753	12,039
Yamaha Motor Co. Ltd.	4,100	30,816
		426,756
Movies & Entertainment - 0.1%
Bollore SE	4,224	23,903
China Ruyi Holdings Ltd. (a)	108,000	41,227
CTS Eventim AG & Co. KGaA	276	27,046
HYBE Co. Ltd.	198	37,538
Mango Excellent Media Co. Ltd., Class A	1,600	8,028
NetEase Cloud Music, Inc. (a)(f)	650	21,704
Tencent Music Entertainment Group ADR	6,500	151,710
Toho Co. Ltd.	500	32,163
Universal Music Group NV	6,057	174,793
		518,112
Multi-Line Insurance - 0.3%
Ageas SA	852	58,965
Al Rajhi Co. for Co-operative Insurance (a)	138	4,464
Allianz SE	2,137	897,422
ASR Nederland NV	846	57,436
Aviva PLC	16,749	154,636
AXA SA	9,799	467,922
Baloise Holding AG	235	58,008
BB Seguridade Participacoes SA	7,103	44,361
Caixa Seguridade Participacoes SA	3,900	11,065
China Pacific Insurance Group Co. Ltd., Class A	4,000	19,710
China Pacific Insurance Group Co. Ltd., Class H	30,289	120,605

See Notes to Schedule of Investments.
76	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Generali	4,694	$184,271
Gjensidige Forsikring ASA	1,185	34,750
Helvetia Holding AG	213	52,122
Phoenix Financial Ltd.	1,219	45,756
Powszechny Zaklad Ubezpieczen SA	6,279	94,085
Talanx AG	370	49,214
Unipol Assicurazioni SpA	1,931	41,431
Zurich Insurance Group AG	809	576,107
		2,972,330
Multi-Sector Holdings - 0.1%
Bajaj Holdings & Investment Ltd.	259	35,725
EXOR NV	507	49,564
Groupe Bruxelles Lambert NV	366	32,705
Industrivarden AB, Class A	706	28,015
Industrivarden AB, Class C	917	36,358
Infratil Ltd.	4,983	35,733
Investor AB, Class B	9,554	298,705
L E Lundbergforetagen AB, Class B	450	23,368
Remgro Ltd.	4,834	46,997
Sofina SA	91	26,838
Washington H Soul Pattinson & Co. Ltd.	1,881	47,983
		661,991
Multi-Utilities - 0.1%
Canadian Utilities Ltd., Class A	789	22,076
Centrica PLC	26,366	59,135
Dubai Electricity & Water Authority PJSC	53,176	39,234
E.ON SE	12,375	232,868
Engie SA	10,067	215,933
National Grid PLC	27,081	389,187
Qatar Electricity & Water Co. QSC	2,114	9,226
Sembcorp Industries Ltd.	5,300	24,749
Veolia Environnement SA	3,442	117,205
YTL Corp. Bhd.	22,900	15,127
YTL Power International Bhd.	30,800	30,811
		1,155,551
Office REITs - 0.0%*
Gecina SA	273	27,362
Nippon Building Fund, Inc.	42	39,672
		67,034
Oil & Gas Drilling - 0.0%*
Ades Holding Co.	3,430	14,899
ADNOC Drilling Co. PJSC	27,997	42,914
Borr Drilling Ltd. (a)	8,124	21,854
China Oilfield Services Ltd., Class H	14,000	12,020
Seadrill Ltd. (a)	2,190	66,160
		157,847
Oil & Gas Equipment & Services - 0.0%*
TechnipFMC PLC	2,300	90,735
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	500	3,907
		94,642
Oil & Gas Exploration & Production - 0.1%
Aker BP ASA	1,703	43,199
ARC Resources Ltd.	3,341	60,942
	Number of Shares	Fair Value
BKV Corp. (a)	652	$15,081
Canadian Natural Resources Ltd.	11,562	369,778
Inpex Corp.	5,000	90,497
Kolibri Global Energy, Inc. (a)	1,051	5,833
Kosmos Energy Ltd. (a)	16,245	26,967
Oil India Ltd.	4,087	19,047
PRIO SA (a)	8,100	57,995
PTT Exploration & Production PCL NVDR	15,850	56,494
Santos Ltd.	18,422	82,168
Tatneft PJSC ADR (a)(c)**	3,383	—
Tatneft PJSC (c)**	4,926	—
Tourmaline Oil Corp.	2,019	87,092
Whitecap Resources, Inc.	7,100	54,191
Woodside Energy Group Ltd.	10,453	159,545
		1,128,829
Oil & Gas Refining & Marketing - 0.2%
Adnoc Gas PLC	57,042	54,977
Bharat Petroleum Corp. Ltd.	17,227	65,900
ENEOS Holdings, Inc.	14,800	94,190
HD Hyundai Co. Ltd.	545	60,364
Hindustan Petroleum Corp. Ltd.	8,219	41,045
Idemitsu Kosan Co. Ltd.	3,500	24,078
Indian Oil Corp. Ltd.	32,307	54,503
Neste OYJ	2,279	41,734
ORLEN SA	5,897	140,637
Petronas Dagangan Bhd.	2,800	15,262
Qatar Fuel QSC	4,477	18,542
Reliance Industries Ltd.	62,563	961,112
SK Innovation Co. Ltd.	609	43,622
S-Oil Corp. (a)	337	14,988
Turkiye Petrol Rafinerileri AS	8,733	39,170
		1,670,124
Oil & Gas Storage & Transportation - 0.1%
Ardmore Shipping Corp.	1,259	14,944
China Merchants Energy Shipping Co. Ltd., Class A	10,900	13,580
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	3,600	6,122
Enbridge, Inc.	12,058	608,446
FLEX LNG Ltd. (a)	1,070	26,964
Golar LNG Ltd.	3,449	139,374
Keyera Corp.	1,233	41,375
Pembina Pipeline Corp.	3,177	128,482
Petronet LNG Ltd.	6,837	21,468
Qatar Gas Transport Co. Ltd.	43,030	54,364
Scorpio Tankers, Inc.	1,499	84,019
SFL Corp. Ltd.	4,172	31,415
TC Energy Corp.	5,736	311,947
Teekay Corp. Ltd.	1,704	13,939
Teekay Tankers Ltd., Class A	829	41,906
Ultrapar Participacoes SA	8,100	33,416
		1,571,761
Other Specialty Retail - 0.0%*
Avolta AG	521	28,196
China Tourism Group Duty Free Corp. Ltd., Class A	400	4,017
Chow Tai Fook Jewellery Group Ltd.	17,800	35,598
FSN E-Commerce Ventures Ltd. (a)	10,437	27,316

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	77

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Jarir Marketing Co.	5,358	$19,931
JD Sports Fashion PLC	15,353	19,698
Jumbo SA	1,062	36,462
Pop Mart International Group Ltd. (f)	5,600	192,031
Sanrio Co. Ltd.	1,000	47,066
		410,315
Packaged Foods & Meats - 0.2%
Ajinomoto Co., Inc.	5,020	144,327
Alfa SAB de CV, Class A	28,378	22,724
Almarai Co. JSC	4,315	57,875
Angel Yeast Co. Ltd., Class A	500	2,774
Associated British Foods PLC	1,865	51,496
Barry Callebaut AG	21	28,769
Britannia Industries Ltd.	1,250	84,343
Charoen Pokphand Foods PCL NVDR	31,162	21,445
China Feihe Ltd. (f)	29,568	15,201
China Huishan Dairy Holdings Co. Ltd. (a)(c)**	55,000	—
China Mengniu Dairy Co. Ltd.	27,000	52,054
Chocoladefabriken Lindt & Spruengli AG	6	226,732
Danone SA	3,573	311,344
Forafric Global PLC (a)	183	1,590
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,484	8,112
Gruma SAB de CV, Class B	1,755	32,547
Grupo Bimbo SAB de CV	12,881	45,699
Guangdong Haid Group Co. Ltd., Class A	1,000	8,947
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,185	11,055
Indofood CBP Sukses Makmur Tbk. PT	24,200	13,759
Indofood Sukses Makmur Tbk. PT	30,236	13,109
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,700	14,162
JDE Peet's NV	1,012	37,100
Kerry Group PLC, Class A	895	80,712
Kikkoman Corp.	3,000	25,493
Lotus Bakeries NV	2	18,847
Marico Ltd.	5,303	41,653
MBRF Global Foods Co. SA	3,237	11,804
MEIJI Holdings Co. Ltd.	1,400	29,065
Mowi ASA	2,668	56,367
Muyuan Foods Co. Ltd., Class A	2,120	15,765
Nestle India Ltd.	7,474	97,048
Nestle Malaysia Bhd.	939	21,469
Nissin Foods Holdings Co. Ltd.	1,200	22,637
Orion Corp.	182	13,439
Orkla ASA	3,778	39,454
QL Resources Bhd.	20,382	21,019
Salmar ASA	391	20,887
Samyang Foods Co. Ltd.	37	40,321
Saputo, Inc.	1,326	32,211
SunOpta, Inc. (a)	3,183	18,652
Tata Consumer Products Ltd.	6,762	86,006
Tingyi Cayman Islands Holding Corp.	20,000	26,785
Uni-President Enterprises Corp.	49,000	126,045
Want Want China Holdings Ltd.	46,000	31,276
	Number of Shares	Fair Value
Wens Foodstuff Group Co. Ltd., Class A	2,500	$6,528
WH Group Ltd. (f)	47,666	51,646
Yakult Honsha Co. Ltd.	1,500	24,493
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	4,427
		2,169,213
Paper & Plastic Packaging Products & Materials - 0.0%*
Klabin SA	7,420	25,135
SIG Group AG	1,342	13,839
		38,974
Paper Products - 0.0%*
Empresas CMPC SA	13,235	19,511
Holmen AB, Class B	452	17,176
Mondi PLC	1,948	26,854
Stora Enso OYJ, R Shares	3,128	34,314
Suzano SA	6,100	57,157
UPM-Kymmene OYJ	2,884	78,855
		233,867
Passenger Airlines - 0.1%
Air China Ltd., Class A (a)	12,700	14,094
ANA Holdings, Inc.	900	17,435
China Airlines Ltd.	34,000	23,259
China Eastern Airlines Corp. Ltd., Class A (a)	12,400	7,220
China Southern Airlines Co. Ltd., Class A (a)	11,600	9,847
Deutsche Lufthansa AG	3,554	30,100
Eva Airways Corp.	28,000	35,002
InterGlobe Aviation Ltd. (f)	2,063	129,988
International Consolidated Airlines Group SA	6,660	34,683
Japan Airlines Co. Ltd.	814	16,442
Korean Air Lines Co. Ltd.	1,295	20,998
Latam Airlines Group SA	2,068,675	47,008
Qantas Airways Ltd.	4,392	31,786
Ryanair Holdings PLC	4,665	135,390
Singapore Airlines Ltd.	8,200	41,471
Spring Airlines Co. Ltd., Class A	600	4,502
Turk Hava Yollari AO	5,611	42,507
		641,732
Passenger Ground Transportation - 0.0%*
Grab Holdings Ltd., Class A (a)	13,500	81,270
Localiza Rent a Car SA	10,801	80,010
		161,280
Personal Care Products - 0.2%
Amorepacific Corp.	233	20,310
Beiersdorf AG	529	55,320
Colgate-Palmolive India Ltd.	1,201	30,061
Dabur India Ltd.	5,811	32,154
Giant Biogene Holding Co. Ltd. (f)	3,600	26,143
Godrej Consumer Products Ltd.	4,761	62,571
Hengan International Group Co. Ltd.	3,980	12,993
Hindustan Unilever Ltd.	8,653	245,044
Kao Corp.	2,600	113,570
LG H&H Co. Ltd.	64	13,046
L'Oreal SA	1,330	575,873

See Notes to Schedule of Investments.
78	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Shiseido Co. Ltd.	1,800	$30,799
Unilever PLC	13,569	803,760
		2,021,644
Pharmaceuticals - 0.5%
Alkem Laboratories Ltd.	346	21,141
Astellas Pharma, Inc.	10,200	110,540
AstraZeneca PLC	8,558	1,288,302
Aurobindo Pharma Ltd.	2,662	32,497
Bayer AG	5,408	179,385
Beijing Tong Ren Tang Co. Ltd., Class A	1,700	8,114
Caliway Biopharmaceuticals Co. Ltd. (a)	9,000	54,777
Changchun High-Tech Industry Group Co. Ltd., Class A	300	5,472
China Resources Pharmaceutical Group Ltd. (f)	17,000	10,510
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	2,704	10,657
Chugai Pharmaceutical Co. Ltd.	3,700	161,544
Cipla Ltd.	6,032	102,129
CSPC Pharmaceutical Group Ltd.	90,000	108,388
Daiichi Sankyo Co. Ltd.	9,414	211,311
Dong-E-E-Jiao Co. Ltd., Class A	400	2,660
Dr. Reddy's Laboratories Ltd.	6,351	87,530
Eisai Co. Ltd.	1,400	47,161
Galderma Group AG	716	124,455
Hansoh Pharmaceutical Group Co. Ltd. (f)	12,000	55,617
Hikma Pharmaceuticals PLC	986	22,539
Humanwell Healthcare Group Co. Ltd., Class A	2,200	6,507
Indivior PLC (a)	4,183	100,852
Ipsen SA	223	29,766
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	4,020	40,356
Kalbe Farma Tbk. PT	246,000	16,680
Kyowa Kirin Co. Ltd.	1,400	21,789
Lupin Ltd.	2,618	56,356
Mankind Pharma Ltd.	1,285	35,251
MediWound Ltd. (a)	198	3,568
Merck KGaA	705	90,666
Novo Nordisk AS, Class B	17,828	967,199
Orion OYJ, Class B	623	47,691
Otsuka Holdings Co. Ltd.	2,400	127,715
Recordati Industria Chimica e Farmaceutica SpA	618	37,542
Richter Gedeon Nyrt	1,569	47,846
Sandoz Group AG	2,289	135,703
Shionogi & Co. Ltd.	4,300	75,454
Sino Biopharmaceutical Ltd.	121,000	126,592
SK Biopharmaceuticals Co. Ltd. (a)	359	25,945
Sun Pharmaceutical Industries Ltd.	9,774	175,503
Takeda Pharmaceutical Co. Ltd.	8,811	257,436
Teva Pharmaceutical Industries Ltd. ADR (a)	6,300	127,260
Torrent Pharmaceuticals Ltd.	992	40,257
UCB SA	695	191,907
Yuhan Corp.	526	44,650
	Number of Shares	Fair Value
Yunnan Baiyao Group Co. Ltd., Class A	1,400	$11,147
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	400	11,044
Zydus Lifesciences Ltd.	2,819	31,175
		5,528,586
Precious Metals & Minerals - 0.0%*
Alrosa PJSC (c)**	46,308	—
Impala Platinum Holdings Ltd.	9,542	121,982
Industrias Penoles SAB de CV (a)	1,800	80,366
Sibanye Stillwater Ltd. (a)	21,226	60,642
Valterra Platinum Ltd.	2,378	170,277
Vox Royalty Corp.	1,290	5,547
		438,814
Property & Casualty Insurance - 0.2%
Admiral Group PLC	1,484	66,967
Aspen Insurance Holdings Ltd., Class A (a)	532	19,530
DB Insurance Co. Ltd.	399	39,387
Fairfax Financial Holdings Ltd.	109	190,738
Fidelis Insurance Holdings Ltd.	2,052	37,244
Hamilton Insurance Group Ltd., Class B (a)	1,589	39,407
ICICI Lombard General Insurance Co. Ltd. (f)	2,901	61,746
Insurance Australia Group Ltd.	13,456	73,127
Intact Financial Corp.	982	191,100
Kingsway Financial Services, Inc. (a)	723	10,570
MS&AD Insurance Group Holdings, Inc.	7,100	161,341
OUTsurance Group Ltd.	7,391	30,716
People's Insurance Co. Group of China Ltd., Class A	5,200	5,683
People's Insurance Co. Group of China Ltd., Class H	104,000	91,029
PICC Property & Casualty Co. Ltd., Class H	76,000	171,528
QBE Insurance Group Ltd.	8,252	112,607
Qualitas Controladora SAB de CV	2,100	19,182
Sampo OYJ, A Shares	13,314	152,966
Samsung Fire & Marine Insurance Co. Ltd.	329	105,872
Sompo Holdings, Inc.	4,900	151,793
Suncorp Group Ltd.	6,152	82,605
Tokio Marine Holdings, Inc.	10,169	431,658
Tryg AS	1,946	49,410
		2,296,206
Publishing - 0.0%*
China Literature Ltd. (a)(f)	4,000	20,297
Saudi Research & Media Group (a)	399	19,417
		39,714
Rail Transportation - 0.1%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	33,600	24,184
Canadian National Railway Co.	2,943	277,591
Canadian Pacific Kansas City Ltd.	5,090	379,171
Central Japan Railway Co.	4,200	120,666
Container Corp. of India Ltd.	2,170	12,851

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	79

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Daqin Railway Co. Ltd., Class A	12,900	$10,660
East Japan Railway Co.	5,100	125,009
Hankyu Hanshin Holdings, Inc.	1,300	38,414
MTR Corp. Ltd.	9,114	30,902
Rumo SA	13,300	39,883
Tokyo Metro Co. Ltd.	1,700	19,505
Tokyu Corp.	2,700	32,981
West Japan Railway Co.	2,300	50,506
		1,162,323
Real Estate Development - 0.1%
C&D International Investment Group Ltd.	5,393	12,400
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	11,200	15,981
China Overseas Land & Investment Ltd.	49,000	90,437
China Resources Land Ltd.	37,000	144,473
China Vanke Co. Ltd., Class H (a)	26,700	19,115
CK Asset Holdings Ltd.	11,086	53,746
Dar Al Arkan Real Estate Development Co. (a)	6,049	32,163
Emaar Development PJSC	9,565	35,026
Emaar Properties PJSC	69,678	247,563
Godrej Properties Ltd. (a)	1,176	26,077
Henderson Land Development Co. Ltd.	8,000	28,214
Lodha Developers Ltd. (f)	2,614	33,439
Longfor Group Holdings Ltd. (f)	15,498	23,664
Oberoi Realty Ltd.	1,266	22,558
Poly Developments & Holdings Group Co. Ltd., Class A	1,300	1,434
Prestige Estates Projects Ltd.	1,456	24,763
Sino Land Co. Ltd.	19,480	24,662
		835,715
Real Estate Operating Companies - 0.1%
Azrieli Group Ltd.	251	24,975
CapitaLand Investment Ltd.	13,900	29,003
Central Pattana PCL NVDR	17,168	29,668
China Resources Mixc Lifestyle Services Ltd. (f)	7,400	39,319
Fastighets AB Balder, Class B (a)	4,253	30,451
Hongkong Land Holdings Ltd.	5,900	37,347
Hulic Co. Ltd.	2,700	29,617
LEG Immobilien SE	405	32,217
Mabanee Co. KPSC	8,178	26,363
NEPI Rockcastle NV	4,920	39,437
Sagax AB, Class B	1,302	27,175
SM Prime Holdings, Inc.	101,200	39,037
Swiss Prime Site AG	458	64,068
Vonovia SE	4,184	130,525
Wharf Real Estate Investment Co. Ltd.	10,000	29,561
		608,763
Real Estate Services - 0.0%*
FirstService Corp.	235	44,784
KE Holdings, Inc., Class A	22,700	153,611
Real Brokerage, Inc. (a)	3,504	14,647
		213,042
Regional Banks - 0.1%
AU Small Finance Bank Ltd. (f)	4,104	33,807
	Number of Shares	Fair Value
Bank of Chengdu Co. Ltd., Class A	2,100	$5,083
Bank of Hangzhou Co. Ltd., Class A	5,547	11,884
Bank of Jiangsu Co. Ltd., Class A	9,100	12,806
Bank of Nanjing Co. Ltd., Class A	8,300	12,728
Bank of Ningbo Co. Ltd., Class A	3,556	13,186
Banque Cantonale Vaudoise	178	21,007
Chiba Bank Ltd.	3,000	31,577
Chongqing Rural Commercial Bank Co. Ltd., Class H	25,000	19,311
Concordia Financial Group Ltd.	5,600	43,113
Dukhan Bank	19,912	19,393
First BanCorp	5,579	123,017
KakaoBank Corp.	2,092	35,412
OFG Bancorp	1,555	67,627
Popular, Inc.	252	32,007
Resona Holdings, Inc.	11,400	116,598
		598,556
Reinsurance - 0.1%
Hannover Rueck SE	341	102,813
Kestrel Group Ltd. (a)	30	819
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	722	460,993
RenaissanceRe Holdings Ltd.	290	73,640
SiriusPoint Ltd. (a)	3,572	64,618
		702,883
Renewable Electricity - 0.0%*
Brookfield Renewable Corp.	1,519	52,295
China Longyuan Power Group Corp. Ltd., Class H	26,000	27,770
China Three Gorges Renewables Group Co. Ltd., Class A	17,100	10,197
China Yangtze Power Co. Ltd., Class A	16,600	63,466
EDP Renovaveis SA	1,909	25,122
Engie Brasil Energia SA	1,433	10,951
Meridian Energy Ltd.	7,948	25,706
NHPC Ltd.	30,539	29,690
Orsted AS (a)(d)(f)	967	17,284
Orsted AS (a)(d)	2,072	37,035
Sichuan Chuantou Energy Co. Ltd., Class A	1,000	2,003
		301,519
Research & Consulting Services - 0.1%
Bureau Veritas SA	1,817	56,876
Intertek Group PLC	851	54,098
RELX PLC	10,146	485,852
SGS SA	914	94,749
Thomson Reuters Corp.	864	134,189
Wolters Kluwer NV	1,313	179,193
		1,004,957
Restaurants - 0.2%
Americana Restaurants International PLC - Foreign Co.	16,907	9,068
Compass Group PLC	9,373	319,119
Delivery Hero SE (a)(f)	1,116	32,009

See Notes to Schedule of Investments.
80	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Eternal Ltd. (a)	24,803	$90,928
Haidilao International Holding Ltd. (f)	14,000	24,148
Jollibee Foods Corp.	5,580	20,518
Jubilant Foodworks Ltd.	5,059	35,178
Meituan, Class B (a)(f)	51,807	695,829
Restaurant Brands International, Inc.	4,061	260,518
Sodexo SA	387	24,351
Swiggy Ltd. (a)	6,945	33,083
Yum China Holdings, Inc.	4,100	179,695
Zensho Holdings Co. Ltd.	500	32,745
		1,757,189
Retail REITs - 0.0%*
Klepierre SA	1,234	48,081
Link REIT	14,768	75,924
Scentre Group	29,650	80,174
Unibail-Rodamco-Westfield (a)	692	72,724
Vicinity Ltd.	21,177	35,368
		312,271
Security & Alarm Services - 0.0%*
Secom Co. Ltd.	2,300	84,487
Securitas AB, Class B	2,650	39,898
		124,385
Semiconductor Materials & Equipment - 0.4%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	339	14,221
Advantest Corp.	4,200	416,630
ASM International NV	256	153,649
ASML Holding NV	2,174	2,115,340
BE Semiconductor Industries NV	396	59,023
Disco Corp.	526	165,652
Flat Glass Group Co. Ltd., Class A	1,700	4,114
GCL Technology Holdings Ltd. (a)	275,000	46,302
Globalwafers Co. Ltd.	2,000	30,612
Hangzhou First Applied Material Co. Ltd., Class A	1,920	4,229
Hanmi Semiconductor Co. Ltd.	387	26,617
Kulicke & Soffa Industries, Inc.	1,791	72,786
Lasertec Corp.	438	60,220
National Silicon Industry Group Co. Ltd., Class A (a)	5,161	18,682
NAURA Technology Group Co. Ltd., Class A	540	34,273
Nova Ltd. (a)	158	50,196
SCREEN Holdings Co. Ltd.	400	36,456
Tokyo Electron Ltd.	2,488	444,078
Xinyi Solar Holdings Ltd.	65,985	29,174
		3,782,254
Semiconductors - 1.4%
Alchip Technologies Ltd.	1,000	113,689
Allegro MicroSystems, Inc. (a)	700	20,440
ASE Technology Holding Co. Ltd.	34,000	182,952
Cambricon Technologies Corp. Ltd., Class A (a)	173	32,161
China Resources Microelectronics Ltd., Class A	1,955	15,237
eMemory Technology, Inc.	1,000	66,113
	Number of Shares	Fair Value
GigaDevice Semiconductor, Inc., Class A	560	$16,759
Global Unichip Corp.	1,000	43,966
Hua Hong Semiconductor Ltd., Class H (a)(f)	6,000	61,694
Hygon Information Technology Co. Ltd., Class A	1,504	53,303
indie Semiconductor, Inc., Class A (a)	6,812	27,725
Infineon Technologies AG	7,209	281,223
Ingenic Semiconductor Co. Ltd., Class A	600	7,493
JA Solar Technology Co. Ltd., Class A (a)	4,268	7,869
JCET Group Co. Ltd., Class A	2,000	12,372
Jentech Precision Industrial Co. Ltd.	1,000	79,073
Jinko Solar Co. Ltd., Class A (a)	15,683	12,234
LONGi Green Energy Technology Co. Ltd., Class A (a)	7,836	19,790
MediaTek, Inc.	16,000	690,334
Montage Technology Co. Ltd., Class A	361	7,841
Novatek Microelectronics Corp.	5,886	82,367
OmniVision Integrated Circuits Group, Inc., Class A	740	15,695
Realtek Semiconductor Corp.	5,040	90,951
Renesas Electronics Corp.	9,500	109,740
Sanan Optoelectronics Co. Ltd., Class A	400	874
SG Micro Corp., Class A	253	2,957
Silergy Corp.	2,888	24,447
SK Hynix, Inc.	5,663	1,402,582
STMicroelectronics NV	3,840	107,611
Taiwan Semiconductor Manufacturing Co. Ltd.	253,557	10,856,745
Tongwei Co. Ltd., Class A (a)	3,300	10,320
Trina Solar Co. Ltd., Class A (a)	1,600	3,899
Unigroup Guoxin Microelectronics Co. Ltd., Class A	419	5,309
United Microelectronics Corp.	116,000	173,364
Vanguard International Semiconductor Corp.	7,366	24,652
WAAREE Energies Ltd. (a)	613	22,979
		14,686,760
Silver - 0.0%*
Fresnillo PLC	1,172	37,236
Soft Drinks & Non-alcoholic Beverages - 0.1%
Arca Continental SAB de CV	4,500	47,135
Coca-Cola Europacific Partners PLC	1,300	117,533
Coca-Cola Femsa SAB de CV	6,065	50,270
Coca-Cola HBC AG	1,244	58,683
Eastroc Beverage Group Co. Ltd., Class A	130	5,541
Fomento Economico Mexicano SAB de CV	18,500	182,240
Nongfu Spring Co. Ltd., Class H (f)	23,000	159,336
Suntory Beverage & Food Ltd.	800	25,053
Varun Beverages Ltd.	12,171	60,822
		706,613

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	81

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Specialized Consumer Services - 0.0%*
OneSpaWorld Holdings Ltd.	3,258	$68,874
Specialized Finance - 0.0%*
Banco Latinoamericano de Comercio Exterior SA	984	45,235
Chailease Holding Co. Ltd.	13,196	48,276
Far East Horizon Ltd.	23,000	20,309
Mitsubishi HC Capital, Inc.	4,700	38,905
Power Finance Corp. Ltd.	17,121	79,108
REC Ltd.	11,447	48,069
		279,902
Specialty Chemicals - 0.1%
Akzo Nobel NV	975	69,425
Arkema SA	338	21,287
Asian Paints Ltd.	4,144	109,680
Covestro AG (a)	1,023	70,078
DSM-Firmenich AG	1,015	86,489
EMS-Chemie Holding AG	42	29,693
Evonik Industries AG	1,518	26,344
Givaudan SA	51	207,166
Nippon Paint Holdings Co. Ltd.	5,400	36,930
Nitto Denko Corp.	4,000	95,257
Novonesis Novozymes B, Class B	1,927	118,026
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,798	7,800
Shin-Etsu Chemical Co. Ltd.	9,312	305,997
Sika AG	840	186,972
Syensqo SA	390	31,482
Symrise AG	756	65,770
Wanhua Chemical Group Co. Ltd., Class A	1,400	13,078
Zhejiang NHU Co. Ltd., Class A	2,592	8,666
		1,490,140
Steel - 0.1%
APL Apollo Tubes Ltd.	1,395	26,491
ArcelorMittal SA	2,664	95,722
Baoshan Iron & Steel Co. Ltd., Class A	10,200	10,118
BlueScope Steel Ltd.	2,350	35,339
China Steel Corp.	134,000	85,294
Eregli Demir ve Celik Fabrikalari TAS	44,106	31,186
Fortescue Ltd.	9,256	114,591
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	42,400	14,158
JFE Holdings, Inc.	3,100	38,130
Jindal Stainless Ltd.	2,897	24,071
Jindal Steel Ltd.	3,554	42,579
JSW Steel Ltd.	6,976	89,780
Nippon Steel Corp.	26,500	109,366
NMDC Ltd.	20,483	17,613
Novolipetsk Steel PJSC GDR (a)(c)**	2,290	—
Novolipetsk Steel PJSC (a)(c)**	4,980	—
POSCO Holdings, Inc.	776	152,650
Severstal PAO GDR (a)(c)**	3,070	—
Severstal PAO (a)(c)**	695	—
Tata Steel Ltd.	80,119	152,291
Vale SA	37,340	403,721
		1,443,100
	Number of Shares	Fair Value
Systems Software - 0.0%*
360 Security Technology, Inc., Class A	4,700	$7,458
Check Point Software Technologies Ltd. (a)	473	97,868
Oracle Corp. Japan	237	24,232
Tata Elxsi Ltd.	278	16,366
TOTVS SA	6,638	57,249
Trend Micro, Inc.	600	32,908
		236,081
Technology Distributors - 0.0%*
Synnex Technology International Corp.	13,178	27,326
Unisplendour Corp. Ltd., Class A	3,100	13,127
WPG Holdings Ltd.	16,938	36,735
		77,188
Technology Hardware, Storage & Peripherals - 0.5%
Acer, Inc.	28,000	28,434
Advantech Co. Ltd.	4,599	48,136
Asia Vital Components Co. Ltd.	4,000	128,749
Asustek Computer, Inc.	7,053	155,278
Canon, Inc.	4,800	140,959
Catcher Technology Co. Ltd.	5,000	29,940
Compal Electronics, Inc.	45,225	48,077
FUJIFILM Holdings Corp.	6,145	153,162
Gigabyte Technology Co. Ltd.	5,000	49,052
IEIT Systems Co. Ltd., Class A	300	3,132
Inventec Corp.	26,249	39,402
Lenovo Group Ltd.	90,000	133,605
Lite-On Technology Corp.	23,693	134,098
Logitech International SA	829	90,417
Micro-Star International Co. Ltd.	7,000	26,642
Pegatron Corp.	17,251	40,074
Quanta Computer, Inc.	27,507	261,731
Samsung Electronics Co. Ltd.	48,959	2,927,665
Shenzhen Transsion Holdings Co. Ltd., Class A	725	9,582
Wistron Corp.	31,000	142,906
Wiwynn Corp.	1,000	108,767
Xiaomi Corp., Class B (a)(f)	177,600	1,232,636
		5,932,444
Textiles - 0.0%*
Eclat Textile Co. Ltd.	2,000	28,775
Tires & Rubber - 0.0%*
Balkrishna Industries Ltd.	654	16,903
Bridgestone Corp.	3,196	148,195
Cheng Shin Rubber Industry Co. Ltd.	13,000	16,059
Cie Generale des Etablissements Michelin SCA	3,670	131,696
Continental AG	630	41,543
Hankook Tire & Technology Co. Ltd.	820	22,413
MRF Ltd.	29	47,628
Sailun Group Co. Ltd., Class A	2,300	4,640
		429,077
Tobacco - 0.1%
British American Tobacco PLC	11,532	612,770
Imperial Brands PLC	4,250	180,687

See Notes to Schedule of Investments.
82	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
ITC Ltd.	32,749	$148,108
Japan Tobacco, Inc.	6,607	217,512
KT&G Corp.	1,134	107,981
Smoore International Holdings Ltd. (f)	16,000	36,255
		1,303,313
Trading Companies & Distributors - 0.2%
Adani Enterprises Ltd.	1,872	52,834
AddTech AB, Class B	1,490	48,351
AerCap Holdings NV	966	116,886
Ashtead Group PLC	2,348	156,943
Beijer Ref AB	2,066	32,214
BOC Aviation Ltd. (f)	3,600	32,204
Brenntag SE	661	39,533
Bunzl PLC	1,874	59,187
IMCD NV	317	32,778
ITOCHU Corp.	6,609	377,069
Marubeni Corp.	7,800	195,310
Mitsubishi Corp.	17,746	424,289
Mitsui & Co. Ltd.	13,608	339,083
MonotaRO Co. Ltd.	1,500	21,898
Posco International Corp.	417	14,400
Rexel SA	1,206	39,451
SGH Ltd.	1,090	36,069
Sumitomo Corp.	6,100	177,112
Toromont Industries Ltd.	467	51,862
Toyota Tsusho Corp.	3,600	99,991
		2,347,464
Transaction & Payment Processing Services - 0.1%
Adyen NV (a)(f)	139	222,939
Edenred SE	1,291	30,642
EVERTEC, Inc.	2,212	74,721
Nexi SpA (f)	2,915	16,495
Pagseguro Digital Ltd., Class A	6,162	61,620
StoneCo Ltd., Class A (a)	8,667	163,893
Wise PLC, Class A (a)	3,815	53,157
		623,467
Water Utilities - 0.0%*
Beijing Enterprises Water Group Ltd.	50,000	15,359
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,100	126,573
Guangdong Investment Ltd.	26,000	23,626
Severn Trent PLC	1,547	53,899
United Utilities Group PLC	3,897	60,149
		279,606
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL NVDR	11,170	100,308
America Movil SAB de CV	192,400	201,190
Axiata Group Bhd.	36,600	23,307
Bharti Airtel Ltd.	26,422	558,979
CelcomDigi Bhd.	28,300	24,881
China United Network Communications Ltd., Class A	13,600	10,495
Etihad Etisalat Co.	4,590	82,677
Far EasTone Telecommunications Co. Ltd.	21,000	60,909
KDDI Corp.	17,214	275,137
	Number of Shares	Fair Value
Maxis Bhd.	22,600	$19,440
Millicom International Cellular SA	900	43,686
Mobile Telecommunications Co. KSCP	14,744	24,851
Mobile TeleSystems PJSC (a)(c)**	3,970	—
MTN Group Ltd.	17,526	147,299
PLDT, Inc.	960	18,144
Rogers Communications, Inc., Class B	2,068	71,207
SK Telecom Co. Ltd.	599	23,182
SoftBank Corp.	158,200	233,200
SoftBank Group Corp.	5,315	672,450
Taiwan Mobile Co. Ltd.	19,946	71,334
Tele2 AB, Class B	3,140	53,601
TIM SA	7,300	32,213
Turkcell Iletisim Hizmetleri AS	11,613	27,328
Vodacom Group Ltd.	5,825	45,003
Vodafone Group PLC	106,902	123,999
Vodafone Idea Ltd. (a)	327,703	30,006
		2,974,826
Total Common Stock (Cost $176,177,197)		217,025,883
Preferred Stock - 0.2%
Automobile Manufacturers - 0.0%*
Bayerische Motoren Werke AG 5.49%	332	30,799
Dr. Ing hc F Porsche AG 5.57% (f)	675	32,740
Hyundai Motor Co. 7.87%	342	40,585
Hyundai Motor Co. 8.00%	346	40,221
Porsche Automobil Holding SE 5.72%	821	32,268
Volkswagen AG 6.91%	1,129	121,992
		298,605
Diversified Banks - 0.1%
Banco Bradesco SA 8.71%	56,025	186,094
Grupo Cibest SA 8.86%	4,559	59,444
Itau Unibanco Holding SA 6.71%	53,780	394,548
Itausa SA 8.88%	60,935	131,240
		771,326
Electric Utilities - 0.0%*
Centrais Eletricas Brasileiras SA 6.97%	3,000	31,247
Cia Energetica de Minas Gerais 13.13%	17,707	37,073
Cia Paranaense de Energia - Copel 6.34%	11,700	28,297
		96,617
Household Products - 0.0%*
Henkel AG & Co. KGaA 2.97%	875	70,632
Integrated Oil & Gas - 0.0%*
Petroleo Brasileiro SA - Petrobras 9.59%	46,600	275,284
Surgutneftegas PAO (a)(c)**	115,200	—
		275,284
Life Sciences Tools & Services - 0.0%*
Sartorius AG 0.38%	115	26,741

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	83

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Fair Value
Motorcycle Manufacturers - 0.0%*
TVS Motor Co. Ltd. 6.00% (a)	10,728	$1,208
Specialty Chemicals - 0.0%*
Sociedad Quimica y Minera de Chile SA (a)	1,667	71,921
Steel - 0.0%*
Gerdau SA 3.85%	13,496	42,093
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd. 2.19%	8,461	400,421
Total Preferred Stock (Cost $1,829,637)		2,054,848
Rights - 0.0%*
Multi-Sector Holdings - 0.0%*
Sofina SA (expiring 10/08/25) (a) (Cost $0)	91	203
Warrants - 0.0%*
Application Software - 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a)(c)**	238	—
Multi-Utilities - 0.0%*
YTL Corp. Bhd. (expiring 06/02/28) (a)	4,580	1,393
YTL Power International Bhd. (expiring 06/02/28) (a)	6,160	2,576
		3,969
Total Warrants (Cost $0)		3,969
Total Foreign Equity (Cost $178,006,834)		219,084,903
Exchange Traded & Mutual Funds - 26.4%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	2,030,294	27,266,848
SPDR Bloomberg High Yield Bond ETF (g)	991,386	97,145,914
SPDR Portfolio Aggregate Bond ETF (g)	3,551,523	91,806,870
SPDR Portfolio Intermediate Term Corporate Bond ETF (g)	472,701	16,019,837
SPDR Portfolio TIPS ETF (g)	2,032,954	53,497,185
Total Exchange Traded & Mutual Funds (Cost $278,750,109)		285,736,654
Total Investments in Securities (Cost $841,935,333)		1,013,602,211
Short-Term Investment - 6.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.13% (g)(h) (Cost $67,462,550)	67,462,550	67,462,550
Total Investments (Cost $909,397,883)		1,081,064,761
Other Assets and Liabilities, net - 0.2%		2,258,717
NET ASSETS - 100.0%		$1,083,323,478
See Notes to Schedule of Investments.
84	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at September 30, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/Toronto Stock Exchange 60 Index	December 2025	1	$248,844	$254,823	$5,979
MSCI Emerging Markets Index Futures	December 2025	10	673,829	679,850	6,021
MSCI EAFE Mini Index Futures	December 2025	14	1,945,007	1,949,710	4,703
E-mini Russell 1000 Index Futures	December 2025	5	910,266	920,950	10,684
E-mini Russell 2000 Index Futures	December 2025	3	362,422	368,325	5,903
					$33,290
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	At September 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to $6,971,958 or 0.64% of the net assets of the State Street Total Return V.I.S. Fund.
(g)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(h)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2025.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:
ADR - American Depositary Receipt
AG - Assured Guaranty, Inc
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust
SPDR - Standard and Poor's Depositary Receipt
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	85

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$508,780,351	$285	$18	$508,780,654
Foreign Equity	218,997,653	87,250	0(a)	219,084,903
Exchange Traded & Mutual Funds	285,736,654	—	—	285,736,654
Short-Term Investment	67,462,550	—	—	67,462,550
Total Investments in Securities	$1,080,977,208	$87,535	$18	$1,081,064,761
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	33,290	—	—	33,290
Total Other Financial Instruments	$33,290	$—	$—	$33,290

(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2025.
The Fund was invested in the following countries/territories at September 30, 2025 (Unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	79.73%
China	2.92%
Japan	2.22%
Taiwan	1.79%
Canada	1.45%
India	1.42%
United Kingdom	1.26%
Republic of Korea	1.03%
Germany	0.98%
France	0.93%
Australia	0.70%
Switzerland	0.53%
Brazil	0.48%
Netherlands	0.44%
Spain	0.35%
Italy	0.33%
Sweden	0.31%
Saudi Arabia	0.31%
South Africa	0.30%
Hong Kong	0.21%
Mexico	0.21%
Singapore	0.19%
Denmark	0.19%
Ireland	0.14%
Thailand	0.14%
United Arab Emirates	0.12%
Finland	0.11%
Malaysia	0.11%
Israel	0.10%
Indonesia	0.10%
Poland	0.10%
Belgium	0.09%
Norway	0.07%
Kuwait	0.07%
Qatar	0.07%
Greece	0.05%
Chile	0.05%
Turkey	0.04%
Puerto Rico	0.03%
Philippines	0.03%
New Zealand	0.03%
Hungary	0.03%
Austria	0.03%
Peru	0.02%
Bermuda	0.02%
Luxembourg	0.02%
UAE	0.02%
Portugal	0.02%
Czech Republic	0.01%
Cameroon	0.01%
Colombia	0.01%
Jersey, Channel Islands	0.01%
South Korea	0.01%
Monaco	0.01%
Macau	0.01%
Zambia	0.01%
Guernsey	0.01%
Bahamas	0.01%
Egypt	0.01%
Panama	0.00%***
Guatemala	0.00%***
Congo	0.00%***
See Notes to Schedule of Investments.
86	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Country/Territory	Percentage (based on Fair Value)
Romania	0.00%***
Cayman Islands	0.00%***
Ghana	0.00%***
Kazakhstan	0.00%***
Malta	0.00%***
Isle Of Man	0.00%***
Gibraltar	0.00%***
Russian Federation	0.00%***
100.00%

***	Less than 0.005%.
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2025 (Unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	26.43%	0.00%	26.43%
Semiconductors	4.69%	1.36%	6.05%
Diversified Banks	1.17%	3.31%	4.48%
Interactive Media & Services	2.65%	0.67%	3.32%
Systems Software	3.12%	0.02%	3.14%
Technology Hardware, Storage & Peripherals	2.49%	0.59%	3.08%
Broadline Retail	1.34%	0.77%	2.11%
Pharmaceuticals	1.53%	0.51%	2.04%
Application Software	1.63%	0.28%	1.91%
Biotechnology	1.35%	0.17%	1.52%
Aerospace & Defense	1.03%	0.48%	1.51%
Automobile Manufacturers	0.86%	0.48%	1.34%
Regional Banks	1.06%	0.06%	1.12%
Electric Utilities	0.65%	0.31%	0.96%
Healthcare Equipment	0.87%	0.08%	0.95%
Integrated Oil & Gas	0.65%	0.29%	0.94%
Transaction & Payment Processing Services	0.88%	0.06%	0.94%
Industrial Machinery & Supplies & Components	0.56%	0.22%	0.78%
Movies & Entertainment	0.69%	0.05%	0.74%
Semiconductor Materials & Equipment	0.38%	0.35%	0.73%
Property & Casualty Insurance	0.51%	0.21%	0.72%
Electrical Components & Equipment	0.48%	0.20%	0.68%
Investment Banking & Brokerage	0.58%	0.09%	0.67%
Asset Management & Custody Banks	0.50%	0.15%	0.65%
Consumer Staples Merchandise Retail	0.60%	0.04%	0.64%
Multi-Sector Holdings	0.57%	0.06%	0.63%
Restaurants	0.43%	0.16%	0.59%
Life & Health Insurance	0.16%	0.41%	0.57%
Packaged Foods & Meats	0.35%	0.20%	0.55%
IT Consulting & Other Services	0.23%	0.31%	0.54%
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	87

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Industry	Domestic	Foreign	Total
Integrated Telecommunication Services	0.25%	0.28%	0.53%
Financial Exchanges & Data	0.39%	0.14%	0.53%
Trading Companies & Distributors	0.28%	0.22%	0.50%
Construction & Engineering	0.34%	0.15%	0.49%
Construction Machinery & Heavy Transportation Equipment	0.32%	0.17%	0.49%
Communications Equipment	0.41%	0.05%	0.46%
Gold	0.11%	0.35%	0.46%
Hotels, Resorts & Cruise Lines	0.35%	0.11%	0.46%
Life Sciences Tools & Services	0.37%	0.08%	0.45%
Oil & Gas Exploration & Production	0.35%	0.10%	0.45%
Building Products	0.34%	0.09%	0.43%
Industrial Conglomerates	0.13%	0.30%	0.43%
Specialty Chemicals	0.27%	0.15%	0.42%
Soft Drinks & Non-alcoholic Beverages	0.35%	0.07%	0.42%
Consumer Finance	0.34%	0.06%	0.40%
Electronic Components	0.18%	0.21%	0.39%
Household Products	0.33%	0.06%	0.39%
Multi-Utilities	0.25%	0.11%	0.36%
Oil & Gas Storage & Transportation	0.21%	0.15%	0.36%
Apparel, Accessories & Luxury Goods	0.08%	0.28%	0.36%
Tobacco	0.23%	0.12%	0.35%
Wireless Telecommunication Services	0.08%	0.27%	0.35%
Home Improvement Retail	0.34%	0.00%	0.34%
Healthcare Services	0.31%	0.02%	0.33%
Managed Healthcare	0.32%	0.00%	0.32%
Diversified Metals & Mining	0.03%	0.28%	0.31%
Apparel Retail	0.22%	0.09%	0.31%
Research & Consulting Services	0.21%	0.09%	0.30%
Oil & Gas Refining & Marketing	0.15%	0.15%	0.30%
Heavy Electrical Equipment	0.18%	0.12%	0.30%
Electronic Equipment & Instruments	0.21%	0.07%	0.28%
Multi-Line Insurance	0.01%	0.27%	0.28%
Internet Services & Infrastructure	0.18%	0.10%	0.28%
Rail Transportation	0.17%	0.11%	0.28%
Food Retail	0.07%	0.19%	0.26%
Personal Care Products	0.06%	0.19%	0.25%
Interactive Home Entertainment	0.11%	0.14%	0.25%
Home Building	0.24%	0.01%	0.25%
Retail REITs	0.21%	0.03%	0.24%
See Notes to Schedule of Investments.
88	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Industry	Domestic	Foreign	Total
Electronic Manufacturing Services	0.09%	0.15%	0.24%
Construction Materials	0.16%	0.08%	0.24%
Steel	0.10%	0.13%	0.23%
Industrial Gases	0.17%	0.06%	0.23%
Human Resource & Employment Services	0.17%	0.05%	0.22%
Insurance Brokers	0.21%	0.01%	0.22%
Automotive Retail	0.21%	0.01%	0.22%
Health Care REITs	0.21%	0.00%	0.21%
Automotive Parts & Equipment	0.12%	0.09%	0.21%
Healthcare Supplies	0.11%	0.09%	0.20%
Healthcare Facilities	0.14%	0.05%	0.19%
Oil & Gas Equipment & Services	0.18%	0.01%	0.19%
Environmental & Facilities Services	0.17%	0.01%	0.18%
Gas Utilities	0.11%	0.07%	0.18%
Passenger Airlines	0.11%	0.06%	0.17%
Air Freight & Logistics	0.10%	0.07%	0.17%
Casinos & Gaming	0.08%	0.09%	0.17%
Industrial REITs	0.12%	0.04%	0.16%
Diversified Financial Services	0.08%	0.08%	0.16%
Other Specialty Retail	0.12%	0.04%	0.16%
Consumer Electronics	0.03%	0.12%	0.15%
Healthcare Distributors	0.13%	0.01%	0.14%
Passenger Ground Transportation	0.13%	0.01%	0.14%
Diversified Support Services	0.10%	0.04%	0.14%
Commodity Chemicals	0.06%	0.08%	0.14%
Diversified Capital Markets	0.00%	0.14%	0.14%
Independent Power Producers & Energy Traders	0.06%	0.07%	0.13%
Real Estate Services	0.11%	0.02%	0.13%
Cable & Satellite	0.13%	0.00%	0.13%
Coal & Consumable Fuels	0.07%	0.06%	0.13%
Education Services	0.11%	0.01%	0.12%
Agricultural & Farm Machinery	0.10%	0.01%	0.11%
Mortgage REITs	0.10%	0.00%	0.10%
Multi-Family Residential REITs	0.10%	0.00%	0.10%
Brewers	0.01%	0.09%	0.10%
Commercial & Residential Mortgage Finance	0.10%	0.00%	0.10%
Reinsurance	0.04%	0.06%	0.10%
Footwear	0.08%	0.02%	0.10%
Telecom Tower REITs	0.09%	0.00%	0.09%
Fertilizers & Agricultural Chemicals	0.05%	0.04%	0.09%
Office REITs	0.08%	0.01%	0.09%
Distillers & Vintners	0.02%	0.07%	0.09%
Copper	0.03%	0.06%	0.09%
Data Processing & Outsourced Services	0.07%	0.02%	0.09%
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	89

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Industry	Domestic	Foreign	Total
Diversified Real Estate Activities	0.01%	0.08%	0.09%
Water Utilities	0.05%	0.03%	0.08%
Data Center REITs	0.08%	0.00%	0.08%
Healthcare Technology	0.07%	0.01%	0.08%
Marine Transportation	0.02%	0.06%	0.08%
Other Specialized REITs	0.08%	0.00%	0.08%
Diversified REITs	0.06%	0.02%	0.08%
Real Estate Development	0.00%	0.08%	0.08%
Cargo Ground Transportation	0.07%	0.00%	0.07%
Paper & Plastic Packaging Products & Materials	0.07%	0.00%	0.07%
Food Distributors	0.06%	0.01%	0.07%
Real Estate Operating Companies	0.01%	0.06%	0.07%
Leisure Products	0.06%	0.01%	0.07%
Advertising	0.05%	0.02%	0.07%
Technology Distributors	0.05%	0.01%	0.06%
Aluminum	0.02%	0.04%	0.06%
Self Storage REITs	0.06%	0.00%	0.06%
Hotel & Resort REITs	0.06%	0.00%	0.06%
Agricultural Products & Services	0.04%	0.01%	0.05%
Renewable Electricity	0.02%	0.03%	0.05%
Leisure Facilities	0.04%	0.01%	0.05%
Specialized Finance	0.02%	0.03%	0.05%
Alternative Carriers	0.04%	0.01%	0.05%
Diversified Chemicals	0.01%	0.04%	0.05%
Oil & Gas Drilling	0.04%	0.01%	0.05%
Tires & Rubber	0.01%	0.04%	0.05%
Metal, Glass & Plastic Containers	0.04%	0.00%	0.04%
Single-Family Residential REITs	0.04%	0.00%	0.04%
Specialized Consumer Services	0.03%	0.01%	0.04%
Security & Alarm Services	0.03%	0.01%	0.04%
Broadcasting	0.04%	0.00%	0.04%
Motorcycle Manufacturers	0.00%	0.04%	0.04%
Airport Services	0.00%	0.04%	0.04%
Precious Metals & Minerals	0.00%	0.04%	0.04%
Office Services & Supplies	0.03%	0.00%	0.03%
Timber REITs	0.03%	0.00%	0.03%
Paper Products	0.01%	0.02%	0.03%
Home Furnishings	0.03%	0.00%	0.03%
Distributors	0.03%	0.00%	0.03%
Home Furnishing Retail	0.03%	0.00%	0.03%
Household Appliances	0.01%	0.02%	0.03%
Highways & Railtracks	0.00%	0.03%	0.03%
Silver	0.02%	0.00%	0.02%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Publishing	0.02%	0.00%	0.02%
Drug Retail	0.00%	0.02%	0.02%
Marine Ports & Services	0.00%	0.02%	0.02%
See Notes to Schedule of Investments.
90	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Industry	Domestic	Foreign	Total
Commercial Printing	0.00%	0.01%	0.01%
Forest Products	0.00%	0.00%	0.00%***
Housewares & Specialties	0.00%	0.00%	0.00%***
Textiles	0.00%	0.00%	0.00%***
			93.76%

Short-Term Investment	Percentage (based on Fair Value)
Short-Term Investment	6.24%
100.00%

***	Less than 0.005%.

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
SPDR Bloomberg High Yield Bond ETF	1,076,703	$102,792,835	$95,964,280	$102,196,132	$(1,790,330)	$2,375,261	991,386	$97,145,914	$2,785,430
SPDR Bloomberg Intermediate Term Treasury ETF	—	—	30,608,137	30,575,719	(32,418)	—	—	—	99,682
SPDR Bloomberg International Treasury Bond ETF	—	—	10,538,441	10,515,005	(23,436)	—	—	—	39,507
SPDR Dow Jones REIT ETF	—	—	21,052,178	20,643,481	(408,697)	—	—	—	193,442
SPDR Portfolio Aggregate Bond ETF	6,657,752	166,377,223	101,484,346	180,830,584	(441,405)	5,217,290	3,551,523	91,806,870	4,744,301
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	15,715,054	99,874	491	404,166	472,701	16,019,837	215,845
SPDR Portfolio Long Term Corporate Bond ETF	—	—	40,028,493	40,674,204	645,711	—	—	—	978,548
SPDR Portfolio Long Term Treasury ETF	—	—	31,072,998	30,476,599	(596,399)	—	—	—	245,936
SPDR Portfolio TIPS ETF	—	—	99,249,939	46,928,447	6,707	1,168,986	2,032,954	53,497,185	993,968
State Street Corp.	1,861	182,657	58,942	48,354	9,478	24,773	1,961	227,496	3,939
State Street Institutional U.S. Government Money Market Fund - Class G Shares	87,067,707	87,067,707	255,697,618	275,302,775	—	—	67,462,550	67,462,550	1,872,452
TOTAL		$356,420,422	$701,470,426	$738,291,174	$(2,630,298)	$9,190,476		$326,159,852	$12,173,050
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	91

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock (REITs) - 99.3% †
Alternate Housing - 4.6%
American Homes 4 Rent, Class A	9,790	$325,518
Equity LifeStyle Properties, Inc.	4,050	245,835
Invitation Homes, Inc.	11,925	349,760
		921,113
Data Center - 12.3%
Digital Realty Trust, Inc.	5,520	954,298
Equinix, Inc.	1,915	1,499,904
		2,454,202
Healthcare - 21.8%
Alexandria Real Estate Equities, Inc.	1,490	124,177
American Healthcare REIT, Inc.	6,450	270,964
Diversified Healthcare Trust	4,301	18,967
Healthcare Realty Trust, Inc.	9,560	172,367
Healthpeak Properties, Inc.	28,683	549,279
National Health Investors, Inc.	2,580	205,110
Omega Healthcare Investors, Inc.	7,430	313,695
Ventas, Inc.	12,140	849,679
Welltower, Inc.	10,330	1,840,186
		4,344,424
Hotel - 2.8%
Apple Hospitality REIT, Inc.	3,110	37,351
DiamondRock Hospitality Co.	16,600	132,136
Host Hotels & Resorts, Inc.	20,310	345,677
Sunstone Hotel Investors, Inc.	3,860	36,168
		551,332
Industrial - 10.4%
Americold Realty Trust, Inc.	6,830	83,599
EastGroup Properties, Inc.	520	88,015
First Industrial Realty Trust, Inc.	3,900	200,733
Lineage, Inc.	1,420	54,869
Prologis, Inc.	12,590	1,441,807
Rexford Industrial Realty, Inc.	5,160	212,128
		2,081,151
Multifamily - 9.3%
Camden Property Trust	5,270	562,730
Elme Communities	1,199	20,215
Equity Residential	5,700	368,961
Essex Property Trust, Inc.	930	248,924
UDR, Inc.	17,580	655,031
		1,855,861
Net Lease - 7.8%
Agree Realty Corp.	5,660	402,086
Broadstone Net Lease, Inc.	10,570	188,886
NETSTREIT Corp.	9,780	176,627
NNN REIT, Inc.	3,650	155,380
Realty Income Corp.	10,430	634,040
		1,557,019
Office - 5.0%
BXP, Inc.	3,290	244,578
Cousins Properties, Inc.	10,883	314,954
Douglas Emmett, Inc.	3,070	47,800
	Number of Shares	Fair Value
Empire State Realty Trust, Inc., Class A	10,110	$77,443
Hudson Pacific Properties, Inc. (a)	7,321	20,206
Piedmont Realty Trust, Inc., Class A	4,067	36,603
Vornado Realty Trust	6,400	259,392
		1,000,976
Regional Malls - 4.0%
Macerich Co.	6,820	124,124
Simon Property Group, Inc.	3,540	664,352
		788,476
Self Storage - 7.6%
Extra Space Storage, Inc.	5,960	840,002
Public Storage	2,360	681,686
		1,521,688
Shopping Centers - 8.2%
Brixmor Property Group, Inc.	17,860	494,365
Federal Realty Investment Trust	2,610	264,419
InvenTrust Properties Corp.	543	15,540
Kimco Realty Corp.	23,988	524,138
Kite Realty Group Trust	15,450	344,535
		1,642,997
Specialty - 5.5%
Iron Mountain, Inc.	6,163	628,257
Lamar Advertising Co., Class A	910	111,402
VICI Properties, Inc.	10,620	346,318
		1,085,977
Total Common Stock (REITs) (Cost $15,998,770)		19,805,216
Short-Term Investment - 0.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.13% (b)(c) (Cost $135,049)	135,049	135,049
Total Investments (Cost $16,133,819)		19,940,265
Liabilities in Excess of Other Assets, net - (0.0)%*		(9,921)
NET ASSETS - 100.0%		$19,930,344
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.

See Notes to Schedule of Investments.
92	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments
September 30, 2025 (Unaudited)
†	Percentages are based on net assets as of September 30, 2025.
*	Less than 0.05%.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$19,805,216	$—	$—	$19,805,216
Short-Term Investment	135,049	—	—	135,049
Total Investments in Securities	$19,940,265	$—	$—	$19,940,265

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	144,695	$144,695	$2,009,468	$2,019,114	$—	$—	135,049	$135,049	$2,685
See Notes to Schedule of Investments.
State Street Real Estate Securities V.I.S. Fund	93

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
September 30, 2025 (Unaudited)

Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At September 30, 2025, the independent fair value service was used for certain foreign securities in certain Funds/Portfolios, and these securities were classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
94

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
September 30, 2025 (Unaudited)

•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2025 is disclosed in each Fund’s Schedule of Investments.
Futures Contracts
Each Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
During the period ended September 30,2025, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street U.S. Equity V.I.S. Fund	Equitization of cash
State Street S&P 500 Index V.I.S. Fund	Equitization of cash
State Street Premier Growth Equity V.I.S. Fund	Equitization of Cash
State Street Small-Cap Equity V.I.S. Fund	Equitization of cash
State Street Income V.I.S. Fund	Management of Interest Rate Risk
State Street Total Return V.I.S. Fund	Equitization of cash
To-Be-Announced Transactions
The State Street Income V.I.S. Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period, the State Street Income V.I.S. Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
95